-------------------------------------------------------------------------------
                                                                ---------------
                                                                   NORTHERN
                                                                   --------
                                                                 INSTITUTIONAL
                                                                     FUNDS
                                                                ---------------


Money Market
Portfolios



                                                               NOVEMBER 30, 2000
                                 Annual Report

Northern Institutional Funds
Money Market Portfolios

--------------------------------------------------------------------------------

Table of Contents

                                                                            Page
                                                                            ----
Management's Discussion of Portfolio Performance...........................   2
Statements of Investments
  Investment Abbreviations and Notes.......................................   5
  Government Select Portfolio..............................................   6
  Government Portfolio.....................................................   7
  Diversified Assets Portfolio.............................................   8
  Tax-Exempt Portfolio.....................................................  13
  Municipal Portfolio......................................................  18
Statements of Assets and Liabilities.......................................  22
Statements of Operations...................................................  23
Statements of Changes in Net Assets........................................  24
Financial Highlights.......................................................  25
Notes to the Financial Statements..........................................  30
Report of Independent Auditors.............................................  32

--------------------------------------------------------------------------------

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional Government Select Portfolio

The first half of the fiscal year was marked by rapid economic growth, prompting the Federal Reserve to raise interest rates 25 basis points in February and March and 50 basis points in May. Although inflation remained subdued, two factors contributed to the Fed's tightening bias. First, GDP growth was extraordinarily high at 8.3 percent and 4.8 percent in the final quarter of 1999 and first quarter of 2000, respectively. Second, the unemployment rate reached a 30-year low of 3.9 percent. By May, the federal funds rate stood at 6.5 percent, and analysts were forecasting further increases to 7.0 or 7.5 percent.
  By mid-year, however, the economy reversed course and began to slow. Business investment declined, and consumer spending weakened. By the end of the third quarter, concerns over further Fed tightening had been replaced by growing fears of a possible hard landing for our economy. In response, the money market yield curve inverted as the market discounted several Fed easings in the first half of 2001.
  The Portfolio began the year in a defensive posture, with a shorter average maturity than its peer group. When expectations for Fed rates peaked at 7.0 percent or higher in May, we extended duration and purchased three-month and one-year fixed-rate securities, which helped the Portfolio outperform its peers. We then extended duration again in August, after projecting no further rate increases for the year. Looking ahead to 2001, we anticipate that the Fed may cut rates, but perhaps not as quickly or dramatically as the market expects.

                      Brian Andersen
                      Portfolio Manager

An investment in the Portfolio is not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money.
Northern Institutional Government Portfolio

The economy evolved in two distinct phases over the fiscal year: rapid growth during the first half, followed by a slowdown.
  The Federal Reserve raised interest rates 25 basis points at the February and March meetings and 50 basis points in May, lifting its target rate to 6.5 percent. Despite benign inflation, the Fed reacted to extraordinary GDP growth, which reached 8.3 percent and 4.8 percent in the final quarter of 1999 and first quarter of 2000, respectively. A tight labor market provided further support for monetary restraint, as the unemployment rate fell to a 30-year low of 3.9 percent. By May, analysts were forecasting a year-end federal funds rate of 7.0 to 7.5 percent.
  During the second half of the year, however, data began to indicate an economic slowdown. Initially, business investment declined, followed by weaker consumer spending. By the end of the third quarter, the Fed's tightening cycle was widely perceived to be complete. As economic growth continued to slow and concerns arose over a possible hard landing, the money market yield curve inverted in anticipation of several Fed easings through the first half of 2001.
  Early in the year, the Portfolio was positioned defensively against rate hikes, with a shorter average maturity than its peers. In May, we extended duration when market expectations for Fed rates peaked at 7.0 percent or higher. Purchases of three-month and one-year fixed-rate securities helped the Portfolio outperform its peer group. By August, we envisioned no further rate increases in 2000, so we again extended duration. Going forward, we anticipate some Fed easing, but question the magnitude and timing that the market expects.

                      Brian Andersen
                      Portfolio Manager


An investment in the Portfolio is not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional Diversified Assets Portfolio

In the face of the Federal Reserve's tightening of interest rates, the Portfolio followed a defensive strategy throughout much of the fiscal year. Using a barbell maturity structure, we invested in shorter-term securities to maintain liquidity and attractively priced longer-term securities to enhance yield.
  As the year drew to a close, the Fed's next move was uncertain. We expect them to remain on the sidelines, with a best-case scenario of a reduction in rates in the first quarter of 2001. At the same time, supply looks to be low as we head into the new year, which will drive up prices.
  There were no significant changes in the composition of the Portfolio, and no plans are underway to vary our structure in the near future. The highest percentage of the Portfolio continued to be invested in tier one commercial paper, where yields are most attractive. Although we have been investing primarily in securities with three- to six-month maturities, our plans are to emphasize longer maturities to protect against falling interest rates.

                      Mary Ann Flynn
                      Portfolio Manager


An investment in the Portfolio is not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money.
Northern Institutional Tax-Exempt Portfolio

Despite a changing economic environment, the Portfolio produced strong returns relative to its peer group for the fiscal year. We extended the Portfolio's average maturity at the end of 1999 to combat declining yields resulting from heavy inflows into money market funds in early 2000. Then, in the face of Federal Reserve tightening during the first five months of the new year, we were content to shorten duration and capture rising interest rates.
  Municipal debt issuance declined dramatically as a result of the vital economy and strong tax revenues. We extended duration in May and June, the earlier part of "note season" when state and local governments issued annual operating notes. The lack of new supply became more evident as summer wore on and yields on later issues dropped.
  We maintained our duration through the early part of autumn. After seeing signs of a weakening economy with stable or declining interest rates and identifying attractive buying opportunities, we moved aggressively into fixed-rate products in order to lengthen duration.
  Approaching calendar year-end, there is significantly less money movement than the previous year. As the market recognizes the economic slowdown and potential Fed easings in the first half of 2001, demand for longer-term maturities has soared and yields have fallen. Going forward, we plan to maintain a slightly longer average maturity than our peers. While it is important to maintain appropriate levels of liquidity late in 2000, it will also be critical to identify longer-term securities to offset the declining yields on floating-rate securities that are anticipated in early 2001.

                      Susan M. Barry
                      Portfolio Manager


Income from the Portfolio may be subject to federal alternative minimum tax
(AMT), state and local taxes. In addition, an investment in the Portfolio is not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional Municipal Portfolio

Despite a changing economic environment, the Portfolio produced strong returns relative to its peer group for the fiscal year. We extended the Portfolio's average maturity at the end of 1999 to combat declining yields resulting from heavy inflows into money market funds in early 2000. Then, in the face of Federal Reserve tightening during the first five months of the new year, we were content to shorten duration and capture rising interest rates.
  Municipal debt issuance declined dramatically as a result of the vital economy and strong tax revenues. We extended duration in May and June, the earlier part of "note season" when state and local governments issued annual operating notes. The lack of new supply became more evident as summer wore on and yields on later issues dropped.
  We maintained our duration through the early part of autumn. After seeing signs of a weakening economy with stable or declining interest rates and identifying attractive buying opportunities, we moved aggressively into fixed-rate products in order to lengthen duration.
  Approaching calendar year-end, there is significantly less money movement than the previous year. As the market recognizes the economic slowdown and potential Fed easings in the first half of 2001, demand for longer-term maturities has soared and yields have fallen. Going forward, we plan to maintain a slightly longer average maturity than our peers. While it is important to maintain appropriate levels of liquidity late in 2000, it will also be critical to identify longer-term securities to offset the declining yields on floating-rate securities that are anticipated in early 2001.

                      Susan M. Barry
                      Portfolio Manager

Income from the Portfolio may be subject to federal alternative minimum tax
(AMT), state and local taxes. In addition, an investment in the Portfolio is not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
Investment Abbreviations and Notes:
AMBAC--American Municipal Bond Assurance Corp.
BAN  --Bond Anticipation Note
Colld.
     --Collateralized
COP  --Certificate of Participation
CP   --Commercial Paper
FGIC --Financial Guaranty Insurance Corp.
FHA  --Federal Housing Authority
FHLB --Federal Home Loan Bank
FHLMC--Freddie Mac
FNMA --Fannie Mae
FRN  --Floating Rate Note
FSA  --Financial Security Assurance Corp.
GIC  --Guaranteed Investment Contract
G.O. --General Obligation
Gtd. --Guaranteed
HDA  --Housing Development Authority
HFA  --Housing Finance Authority
IDA  --Industrial Development Authority
IDR  --Industrial Development Revenue

LOC  --Letter of Credit
MBIA --Municipal Bond Insurance Association
ML SG
     --Merrill Lynch/Societe Generale
MS   --Morgan Stanley
MTN  --Medium Term Note
PCR
     --Pollution Control Revenue
P-Floats
     --Puttable Floating Rate Security
PSF  --Permanent School Fund
RAN  --Revenue Anticipation Notes
ROC  --Reset Option Certificates
SFM
     --Single Family Mortgage
SLMA --Student Loan Marketing Association
Soc Gen
     --Societe Generale
TAN  --Tax Anticipation Note
TOB  --Tender Option Bond
TRAN
     --Tax and Revenue Anticipation Note
TRB  --Tax Revenue Bond
VRDB --Variable Rate Demand Bond
VRDN
     --Variable Rate Demand Note

 . The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

 . Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

 . Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities per SEC rules.

 . Amortized cost also represents cost for federal income tax purposes.

 . Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands)

                       Description
-----------------------------------------------------------------------------------------------------
Principal                                                  Maturity                         Amortized
 Amount                   Rate                               Date                             Cost
-----------------------------------------------------------------------------------------------------
                          Government Select Portfolio
U.S. GOVERNMENT AGENCIES--100.8%
FHLB Discount Notes--68.3%
$472,826                  6.43%                             12/1/00                          $472,826
  75,000                  6.39                              12/5/00                            74,947
 100,000                  6.39                              12/7/00                            99,894
  50,000                  6.37                             12/13/00                            49,894
  66,000                  6.38                             12/13/00                            65,860
  40,000                  6.37                             12/15/00                            39,901
  40,000                  6.41                               1/3/01                            39,765
  29,136                  6.43                               1/3/01                            28,964
  50,000                  6.43                               1/5/01                            49,687
   6,000                  6.44                               1/5/01                             5,962
  20,000                  6.43                              1/12/01                            19,850
  16,000                  6.45                              1/12/01                            15,880
  80,000                  6.43                              1/17/01                            79,328
  50,000                  6.42                              1/19/01                            49,563
  50,000                  6.42                              1/24/01                            49,518
  30,000                  6.43                              1/24/01                            29,711
  21,500                  6.44                              1/24/01                            21,292
  50,000                  6.42                              1/26/01                            49,500
  75,000                  6.43                              1/26/01                            74,250
  40,000                  6.44                              1/31/01                            39,563
  50,000                  6.40                               2/2/01                            49,440
  40,000                  6.42                               2/7/01                            39,515
  70,000                  6.40                              2/14/01                            69,066
  35,000                  6.41                              2/14/01                            34,532
  25,000                  6.40                              2/16/01                            24,657
  28,000                  6.41                              2/16/01                            27,616
   3,000                  6.38                              2/23/01                             2,955
  50,000                  6.39                              2/28/01                            49,210
  40,000                  6.32                              3/14/01                            39,277
  50,000                  6.33                              3/14/01                            49,094
  20,000                  6.32                               4/4/01                            19,564
  20,000                  6.33                               4/4/01                            19,564
   8,910                  6.31                               4/6/01                             8,713
  19,866                  6.28                              5/11/01                            19,308
  30,000                  6.27                              5/23/01                            29,095
   3,000                  6.28                              5/23/01                             2,909
   8,000                  6.18                               6/1/01                             7,750
                                                                                            ---------
                                                                                            1,848,420
                                                                                            ---------
FHLB-FRN--18.6%
 140,000                  6.42                              8/15/01                           139,932
  15,000                  6.43                              8/15/01                            14,993
  80,000                  6.52                              8/17/01                            79,961
 100,000                  6.43                              9/21/01                            99,961
 170,000                  6.46                              11/8/01                           169,953
                                                                                            ---------
                                                                                              504,800
                                                                                            ---------

                      Description
--------------------------------------------------------------------------------------------------
Principal                                               Maturity                       Amortized
 Amount                  Rate                             Date                            Cost
--------------------------------------------------------------------------------------------------
FHLB MTN--10.2%
$12,200                  6.50%                            3/6/01                          $12,199
 30,000                  6.75                            3/15/01                           30,000
 70,000                  6.48                            3/20/01                           69,983
 45,000                  7.21                            5/25/01                           45,000
 40,000                  7.20                             6/7/01                           40,000
 80,000                  6.60                           11/14/01                           80,000
                                                                                       ----------
                                                                                          277,182
                                                                                       ----------
SLMA-FRN--3.7%
100,000                  6.45                             1/4/01                           99,391
--------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                                                         $2,729,793
--------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS--5.3%
U.S. Treasury Bills
145,000                  6.41                           12/15/00                          144,638
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--106.1%                                                              $2,874,431
--------------------------------------------------------------------------------------------------
Liabilities, less other assets--(6.1)%                                                   (165,836)
--------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                     $2,708,595
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
--------------------------------------------------
 Principal               Maturity Amortized
  Amount       Rate        Date     Cost
--------------------------------------------------
                              Government Portfolio
 U.S. GOVERNMENT AGENCIES--63.5%
 FNMA Discount Notes--31.6%
  $65,850  6.54%          12/1/00   $65,850
   10,000  6.56            1/2/01     9,943
   33,010  6.51            2/1/01    32,646
   31,615  6.52            2/1/01    31,266
  150,000  6.55            2/1/01   148,336
   30,000  6.56            2/1/01    29,667
   45,000  6.51            2/2/01    44,498
   42,000  6.60            2/8/01    41,485
   40,000  6.62           2/15/01    39,459
   55,000  6.63           2/15/01    54,255
   85,000  6.52            3/1/01    83,637
   50,000  6.62            3/1/01    49,199
   19,000  6.59            4/2/01    18,590
   36,000  6.73            6/1/01    34,835
                                  ---------
                                    683,666
                                  ---------
 FNMA MTN--6.6%
   60,000  6.54            3/1/01    59,999
   29,000  6.51           5/16/01    29,000
   40,000  7.26           5/24/01    40,000
   15,000  7.25           5/25/01    15,000
                                  ---------
                                    143,999
                                  ---------
 FARMER MAC Discount Notes--0.7%
   15,934  6.56            1/5/01    15,833
                                  ---------
 FHLB Medium Term FRN--13.3%
  140,000  6.43           7/17/01   139,948
  150,000  6.58          10/12/01   149,912
                                  ---------
                                    289,860
                                  ---------
 FHLMC Discount Notes--2.3%
   30,000  6.53            1/4/01    29,818
   20,000  6.54            1/4/01    19,878
                                  ---------
                                     49,696
                                  ---------
 FHLMC Medium Term FRN--5.5%
  120,000  6.42          12/26/00   119,945
                                  ---------
 FHLMC MTN--3.5%
   35,000  6.66           3/30/01    35,000
   40,000  6.71          10/11/01    40,000
                                  ---------
                                     75,000
--------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES   1,377,999
--------------------------------------------------

           Description
-----------------------------------------------------------------
 Principal                     Maturity
  Amount         Rate            Date         Amortized Cost
-----------------------------------------------------------------
 REPURCHASE AGREEMENTS--40.6%
 (Colld. by U.S. Government Securities)
 Repurchase Agreements--36.0%
           ABN-AMRO, Dated 11/30/00,
           Repurchase Price $250,046
 $250,000  6.56%                     12/1/00            $250,000
           Bear Stearns Security Corp., Dated 11/30/00,
           Repurchase Price $200,037
  200,000  6.60                      12/1/00             200,000
           Merrill Lynch, Inc., Dated
           11/30/00, Repurchase Price
           $115,021
  115,000  6.55                      12/1/00             115,000
           Merrill Lynch, Inc., Dated
           11/30/00, Repurchase Price
           $26,659
   26,654  6.55                      12/1/00              26,654
           Societe Generale, Dated
           11/30/00, Repurchase Price
           $190,035
  190,000  6.57                      12/1/00             190,000
                                              ------------------
                                                         781,654
                                              ------------------
 Floating Rate Open Repurchase Agreement--2.3%
           Lehman Brothers Holding,
           Inc., Dated 11/30/00,
           Repurchase Price $50,136
   50,000  6.56                      12/1/00              50,000
                                              ------------------
 Joint Repurchase Agreement--2.3%
           UBS Warburg LLC, Dated
           11/30/00, Repurchase Price
           $50,146
   50,000  6.50                      12/7/00              50,000
-----------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS                             881,654
-----------------------------------------------------------------
 TOTAL INVESTMENTS--104.1%                    $        2,259,653
-----------------------------------------------------------------
 Liabilities, less other assets--(4.1)%                  (88,175)
-----------------------------------------------------------------
 NET ASSETS--100.0%                           $        2,171,478
-----------------------------------------------------------------
-----------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands)

           Description
------------------------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
------------------------------------------------------
                          Diversified Assets Portfolio
 CERTIFICATES OF DEPOSITS--8.7%
 Domestic Depository Institutions--2.7%
           Citibank
 $62,500   6.62%     4/19/01    $62,500
           Dexia Bank, New
           York
   4,000   6.98      7/18/01      4,004
           First Union
           National Bank,
           North Carolina
  95,000   7.00      7/30/01     95,000
           Southtrust Bank,
           N.A.
  20,000   6.80       2/8/01     20,000
  20,000   6.70       3/5/01     20,000
                                -------
                                201,504
                                -------
 Foreign Depository Institutions--6.0%
           Canadian Imperial
           Bank of Commerce,
           New York Branch
 100,000   7.42      5/22/01    100,000
           National
           Westminster Bank,
           New York Branch
  95,000   7.42      5/21/01     95,000
           Royal Bank of
           Canada, New York
           Branch
 100,000   7.42      5/22/01    100,000
           Societe Generale,
           New York Branch
 145,000   6.89      3/29/01    144,987
  20,000   7.42      5/21/01     20,000
                                -------
                                459,987
------------------------------------------------------
 TOTAL CERTIFICATES OF DEPOS-
  ITS                           661,491
------------------------------------------------------
 COMMERCIAL PAPER--42.8%
 Administration of Environmental &
  Housing Programs--0.6%
           Alaska Housing
           Finance Corp.
   8,000   6.52      12/1/00      8,000
  37,250   6.55      12/4/00     37,230
                                -------
                                 45,230
                                -------
 Computer & Industrial Machines &
  Equipment--0.1%
           John Deere Capital
           Corp.
  10,000   6.45     12/22/00      9,962
                                -------
 Collateralized Loan Obligations--3.6%
           Blue Ridge Asset
           Funding
  35,017   6.60     12/15/00     34,927
  40,000   6.60     12/19/00     39,868
           Moat Funding LLC
  20,000   6.50     12/14/00     19,953
   1,000   6.56       2/9/01        987
  10,000   6.52      3/28/01      9,788
  75,000   6.52      3/29/01     73,398
  10,000   6.40      5/29/01      9,682
  20,000   6.34      7/30/01     19,151
           R.O.S.E., Inc.
  10,000   6.59      1/23/01      9,903

           Description
----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
----------------------------------------
           Stellar Funding,
           Inc.
 $22,024   6.53%    12/11/00    $21,984
  23,000   6.51     12/12/00     22,954
  10,000   6.50     12/22/00      9,962
                                -------
                                272,557
                                -------
 Communications--1.0%
           AT&T Co.
  53,000   6.95     2/20/01      52,171
  23,500   6.95     2/22/01      23,124
                                -------
                                 75,295
                                -------
 Domestic Depository Institution--0.8%
           Marshall and
           Ilsley Corp.
  62,500   6.65     2/26/01      61,496
                                -------
 Electric Services--1.4%
           Duke Capital Corp.
  83,000   6.60     12/1/00      83,000
           Southern Co.
  22,500   6.67     2/15/01      22,183
                                -------
                                105,183
                                -------
 Electronic & Other Electric Compo-
  nents--0.3%
           Cooper Industries
           Inc.
  20,000   6.58     12/21/00     19,927
                                -------
 Executive, Legislative & General Gov-
  ernment--0.1%
           Texas Municipal
           Power Agency,
           Series 1997
   7,500   6.69     12/12/00      7,500
                                -------
 Food & Kindred Products--0.6%
           Cadbury Schwepps
           Money Management
  45,000   6.67      1/31/01     44,491
                                -------
 Foreign Depository Institution--0.6%
           Den Danske Corp.,
           Inc.
  44,000   6.40      4/30/01     42,827
                                -------
 Insurance--1.7%
           Aon Corp.
  10,000   6.53      12/6/00      9,991
  15,085   6.52     12/19/00     15,036
  18,000   6.50     12/27/00     17,916
   7,500   6.58       2/9/01      7,404
  17,000   6.63      2/14/01     16,765
           Torchmark, Inc.
  10,000   6.53      12/1/00     10,000
  13,000   6.52      12/4/00     12,993
  15,500   6.54      12/8/00     15,480
   6,500   6.65      1/31/01      6,427
           United Health
           Group
  20,000   6.53     12/14/00     19,953
                                -------
                                131,965
                                -------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
----------------------------------------
 Multi-Seller Conduits--14.0%
           Amsterdam Funding
 $15,000   6.60%    12/12/00    $14,970
           Apreco
  25,000   6.51     12/14/00     24,941
  25,000   6.60      1/11/01     24,812
  25,000   6.60      1/12/01     24,808
  11,000   6.58      1/19/01     10,902
  12,500   6.57      1/22/01     12,381
           Compass
           Securitization
  10,000   6.54      12/4/00      9,995
  15,000   6.54      12/7/00     14,984
           Concord Minutemen
           Capital Co.
  26,400   6.67      1/25/01     26,131
           Eiffel Funding LLC
  20,000   6.55       2/1/01     19,774
           Grand Funding
           Corp.
   5,000   6.59      1/10/01      4,963
   6,300   6.60      1/12/01      6,252
  17,468   6.60      1/16/01     17,321
  25,000   6.60      1/17/01     24,785
  15,000   6.58      1/23/01     14,855
  12,500   6.58      1/25/01     12,374
           Jupiter
           Securitization
           Corp.
  18,830   6.60      1/11/01     18,688
  50,000   6.61      1/16/01     49,578
  20,000   6.38      6/18/01     19,295
           KBC Commercial
           Paper Trust
  20,000   6.55      2/15/01     19,723
           Kitty Hawk Funding
           Corp.
  83,000   6.48      12/1/00     83,000
  33,982   6.48     12/15/00     33,895
           Lexington Parker
           Capital
  15,000   6.50      12/1/00     15,000
  39,929   6.60      1/18/01     39,578
  30,000   6.58      1/23/01     29,709
  59,300   6.55      2/23/01     58,395
  25,000   6.50       3/1/01     24,594
           Ness LLC
  10,000   6.50      2/21/01      9,852
           Quincy Capital
           Corp.
  14,000   6.60      1/12/01     13,892
           Sheffield
           Receivables Corp.
  37,500   6.54      12/1/00     37,500
 100,000   6.54     12/18/00     99,690
           Silver Tower US
           Funding
  13,850   6.50     12/11/00     13,825
  42,500   6.58      1/17/01     42,135
  30,000   6.51      2/23/01     29,544
  32,000   6.50      2/28/01     31,486
  45,000   6.49       3/1/01     44,270

           Description
----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
----------------------------------------
           Tannehill Capital
           Co. LLC
 $10,000   6.47%     3/21/01      $9,802
           Twin Towers, Inc.
  50,000   6.58     12/15/00      49,872
           Variable Funding
           Capital Corp.
  15,000   6.60      1/12/01      14,885
           Victory
           Receivables Corp.
  13,000   6.60       1/8/01      12,909
                               ---------
                               1,065,365
                               ---------
 Non-Depository Business Credit Insti-
  tution--0.9%
           Heller Financial
           Corp.
  25,000   6.60      12/8/00      24,968
  25,000   6.60     12/13/00      24,945
  13,000   6.65     12/19/00      12,957
   5,000   6.70     12/22/00       4,980
   2,000   6.65      2/13/01       1,973
                               ---------
                                  69,823
                               ---------
 Non-Depository Personal Credit Insti-
  tution--0.1%
           Household Finance
           Corp., Canada
  10,000   6.60      1/19/01       9,910
                               ---------
 Public Finance Tax & Monetary--0.1%
           Oakland-Alameda
           County Coliseum
           Arena, Series
           1996A-2
   7,500   6.75      1/30/01       7,500
                               ---------
 Security & Commodity Broker--0.3%
           Lehman Brothers
           Holdings, Inc.
  25,000   6.52     12/27/00      24,882
                               ---------
 Securities Arbitrage--13.0%
           Amstel Funding
           Corp.
  91,000   6.65       2/2/01      89,941
  60,000   6.65       2/6/01      59,257
           Conduit Asset
           Backed Security
           LLC
  10,000   6.50      12/1/00      10,000
  10,000   6.51     12/12/00       9,980
  13,000   6.55     12/15/00      12,967
  10,000   6.58      2/22/01       9,848
  12,000   6.58      2/26/01      11,809
           Crown Point
           Capital Co.
  30,000   6.62      1/11/01      29,774
  45,000   6.55      2/20/01      44,337
           Dorada Finance,
           Inc.
   7,746   6.52       3/1/01       7,620
           High Peak Funding
           LLC
  10,600   6.52      12/6/00      10,590
  11,000   6.52      12/7/00      10,988
  25,000   6.54     12/13/00      24,946
  27,250   6.54     12/18/00      27,166

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands)

           Description
-----------------------------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
-----------------------------------------------------------
                    Diversified Assets Portfolio--Continued
           K2 (USA) LLC
 $12,000   6.50%     12/1/00    $12,000
  15,000   6.52      2/26/01     14,764
   5,000   6.50      2/28/01      4,920
  10,000   6.45      3/28/01      9,790
  10,000   6.44      4/17/01      9,755
  27,000   6.47      4/23/01     26,306
  35,000   6.45      5/11/01     33,990
           Lockhart Funding
           LLC
  48,000   6.62     12/21/00     47,823
           Moriarty Ltd.
  42,500   6.52      2/26/01     41,831
  69,400   6.49       3/1/01     68,274
           MPF Ltd.
  18,000   6.58      1/26/01     17,816
  10,000   6.60      1/30/01      9,890
  27,500   6.57      1/31/01     27,194
  10,000   6.60       2/8/01      9,874
  41,500   6.59      2/16/01     40,915
  17,500   6.60      2/23/01     17,231
           North Coast
           Funding LLC
  15,000   6.52     12/14/00     14,965
  10,000   6.58      1/25/01      9,899
           Sigma Finance,
           Inc.
  36,000   6.53      2/22/01     35,458
  50,000   6.53       3/2/01     49,175
  75,000   6.40       5/1/01     72,987
  20,000   6.37       6/4/01     19,345
           Westways Funding
           IV, Ltd.
  15,000   6.58      1/31/01     14,833
  20,500   6.57      2/16/01     20,212
                                -------
                                988,470
                                -------
 Single-Seller Conduits--1.3%
           Citibank Credit
           Card Master Trust,
           Dakota
           Certificates
           Program
  20,000   6.50     12/13/00     19,957
           MBNA Credit Card
           Master Trust,
           Emerald
           Certificates
  15,000   6.60      1/11/01     14,887
  22,000   6.60      1/25/01     21,778
  15,000   6.60      2/15/01     14,791
  25,000   6.60      2/23/01     24,615
                                -------
                                 96,028
                                -------
 Transportation Equipment--2.3%
           Ford Credit Canada
           Ltd.
  25,000   6.59      1/23/01     24,757
  25,000   6.58      2/12/01     24,666
  25,000   6.45      4/19/01     24,377
  50,000   6.45      4/25/01     48,701
  25,000   6.44      4/26/01     24,347

           Description
----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
----------------------------------------
           General Motors
           Acceptance Corp.,
           Canada
 $32,000   6.52%     3/27/01     $31,328
                               ---------
                                 178,176
----------------------------------------
 TOTAL COMMERCIAL PAPER        3,256,587
----------------------------------------
 CORPORATE NOTES--11.5%
 Business Service--0.1%
           Birchwood Acres
           Ltd. Taxable VRDB,
           Series 2000
  12,410   6.67      12/7/00      12,410
                               ---------
 Chemical & Allied Products--1.2%
           Unilever Capital
           Corp. FRN
  90,000   6.68       9/7/01      90,000
                               ---------
 Collaterized Loan Obligations--1.6%
           Syndicated Loan
           Funding Trust
           Senior Secured
           Notes, Series
           2000-1 FRN
  35,000   6.77      2/15/01      34,983
           Series 2000-7 FRN
  50,000   6.77      3/15/01      50,000
           Series 2000-14
  13,000   7.31      6/15/01      13,018
           Series 2000-21
  25,000   6.79     12/14/01      25,000
                               ---------
                                 123,001
                               ---------
 Communications--0.7%
           AT&T Corp. FRN
  50,000   6.65      7/19/01      50,000
                               ---------
 Construction--0.1%
           Tri-O Development
           LLC Program Notes,
           Series 1999
           (National City
           Bank LOC)
   3,995   6.70     12/7/00        3,995
                               ---------
 Domestic Depository Institutions--0.9%
           Strategic Money
           Market Trust, FRN
  70,000   6.78      3/29/01      70,000
                               ---------
 Foreign Depository Institution--0.7%
           Abbey National
           Treasury
  50,000   6.57     10/25/01      49,987
                               ---------
 Health Services--0.2%
           Crozer Keystone
           Health System VRDB
   7,350   6.82      12/7/00       7,350
           Surgery Center
           Financing Corp.
           VRDN, Series 97
           (NCC Bank LOC)
   6,120   6.70      12/7/00       6,120
                               ---------
                                  13,470
                               ---------
 Non-Depository Personal Credit
  Institution--0.8%
           Associates
           Corporation, North
           Carolina FRN
  40,000   6.65      10/1/01      40,000

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
------------------------------------------------------------
 Principal                    Maturity             Amortized
  Amount   Rate               Date                   Cost
------------------------------------------------------------
           AT&T Capital Corp. MTN
 $5,000    6.88%               1/16/01               $4,999
 18,470    6.25                5/15/01               18,422
                                                    -------
                                                     63,421
                                                    -------
 Other Receivables--0.2%
           Morgan Stanley Trust Certificates
           1996-2, FRN
 18,688    6.72               12/23/00               18,688
                                                    -------
 Securities Arbitrage--4.1%
           Dorada Finance Corp. MTN
 40,000    7.20                 5/8/01               40,000
 20,000    6.73                9/25/01               20,000
 17,500    6.75                9/25/01               17,500
           K2 (USA) LLC, MTN
 35,000    6.90                3/30/01               35,000
 29,000    7.44                4/30/01               29,000
 20,000    6.65                9/17/01               20,000
 25,000    6.75                9/26/01               25,000
           Links Finance LLC
 25,000    7.46                5/22/01               25,000
           Sigma Finance MTN
 50,000    6.73                9/21/01               50,000
 50,000    6.64                11/1/01               50,000
                                                    -------
                                                    311,500
                                                    -------
 Transportation Equipment--0.9%
           GE Engine Receivables 1996-1 Trust,
           FRN
 14,989    6.61                12/7/00               14,989
           General Motors Acceptance Corp.
 37,500    6.92                4/27/01               37,500
 20,000    7.02                7/11/01               20,039
                                                    -------
                                                     72,528
------------------------------------------------------------
 TOTAL CORPORATE NOTES                              879,000
------------------------------------------------------------
 MUNICIPAL INVESTMENTS--4.2%
 Administration of Environmental & Housing Programs--2.4%
           California Housing Finance Agency
           Home Mortgage Revenue Bond, Series R
 57,250    6.60                12/7/00               57,250
           Virginia State HDA Commonwealth
           Mortgage Revenue Bonds, Series 1998
 82,910    6.60                12/7/00               82,910
           Virginia State HDA Commonwealth
           Mortgage Revenue Bonds, Series B
 24,315    6.60                12/7/00               24,315
           Series C
 19,000    6.60                12/7/00               19,000
                                                    -------
                                                    183,475
                                                    -------

           Description
--------------------------------------
Principal           Maturity Amortized
 Amount    Rate     Date       Cost
--------------------------------------
Amusement & Recreation Services--0.2%
           Maryland Stadium
           Authority
           Facilities Lease
           Revenue, Series A
$16,300    6.10%     12/7/00  $16,300
                              -------
Communications--0.3%
           New Jersey
           Economic
           Development
           Authority Revenue
           MSNBC/CNBC
           Project, Series
           1997B
 24,099    6.60      12/1/00   24,099
                              -------
Construction--0.1%
           Metal Forming &
           Coining Corp.
           (National City
           Bank LOC)
  8,795    6.70      12/7/00    8,795
                              -------
Domestic Depository Institution--0.1%
           Folk Financial
           Services, Inc.
           Loan
           Program Notes,
           Series A (NCC
           Bank LOC)
  5,665    6.67      12/7/00    5,665
                              -------
Electrical Services--0.3%
           Municipal
           Electric
           Authority of
           Georgia BAN,
           Series A
 18,700    6.71      12/6/00   18,700
           Series 1997
  1,200    6.71      12/6/00    1,200
           Transmission
           Agency of
           Northern
           California
  5,600    6.59      12/8/00    5,600
                              -------
                               25,500
                              -------
Executive, Legislative, & General
 Government--0.5%
           Denver City &
           County (Colorado)
           COP, Series 1996
  1,700    6.76      12/7/00    1,700
           Seattle,
           Washington Ltd.
           Tax G.O. Bond,
           Series 1996-C,
           FRN
 32,825    6.50      12/7/00   32,825
                              -------
                               34,525
                              -------
Insurance--0.2%
           Health Insurance
           Plan of Greater
           New York, Series
           1990 B-1
 13,500    6.60      12/7/00   13,500
                              -------
Petroleum & Refining--0.1%
           Duncan Oil Co.
           VRDN, Series
           2000, Duncan Oil
           Co. Project
  4,490    6.70     12/7/00     4,490
--------------------------------------
TOTAL MUNICIPAL INVESTMENTS   316,349
--------------------------------------
EURODOLLAR TIME DEPOSITS--15.3%
           Banco Popular,
           Puerto Rico
 87,500    6.59      12/1/00   87,500

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands)

           Description
-----------------------------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date          Cost
-----------------------------------------------------------
                    Diversified Assets Portfolio--Continued
           Banque Brussels
           Lambert, Grand
           Cayman
 $150,000  6.59%     12/1/00     $150,000
           Barclays Bank,
           Global Treasury
  140,235  6.57      12/1/00      140,235
           Chase Manhattan
           Bank, N.A.
  150,000  6.59      12/1/00      150,000
           Chase Manhattan
           USA, Grand Cayman
  150,000  6.59      12/1/00      150,000
           Erste Bank, Grand
           Cayman
  140,000  6.59      12/1/00      140,000
           Fifth Third Bank,
           Grand Cayman
  100,000  6.56      12/1/00      100,000
           ING Bank,
           Amsterdam
  150,000  6.56      12/7/00      150,000
           Wells Fargo Bank
           Minnesota
  100,000  6.56      12/1/00      100,000
-----------------------------------------------------------
 TOTAL EURODOLLAR TIME
  DEPOSITS                      1,167,735
-----------------------------------------------------------
 U.S. GOVERNMENT OBLIGATION--1.3%
           U.S. Treasury Bill
  100,000  5.72      8/30/01       95,678
-----------------------------------------------------------

           Description
-----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date          Cost
-----------------------------------------
 REPURCHASE AGREEMENTS--15.1%
 (Colld. by U.S. Government Securities)
 Repurchase Agreements--13.1%
           Bank of America,
           N.A., Dated
           11/30/00
           Repurchase Price
           $450,082
 $450,000  6.56%     12/1/00     $450,000
           Bear Stearns,
           Inc., Dated
           11/30/00
           Repurchase Price
           $150,028
  150,000  6.60      12/1/00      150,000
           Greenwich Capital
           Markets, Inc.,
           Dated 11/30/00
           Repurchase Price
           $200,037
  200,000  6.60      12/1/00      200,000
           Paine Webber,
           Inc., Dated
           11/30/00
           Repurchase Price
           $200,036
  200,000  6.56      12/1/00      200,000
                               ----------
                                1,000,000
                               ----------
 Floating Rate Open Repurchase
  Agreement--1.3%
           Lehman Brothers
           Inc., Dated
           11/30/00
           Repurchase Price
           $100,272
  100,000  6.56      12/1/00      100,000
                               ----------
 Joint Repurchase Agreement--0.7%
           Warburg Dillon
           Reed LLC, Dated
           11/30/00
           Repurchase Price
           $50,161
   50,000  6.50      12/7/00       50,000
-----------------------------------------
 TOTAL REPURCHASE AGREEMENTS    1,150,000
-----------------------------------------
 TOTAL INVESTMENTS--98.9%      $7,526,840
-----------------------------------------
 Other Assets, less
  liabilities--1.1%                87,016
-----------------------------------------
 NET ASSETS--100.0%            $7,613,856
-----------------------------------------
-----------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

Description
---------------------------------------------------------------------------------------------------------
Principal                                                  Maturity                             Amortized
 Amount                  Rate                                Date                                 Cost
---------------------------------------------------------------------------------------------------------
                              Tax-Exempt Portfolio
MUNICIPAL INVESTMENTS--97.3%
Alabama--1.6%
Alabama Special Care Facilities
 Financing Authority Revenue
 Bonds, Series 1999B (Ascension
 Health Gtd.)
$7,000                   4.40%                             12/7/00                               $7,000
Oxford G.O. VRDB Trust
 Receipts, SGB 34
 (AMBAC Insured)
 4,000                   4.22                              12/7/00                                4,000
                                                                                                 ------
                                                                                                 11,000
                                                                                                 ------
Alaska--0.7%
Alaska Housing Finance Corp.
 VRDB, Merrill P-Floats
 PT-37 (Colld. by Alaska HFC)
 4,895                   4.25                              12/1/00                                4,895
                                                                                                 ------
Arizona--0.5%
Arizona Health Facilities
 Authority Revenue VRDB,
 Series A, Arizona Health Care
 Pooled Finance (Caisse des
 Depots et Consignation GIC)
 3,300                   4.20                              12/7/00                                3,300
                                                                                                 ------
California--2.3%
California State G.O. Bonds,
 Series 1997H, Bank of America
 (Colld. by U.S. Government
 Securities)
15,890                   3.73                              12/7/00                               15,890
                                                                                                 ------
Colorado--1.8%
Colorado HFA Multi-Family
 Mortgage Revenue VRDN,
 Series A-1 (MBIA Insured)
 7,300                   4.20                              12/1/00                                7,300
Jefferson County School
 District No. R-001 TAN
 5,000                   5.00                              6/27/01                                5,019
                                                                                                 ------
                                                                                                 12,319
                                                                                                 ------
District of Columbia--1.6%
District of Columbia Water &
 Sewer VRDN, Series 1998,
 Citibank Eagle Trust 985201
 (FSA Insured)
 4,200                   4.22                              12/7/00                                4,200
District of Columbia Water &
 Sewer VRDN, Citibank Eagle
 Trust 8121A (FSA Insured)
 7,000                   4.22                              12/7/00                                7,000
                                                                                                 ------
                                                                                                 11,200
                                                                                                 ------
Florida--2.4%
Escambia County PCR Refunding
 Bonds, Series 1997, Gulf Power
 Co. (Gulf Power Co. Gtd.)
 8,800                   4.25                              12/1/00                                8,800
Florida State Board of
 Education Capital Outlay
 Bonds, Citicorp Eagle
 Trust 20000902
 4,550                   4.22                              12/7/00                                4,550
Indian River County Hospital
 District VRDN, Series 1989
 (KBC Bank N.A. LOC)
 2,800                   4.25                              12/8/00                                2,800

Description
---------------------------------------------------------------------------------------------------------
Principal                                                  Maturity                             Amortized
 Amount                  Rate                                Date                                 Cost
---------------------------------------------------------------------------------------------------------
Putnam County PCR VRDN, Series
 S, Seminole Electric (National
 Rural Utility Cooperation
 Finance Co. Gtd.)
  $350                   4.25%                             12/7/00                                  $350
                                                                                                 -------
                                                                                                  16,500
                                                                                                 -------
Georgia--8.5%
Atlanta MUNITOPS Certificates
 Trust VRDB, Series 2000-4
 (FGIC Insured)
10,000                   4.23                              12/7/00                                10,000
Columbus Unlimited G.O. Notes,
 Series 2000, Sales Tax
 1,350                   4.50                               7/1/01                                 1,350
Fulton County School District
 Bonds, Citicorp Eagle
 Trust 981001
13,000                   4.22                              12/7/00                                13,000
Georgia State G.O. Bonds, Eagle
 Trust Series 97C1001
 3,840                   4.22                              12/7/00                                 3,840
Georgia State G.O. Bonds,
 Series 1999D, Eagle Trust
 Series 991002
 7,000                   4.22                              12/7/00                                 7,000
Georgia State G.O. Unlimited
 VRDN, Series B
 9,100                   4.22                              12/7/00                                 9,100
Georgia Municipal Gas Authority
 VRDN, Series 1985-A (Morgan
 Guaranty Trust Co. Gtd.)
 1,000                   4.40                              1/10/01                                 1,000
Georgia Municipal Electric
 Authority VRDN, Series B
 (Morgan Guaranty Trust Co.
 LOC)
 2,500                   4.50                              12/8/00                                 2,500
Georgia Municipal Gas Authority
 VRDN, Series C, Gas Portfolio
 II Project (Bank of America,
 N.A. LOC)
 9,900                   4.95                              12/7/00                                 9,900
                                                                                                 -------
                                                                                                  57,690
                                                                                                 -------
Idaho--0.2%
Idaho HFA VRDB, Series 1995,
 St. Luke's Medical Center
 Project (Credit Suisse First
 Boston LOC)
 1,215                   4.20                              12/1/00                                 1,215
                                                                                                 -------
Illinois--12.2%
Chicago Board of Education
 Variable Rate Certificate,
 Series 2000A, School Reform
 Board (FGIC Insured)
 4,995                   4.375                             12/7/00                                 4,995
Chicago G.O. Equipment Notes
 (Harris Trust and Savings Bank
 LOC)
 3,000                   4.375                             10/4/01                                 3,000
Chicago G.O. Project and
 Refunding Bond, Series 1998M
 (FGIC Insured)
 5,000                   4.45                              3/22/01                                 5,000
Chicago Revenue VRDB, Series
 2000, Boys and Girls Club of
 Chicago (American National
 Bank and Trust LOC)
 6,400                   4.30                              12/7/00                                 6,400
Chicago G.O. Refunding VRDN,
 Series 1998, Citicorp Eagle
 Trust 981302 (FSA Insured)
 7,000                   4.22                              12/7/00                                 7,000

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands)

Description
-----------------------------------------------------------------------------------------------------
Principal                                                Maturity                           Amortized
 Amount                   Rate                             Date                               Cost
-----------------------------------------------------------------------------------------------------
                        Tax-Exempt Portfolio--Continued
Chicago School Reform Board
 G.O. VRDN, Series 2000A, Bank
 of America Variable Rate
 Certificates (MBIA Insured)
$4,000                   4.22%                            12/7/00                            $4,000
Chicago School Reform Board
 G.O. VRDN, Series 1996B, Bank
 of America Securities Variable
 Rate Certificates (MBIA
 Insured)
12,700                   4.27                             12/7/00                            12,700
DuPage Water Commission Water
 Revenue VRDN
 6,200                   4.22                             12/7/00                             6,200
Illinois Health Facilities
 Authority Revenue Bonds,
 Series 1985B, Evanston
 Hospital Corp. (Evanston
 Northwestern Healthcare Corp.
 Gtd.)
 3,000                   4.75                             5/15/01                             3,000
Illinois Health Facilities
 Authority VRDN, Series 166,
 FHA Insured Mortgage Sinai
 Health Systems (AMBAC Insured)
 2,100                   4.22                             12/7/00                             2,100
Illinois Health Facilities
 Authority Revenue VRDN,
 Evanston Hospital Corp.
 5,000                   4.45                            10/31/01                             5,000
Illinois Health Facilities
 Authority Revenue Bonds,
 Series 1985B, Evanston
 Hospital Corp.
 2,500                   4.45                             8/15/01                             2,500
Illinois Health Facilities
 Authority Revenue VRDN, Series
 1994, Riverside Health System
 (LaSalle Bank, N.A. LOC)
 6,225                   4.23                             12/7/00                             6,225
Illinois Health Facilities
 Authority Revenue VRDN, Series
 1994, Streeterville Corp.
 (Bank One, N.A. LOC)
 2,200                   4.20                             12/7/00                             2,200
Illinois State Sales TRB,
 Series U, ML SG Muni Trust SG9
 (FSA Insured)
 4,500                   4.22                             12/7/00                             4,500
Metropolitan Pier and
 Exposition Authority MS Trust
 Certificate 2000 VRDN, Series
 296 (AMBAC Insured)
 2,500                   4.22                             12/7/00                             2,500
Northbrook, IL Park District
 G.O. Refunding Notes, Series
 2000B
 1,955                   5.78                             11/1/01                             1,979
Regional Transportation
 Authority VRDN, Series
 20001303 (MBIA Insured)
 4,000                   4.22                             12/7/00                             4,000
                                                                                             ------
                                                                                             83,299
                                                                                             ------
Indiana--3.7%
Indianapolis City Citizens Gas
 and Coke Utility CP
 (Indianapolis Gas Utility
 Community Paper Program LOC)
 2,000                   4.30                             12/8/00                             2,000
Indiana Bank Bond Advanced
 Funding Program Notes,
 Series A-2
 3,000                   4.75                             1/18/01                             3,002
Indiana State Development
 Finance Authority VRDN,
 Indiana Historical Society,
 Inc. Project (Bank One, N.A.
 LOC)
 3,200                   4.20                             12/7/00                             3,200

Description
-----------------------------------------------------------------------------------------------------
Principal                                                Maturity                           Amortized
 Amount                   Rate                             Date                               Cost
-----------------------------------------------------------------------------------------------------
Indianapolis City Thermal
 Energy System BAN, Series
 2000A
$4,800                   5.00%                             5/1/01                             $4,813
Indiana Transportation
 Authority Highway Revenue
 VRDN, Citicorp Eagle Trust
 981402
12,050                   4.22                             12/7/00                             12,050
                                                                                             -------
                                                                                              25,065
                                                                                             -------
Iowa--0.5%
Iowa Finance Authority SFM
 Revenue VRDN,
 Series 1997-A, Merrill P-
 Floats PT-99
 3,370                   4.25                             12/1/00                              3,370
                                                                                             -------
Kansas--0.9%
Lawrence Temporary Notes,
 Series I
 2,415                   4.75                              6/1/01                              2,418
Olathe City Temporary Notes,
 Series 2000 B
 3,500                   5.00                              6/1/00                              3,509
                                                                                             -------
                                                                                               5,927
                                                                                             -------
Kentucky--0.3%
Clark County PCR Bonds, Series
 J-2, East Kentucky Power
 (National Rural Utilities
 Cooperative Finance Corp.
 Gtd.)
 2,000                   4.30                             4/16/01                              2,000
                                                                                             -------
Louisiana--1.8%
City of Huntington IDR VRDN,
 Allied Signal, Inc. Project
 (Honeywell International, Inc.
 Gtd.)
 1,100                   4.30                             12/7/00                              1,100
Greater Baton Rouge Port
 Commission PCR (Dow Chemical
 Co. Gtd.)
 4,700                   4.20                            12/15/00                              4,700
Lafayette Public Power
 Authority MS Floating Rate
 Trust Certificate 2000 VRDN,
 Series 294 (AMBAC Insured)
 3,995                   4.22                             12/7/00                              3,995
Parrish of Caddo IDR VRDB,
 General Motors Corp. Project
 (General Motors Corp. Gtd.)
 2,200                   4.25                             12/7/00                              2,200
                                                                                             -------
                                                                                              11,995
                                                                                             -------
Maryland--3.2%
Howard County Multi-Family
 Housing Revenue VRDB, Series
 PT-313, P-Floats (Colld. by
 U.S. Government Securities)
 3,180                   4.22                             12/7/00                              3,180
Howard County Multi-Family
 Housing VRDB, Sherwood
 Crossing Ltd. (Colld. by U.S.
 Government Securities)
 2,000                   4.85                              6/1/01                              2,000
Maryland State Community
 Development Administration SFM
 Revenue, Series 1993, Merrill
 P-Floats PT-12
 9,320                   4.25                             12/1/00                              9,320
Maryland State G.O. Unlimited
 VRDN
 6,000                   4.50                             6/14/01                              6,000
Montgomery County SFM Revenue
 VRDB, Series PA-40, Merrill P-
 Floats
 1,560                   4.22                             12/7/00                              1,560
                                                                                             -------
                                                                                              22,060
                                                                                             -------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

Description
-----------------------------------------------------------------------------------------------
Principal
 Amount               Rate                              Maturity Date                         Amortized Cost
------------------------------------------------------------------------------------------------------------
Michigan--1.3%
Michigan State COP, New Center
 Development, Inc. (Canadian
 Imperial Bank of Commerce LOC)
$8,000                  4.75%                                   3/1/01                                 $8,006
Michigan Strategic Fund PCR
 VRDN, Series 1995CC,
 Detroit Edison Project
 (Barclays Bank LOC)
   700                  4.25                                   12/1/00                                    700
                                                                                                       ------
                                                                                                        8,706
                                                                                                       ------
Minnesota--1.3%
Minneapolis G.O. Bonds
 1,155                  4.50                                   12/1/00                                  1,155
Minnesota HFA SFM Bonds, Series
 2000L (AMBAC GIC)
 4,200                  4.40                                  11/29/01                                  4,200
Minnesota State HFA SFM Notes,
 Series D
 3,435                  4.30                                    5/1/01                                  3,435
                                                                                                       ------
                                                                                                        8,790
                                                                                                       ------
Mississippi--0.7%
University of Mississippi
 Building Corp. Revenue VRDB,
 Series 2000A, Campus
 Improvement Project
 5,000                  4.22                                   12/7/00                                  5,000
                                                                                                       ------
Missouri--0.4%
Missouri State Health and
 Educational Facilities
 Authority VRDN, Series 1999A,
 Missouri Pooled Hospital Loan
 Project (Caisse des Depots et
 Consignation LOC)
 2,900                  4.20                                   12/7/00                                  2,900
                                                                                                       ------
Nevada--1.4%
Nevada State Municipal VRDB,
 Series 1997 SGB31 (FGIC
 Insured)
 9,665                  4.22                                   12/7/00                                  9,665
                                                                                                       ------
New York--3.5%
Nassau County Revenue
 Anticipation Notes, Series A
 (First Union National Bank
 LOC)
 5,000                  6.00                                   3/20/01                                  5,022
New York City G.O. Bonds,
 Series J-2 (Commerce Bank CC
 LOC)
12,900                  4.00                                   12/1/00                                 12,900
New York City VRDN (Morgan
 Guaranty Trust Co. LOC) Sub
 Series 1994 E-2
 2,500                  4.25                                   12/1/00                                  2,500
 Sub Series 1993 E-5
 3,050                  4.25                                   12/1/00                                  3,050
                                                                                                       ------
                                                                                                       23,472
                                                                                                       ------
North Carolina--1.6%
Durham City Water and Sewer
 Utility Revenue Bonds,
 Series 1994
 1,000                  4.20                                   12/7/00                                  1,000
North Carolina State G.O.
 Bonds, Series A, Smith Barney,
 ROC1-12
10,000                  4.22                                   12/7/00                                 10,000
                                                                                                       ------
                                                                                                       11,000
                                                                                                       ------

Description
--------------------------------------------------------------------------------------------------------
Principal
 Amount                 Rate                          Maturity Date                       Amortized Cost
--------------------------------------------------------------------------------------------------------
Ohio--1.8%
Clinton County Hospital Revenue
 VRDB, Ohio Hospital Capital
 Inc. Pooled Financial (Fifth
 Third Bank LOC)
$1,900                 4.20%                                12/7/00                                $1,900
Ohio State Public Facilities
 Commission Revenue VRDB,
 Series PG-C (Fifth Third Bank
 LOC)
 5,000                 4.30                                 12/7/00                                 5,000
Ohio State University CP Notes,
 Series C
 5,500                 4.50                                12/15/00                                 5,500
                                                                                                  -------
                                                                                                   12,400
                                                                                                  -------
Oklahoma--0.5%
Tulsa County G.O. Combined
 Purpose Bonds, Independent
 School District No. 001
 1,000                 5.00                                  2/1/01                                 1,001
Tulsa Industrial Revenue Bonds,
 Series 2000B, University of
 Tulsa (MBIA Insured)
 2,500                 4.20                                 12/7/00                                 2,500
                                                                                                  -------
                                                                                                    3,501
                                                                                                  -------
Oregon--2.2%
Oregon Housing & Community
 Services Department SFM Bonds,
 Series 2000M (Colld. by U.S.
 Government Securities)
 7,000                 4.40                                11/28/01                                 7,000
Port of Portland Public Grain
 Elevator Revenue Bonds,
 Columbia Grain, Inc. Project
 (Chase Manhattan Bank N.A.
 LOC)
 7,995                 4.35                                 12/7/00                                 7,995
                                                                                                  -------
                                                                                                   14,995
                                                                                                  -------
Pennsylvania--3.1%
Allegheny County Higher
 Education Building Authority
 VRDN, Series 1998, Carnegie
 Mellon University
 3,200                 4.20                                 12/1/00                                 3,200
Allentown Commercial &
 Industrial Revenue Bonds,
 Diocese of Allentown (First
 Union National Bank LOC)
 1,600                 4.20                                 12/1/00                                 1,600
Pennsylvania Higher Education
 Facilities Authority VRDN,
 Association of Independent
 Colleges and Universities--
 Dickinson College (Allied
 Irish Bank LOC)
 2,000                 4.35                                  5/1/01                                 2,000
Pennsylvania Higher Education
 Facilities Authority Revenue
 Bonds, Associations of
 Independent Colleges and
 Universities Series D3 (Allied
 Irish Bank LOC)
 1,300                 4.35                                  5/1/01                                 1,300
 Series F2 (PNC Bank LOC)
 3,000                 5.50                                  5/1/01                                 3,010
Pennsylvania Higher Education
 Facilities Authority Revenue
 Bonds, Series B1, C.I.C.U.
 Financing Project (PNC Bank
 LOC)
 2,600                 4.40                                 11/1/01                                 2,600
Pennsylvania Turnpike
 Commission Revenue Bonds,
 Series 1998Q
   800                 4.20                                 12/1/00                                   800

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands)

                       Description
-----------------------------------------------------------------------------------------------------
Principal                                                  Maturity                         Amortized
 Amount                    Rate                              Date                             Cost
-----------------------------------------------------------------------------------------------------
                        Tax-Exempt Portfolio--Continued
Philadelphia Hospitals and
 Higher Education Facilities
 VRDN, Series B, Jefferson
 Health System
  $2,000                  4.375%                            3/27/01                          $2,000
Pittsburgh Urban Redevelopment
 Authority Mortgage Revenue
 Notes, Series D
   3,490                   4.65                             5/22/01                           3,490
Warren County Hospital
 Authority VRDN, Series 1994 B,
 Warren General Hospital
 Project (PNC Bank LOC)
     750                   4.25                             12/7/00                             750
Washington County Authority
 Lease Revenue Bonds, Series B-
 1, Subseries E (Eye & Ear
 Hospitals) (Allied Irish Bank
 LOC)
     150                   4.18                             12/7/00                             150
                                                                                             ------
                                                                                             20,900
                                                                                             ------
South Carolina--0.6%
South Carolina School
 Facilities G.O. Bonds, Series
 7 2000 ROCS
   4,000                   4.22                             12/7/00                           4,000
                                                                                             ------
South Dakota--0.5%
Lawrence City Solid Waste
 Bonds, Series 1997B, Homestake
 Mining (Chase Manhattan Bank,
 N.A. LOC)
   3,600                   4.20                             12/1/00                           3,600
                                                                                             ------
Tennessee--3.7%
Hendersonville Industrial
 Development VRDB, Multi-Family
 Housing Revenue, Windsor Park
 No. 9 (Colld. by U.S.
 Government Securities)
     800                   4.15                             12/7/00                             800
Memphis G.O. Improvement VRDB,
 Series 1996, Soc Gen Trust
 SGB-23
   3,100                   4.22                             12/7/00                           3,100
Metropolitan Nashville &
 Davidson County Electric
 Revenue Bonds, Citicorp Eagle
 Trust 984201
   8,450                   4.22                             12/7/00                           8,450
Sevier County Public Building
 Authority VRDB, Local
 Government Public Improvement
 (FSA Insured)
 Series IV-B-1
   5,000                   4.25                             12/1/00                           5,000
 Series IV-B-5
   7,900                   4.25                             12/1/00                           7,900
                                                                                             ------
                                                                                             25,250
                                                                                             ------
Texas--19.4%
Bastrop Independent School
 District VRDN, Series 1997,
 Soc Gen Municipal Security
 Trust Receipts SGB 37 (PSF of
 Texas Gtd.)
   4,170                   4.22                             12/7/00                           4,170
Bexar County Multi-Family HFA
 VRDN, PT-1238 (Merrill Lynch &
 Co., Inc. Gtd.)
   3,000                   4.37                             12/7/00                           3,000
Board of Regents University of
 Texas System Revenue CP Notes,
 Series A (University of Texas
 Financing System Gtd.)
   3,600                   4.35                             4/10/01                           3,600

                   Description
---------------------------------------------------------------------------------------------------------
Principal
 Amount                 Rate                           Maturity Date                       Amortized Cost
---------------------------------------------------------------------------------------------------------
Comal Independent School
 District ABN-AMRO Municipal
 TOP, Series 99-9 (PSF of Texas
 Gtd.)
 $6,800                 4.23%                                12/7/00                                $6,800
Dallas-Fort Worth Regional
 Airport Revenue Refunding
 Bonds, Citicorp Eagle Trust
 2000C4308 (FGIC Insured)
 10,705                 4.22                                 12/7/00                                10,705
Dallas I.S.D. G.O. Unlimited
 VRDN TRAN, Merrill P-Floats
 PT-370 (Colld. by U.S.
 Government Securities)
  6,885                 4.50                                 6/14/01                                 6,885
Denton Independent School
 District G.O. Notes, Series B
 (PSF of Texas Gtd.)
  2,600                 4.40                                 8/15/01                                 2,600
Granbury Independent School
 District VRDN, Series 1999,
 P-Float SG-129 (PSF of Texas
 Gtd.)
  4,815                 4.22                                 12/7/00                                 4,815
Harris County G.O. Unlimited
 VRDB, Subordinate
 Lien Toll Road
  5,000                 4.25                                 12/7/00                                 5,000
Harris County Health Facility
 Development Corp. Revenue
 Bond, Series 1997, (Methodist
 Hospital)
  2,100                 4.25                                 12/1/00                                 2,100
Harris County Toll Road
 Unlimited Tax Revenue Notes,
 Series 1994A, Citicorp Eagle
 Trust 954302
  9,000                 4.22                                 12/7/00                                 9,000
Houston Higher Education
 Financial Authority VRDN, Soc
 Gen Muni Trust #83, Rice
 University Project
  5,000                 4.25                                 12/7/00                                 5,000
Houston Water & Sewer Revenue
 Bonds, Citicorp TOB, Series
 CR-2L (MBIA Insured)
    250                 4.27                                 12/7/00                                   250
Lower Colorado River Authority
 Revenue Refunding
 Bonds, Eagle Trust Series
 994302 (AMBAC Insured)
 12,000                 4.22                                 12/7/00                                12,000
North East Independent School
 District School Building
 Bonds, Series 2000, P-Floats
 PT-1249 (PSF of Texas Gtd.)
  9,170                 4.22                                 12/7/00                                 9,170
Port Arthur Texas Navigational
 District VRDN, American
 Petrofina Corp. Project
 (Credit Commercial de France
 LOC)
  1,500                 4.20                                 12/1/00                                 1,500
Tarrant County Water Control
 District Refunding and
 Improvement Bonds, Series 1992
 (Colld. by U.S. Government
 Securities)
  5,000                 5.75                                  3/1/01                                 5,016
Texas State TRAN, Series 2000-
 01
 27,000                 5.25                                 8/31/01                                27,187
Texas State 2000 TRAN Lehman
 Floating Trust, Series 2000
 FR/RI-A1
  6,000                 4.65                                 12/1/00                                 6,000
Texas Water Development Board,
 Series 1992A, Revolving Fund
 (Junior Lien)
  1,800                 4.25                                 12/1/00                                 1,800

See accompanying notes to financial statements.

                   Description
----------------------------------------------------------------------------------------------------------

Principal
 Amount                Rate                           Maturity Date                         Amortized Cost
----------------------------------------------------------------------------------------------------------
Trinity River IDA VRDB,
 Automatic Data Processing,
 Inc. Project (Automatic Data
 Processing Gtd.)
$2,800                 4.60%                                12/1/00                                 $2,800
Yoakum County Industrial
 Development Corp. PCR VRDN,
 Amoco Project (Amoco Oil Co.
 Gtd.)
 2,265                 4.35                                  5/1/01                                  2,265
                                                                                                  --------
                                                                                                   131,663
                                                                                                  --------
Virginia--2.0%
Chesapeake IDA Notes, Series
 1985, Virginia Electric Power
 Co. Project (Virginia Electric
 Power Co. Gtd.)
 1,000                 4.25                                 12/8/00                                  1,000
Norfolk G.O. VRDN, Eagle Trust
 Series 944601
 4,800                 4.22                                 12/7/00                                  4,800
Roanoke IDA Hospital Revenue
 VRDB, Carilion Health System
 Group
 Series 1997A
 3,550                 4.25                                 12/1/00                                  3,550
 Series 1997B
 1,250                 4.25                                 12/1/00                                  1,250
York County Notes, Virginia
 Electric Power Co. Project
 (Virginia Electric Power Co.
 Gtd.)
 3,000                 4.25                                 12/8/00                                  3,000
                                                                                                  --------
                                                                                                    13,600
                                                                                                  --------
Washington--4.5%
Washington G.O. Refunding
 Bonds, Eagle Trust Series
 1993C
 4,400                 4.22                                 12/7/00                                  4,400
Washington Public Power Supply
 System VRDN, Citicorp Eagle
 Trust Series 944701
10,000                 4.32                                 12/7/00                                 10,000
Washington Public Power Supply
 System Nuclear Project No. 2,
 P-Floats PT-432 (Colld. by
 U.S. Government Securities)
 4,000                 4.50                                 6/14/01                                  4,000
Washington State G.O. Notes,
 Series 1993B Smith Barney Soc
 Gen Muni Trust SGB-13
12,000                 4.22                                 12/7/00                                 12,000
                                                                                                  --------
                                                                                                    30,400
                                                                                                  --------
Wisconsin--1.8%
Fond Du Lac BAN
 1,525                 4.40                                  5/1/01                                  1,525
Racine G.O. Promissory Notes,
 Series 1999 A
 2,460                 4.25                                 12/1/00                                  2,460
Sheyboygan PCR Bonds, Series
 1995, Wisconsin Electric Power
 Co. Project (Wisconsin
 Electric Co. Gtd.)
 1,300                 4.05                                 12/7/00                                  1,300
University of Wisconsin
 Hospital & Clinics Hospital
 Revenue Bonds (FSA Insured)
 3,000                 4.29                                 12/7/00                                  3,000
Wisconsin Health and Education
 Facilities Authority VRDN,
 Series 2000B, Oakwood Village
 (Marshall & Ilsley Bank LOC)
 4,000                 4.25                                 12/7/00                                  4,000
                                                                                                  --------
                                                                                                    12,285
                                                                                                  --------

                      Description
----------------------------------------------------------------------------------------------------------

  Principal
Amount/Shares            Rate                          Maturity Date                        Amortized Cost
----------------------------------------------------------------------------------------------------------
Wyoming--0.9%
Lincoln County PCR VRDB,
 Pacificorp Project
 $5,900                 4.30%                                12/7/00                                 $5,900
                                                                                                   --------
Multiple States Pooled Securities--3.9%
Greystone Revenue Bond
 Certificate Trust VRDN, Series
 1998-1 (Credit Suisse First
 Boston LOC)
 13,350                 4.38                                 12/7/00                                 13,350
Pooled P-Floats, Series PPT-20
 12,000                 4.65                                 1/31/01                                 12,000
Pooled P-Floats, Series PPT2
    915                 4.60                                 12/1/00                                    915
                                                                                                   --------
                                                                                                     26,265
-----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL INVESTMENTS                                                                         662,017
-----------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS--0.5%
AIM Tax Free Money Market Fund
  1,587                                                                                               1,587
Dreyfus Tax Exempt Cash
 Management Fund
    400                                                                                                 400
Federated Tax-Free Trust Money
 Market Fund #15
    357                                                                                                 357
Federated Tax-Free Trust Money
 Market Fund #73
    319                                                                                                 319
Provident Municipal Fund
    742                                                                                                 742

-----------------------------
TOTAL OTHER
 INVESTMENTS            3,405
-----------------------------
TOTAL INVESTMENTS--
 97.8%               $665,422
-----------------------------
Other assets, less
 liabilities--2.2%     15,145
-----------------------------
NET ASSETS--100.0%   $680,567
-----------------------------
-----------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Municipal Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands)

           Description
-------------------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
-------------------------------------------------
                              Municipal Portfolio
 MUNICIPAL INVESTMENTS--100.2%
 Alabama--0.4%
           West Jefferson
           County Industrial
           Development Board
           PCR VRDB, Alabama
           Power Co. Project
  $500       4.20%   12/1/00      $500
                                 -----
 Alaska--0.3%
           Alaska Housing
           Finance Corp.
           VRDB, Merrill P-
           Floats PT-37
           (Colld. by Alaska
           HFC)
   320       4.25    12/1/00       320
                                 -----
 Colorado--3.3%
           Colorado HFA
           Multi-Family
           Insured Mortgage
           Revenue VRDB,
           Series A
 1,600       4.22    12/7/00     1,600
           Colorado HFA
           Multi-Family Class
           III, Series A-1
           (MBIA Insured)
   300       4.20    12/1/00       300
           Colorado Springs
           Utility Revenue
           VRDB, Series A,
           SGA-88
   900       4.35    12/1/00       900
           Jefferson County
           School District
           No. R-001 TAN
 1,000       5.00    6/27/01     1,004
                                 -----
                                 3,804
                                 -----
District of Columbia--0.4%
           District of
           Columbia G.O.
           Bonds,
           Series 1991 B-1
           (Societe General
           LOC)
   400       4.60    12/1/00       400
                                 -----
 Florida--1.6%
           Dade County
           Special Obligation
           Capital Asset
           Acquisition,
           Series 1990 (Bank
           of America LOC)
   635       4.25    12/7/00       635
           Escambia County
           PCR Refunding
           Bonds, Series
           1997, Gulf Power
           Co. Project
 1,000       4.25    12/1/00     1,000
           Sunshine State
           Government
           Financing
           Commission Revenue
           Bonds, Series 1986
           (AMBAC Insured)
   150       4.15    12/7/00       150
                                 -----
                                 1,785
                                 -----
 Georgia--5.7%
           Albany-Dougherty
           County Hospital
           Authority, Phoebe
           Putney Memorial
           Hospital, Series
           1996 (AMBAC
           Insured) (Sun
           Trust Bank LOC)
 1,500       4.20    12/7/00     1,500

           Description
----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
----------------------------------------
           Atlanta MUNITOPS
           Certificates Trust
           Revenue Bonds,
           Series
           2000-4 (FGIC
           Insured)
 $1,000      4.23%   12/7/00    $1,000
           Fulton County
           School District
           Bonds, Citicorp
           Eagle Trust,
           Series 981001
  2,000      4.22    12/7/00     2,000
           Georgia State
           Unlimited Tax G.O.
           VRDB, Series B
    895      4.22    12/7/00       895
           Municipal Electric
           Authority of
           Georgia, Project
           One, Series 1985-A
           (Morgan Guaranty
           Trust Co. LOC)
  1,200      4.30    1/10/01     1,200
                                ------
                                 6,595
                                ------
 Illinois--11.6%
           Chicago Board of
           Education G.O.
           Unlimited VRDB,
           School Reform
           Board, Series A,
           Merrill P-Floats
           PA 616 (FGIC
           Insured)
    500      4.37   12/7/00        500
           Chicago Board of
           Education VRDB,
           School Reform
           Board, Series 2000
           A (FGIC Insured)
  1,405      4.22   12/7/00      1,405
           Chicago G.O.
           Refunding VRDB,
           Series 1998,
           Citicorp Eagle
           Trust 981302 (FSA
           Insured)
  1,600      4.22   12/7/00      1,600
           Chicago G.O.
           Equipment Notes
           (Harris Trust &
           Savings Bank LOC)
  2,000     4.375   10/4/01      2,000
           DuPage Water
           Commission Revenue
           VRDB
    300      4.22   12/7/00        300
           Illinois
           Development
           Finance Authority
           Revenue Bonds, Oak
           Crest Residence
           Project (American
           National Bank &
           Trust LOC)
  1,500      4.30   12/7/00      1,500
           Illinois Health
           Facilities
           Authority Revenue
           Bonds, Evanston
           Hospital Corp.,
           Series 1985B
  1,500      4.45    8/15/01     1,500
           Illinois Health
           Facilities
           Authority FHA
           Insured Mortgage,
           Sinai Health
           System, Series 166
           (AMBAC Insured)
  1,300      4.22   12/7/00      1,300
           Illinois Regional
           Transportation
           Authority Revenue
           Bonds, Series
           20001303 (MBIA
           Insured)
  3,200      4.22   12/7/00      3,200
                                ------
                                13,305
                                ------
 Indiana--7.3%
           Indiana Bond Bank,
           Advance Funding
           Program Notes,
           Series B
  2,430      5.00    1/18/01     2,432
           Indiana
           Transportation
           Authority Highway
           Revenue Bond,
           Citicorp Eagle
           Trust 981402
  4,300      4.22   12/7/00      4,300

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
----------------------------------------
           Indianapolis
           Citizens Gas and
           Coke Utility CP,
           Indianapolis Gas
           Utility Project
 $1,700      4.30%   12/8/00    $1,700
                                ------
                                 8,432
                                ------
 Iowa--0.5%
           Iowa Finance
           Authority SFM
           Revenue Bonds,
           Series 1999 A,
           Merrill P-Float
           PT-99
    600      4.25    12/1/00       600
                                ------
 Kansas--2.3%
           Lawrence Temporary
           G.O. Notes, Series
           I
  1,000      4.75     6/1/01     1,001
           Olathe Temporary
           Notes, Series 2000
           B
  1,625      5.00     6/1/01     1,629
                                ------
                                 2,630
                                ------
 Kentucky--0.5%
           Clark County PCR
           Bonds, East
           Kentucky Power,
           Series J-2
           (National Rural
           Utilities
           Cooperative
           Finance Corp.
           Gtd.)
    515      4.30    4/16/01       515
                                ------
 Louisiana--0.4%
           Greater Baton
           Rouge Port
           Commission, Dow
           Chemical Co.
           Project
    500      4.20   12/16/00       500
                                ------
 Maryland--2.4%
           Maryland Health &
           Higher Education
           Facility
           Authority,
           Catholic Health
           Initiatives,
           Series B (Morgan
           Guaranty Trust
           LOC)
    100      4.10    12/7/00       100
           Maryland State
           G.O. Unlimited
           VRDB, P-Floats PT-
           390
  1,000      4.50    6/14/01     1,000
           Montgomery County
           Housing
           Commission,
           Oakwood
           Apartments, Series
           1991-A (Colld. by
           U.S. Government
           Securities)
  1,700      4.15    12/7/00     1,700
                                ------
                                 2,800
                                ------
 Massachusetts--
 1.0%
           Massachusetts
           State G.O. Bonds,
           (Colld. By U.S.
           Government
           Securities)
  1,150      7.50    12/1/00     1,173
                                ------
 Michigan--2.0%
           Midland County
           Economic
           Development Corp.,
           Series B, The Dow
           Chemical Company
           Project (Dow
           Chemical Co. Gtd.)
    300      4.20    12/1/00       300
           Michigan State
           COP, New Center
           Development, Inc.
           (Canadian Imperial
           Bank of Commerce
           LOC)
  2,000      4.75     3/1/01     2,002
                                ------
                                 2,302
                                ------
 New York--1.8%
           Nassau County RAN,
           Series A (First
           Union National
           Bank LOC)
  1,000      6.00     3/2/01     1,004

           Description
----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
----------------------------------------
           New York City G.O.
           Bonds, Fiscal
           1996, Series J-2
           (Commerzbank LOC)
 $1,000      4.00%   12/1/00    $1,000
                                ------
                                 2,004
                                ------
 North Carolina--
 3.0%
           Durham City Water
           & Sewer Utility
           Revenue Bonds,
           Series 1994
    500      4.20    12/7/00       500
           North Carolina
           State G.O. Bonds,
           Series A, Smith
           Barney ROC 1-12
  3,000      4.22    12/7/00     3,000
                                ------
                                 3,500
                                ------
 Ohio--2.6%
           Dublin Economic
           Development
           Revenue Refunding
           Bonds, Dublin Inn
           Ltd. Project,
           Series 2000
           (Huntington
           National Bank LOC)
  2,985      4.30    12/7/00     2,985
                                ------
 Oklahoma--4.8%
           Rural Enterprises
           of Oklahoma, Inc.
           VRDB, Government
           Finance Program,
           Series 2000A (Bank
           of America GIC)
  1,000      4.20    12/7/00     1,000
           Tulsa Community
           College Area
           School District
           G.O. Bonds
  2,000      4.00     4/1/01     1,997
           Tulsa County
           Independent School
           District No. 001
           G.O. Combined
           Purpose Bonds
  1,000      5.00     2/1/01     1,001
           Tulsa Industrial
           Revenue Bonds,
           University of
           Tulsa, Series
           2000B (MBIA
           Insured)
  1,500      4.20    12/7/00     1,500
                                ------
                                 5,498
                                ------
 Oregon--1.5%
           Oregon Housing and
           Community Services
           Dept., SFM, MS
           Floating Rate
           Trust Certificates
           2000, Series 298
  1,745      4.22    12/7/00     1,745
                                ------
 Pennsylvania--4.9%
           Allegheny County
           Higher Education
           Building
           Authority,
           Carnegie Mellon
           University, Series
           1998
    700      4.20    12/1/00       700
           Allegheny County
           Hospital VRDN,
           Presbyterian
           Health Center,
           Series C (MBIA
           Insured)
  1,750      4.05    12/7/00     1,750
           Pennsylvania
           Higher Education
           Facilities
           Authority Revenue
           Bonds, Association
           of Independent
           Colleges and
           Universities--D4
           (Allied Irish Bank
           LOC)
    500      4.35     5/1/01       500

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands)

           Description
-------------------------------------------------------
 Principal          Maturity    Amortized
  Amount   Rate     Date          Cost
-------------------------------------------------------
                         Municipal Portfolio--Continued
           Pennsylvania Higher
           Education
           Facilities
           Authority Revenue
           Bonds, Carlow
           College, Series C1
           (PNC Bank LOC)
  $1,400     4.40%    11/1/01    $1,400
           Philadelphia
           Hospital & Higher
           Education Facility,
           Children's Hospital
           Project, Series A
     200     4.25    12/1/00        200
           Philadelphia
           Hospital & Higher
           Education Facility,
           Jefferson Health
           System, Series B
   1,000    4.375     3/27/01     1,000
           Washington County
           Authority Lease
           Revenue Bond,
           Higher Education
           Pooled Equipment
           Lease (First Union
           National Bank LOC)
     100     4.20    12/7/00        100
                                 ------
                                  5,650
                                 ------
 South Dakota--1.0%
           Lawrence County
           Solid Waste Bonds,
           Homestake Mining of
           CA, Series 1997-B
           (Chase Manhattan
           Bank LOC)
   1,100     4.20    12/1/00      1,100
                                 ------
 Tennessee--3.7%
           Memphis G.O.
           General Improvement
           Bond, Series 1996,
           Soc Gen Trust
           SGB-23
   1,900     4.22    12/7/00      1,900
           Metropolitan
           Nashville &
           Davidson County
           Electric Revenue
           Bond, Citicorp
           Eagle Trust, Series
           984201
   1,050     4.22    12/7/00      1,050
           Sevier County
           Public Building
           Authority, Local
           Government Public
           Improvement Bonds,
           Series IV-B-5 (FSA
           Insured)
   1,300     4.25    12/1/00      1,300
                                 ------
                                  4,250
                                 ------
 Texas--13.5%
           Bastrop Independent
           School District
           Bonds, Series 1997,
           Soc Gen Trust
           SGB-37 (PSF Gtd.)
   2,500     4.22    12/7/00      2,500
           Dallas Waterworks &
           Sewer System
           Revenue Refunding
           and Improvement
           Bonds
   1,105     7.50     4/1/01      1,117
           Harris County
           Health Facility
           Development Corp.
           Revenue Bonds,
           Series 1994,
           Methodist Hospital
   1,500     4.25    12/1/00      1,500
           Harris County G.O.
           Unlimited
           Subordinate Lien
           Toll Road Bonds
   4,400     4.25    12/7/00      4,400

           Description
----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
----------------------------------------
           Harris County
           Health Facility
           Development Corp.,
           YMCA of Greater
           Houston, Series
           1999 (Bank One
           Texas LOC)
    $500     4.25%   12/1/00       $500
           Hockley County
           Industrial
           Development Corp.,
           PCR, Amoco Oil Co.
           Project
   1,000     4.35     5/1/01      1,000
           Houston Higher
           Education Finance
           Authority, Rice
           University, Soc
           Gen Municipal
           Securities Trust
           #83
   1,500     4.25    12/7/00      1,500
           Texas State TRAN
           2000-01
   3,000     5.25    8/31/01      3,021
                               --------
                                 15,538
                               --------
 Virginia--5.5%
           County of Prince
           William IDA CP,
           Virginia Electric
           & Power Co.
           Project
   1,700     4.25    12/8/00      1,700
           Norfolk G.O. Bond,
           Series 944601,
           Citicorp Eagle
           Trust Series
     800     4.22    12/7/00        800
           Virginia G.O.
           Bonds, Series 1994
           Citicorp Eagle
           Trust, Series
           954601
   3,800     4.22    12/7/00      3,800
                               --------
                                  6,300
                               --------
 Washington--8.9%
           Washington State
           G.O. Bonds, Series
           2000B, Citicorp
           Eagle Trust Series
           20004701
   4,000     4.22    12/7/00      4,000
           Washington Health
           Care Facilities
           Authority VRDB,
           Fred Hutchinson
           Cancer Research
           Center (Morgan
           Guaranty Trust
           LOC)
   2,900     4.50    12/1/00      2,900
           Washington Health
           Care Facilities
           Authority VRDB,
           Fred Hutchinson
           Cancer Research
           Center, Series B
           (Morgan Guaranty
           Trust LOC)
   1,200     4.50    12/1/00      1,200
           Washington Health
           Care Facilities
           Authority VRDB,
           Sisters of St.
           Joseph, Series
           1993 (MBIA
           Insured)
     100     4.23    12/7/00        100
           Washington Public
           Power Supply
           System, Nuclear
           Project No. 2,
           Merrill P-Floats
           PT-432
   2,000     4.50    6/14/01      2,000
                               --------
                                 10,200
                               --------
 West Virginia--
 1.3%
           Marshall County
           PCR, Series 1985,
           Mountaineer Carbon
           Co. Project (BP
           Amoco PLC Gtd.)
   1,500     4.25    12/1/00      1,500
                               --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
-------------------------------------------
 Principal
  Amount/           Maturity   Amortized
  Shares   Rate     Date         Cost
-------------------------------------------
 Wisconsin--5.4%
           University of
           Wisconsin
           Hospitals &
           Clinics Hospital
           Revenue Bonds,
           MERLOTS, Series RR
           (FSA Insured)
   $4,000    4.29%   12/7/00     $4,000
           Wisconsin Health &
           Education Revenue
           Bonds, Series 94A,
           Sinai Samaritan
           Medical Center
           (Marshall & Ilsley
           Bank LOC)
      164    4.25    12/7/00        164
           Wisconsin Health &
           Education
           Facilities
           Authority Revenue
           Bonds, Oakwood
           Village, Series
           2000B (Marshall &
           Ilsley Bank LOC)
    2,000    4.25    12/7/00      2,000
                               --------
                                  6,164
                               --------
Multiple States Pooled Securities--2.6%
     Pooled Merrill P-Floats, Series PPT-20
    3,000    4.65    1/31/01      3,000
-------------------------------------------
 TOTAL MUNICIPAL INVESTMENTS    115,095
-------------------------------------------
 Other--0.1%
           Federated Tax Free
           Trust Money Market
      174  Fund No. 15              174
-------------------------------------------
 TOTAL INVESTMENTS--100.3%     $115,269
-------------------------------------------
 Liabilities, less other as-
 sets--(0.3)%                      (328)
-------------------------------------------
 NET ASSETS--100.0%            $114,941
-------------------------------------------
-------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
November 30, 2000
(All amounts in thousands, except net asset value per share)

                          Government             Diversified    Tax-
                            Select   Government    Assets      Exempt   Municipal
                          Portfolio  Portfolio    Portfolio   Portfolio Portfolio
---------------------------------------------------------------------------------
Assets:
Investments in
 securities, at
 amortized cost           $2,874,431 $1,377,999  $6,376,840   $665,422  $115,269
Repurchase agreements,
 at cost which
 approximates
 market value                    --     881,654   1,150,000        --        --
Cash                           2,074        --            1        --        --
Receivables:
 Interest                      5,741      5,378      38,443      7,057     1,360
 Fund shares sold              8,976     12,567     152,867     10,561       --
 Investment securities
  sold                           --         --          --         --      3,000
 Administrator                    73         70         193         35        26
Other assets                      10          8          23          4         1
---------------------------------------------------------------------------------
Total assets               2,891,305  2,277,676   7,718,367    683,079   119,656
---------------------------------------------------------------------------------
Liabilities:
Cash Overdraft                   --         --          --         --      3,592
Payable for:
 Fund shares redeemed         15,467     10,709      62,922        --        451
 Distributions to
  shareholders                14,173     11,036      38,888      2,224       394
 Investment securities
  purchased                  152,388     83,637         --         --        200
Accrued expenses:
 Advisory fees                   227        440       1,523        137        10
 Administration fees             227        176         609         55        10
 Custodian fees                   16         10          57         24        24
 Shareholder servicing
  fees                            40         34          21          7        11
 Transfer agent fees               3          2           3          3       --
Other liabilities                169        154         488         62        23
---------------------------------------------------------------------------------
Total liabilities            182,710    106,198     104,511      2,512     4,715
---------------------------------------------------------------------------------
Net assets                $2,708,595 $2,171,478  $7,613,856   $680,567  $114,941
---------------------------------------------------------------------------------
Analysis of net assets:
Paid-in capital           $2,708,575 $2,171,563  $7,614,623   $680,561  $114,943
Accumulated net realized
 gains (losses) on
 investment transactions          20        (85)       (767)         6       (2)
---------------------------------------------------------------------------------
Net assets                $2,708,595 $2,171,478  $7,613,856   $680,567  $114,941
---------------------------------------------------------------------------------
Net Assets
 Shares                   $2,576,552 $2,062,597  $7,526,789   $663,641  $ 78,621
 Service Shares              116,640     32,352      57,184     16,926    36,320
 Premier Shares               15,403     76,529      29,883        --        --
---------------------------------------------------------------------------------
Total shares outstanding
 (no par value),
 unlimited shares
 authorized
 Shares                    2,576,533  2,062,678   7,527,558    663,630    78,622
 Service Shares              116,639     32,354      57,183     16,931    36,321
 Premier Shares               15,403     76,532      29,882        --        --
---------------------------------------------------------------------------------
Net asset value,
 offering and redemption
 price per share
 Shares                        $1.00      $1.00       $1.00      $1.00     $1.00
 Service Shares                $1.00      $1.00       $1.00      $1.00     $1.00
 Premier Shares                $1.00      $1.00       $1.00        --        --
---------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Operations
For the Year Ended November 30, 2000
(All amounts in thousands)

                          Government            Diversified
                            Select   Government   Assets    Tax-Exempt  Municipal
                          Portfolio  Portfolio   Portfolio  Portfolio  Portfolio(a)
-----------------------------------------------------------------------------------
Interest income            $139,565   $130,679   $440,143    $25,019      $3,747
-----------------------------------------------------------------------------------
Expenses:
Investment advisory fees      5,591      5,183     17,200      1,498         222
Administration fees           2,237      2,073      6,880        599          89
Custodian fees                  236        234        782         97          46
Professional fees                92         85        276         30          27
Transfer agent fees              47         57        172         22           7
Registration fees               186        170        458         87          60
Shareholder servicing
 fees                           358        341        308         56          99
Trustee fees                     67         62        195         21           5
Other                            80         73        196         36          15
-----------------------------------------------------------------------------------
Total expenses                8,894      8,278     26,467      2,446         570
Less voluntary waivers
 of investment advisory
 fees                        (3,354)       --         --         --         (133)
Less expenses reimbursed
 by Administrator              (658)      (619)    (1,898)      (270)       (153)
-----------------------------------------------------------------------------------
Net expenses                  4,882      7,659     24,569      2,176         284
-----------------------------------------------------------------------------------
Net investment income       134,683    123,020    415,574     22,843       3,463
Net realized gains
 (losses) on investment
 transactions                    14         (9)        92         (6)         (2)
-----------------------------------------------------------------------------------
Net increase in net as-
 sets resulting from op-
 erations                  $134,697   $123,011   $415,666    $22,837      $3,461
-----------------------------------------------------------------------------------

(a)Fund commenced operations December 1, 1999

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Years Ended November 30,
(All amounts in thousands)

                      Government Select              Government              Diversified Assets             Tax-Exempt
                          Portfolio                   Portfolio                   Portfolio                  Portfolio
                   -------------------------  --------------------------  --------------------------  ------------------------
                       2000         1999          2000          1999          2000          1999         2000         1999
-------------------------------------------------------------------------------------------------------------------------------
Increase
(decrease) in net
assets from
operations:
 Net investment
 income                $134,683      $90,124      $123,020       $73,133      $415,574      $271,976      $22,843      $19,197
 Net realized
 gains (losses)
 on investment
 transactions                14            2            (9)          (91)           92            78           (6)         (43)
-------------------------------------------------------------------------------------------------------------------------------
Net increase in
net assets
resulting from
operations              134,697       90,126       123,011        73,042       415,666       272,054       22,837       19,154
-------------------------------------------------------------------------------------------------------------------------------
Distributions to
Shares
shareholders:
 Net investment
 income                (128,833)     (89,895)     (119,207)      (71,508)     (411,334)     (268,766)     (22,286)     (18,885)
-------------------------------------------------------------------------------------------------------------------------------
Distributions to
Service Shares
shareholders:
 Net investment
 income                  (5,289)        (169)       (1,425)         (819)       (2,917)       (3,154)        (557)        (312)
-------------------------------------------------------------------------------------------------------------------------------
Distributions to
Premier Shares
shareholders:
 Net investment
 income                    (561)         (60)       (2,388)         (806)       (1,323)          (56)         --           --
-------------------------------------------------------------------------------------------------------------------------------
Shares
transactions (at
$1.00 per share):
 Proceeds from
 the sale of
 shares              15,470,023    9,621,872    22,489,084    19,974,106    83,604,124    61,533,000    4,710,599    4,681,724
 Reinvested
 distributions            8,970        4,850           678         2,371        18,012        10,108          611          335
 Cost of shares
 redeemed           (15,052,718)  (9,171,330)  (21,992,900)  (20,063,517)  (83,570,713)  (58,862,739)  (4,603,255)  (4,874,480)
-------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in net
assets resulting
from Shares
transactions           426,275       455,392       496,862       (87,040)      51,423      2,680,369      107,955     (192,421)
-------------------------------------------------------------------------------------------------------------------------------
Service Shares
transactions (at
$1.00 per share):
 Proceeds from
 the sale of
 shares               1,141,551      174,304       374,683       150,768     1,484,927       809,863       58,192       55,845
 Cost of shares
 redeemed            (1,036,757)    (162,458)     (374,886)     (118,211)   (1,487,558)     (757,109)     (76,802)     (20,304)
-------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in net
assets resulting
from Service
Shares
transactions            104,794       11,846          (203)       32,557        (2,631)       52,754      (18,610)      35,541
-------------------------------------------------------------------------------------------------------------------------------
Premier Shares
transactions (at
$1.00 per share):
 Proceeds from
 the sale of
 shares                  48,149       11,539       113,025       105,227       101,195        42,701          --           --
 Cost of shares
 redeemed               (40,163)      (4,230)      (81,070)      (60,650)      (75,865)      (38,150)         --           --
-------------------------------------------------------------------------------------------------------------------------------
Net increase in
net assets
resulting from
Premier Shares
transactions              7,986        7,309        31,955        44,577        25,330         4,551          --           --
-------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in net
assets                  539,069      474,549       528,605        (9,997)       74,214     2,737,752       89,339     (156,923)
Net assets--
beginning of year     2,169,526    1,694,977     1,642,873     1,652,870     7,539,642     4,801,890      591,228      748,151
-------------------------------------------------------------------------------------------------------------------------------
Net assets--end
of period            $2,708,595   $2,169,526    $2,171,478    $1,642,873    $7,613,856    $7,539,642     $680,567     $591,228
-------------------------------------------------------------------------------------------------------------------------------
                     Municipal
                     Portfolio
                   --------------
                    2000 (a)
-------------------------------------------------------------------------------------------------------------------------------
Increase
(decrease) in net
assets from
operations:
 Net investment
 income               $3,463
 Net realized
 gains (losses)
 on investment
 transactions            (2)
-------------------------------------------------------------------------------------------------------------------------------
Net increase in
net assets
resulting from
operations             3,461
-------------------------------------------------------------------------------------------------------------------------------
Distributions to
Shares
shareholders:
 Net investment
 income               (2,336)
-------------------------------------------------------------------------------------------------------------------------------
Distributions to
Service Shares
shareholders:
 Net investment
 income               (1,127)
-------------------------------------------------------------------------------------------------------------------------------
Distributions to
Premier Shares
shareholders:
 Net investment
 income                  --
-------------------------------------------------------------------------------------------------------------------------------
Shares
transactions (at
$1.00 per share):
 Proceeds from
 the sale of
 shares              396,466
 Reinvested
 distributions             9
 Cost of shares
 redeemed           (317,853)
-------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in net
assets resulting
from Shares
transactions          78,622
-------------------------------------------------------------------------------------------------------------------------------
Service Shares
transactions (at
$1.00 per share):
 Proceeds from
 the sale of
 shares              133,795
 Cost of shares
 redeemed            (97,474)
-------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in net
assets resulting
from Service
Shares
transactions          36,321
-------------------------------------------------------------------------------------------------------------------------------
Premier Shares
transactions (at
$1.00 per share):
 Proceeds from
 the sale of
 shares                  --
 Cost of shares
 redeemed                --
-------------------------------------------------------------------------------------------------------------------------------
Net increase in
net assets
resulting from
Premier Shares
transactions             --
-------------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in net
assets               114,941
Net assets--
beginning of year        --
-------------------------------------------------------------------------------------------------------------------------------
Net assets--end
of period           $114,941
-------------------------------------------------------------------------------------------------------------------------------

(a)Fund commenced operations December 1, 1999.

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Government Select Portfolio

                                                Shares
                         --------------------------------------------------------
                            2000        1999        1998        1997       1996
----------------------------------------------------------------------------------
Net asset value,
beginning of year             $1.00       $1.00       $1.00       $1.00     $1.00
Income from investment
operations:
 Net investment income         0.06        0.05        0.05        0.05      0.05
----------------------------------------------------------------------------------
Distributions to
shareholders from:
 Net investment income        (0.06)      (0.05)      (0.05)      (0.05)    (0.05)
----------------------------------------------------------------------------------
Net asset value, end of
year                          $1.00       $1.00       $1.00       $1.00     $1.00
----------------------------------------------------------------------------------
Total return (a)               6.18%       4.94%       5.38%       5.41%     5.31%
Ratio to average net
assets of:
 Expenses, net of
 waivers and
 reimbursements                0.20%       0.20%       0.20%       0.20%     0.20%
 Expenses, before
 waivers and
 reimbursements                0.38%       0.38%       0.39%       0.39%     0.40%
 Net investment income,
 net of waivers and
 reimbursements                6.03%       4.85%       5.31%       5.30%     5.19%
 Net investment income,
 before waivers and
 reimbursements                5.85%       4.67%       5.12%       5.11%     4.99%
Net assets at end of
year (in thousands)      $2,576,552  $2,150,263  $1,694,869  $1,239,393  $836,349
----------------------------------------------------------------------------------

                                      Service                Premier
                                 ------------------  -------------------------
                                   2000    1999 (c)   2000     1999   1998 (d)
------------------------------------------------------------------------------
Net asset value, beginning of
period                              $1.00    $1.00     $1.00   $1.00   $1.00
Income from investment
operations:
 Net investment income               0.06     0.03      0.05    0.03     --
------------------------------------------------------------------------------
Distributions to shareholders
from:
 Net investment income              (0.06)   (0.03)    (0.05)  (0.03)    --
------------------------------------------------------------------------------
Net asset value, end of period      $1.00    $1.00     $1.00   $1.00   $1.00
------------------------------------------------------------------------------
Total return (a)                     5.82%    2.72%     5.55%   3.30%   0.10%
Ratio to average net assets of
(b):
 Expenses, net of waivers and
 reimbursements                      0.54%    0.54%     0.80%   0.80%   0.80%
 Expenses, before waivers and
 reimbursements                      0.72%    0.72%     0.98%   0.98%   0.99%
 Net investment income, net of
 waivers and reimbursements          5.69%    4.51%     5.43%   4.25%   4.71%
 Net investment income, before
 waivers and reimbursements          5.51%    4.33%     5.25%   4.07%   4.52%
Net assets at end of period (in
thousands)                       $116,640  $11,846   $15,403  $7,417    $108
------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than one year.
(c) For the period May 28, 1999 (Service Shares issue date) through November 30, 1999.
(d) For the period November 23, 1998 (Premier Shares issue date) through November 30, 1998. Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Government Portfolio

                                                 Shares
                         ----------------------------------------------------------
                            2000        1999        1998        1997        1996
------------------------------------------------------------------------------------
Net asset value,
beginning of year             $1.00       $1.00       $1.00       $1.00       $1.00
Income from investment
operations:
 Net investment income         0.06        0.05        0.04        0.05        0.05
------------------------------------------------------------------------------------
Distributions to
shareholders from:
 Net investment income        (0.06)      (0.05)      (0.04)      (0.05)      (0.05)
------------------------------------------------------------------------------------
Net asset value, end of
year                          $1.00       $1.00       $1.00       $1.00       $1.00
------------------------------------------------------------------------------------
Total return (a)               6.10%       5.08%       5.28%       5.31%       5.20%
Ratio to average net
assets of:
 Expenses, net of
 waivers and
 reimbursements                0.35%       0.35%       0.35%       0.35%       0.35%
 Expenses, before
 waivers and
 reimbursements                0.38%       0.38%       0.40%       0.37%       0.38%
 Net investment income,
 net of waivers and
 reimbursements                5.95%       4.75%       5.22%       5.18%       5.08%
 Net investment income,
 before waivers and
 reimbursements                5.92%       4.72%       5.17%       5.16%       5.05%
Net assets at end of
year (in thousands)      $2,062,597  $1,565,743  $1,652,870  $1,051,401  $1,268,515
------------------------------------------------------------------------------------

                                                Service            Premier
                                            -----------------  -----------------
                                             2000    1999 (c)   2000    1999 (d)
--------------------------------------------------------------------------------
Net asset value, beginning of period          $1.00    $1.00     $1.00    $1.00
Income from investment operations:
 Net investment income                         0.06     0.03      0.05     0.04
--------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                        (0.06)   (0.03)    (0.05)   (0.04)
--------------------------------------------------------------------------------
Net asset value, end of period                $1.00    $1.00     $1.00    $1.00
--------------------------------------------------------------------------------
Total return (a)                               5.74%    3.03%     5.47%    4.56%
Ratio to average net assets of (b):
 Expenses, net of waivers and
 reimbursements                                0.69%    0.69%     0.95%    0.95%
 Expenses, before waivers and
 reimbursements                                0.72%    0.72%     0.98%    0.98%
 Net investment income, net of waivers and
 reimbursements                                5.61%    4.41%     5.35%    4.15%
 Net investment income, before waivers and
 reimbursements                                5.58%    4.38%     5.32%    4.12%
Net assets at end of period (in thousands)  $32,352  $32,555   $76,529  $44,575
--------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than one year.
(c) For the period April 1, 1999 (Service Shares issue date) through November 30, 1999.
(d) For the period December 15, 1998 (Premier Shares issue date) through November 30, 1999.

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Diversified Assets Portfolio

                                                 Shares
                         ----------------------------------------------------------
                            2000        1999        1998        1997        1996
------------------------------------------------------------------------------------
Net asset value, begin-
ning of year                  $1.00       $1.00       $1.00       $1.00       $1.00
Income from investment
operations:
 Net investment income         0.06        0.05        0.05        0.05        0.05
------------------------------------------------------------------------------------
Distributions to share-
holders from:
 Net investment income        (0.06)      (0.05)      (0.05)      (0.05)      (0.05)
------------------------------------------------------------------------------------
Net asset value, end of
year                          $1.00       $1.00       $1.00       $1.00       $1.00
------------------------------------------------------------------------------------
Total return (a)               6.20%       4.99%       5.36%       5.42%       5.30%
Ratio to average net
assets of:
 Expenses, net of
 waivers and
 reimbursements                0.35%       0.35%       0.35%       0.35%       0.34%
 Expenses, before
 waivers and
 reimbursements                0.38%       0.38%       0.38%       0.36%       0.34%
 Net investment income,
 net of waivers and
 reimbursements                6.05%       4.89%       5.31%       5.30%       5.18%
 Net investment income,
 before waivers and
 reimbursements                6.02%       4.86%       5.28%       5.29%       5.18%
Net assets at end of
year (in thousands)      $7,526,789  $7,475,275  $4,794,830  $3,941,586  $3,179,529
------------------------------------------------------------------------------------

                                         Service                Premier
                                 -------------------------- -----------------
                                  2000     1999    1998 (c)  2000    1999 (d)
-----------------------------------------------------------------------------
Net asset value, beginning of
period                             $1.00    $1.00    $1.00    $1.00    $1.00
Income from investment
operations:
 Net investment income              0.06     0.05     0.02     0.05     0.03
-----------------------------------------------------------------------------
Distributions to shareholders
from:
 Net investment income             (0.06)   (0.05)   (0.02)   (0.05)   (0.03)
-----------------------------------------------------------------------------
Net asset value, end of period     $1.00    $1.00    $1.00    $1.00    $1.00
-----------------------------------------------------------------------------
Total return (a)                    5.85%    4.68%    1.76%    5.57%    2.57%
Ratio to average net assets of
(b):
 Expenses, net of waivers and
 reimbursements                     0.69%    0.69%    0.69%    0.95%    0.95%
 Expenses, before waivers and
 reimbursements                     0.72%    0.72%    0.72%    0.98%    0.98%
 Net investment income, net of
 waivers and reimbursements         5.71%    4.55%    4.94%    5.45%    4.29%
 Net investment income, before
 waivers and reimbursements         5.68%    4.52%    4.91%    5.42%    4.26%
Net assets at end of period (in
thousands)                       $57,184  $59,815   $7,060  $29,883   $4,552
-----------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than one year.
(c) For the period July 1, 1998 (Service Shares issue date) through November 30, 1998.
(d) For the period April 1, 1999 (Premier Shares issue date) through November 30, 1999.
See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Tax-Exempt Portfolio

                                                  Shares
                               ------------------------------------------------
                                 2000      1999      1998      1997      1996
--------------------------------------------------------------------------------
Net asset value, beginning of
year                              $1.00     $1.00     $1.00     $1.00     $1.00
Income from investment
operations:
 Net investment income             0.04      0.03      0.03      0.03      0.03
--------------------------------------------------------------------------------
Distributions to shareholders
from:
 Net investment income            (0.04)    (0.03)    (0.03)    (0.03)    (0.03)
--------------------------------------------------------------------------------
Net asset value, end of year      $1.00     $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------
Total return (a)                   3.88%     3.03%     3.31%     3.44%     3.37%
Ratio to average net assets
of:
 Expenses, net of waivers and
 reimbursements                    0.35%     0.35%     0.35%     0.35%     0.35%
 Expenses, before waivers and
 reimbursements                    0.40%     0.39%     0.39%     0.39%     0.40%
 Net investment income, net
 of waivers and
 reimbursements                    3.83%     2.89%     3.27%     3.38%     3.32%
 Net investment income,
 before waivers and
 reimbursements                    3.78%     2.85%     3.23%     3.34%     3.27%
Net assets at end of year (in
thousands)                     $663,641  $555,692  $748,151  $585,159  $638,507
--------------------------------------------------------------------------------

                                                              Service
                                                          -----------------
                                                           2000    1999 (c)
---------------------------------------------------------------------------
Net asset value, beginning of period                        $1.00    $1.00
Income from investment operations:
 Net investment income                                       0.03     0.02
---------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                      (0.03)   (0.02)
---------------------------------------------------------------------------
Net asset value, end of period                              $1.00    $1.00
---------------------------------------------------------------------------
Total return (a)                                             3.53%    1.58%
Ratio to average net assets of (b):
 Expenses, net of waivers and reimbursements                 0.69%    0.69%
 Expenses, before waivers and reimbursements                 0.74%    0.73%
 Net investment income, net of waivers and reimbursements    3.49%    2.71%
 Net investment income, before waivers and reimbursements    3.44%    2.67%
Net assets at end of period (in thousands)                $16,926  $35,536
---------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than one year.
(c) For the period May 13, 1999 (Service Shares issue date) through November 30, 1999.

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Year Ended November 30,
Municipal Portfolio

                                                    Shares
                               -------------------------------------------------
                               2000 (c)
--------------------------------------------------------------------------------
Net asset value, beginning of
period                           $1.00
Income from investment
operations:
 Net investment income            0.04
--------------------------------------------------------------------------------
Distributions to shareholders
from:
 Net investment income           (0.04)
--------------------------------------------------------------------------------
Net asset value, end of
period                           $1.00
--------------------------------------------------------------------------------
Total return (a)                  3.99%
Ratio to average net assets
of (b):
 Expenses, net of waivers and
 reimbursements                   0.21%
 Expenses, before waivers and
 reimbursements                   0.53%
 Net investment income, net
 of waivers and
 reimbursements                   3.98%
 Net investment income,
 before waivers and
 reimbursements                   3.66%
Net assets at end of period
(in thousands)                 $78,621
--------------------------------------------------------------------------------
                               Service
                               --------
                               2000 (d)
--------------------------------------------------------------------------------
Net asset value, beginning of
period                           $1.00
Income from investment
operations:
 Net investment income            0.03
--------------------------------------------------------------------------------
Distributions to shareholders
from:
 Net investment income           (0.03)
--------------------------------------------------------------------------------
Net asset value, end of
period                           $1.00
--------------------------------------------------------------------------------
Total return (a)                  3.01%
Ratio to average net assets
of (b):
 Expenses, net of waivers and
 reimbursements                   0.54%
 Expenses, before waivers and
 reimbursements                   0.86%
 Net investment income, net
 of waivers and
 reimbursements                   3.65%
 Net investment income,
 before waivers and
 reimbursements                   3.33%
Net assets at end of period
(in thousands)                 $36,320
--------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than one year.
(c) For the period December 1, 1999 (Commencement of operations) through November 30, 2000.
(d) For the period February 11, 2000 (Service Shares issue date) through November 30, 2000.

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Notes to Financial Statements
November 30, 2000
1. Organization
Northern Institutional Funds (the "Trust") is a Delaware business trust which was formed on July 1, 1997, and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust currently includes twenty portfolios, each with its own investment objective. Presented herein are the financial statements of the money market portfolios. The Northern Trust Company ("Northern Trust") is the investment adviser for all of the Trust's money market portfolios and is the custodian and transfer agent for the Trust. Northern Trust and PFPC Inc. ("PFPC") are the Trust's co-administrators and Northern Funds Distributors, LLC is the Trust's distributor.
 The Trust includes five diversified money market portfolios: Government
Select Portfolio, Government Portfolio, Diversified Assets Portfolio, Tax-Exempt Portfolio and Municipal Portfolio (the "Portfolios"). Each of these Portfolios has three classes of shares: Shares, Service Shares and Premier Shares. Each class is distinguished by the level of administrative, liaison and transfer agent service provided. As of November 30, 2000, Shares, Service Shares and Premier Shares were outstanding for Government Select, Government and Diversified Assets Portfolios; and Shares and Service shares were outstanding for Tax-Exempt and Municipal Portfolios.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted ("GAAP") in the United States. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

(a) Investment Valuation
Investments are valued at amortized cost, which approximates market value. Under the amortized cost method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

(b) Repurchase Agreements
During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Trust, at the Federal Reserve Bank of Chicago.
 Each Portfolio may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. Northern Trust administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Portfolios and does not collect any additional fees from the Portfolios. The Government Portfolio and Diversified Assets Portfolio have entered into such joint repurchase agreements as of November 30, 2000, as reflected in their accompanying Statements of Investments.

(c) Interest Income
Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

(d) Federal Taxes
It is each Portfolio's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its shareholders. Therefore, no provision is made for federal taxes.
 At November 30, 2000, the Portfolios had the following capital loss carryforwards and related expiration dates for U.S. federal income tax purposes (in thousands):

                    November 30, November 30, November 30,
                        2002         2007         2008
----------------------------------------------------------
Government              $--          $ 91         $  9
Diversified Assets       768          --           --
Tax-Exempt               --            43            6
Municipal                --           --             2
----------------------------------------------------------

 These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

(e) Expenses
Expenses arising in connection with a specific Portfolio are charged to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares.
 Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative average net assets for the year.

-------------------------------------------------------------------------------
Notes to Financial Statements--Continued
November 30, 2000

(f) Distributions
Each Portfolio's net investment income is declared daily as a dividend to shareholders of record on that day. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and distributed at least annually.
 Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by each Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder's account with Northern Trust, its affiliates or its correspondents.

3. Advisory, Transfer Agency, Custodian and Other Agreements
As compensation for the services rendered as investment adviser, including the assumption by Northern Trust of the expenses related thereto, Northern Trust is entitled to a fee, computed daily and payable monthly, at an annual rate of
 .25% of each Portfolio's average daily net assets.
 Until further notice, Northern Trust has voluntarily agreed to waive .15% of its advisory fee for the Government Select and Municipal Portfolios, reducing such fee to .10% per annum. The effect of this waiver by Northern Trust for the year ended November 30, 2000 reduced advisory fees as shown on the accompanying Statements of Operations.
 As compensation for the services rendered as custodian and transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives compensation based on a pre-determined schedule of charges approved by the Board.

4. Administration and Distribution Agreements
Northern Trust and PFPC, the co-administrators of the Portfolios, are entitled to a monthly co-administration fee at the annual rate of 0.10% of each Portfolio's average daily net assets. The co-administrators are also entitled to additional fees for special legal services.
 In addition, if in any fiscal year the sum of a Portfolio's expenses, including administration fees, but excluding the fees payable to Northern Trust for its duties as adviser and transfer agent for all shares, payments under the service plan for the Portfolios' Service Shares and Premier Shares and certain extraordinary expenses, exceed on an annualized basis .10% of the Portfolio's average daily net assets, the co-administrators reimburse each Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.
 Expenses reimbursed during the year ended November 30, 2000 are shown on the accompanying Statements of Operations.
 Northern Funds Distributors, LLC, the distributor for the Portfolio, receives no compensation under its distribution agreement.

5. Service Plan
The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions ("Servicing Agents") under which they will render certain administrative support services and in some cases personal and account maintenance services for their customers or investors who beneficially own Service and Premier Shares. As compensation under the Service Plan, the institution or other financial intermediary receives a fee at an annual rate of up to .25% and .50% of the average daily net asset value of the outstanding Service and Premier Shares, respectively. Furthermore, the Service Plan also provides for the payment of fees to Northern Trust or other institutions for consulting services, technology and systems support services to the Service and Premier Shares customers at an annual rate of up to .08% of the average daily net asset value of such shares serviced.

6. Bank Loans
The Trust maintains a $100,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at .45% above the federal funds rate.
 None of the Portfolios had any borrowings under this agreement during the year ended November 30, 2000.

7. Subsequent Event
On January 1, 2001, Northern Trust Investments, Inc., a subsidiary of Northern Trust, assumed the rights and responsibilities of Northern Trust as investment adviser and co-administrator of the Money Market Portfolios.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Report of Independent Auditors

To the Shareholders and Trustees of
Northern Institutional Funds
Money Market Portfolios

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Government Select, Government, Diversified Assets, Tax-Exempt and Municipal Portfolios, comprising the Money Market Portfolios of the Northern Institutional Funds, as of November 30, 2000, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of the investments owned at November 30, 2000 by physical examination of the securities held by the custodian and by correspondence with central depositories and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Government Select, Government, Diversified Assets, Tax-Exempt and Municipal Portfolios at November 30, 2000, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended and financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

[SIGNATURE APPEARS HERE]

Chicago, Illinois
January 17, 2001

---------------
   NORTHERN
   --------
 INSTITUTIONAL
     FUNDS
---------------


[Northern Trust Logo] Managed by
                      Northern Trust


Investment Advisers

The Northern Trust Company
Northern Trust Investments, Inc.
P.O. Box 75943
Chicago, IL 60675-5943
(800) 637-1380


Transfer Agent and Custodian

The Northern Trust Company


Distributor

Northern Funds Distributors, LLC.
an independent third party


Co-Administrators

Northern Trust Investments, Inc.
PFPC Inc.


Trustees

William H. Springer, Chairman
Richard G. Cline
Edward J. Condon, Jr.
Wesley M. Dixon, Jr.
William J. Dolan, Jr.
John W. English
Raymond E. George, Jr.
Sandra Polk Guthman
Michael E. Murphy
Mary Jacobs Skinner
Richard. P. Strubel
Stephen Timbers


Officers

Lloyd A. Wennlund, President
Eric Schweitzer, Vice President
Brian R. Curran, Vice President & Treasurer
Suzanne E. Anderson, Assistant Treasurer
Jeffrey A. Dalke, Secretary
Linda J. Hoard, Assistant Secretary


Independent Auditors

Ernst & Young LLP


Legal Counsel

Drinker Biddle & Reath LLP                                        NIFANR MM 1/01

-------------------------------------------------------------------------------
                                                                ---------------
                                                                   NORTHERN
                                                                 INSTITUTIONAL
                                                                     FUNDS
                                                                ---------------


FIXED INCOME AND
EQUITY PORTFOLIOS



                                                               NOVEMBER 30, 2000

                                 Annual Report

Northern Institutional Funds
Fixed Income and Equity Portfolios

-------------------------------------------------------------------------------

Table of Contents

                                                                            Page
                                                                            ----
Management's Discussion of Portfolio Performance...........................   2
Fixed Income Portfolios
  Statements of Investments
    U.S. Government Securities Portfolio...................................  22
    Short-Intermediate Bond Portfolio......................................  23
    Intermediate Bond Portfolio............................................  25
    U.S. Treasury Index Portfolio..........................................  27
    Bond Portfolio.........................................................  28
    International Bond Portfolio...........................................  31
  Statements of Assets and Liabilities.....................................  34
  Statements of Operations.................................................  35
  Statements of Changes in Net Assets......................................  36
  Financial Highlights.....................................................  38
Equity Portfolios
  Statements of Investments
    Balanced Portfolio.....................................................  44
    Equity Index Portfolio.................................................  48
    Diversified Growth Portfolio...........................................  55
    Focused Growth Portfolio...............................................  57
    Mid Cap Growth Portfolio...............................................  59
    Small Company Index Portfolio..........................................  61
    Small Company Growth Portfolio.........................................  82
    International Equity Index Portfolio...................................  84
    International Growth Portfolio.........................................  95
  Statements of Assets and Liabilities.....................................  98
  Statements of Operations.................................................  99
  Statements of Changes in Net Assets...................................... 100
  Financial Highlights..................................................... 102
Notes to the Financial Statements.......................................... 111
Report of Independent Auditors............................................. 117

-------------------------------------------------------------------------------

An investment in Northern Institutional Funds is not insured by the FDIC, and is not a deposit or obligation of, or guaranteed by the Northern Trust Company, or any affiliate. An investment in Northern Institutional Funds involves risks, including the possible loss of principal.

This report should be preceded or accompanied by a prospectus.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance

Northern Institutional U.S. Government Securities Portfolio

It was a tumultuous year for the bond markets. Despite a positive beginning, the period was marked by increasing interest rate and spread volatility, as investors grappled with the magnitude of Treasury buy-backs and Federal Reserve tightenings.
  Government buy-backs of Treasuries fueled concerns over shortages of securities, particularly long maturity Treasuries. This contributed to the outperformance of long Treasuries and a marked inversion of the yield curve at its long end. As investors scrambled to acquire long-term Treasuries, we saw a shift in the supply-demand dynamics between Treasuries and other market sectors, leading to widespread underperformance among non-Treasuries.
  Meanwhile, a resiliently strong economy heightened inflation fears and elicited a tightening response from the Fed that increased short rates, further inverted the yield curve and intensified spread market distress. When the economy slowed more than expected, interest rates fell, the yield curve steepened and credit spreads widened further. Unlike the earlier bout of spread widening, this reaction stemmed more from credit concerns in underperforming corporate markets. Exempt from true credit concerns, higher-quality spread sectors performed well, including agency notes and bonds, agency mortgage-backed securities and highly rated asset-backed securities.
  Compared to its benchmark, the Portfolio's returns for the fiscal year were respectable. An overweight in mortgage spread products initially held back performance. As spreads in mortgages and agencies tightened later in the year, this same overweight enabled us to recover lost ground and conclude on a high note.
  We enter the new year in a fairly low risk position compared to our benchmark. Our interest rate posture remains relatively neutral and we continue to favor spread products.

Mark J. Wirth
Deborah Boyer
Portfolio Managers

                        COMPARISON OF CHANGE IN VALUE OF
    $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL U.S. GOVERNMENT SECURITIES
              PORTFOLIO VS. THE MERRILL LYNCH 1-5 GOVERNMENT INDEX

                              [PERFORMANCE CHART]
                            [LINE CHART]
                       U.S. Government         Merrill Lynch
                    Securities Portfolio    1-5 Government Index
----------------------------------------------------------------
   4/5/93              $10,000.00               $10,000.00
  11/30/93             $10,301.51               $10,333.47
  11/30/94             $10,242.32               $10,282.25
  11/30/95             $11,385.51               $11,524.77
  11/30/96             $11,975.16               $12,178.20
  11/30/97             $12,681.16               $12,914.16
  11/30/98             $13,615.50               $13,959.93
  11/30/99             $13,950.66               $14,306.63
  11/30/00             $14,931.40               $15,373.81

 Average Annual Total Returns                                               Merrill Lynch
       For Periods Ended                    Class A                           1-5 Gov't
      November 30, 2000:                    Shares                             Index
 One Year:                                   7.03%                              7.46%
-----------------------------------------------------------------------------------------
 Five Year:                                  5.57%                              5.93%
-----------------------------------------------------------------------------------------
 Since Commencement on 4/5/93:               5.38%                              5.76%

                           [PERFORMANCE CHART LEGEND]

                             [LINE CHART]
                      U.S. Government          Merrill Lynch
                   Securities Portfolio     1-5 Government Index
----------------------------------------------------------------
   9/15/94            $10,000.00                 $10,000.00
  11/30/94            $ 9,912.65                 $ 9,960.53
  11/30/95            $10,964.17                 $11,164.16
  11/30/96            $11,490.64                 $11,797.15
  11/30/97            $12,120.72                 $12,510.09
  11/30/98            $12,967.46                 $13,523.13
  11/30/99            $13,234.43                 $13,658.98
  11/30/00            $14,114.32                 $14,892.77

 Average Annual Total Returns                                               Merrill Lynch
      For Periods Ended                     Class D                           1-5 Gov't
      November 30, 2000:                    Shares                             Index
One Year:                                    6.65%                              7.46%
-----------------------------------------------------------------------------------------
Five Year:                                   5.18%                              5.93%
-----------------------------------------------------------------------------------------
Since Commencement on 9/15/94:               5.71%                              6.67%

--------------------------------------------------------------------------------
Northern Institutional Short-Intermediate Bond Portfolio

Buoyed by dissipating Y2K fears, the year began on a positive note, but quickly grew more volatile in the face of surplus-related Treasury buy-backs and economic factors that put the Federal Reserve in motion.
  When the U.S. government announced its buy-back plans, the perception of an impending shortage of Treasuries, particularly long-term Treasuries, altered the supply-demand dynamics of the entire bond market. The yield curve inverted sharply at the long end, while investors flocked into previously underweighted Treasury positions. As a result, Treasuries significantly outperformed non-Treasury sectors, which saw across-the-board underperformance.
  Meanwhile, the economy was producing challenges of its own. Strong growth reawakened inflation fears and compelled the Fed to push interest rates higher, which added to the yield curve's inversion and the market's spread volatility. When the economy started to cool faster than anticipated, interest rates reversed course, the yield curve steepened and credit spreads widened further. We saw a high correlation between credit quality and performance. Higher-quality sectors performed well, particularly agency notes and bonds, agency mortgage-backed securities and highly rated asset-backed securities. Corporate securities, both investment grade and high-yield, did not.
  The Portfolio produced solid returns for the fiscal year relative to its benchmark. Our decision to overweight spread products early in the period proved detrimental to performance, but returns were greatly enhanced later in the year by an overweighting in high-quality mortgage and asset-backed securities. Going forward, we continue to favor structured products but are intrigued by valuations in the corporate market, given its recent underperformance. Our interest rate posture remains relatively neutral.

Mark J. Wirth
Portfolio Manager
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
            SHORT-INTERMEDIATE BOND PORTFOLIO VS. THE MERRILL LYNCH
                         1-5 CORPORATE/GOVERNMENT INDEX

                           [PERFORMANCE GRAPH LEGEND]


                                  [LINE CHART]
                                                           Merrill Lynch
                               Short-Intermediate          1-5 Corporate/
                             Securities Portfolio      Government Bond Index
-------------------------------------------------------------------------------
-
   1/11/93                       $10,000.00                 $10,000.00
  11/30/93                       $10,589.92                 $10,669.20
  11/30/94                       $10,678.54                 $10,626.70
  11/30/95                       $11,914.91                 $11,928.26
  11/30/96                       $12,591.58                 $12,622.96
  11/30/97                       $13,340.26                 $13,392.46
  11/30/98                       $14,340.78                 $14,475.58
  11/30/99                       $14,663.06                 $14,844.23
  11/30/00                       $15,691.33                 $15,933.82

                                                                            Merrill Lynch
     Average Annual Total                                                   1-5 Corporate/
  Returns For Periods Ended                 Class A                           Government
      November 30, 2000:                    Shares                            Bond Index
One Year:                                    7.01%                              7.34%
------------------------------------------------------------------------------------------
Five Year:                                   5.66%                              5.96%
------------------------------------------------------------------------------------------
Since Commencement on 1/11/93:               5.88%                              6.06%

                                  [LINE CHART]
                                                           Merrill Lynch
                               Short-Intermediate          1-5 Corporate/
                                 Bond Portfolio           Government Index
-------------------------------------------------------------------------------
-
   9/14/94                         $10,000.00                $10,000.00
  11/30/94                         $ 9,968.93                $ 9,909.64
  11/30/95                         $11,075.47                $11,123.38
  11/30/96                         $11,654.86                $11,771.20
  11/30/97                         $12,299.27                $12,488.77
  11/30/98                         $13,169.60                $13,498.81
  11/30/99                         $13,412.18                $13,842.59
  11/30/00                         $14,295.67                $14,858.65

                                                                            Merrill Lynch
     Average Annual Total                                                   1-5 Corporate/
  Returns For Periods Ended                 Class D                           Government
      November 30, 2000:                    Shares                            Bond Index
One Year:                                    6.59%                              7.34%
------------------------------------------------------------------------------------------
Five Year:                                   5.24%                              5.96%
------------------------------------------------------------------------------------------
Since Commencement on 9/14/94:               5.92%                              6.54%

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional Intermediate Bond Portfolio

Treasury buy-backs and an alternately strong and weak economy created a tumultuous environment for bondholders during the fiscal year. After a positive beginning, the markets soon gave way to increased interest rate and spread volatility.
  The shift in U.S. fiscal policy from deficit to surplus created an equally dramatic shift in the supply-demand dynamics between Treasuries and other market sectors. Government buy-backs of Treasuries sparked investor concerns over imminent supply shortages, particularly among long-term Treasuries, leading to a marked inversion of the yield curve at the long end. As investors acted to rebuild underweighted Treasury positions, Treasuries rallied sharply, while non-Treasury sectors experienced broad underperformance.
  In addition, strong economic growth and lingering inflation fears persuaded the Federal Reserve to raise interest rates, which furthered the yield curve's inversion bias and the market's spread distress. As the economy slowed to unexpected levels, interest rates reversed course, the yield curve steepened and credit spreads widened further. This slower economic growth, combined with intense competition and tighter credit conditions, laid the groundwork for strong performance among higher-quality spread sectors, such as agency notes and bonds, agency mortgage-backed securities and highly rated asset-backed securities.
  The Portfolio delivered respectable returns relative to its benchmark. Performance was limited by an early overweighting in spread products and later enhanced by a similar overweighting in high-quality mortgage and asset-backed securities. Looking forward, our interest rate posture remains relatively neutral and our sector positioning continues to favor structured product. We are intrigued, however, by valuations within the corporate market and will contemplate heavier corporate weightings as the new year unfolds.

Mark J. Wirth
Steven M. Schafer
Portfolio Managers
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
  INTERMEDIATE BOND PORTFOLIO VS. THE LEHMAN BROTHERS INTERM. GOV'T/CORP INDEX

   Intermediate Bond Portfolio       Lehman Brothers Interm. Gov't/Corp. Index
    8/1/97           $10,000.00                    $10,000.00
  11/30/97           $10,118.39                    $10,199.40
  11/30/98           $10,880.23                    $11,103.79
  11/30/99           $10,907.02                    $11,228.02
  11/30/00           $11,670.81                    $12,100.66

 Average Annual Total Returns                                                     Lehm. Int.
       For Periods Ended                      Class A                             Gov't/Corp
      November 30, 2000:                      Shares                                Index
 One Year                                      7.00%                                7.77%
--------------------------------------------------------------------------------------------
 Since Commencement on 8/1/97:                 4.75%                                5.89%


            Intermediate Bond Portfolio    Lehman Brothers Interm. Gov't/Corp. Index
 10/5/98            $10,000.00                             $10,000.00
11/30/98             $9,928.43                              $9,989.40
11/30/99             $9,907.77                             $10,101.16
11/30/00            $10,564.00                             $10,886.23

 Average Annual Total Return                                                      Lehm. Int.
       For Period Ended                       Class D                             Gov't/Corp
      November 30, 2000:                      Shares                                Index
One Year:                                      6.62%                                7.77%
--------------------------------------------------------------------------------------------
Since Commencement on 10/5/98:                 2.58%                                4.00%

--------------------------------------------------------------------------------
Northern Institutional U.S. Treasury Index Portfolio

For the 12-month period ended November 30, 2000, the Lehman Brothers U.S. Treasury Bond Index returned 10.65 percent. Year-to-date returns for the Treasury sector have also been impressive at 11.38 percent. In fact, U.S. Treasury securities have outperformed all other fixed income sectors, as well as the major U.S. stock indices.
  Economic data released in November continued to point toward a slowing economy, an ongoing trend throughout much of 2000. The data provided evidence that the Federal Reserve's six increases in the overnight lending rate since June 1999 had served their purpose. In light of the slowing economy, the Fed left its funds rate target unchanged at 6.5 percent at its November meeting.
  Meanwhile, the Treasury continued its buy-back program, focusing on bullets and callables maturing between February 2010 and August 2027. The Treasury reiterated its $30 billion buy-back target for 2000, while announcing plans for $9 billion of additional repurchases in the first quarter of 2001.
  During the year, the yield curve shifted from a rather flat curve to an inverted curve. In response, two- and five-year Treasury yields declined 43 and 70 basis points, respectively. The 10-year yield dropped by 73 basis points, while 30-year yields fell by 69 basis points. Fiscal year-end absolute yields were 5.61 percent, 5.43 percent, 5.47 percent and 5.61 percent for two-, five-, 10- and 30-year maturity levels, respectively.
  As it is designed to do, the Portfolio performed in line with the Lehman Brothers U.S. Treasury Bond Index. We will continue to invest in securities represented by the Index in an effort to approximate the returns of the Index.

Tim Musial
Portfolio Manager

Unlike Treasury bonds and bills, the principal amount and investment return of the Portfolio are not guaranteed or insured by the U.S. Government.
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL U.S. TREASURY INDEX PORTFOLIO VS. THE LEHMAN BROTHERS U.S. TREASURY BOND INDEX

                U.S. Treasury        Lehman Brothers
               Index Portfolio     Treasury Bond Index
   1/11/93       $10,000.00             $10,000.00
  11/30/93       $10,995.46             $11,025.78
  11/30/94       $10,573.18             $10,630.71
  11/30/95       $12,368.21             $12,480.26
  11/30/96       $13,001.55             $13,134.59
  11/30/97       $13,966.22             $14,096.14
  11/30/98       $15,488.56             $15,638.65
  11/30/99       $15,163.72             $15,374.47
  11/30/00       $16,727.84             $17,011.93

     Average Annual Total                                                Lehman Brothers
  Returns For Periods Ended                Class A                        U.S. Treasury
      November 30, 2000:                   Shares                          Bond Index
One Year:                                  10.31%                            10.65%
----------------------------------------------------------------------------------------
Five Year:                                  6.22%                             6.39%
----------------------------------------------------------------------------------------
Since Commencement on 1/11/93:              6.74%                             6.94%



               U.S. Treasury Index     Lehman Brothers Treasury Bond

   10/6/98         $10,000.00                   $10,000.00
  11/30/98         $ 9,793.62                   $ 9,966.01
  11/30/99         $ 9,612.72                   $ 9,797.65
  11/30/00         $10,594.66                   $10,841.15

     Average Annual Total                                                Lehman Brothers
   Returns For Period Ended                Class C                        U.S. Treasury
      November 30, 2000:                   Shares                          Bond Index
One Year:                                  10.21%                            10.65%
----------------------------------------------------------------------------------------
Since Commencement on 10/7/98:              2.72%                             3.79%

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional U.S. Treasury Index Portfolio--Continued

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL U.S. TREASURY INDEX PORTFOLIO VS. THE LEHMAN BROTHERS U.S. TREASURY BOND INDEX


             U.S. Treasury Index Portfolio   Lehman Brothers Treasury Bond Index
  11/16/94              $10,000.00                         $10,000.00
  11/30/94              $10,039.14                         $10,000.00
  11/30/95              $11,620.63                         $11,739.81
  11/30/96              $12,192.62                         $12,355.33
  11/30/97              $13,077.14                         $13,259.83
  11/30/98              $14,375.89                         $14,710.83
  11/30/99              $14,109.12                         $14,462.31
  11/30/00              $15,516.36                         $16,002.62

  Average Annual
  Total Returns                                                                Lehman Brothers
For Periods Ended                    Class D                                    U.S. Treasury
November 30, 2000:                   Shares                                      Bond Index
One Year:                             9.97%                                        10.65%
----------------------------------------------------------------------------------------------
Five Year:                            5.95%                                         6.39%
----------------------------------------------------------------------------------------------
Since Commencement
 on 11/16/94:                         7.55%                                         8.14%

--------------------------------------------------------------------------------
Northern Institutional Bond Portfolio

Tumultuous, in a word, best characterizes the bond market during the fiscal year. An upbeat tone at the start of the period soon gave way to increased interest rate and spread volatility, as Treasury buy-backs and Federal Reserve tightening alternately rocked the markets.
  Fueled by the large federal budget surplus, Treasury buy-backs shifted the supply-demand dynamics between Treasuries and other sectors of the bond market. The perception of an impending shortage of Treasuries, particularly long-term Treasuries, led to meaningful outperformance in the Treasury market and a marked inversion of the yield curve at the long end, as investors scrambled to increase underweighted Treasury positions.
  At the same time, strong economic growth spurred the Fed to push interest rates substantially higher, which added to the yield curve's inversion and the market's spread volatility. When the economy later decelerated more precipitously than expected, interest rates reversed course, the yield curve steepened and credit spreads widened further. In response, higher-quality spread sectors--such as agency notes and bonds, agency mortgage-backed securities and highly rated asset-backed securities--fared well, while corporate markets underperformed in both the investment grade and high-yield sectors.
  For the year, the Portfolio produced solid returns compared to its benchmark. Our overweighting in spread products early in the year hindered performance, but as the year progressed, our emphasis on high-quality mortgage and asset-backed securities proved very beneficial. Looking ahead, our interest rate posture remains relatively neutral and our sector positioning continues to favor structured product, with an eye toward attractive valuations in the corporate market.

Mark J. Wirth
Steven M. Schafer
Portfolio Managers
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
   BOND PORTFOLIO VS. THE LEHMAN BROTHERS AGGREGATE BOND INDEX AND THE LEHMAN
                    BROTHERS GOVERNMENT/CORPORATE BOND INDEX

                              [Performance Chart]
                                      Lehman Brothers         Lehman Brothers
                                         Aggregate              Government/
                   Bond Portfolio        Bond Index         Corporate Bond Index
   1/11/93           $10,000.00          $10,000.00              $10,000.00
  11/30/93           $11,058.64          $10,915.78              $11,054.85
  11/30/94           $10,612.00          $10,581.78              $10,643.42
  11/30/95           $12,900.29          $12,448.58              $12,589.63
  11/30/96           $13,617.59          $13,204.32              $13,294.17
  11/30/97           $14,733.95          $14,201.52              $14,287.86
  11/30/98           $16,249.72          $15,543.85              $15,756.96
  11/30/99           $16.029.56          $15,537.36              $15,550.92
  11/30/00           $17,402.22          $16,945.71              $16,953.60

                                                        Lehman               Lehman
        Average Annual                                 Brothers             Brothers
        Total Returns                                  Aggregate           Government/
      For Periods Ended              Class A             Bond               Corporate
      November 30, 2000:             Shares              Index             Bond Index
One Year:                             8.56%              9.06%                9.02%
--------------------------------------------------------------------------------------
Five Year:                            6.17%              6.36%                6.13%
--------------------------------------------------------------------------------------
Since Commencement on 1/11/93:        7.28%              6.89%                6.90%

                                       Lehman Brothers       Lehman Brothers
                                          Aggregate        Government/Corporate
                   Bond Portfolio         Bond Index            Bond Index
    7/3/95           $10,000.00           $10,000.00            $10,000.00
  11/30/95           $10,606.23           $10,483.70            $10,511.28
  11/30/96           $11,174.52           $11,120.15            $11,099.51
  11/30/97           $12,052.89           $11,959.96            $11,921.64
  11/30/98           $13,261.61           $13,090.42            $13,155.73
  11/30/99           $13,050.62           $13,084.95            $12,983.70
  11/30/00           $14,137.39           $14,271.05            $14,154.82

                                                                             Lehman
       Average Annual                                   Lehman              Brothers
        Total Returns                                  Brothers            Government/
      For Periods Ended             Class C           Aggregate             Corporate
     November 30, 2000:             Shares            Bond Index           Bond Index
One Year:                            8.33%              9.06%                 9.02%
--------------------------------------------------------------------------------------
Five Year:                           5.92%              6.36%                 6.13%
--------------------------------------------------------------------------------------
Since Commencement on 7/3/95:        6.61%              6.79%                 6.63%

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional Bond Portfolio--Continued

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
   BOND PORTFOLIO VS. THE LEHMAN BROTHERS AGGREGATE BOND INDEX AND THE LEHMAN
                    BROTHERS GOVERNMENT/CORPORATE BOND INDEX

[PERFORMANCE CHART LEGEND APPEARS HERE]
                                        Lehman Brothers        Lehman Brothers
                                          Government/             Aggregate
                   Bond Portfolio     Corporate Bond Index        Bond Index
   9/14/94           $10,000.00            $10,000.00             $10,000.00
  11/30/94           $ 9,908.73            $ 9,820.06             $ 9,822.18
  11/30/95           $11,991.02            $11,615.70             $11,554.97
  11/30/96           $12,615.31            $12,265.75             $12,256.46
  11/30/97           $13,590.84            $13,174.26             $13,182.08
  11/30/98           $14,934.98            $14,538.01             $14,428.05
  11/30/99           $14,674.40            $14,347.91             $14,422.03
  11/30/00           $15,837.31            $15,642.08             $15,729.29

                                                                              Lehman
        Average Annual                                   Lehman              Brothers
        Total Returns                                   Brothers            Government/
      For Periods Ended              Class D           Aggregate             Corporate
      November 30, 2000:             Shares            Bond Index           Bond Index
One Year:                             7.92%              9.06%                 9.02%
---------------------------------------------------------------------------------------
Five Year:                            5.72%              6.36%                 6.13%
---------------------------------------------------------------------------------------
Since Commencement on 9/14/94:        7.68%              7.52%                 7.42%

The Lehman Brothers Aggregate Bond Index, an unmanaged index of prices of U.S. dollar-denominated investment grade fixed income securities with remaining maturities of one year and longer, is replacing the Lehman Brothers Government/Corporate Bond Index as the Fund's performance benchmark. The Lehman Brothers Aggregate Bond Index is a broader measure of the U.S. dollar-denominated investment grade fixed income market and includes government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities. It is therefore expected to be a better benchmark comparison of the Fund's performance.

--------------------------------------------------------------------------------
Northern Institutional International Bond Portfolio

The fiscal year divided into two distinct phases. The first half was characterized by global growth, which triggered inflation concerns, monetary tightening and rising bond yields. By mid-year, however, the U.S. economy had begun to show signs of slowing. Looking back, it is now accepted wisdom that global growth peaked during the second quarter of 2000.
  Since then, worldwide stock markets have weakened, spectacularly so in the technology and telecommunications sectors. Credit spreads widened to near-recessionary levels, while global bonds rallied sharply, a trend that accelerated over the past quarter. The dollar has generally remained strong against a broad range of currencies, although some of this strength has dissipated recently amid fears of a hard landing for the U.S. economy.
  Through early May, we correctly positioned the Portfolio in both bond and currency markets-- underweighting duration and modestly overweighting the U.S. dollar against a weakening euro. During May and June, we began lengthening duration by accumulating longer-dated European bonds and aggressively raising our exposure to the euro. While we received quick market gratification from both strategic decisions, the euro subsequently surrendered its sharp gains and moved to new historic lows in October. After scaling back currency positions, we rebuilt our euro holdings in November, enabling the Portfolio to participate in the recent and dramatic euro rally. We continue to increase overall duration.
  These strategies allowed the Portfolio to outperform its benchmark. Looking forward, we expect global bond markets to continue their strong performance, as slower-than-expected growth and inflation, along with a weakening dollar, offer significant opportunities for U.S.-based investors.

Guy Williams
Portfolio Manager

Foreign securities may involve additional risks, social and political instability, reduced market liquidity, and currency volatility.
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL INTERNATIONAL BOND PORTFOLIO VS. THE J.P. MORGAN NON-U.S. GOVERNMENT BOND INDEX

                               [LINE CHART]
                                           J.P. Morgan
                                            Non-U.S.
                         International     Government
                         Bond Portfolio    Bond Index
------------------------------------------------------
   3/28/94                 $10,000.00       $10,000.00
  11/30/94                 $10,405.17       $10,374.01
  11/30/95                 $12,299.01       $12,413.33
  11/30/96                 $13,463.81       $13,298.54
  11/30/97                 $13,051.97       $12,840.03
  11/30/98                 $14,599.52       $14,642.08
  11/30/99                 $13,758.82       $14,138.55
  11/30/00                 $12,941.75       $13,206.88

     Average Annual Total
  Returns For Periods Ended                     Class A                                  J.P.
      November 30, 2000:                        Shares                                  Morgan
One Year:                                       -5.94%                                  -6.59%
----------------------------------------------------------------------------------------------
Five Year:                                       1.02%                                   1.25%
----------------------------------------------------------------------------------------------
Since Commencement on 3/28/94:                   3.94%                                   4.26%

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional Balanced Portfolio

The Portfolio outperformed the Composite Index benchmark during the fiscal year, despite significant volatility in both the equity and fixed income markets. While this volatility was most pronounced in the technology sector of the stock market, the high-yield bond market and other sectors were not immune.
  In the equity portfolio, we favored those companies with stable to increasing earnings growth, high earnings visibility, higher quality and better valuations. We discovered such companies across a broad economic spectrum, but with an emphasis on the financial services, energy and health care sectors of the market. Although we remain positive about the technology sector, we eliminated companies with highly inflated valuations to dampen volatility and control risk. Ultimately, these strategic decisions helped to enhance the Portfolio's performance.
  In the fixed income portfolio, we favored higher-quality securities, particularly within the asset-backed and mortgage sectors. We remained neutral on duration throughout most of the year.
  Because we believe the Federal Reserve has been successful in slowing the pace of the economy while avoiding a hard landing, we intend to keep our current strategies in place into the foreseeable future.

John J. Zielinski
Eric M. Bergson
Portfolio Managers
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL BALANCED PORTFOLIO VS. THE S&P(R) 500 COMPOSITE STOCK PRICE INDEX, THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX AND THE COMPOSITE INDEX


                                  [LINE CHART]
                                           Lehman Brothers
                 Balanced                   Intermediate
                Portfolio      S&P 500     Goverment Corp.    Composite Index
-------------------------------------------------------------------------------
    7/1/93     $10,000.00     $10,000.00      $10,000.00      $10,000.00
  11/30/93     $10,309.19     $10,369.79      $10,195.91      $10,290.41
  11/30/94     $ 9,816.35     $10,477.90      $10,009.43      $10,304.90
  11/30/95     $11,803.88     $14,347.62      $11,465.04      $12,981.55
  11/30/96     $13,468.80     $18,342.84      $12,131.69      $15,262.21
  11/30/97     $15,796.27     $23,571.29      $12,899.34      $18,053.76
  11/30/98     $18,472.72     $29,153.75      $14,043.14      $21,175.22
  11/30/99     $21,078.57     $35,244.77      $14,200.25      $23,712.89
  11/30/00     $21,917.89     $33,755.54      $15,303.90      $24,024.37

  Average Annual
  Total Returns
For Periods Ended        Class A           S&P(R) 500            Lehman            Composite
November 30, 2000:       Shares              Index              Brothers             Index
One Year:                 3.98%              -4.23%              7.77%               1.31%
--------------------------------------------------------------------------------------------
Five Year:               13.18%              18.66%              5.95%              13.10%
--------------------------------------------------------------------------------------------
Since Commencement
 on 7/1/93:              11.16%              17.83%              5.91%              12.53%

                                  [LINE CHART]
                                           Lehman Brothers
                 Balanced                   Intermediate
                Portfolio      S&P 500     Goverment Corp.    Composite Index
--------------------------------------------------------------------------------
  12/29/95     $10,000.00     $10,000.00      $10,000.00      $10,000.00
  11/30/96     $11,277.12     $12,542.97      $10,471.72      $11,582.40
  11/30/97     $13,187.05     $16,118.23      $11,134.33      $13,700.90
  11/30/98     $15,385.45     $19,935.56      $12,121.62      $16,069.75
  11/30/99     $17,544.12     $24,100.65      $12,257.24      $18,231.95
  11/30/00     $18,197.08     $23,082.30      $13,209.88      $18,231.95

  Average Annual
  Total Returns
For Periods Ended        Class C           S&P(R) 500            Lehman            Composite
November 30, 2000:       Shares              Index              Brothers             Index
One Year:                 3.72%              -4.23%              7.77%               1.31%
--------------------------------------------------------------------------------------------
Since Commencement
  on 12/29/95:           12.93%              18.55%              5.83%              12.98%

--------------------------------------------------------------------------------
Northern Institutional Balanced Portfolio--Continued

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL BALANCED PORTFOLIO VS. THE S&P(R) 500 COMPOSITE STOCK PRICE INDEX, THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX AND THE COMPOSITE INDEX

[LEHMAN LEGEND]

                                  [LINE CHART]
                                          Lehman Brothers
                                          Intermediate
                Balanced                  Government/Corporate    Composite
                Portfolio     S&P 500     Bond Index              Index*
-------------------------------------------------------------------------------
   2/20/96     $10,000.00   $10,000.00       $10,000.00          $10,000.00
  11/30/96     $11,051.73   $12,018.77       $10,505.51          $11,321.50
  11/30/97     $12,908.95   $15,444.61       $11,170.26          $13,392.28
  11/30/98     $15,034.62   $19,102.40       $12,160.74          $15,707.77
  11/30/99     $17,098.99   $23,093.42       $12,296.80          $17,590.21
  11/30/00     $17,707.56   $22,117.63       $13,252.50          $17,821.27

  Average Annual
  Total Returns                               S&P(R)
For Periods Ended         Class D              500                Lehman              Composite
November 30, 2000:        Shares              Index              Brothers               Index
One Year:                  3.56%              -4.23%              7.77%                 1.31%
-----------------------------------------------------------------------------------------------
Since Commencement
 on 2/20/96:              12.70%              18.19%              6.11%                12.92%

*The Composite Index consists of 55%, 40% and 5% of the S&P(R) 500, The Lehman Brothers Intermediate Government/Corporate Bond Index and 91-Day Treasury Bills, respectively.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional Equity Index Portfolio

For the 12-month period ending November 30, 2000, large-capitalization stocks, as represented by the S&P(R) 500-Stock Index, returned -4.23 percent. Large-cap stocks underperformed small-cap stocks, as measured by the Russell 2000 Index, which returned -0.58 percent.
  As designed, the Portfolio's fiscal-year return closely tracked that of the S&P 500-Stock Index. The slight difference was due primarily to expenses charged to the Portfolio, the absence of Northern Trust common stock in the Portfolio and the restriction against investing each day's net admissions until the following morning.
  There were 46 additions and deletions to the Index during the year, all of which were incorporated into the Portfolio.
  Going forward, we will continue to follow a passive strategy designed to provide returns that closely track those of the S&P(R) 500-Stock Index.

Susan French
Portfolio Manager

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
     EQUITY INDEX PORTFOLIO VS. THE S&P(R) 500 COMPOSITE STOCK PRICE INDEX

                               [LINE CHART]
              Equity Index
               Portfolio      S&P 500
---------------------------------------
   1/11/93     $10,000.00    $10,000.00
  11/30/93     $11,007.43    $10,874.21
  11/30/94     $11,102.14    $10,987.57
  11/30/95     $15,170.92    $15,045.54
  11/30/96     $19,346.31    $19,235.09
  11/30/97     $24,752.62    $24,717.87
  11/30/98     $30,532.54    $30,571.87
  11/30/99     $36,800.85    $36,959.17
  11/30/00     $35,120.80    $35,397.50

     Average Annual Total
  Returns For Periods Ended                   Class A                             S&P(R) 500
      November 30, 2000:                      Shares                                Index
One Year:                                     -4.57%                                -4.23%
--------------------------------------------------------------------------------------------
Five Year:                                    18.28%                                18.66%
--------------------------------------------------------------------------------------------
Since Commencement on 1/11/93:                17.27%                                17.31%

                               [LINE CHART]
              Equity Index
               Portfolio      S&P 500
---------------------------------------
   9/28/95     $10,000.00    $10,000.00
  11/30/95     $10,373.16    $10,401.19
  11/30/96     $13,199.31    $13,297.49
  11/30/97     $16,842.26    $17,087.82
  11/30/98     $20,733.47    $21,134.78
  11/30/99     $24,928.38    $25,550.41
  11/30/00     $23,739.38    $24,470.81

     Average Annual Total
  Returns For Periods Ended                   Class C                             S&P(R) 500
      November 30, 2000:                      Shares                                Index
One Year:                                     -4.77%                                -4.23%
--------------------------------------------------------------------------------------------
Five Year:                                    18.01%                                18.66%
--------------------------------------------------------------------------------------------
Since Commencement on 9/28/95:                18.19%                                18.91%

--------------------------------------------------------------------------------
Northern Institutional Equity Index Portfolio--Continued

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
   FUND EQUITY INDEX PORTFOLIO VS. THE S&P(R) 500 COMPOSITE STOCK PRICE INDEX

[LEGEND]

                             [LINE CHART]
                       Equity Index Portfolio              S&P 500
------------------------------------------------------------------------------
   9/14/94                     $10,000.00                 $10,000.00
  11/30/94                     $ 9,736.49                 $ 9,611.71
  11/30/95                     $13,257.29                 $13,161.54
  11/30/96                     $16,870.70                 $16,826.47
  11/30/97                     $21,491.31                 $21,622.71
  11/30/98                     $26,421.37                 $26,743.67
  11/30/99                     $31,744.22                 $32,331.16
  11/30/00                     $30,178.45                 $30,965.05

     Average Annual Total
  Returns For Periods Ended                   Class D                             S&P(R) 500
      November 30, 2000:                      Shares                                Index
One Year:                                     -4.93%                                -4.23%
--------------------------------------------------------------------------------------------
Five Year:                                    17.88%                                18.66%
--------------------------------------------------------------------------------------------
Since Commencement on 9/14/94:                19.46%                                19.82%

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional Diversified Growth Portfolio

The fiscal year was characterized by intense stock market volatility, fueled in large part by the speculative excesses built into the technology sector and the Federal Reserve acting to cool down an overheated economy. While this volatility was felt most strongly in the technology arena, other sectors of the market were also impacted.
  Given this backdrop, we targeted those companies with stable to increasing earnings growth, high earnings visibility, higher quality and better valuations. We identified such firms throughout a broad cross-section of industries, but particularly within the financial services, energy and health care sectors. Although we remain optimistic about the technology sector, we eliminated those technology holdings with extremely extended valuations in an effort to reduce our risk exposure.
  These tactics helped the Portfolio outperform its benchmark in what proved to be a difficult year for domestic equity investors. As we embark on a new year, we have no current plans to alter our strategies and feel confident that the Fed has successfully stemmed the tide of economic activity without creating a hard landing for the economy.

Jon D. Brorson
John J. Zielinski
Portfolio Managers
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
  DIVERSIFIED GROWTH PORTFOLIO VS. THE S&P(R) 500 COMPOSITE STOCK PRICE INDEX

                             [LINE CHART]
                   Diversified Growth       S&P(R)
                      Portfolio             500 Index
------------------------------------------------------
   1/11/93            $10,000.00            $10,000.00
  11/30/93            $10,742.56            $10,874.21
  11/30/94            $ 9,989.37            $10,987.57
  11/30/95            $12,443.77            $15,045.54
  11/30/96            $15,031.46            $19,235.09
  11/30/97            $19,095.22            $24,717.87
  11/30/98            $23,921.62            $30,571.87
  11/30/99            $29,820.26            $36,959.17
  11/30/00            $29,679.03            $35,397.50

     Average Annual Total
  Returns For Periods Ended                   Class A                             S&P(R) 500
      November 30, 2000:                      Shares                                Index
One Year:                                     -0.47%                                -4.23%
--------------------------------------------------------------------------------------------
Five Year:                                    18.99%                                18.66%
--------------------------------------------------------------------------------------------
Since Commencement on 1/11/93:                14.79%                                17.31%

                             [LINE CHART]
                   Diversified Growth       S&P(R)
                      Portfolio             500 Index
------------------------------------------------------
   9/14/94            $10,000.00            $10,000.00
  11/30/94            $ 9,481.27            $ 9,611.71
  11/30/95            $11,780.91            $13,161.54
  11/30/96            $14,174.62            $16,826.47
  11/30/97            $17,944.51            $21,622.71
  11/30/98            $22,391.10            $26,743.67
  11/30/99            $27,785.10            $32,331.16
  11/30/00            $27,541.97            $30,965.05

     Average Annual Total
  Returns For Periods Ended                   Class D                             S&P(R) 500
      November 30, 2000:                      Shares                                Index
One Year:                                     -0.88%                                -4.23%
--------------------------------------------------------------------------------------------
Five Year:                                    18.51%                                18.66%
--------------------------------------------------------------------------------------------
Since Commencement on 9/14/94:                17.72%                                19.82%

--------------------------------------------------------------------------------
Northern Institutional Focused Growth Portfolio

The fiscal year was one of the most interesting in recent memory. Beginning with market euphoria, continuing with steep sell-offs and ending with a contested presidential election, the period was marked by uncharacteristic volatility and uncertainty.
  Despite this turmoil, the Portfolio returned a modest 1.17 percent for the year, compared to -4.23 percent for its benchmark. Given the tremendous gains stock investors have enjoyed recently, a pause or modest correction was not unwarranted and may signal a return to more normalized results.
  Two primary factors shaped this market. First was the volatile technology sector. Tech stocks started the year representing about 30 percent of the S&P(R) 500-Stock Index, then jumped to 39.5 percent, quickly returned to 30 percent and finally settled at 23 percent. Second was the sudden slowdown of the U.S. economy. From torrid growth in the first half of 2000 to current talk of a recession, the slowing economy dampened corporate earnings, especially among highly priced technology stocks. Most likely, we will see a few quarters of poor earnings before the economy rights itself, with intervention from the Federal Reserve.
  The Portfolio is currently positioned with few industry sector bets. Only energy, financials and health care are overweighted. We have taken a more defensive stance in recent months, focusing on those companies with highly visible earnings and modest valuations. During periods of uncertain economic growth, the market tends to gravitate toward stocks with a history of producing the exact results they promised. By mid-year 2001, we expect the investment environment to be noticeably improved.

Jon D. Brorson
Ken Turek
Portfolio Managers
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
    FOCUSED GROWTH PORTFOLIO VS. THE S&P(R) 500 COMPOSITE STOCK PRICE INDEX

                             [LINE CHART]
                    Focused Growth
                      Portfolio                S&P 500 Index
----------------------------------------------------------------
    7/1/93            $10,000.00                 $10,000.00
  11/30/93            $10,435.61                 $10,369.79
  11/30/94            $ 9,796.07                 $10,477.90
  11/30/95            $12,568.92                 $14,347.62
  11/30/96            $14,809.72                 $18,342.84
  11/30/97            $18,816.47                 $23,571.29
  11/30/98            $23,345.24                 $29,153.75
  11/30/99            $31,336.66                 $35,244.77
  11/30/00            $31,703.87                 $33,755.54

    Average Annual Total
  Returns For Periods Ended                  Class A                             S&P(R) 500
     November 30, 2000:                      Shares                                Index
One Year:                                     1.17%                                -4.23%
-------------------------------------------------------------------------------------------
Five Year:                                   20.33%                                18.66%
-------------------------------------------------------------------------------------------
Since Commencement on 7/1/93:                16.83%                                17.83%

                             [LINE CHART]
                    Focused Growth
                      Portfolio                S&P 500 Index
----------------------------------------------------------------
   6/14/96            $10,000.00                 $10,000.00
  11/30/96            $10,750.37                 $11,436.91
  11/30/97            $13,624.08                 $14,696.89
  11/30/98            $16,858.25                 $18,177.60
  11/30/99            $22,581.05                 $21,975.41
  11/30/00            $22,794.36                 $21,046.86

     Average Annual Total
  Returns For Periods Ended                   Class C                             S&P(R) 500
      November 30, 2000:                      Shares                                Index
One Year:                                      0.94%                                -4.23%
--------------------------------------------------------------------------------------------
Since Commencement on 6/14/96:                20.28%                                17.98%

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional Focused Growth Portfolio--Continued

                    COMPARISON OF CHANGE IN VALUE OF $10,000
                      INVESTMENT IN NORTHERN INSTITUTIONAL
    FOCUSED GROWTH PORTFOLIO VS. THE S&P(R) 500 COMPOSITE STOCK PRICE INDEX

                          Focused Growth               S&P 500
     12/8/94                $10,000.00               $10,000.00
    11/30/95                $13,098.68               $13,693.23
    11/30/96                $15,377.26               $17,506.22
    11/30/97                $19,458.49               $22,496.20
    11/30/98                $24,055.02               $27,824.04
    11/30/99                $32,170.27               $33,637.25
    11/30/00                $32,421.73               $32,215.94

     Average Annual Total
  Returns For Periods Ended                   Class D                             S&P(R) 500
      November 30, 2000:                      Shares                                Index
One Year:                                      0.78%                                -4.23%
--------------------------------------------------------------------------------------------
Five Year:                                    19.87%                                18.66%
--------------------------------------------------------------------------------------------
Since Commencement on 12/8/94:                21.75%                                21.53%

--------------------------------------------------------------------------------
Northern Institutional Mid Cap Growth Portfolio

Since the beginning of 2000, when the Portfolio opened, mid-capitalization stocks have been the best performing sector of the U.S. market. The Portfolio ended its fiscal year with a gain of 3.30 percent. Just a few months earlier, Portfolio and benchmark returns were near 30 percent, which indicates a level of market volatility that is nearly record-setting and wholly unpredictable.
  After a strong start, the Portfolio lagged its benchmark more recently due to an earlier overweight in technology issues. Toward year-end, we significantly reduced our tech exposure in view of a weaker-than-expected economy and stock values that appeared inflated even after major price corrections. In this current market climate, the highest priced stocks are most vulnerable, so our intensive research has been centered on identifying those types of stocks. We are confident the Portfolio will see improving returns over the next several quarters, as market uncertainty wanes and the 2001 earnings outlook comes into clearer focus.
  We have positioned the Portfolio more defensively by targeting companies with highly visible and consistent earnings streams. Our modest sector overweights include health care, financials and energy. During economic slowdowns, history tells us that investors are best served by concentrating on higher-quality earnings companies in generally defensive sectors. We expect to maintain this defensive posture for the next several quarters of the new year.

Ken Turek
Portfolio Manager


 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
             MID CAP GROWTH PORTFOLIO VS. THE S&P 400 MID CAP INDEX

               [LINE CHART]

              Mid Cap Growth    S&P Mid Cap 400
-----------------------------------------------
  12/31/99      $10,000.00         $10,000.00
  11/30/00      $10,330.00         $10,915.61

        Aggregate Total
    Return For Period Ended                  Class A                          S&P(R) 400
      November 30, 2000:                     Shares                          Midcap Index
Since Commencement on 12/31/99:               3.30%                             9.16%

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional Small Company Index Portfolio

Small-capitalization stocks, as represented by the Russell 2000 Index, returned -0.58 percent during the 12-month period ending November 30, 2000. As a comparison, large-capitalization stocks, as measured by the S&P(R) 500-Stock Index, returned -4.23 percent during the same period.
  As of November 30, 2000, the market capitalization of companies in the Russell 2000 Index ranged from $3.1 million to $2.5 billion. The median company size was $281.6 million, while the average company size was $423.3 million. At fiscal year-end, there were 1,916 companies in the Index.
  The Russell reconstitution took place on June 30, 2000. As a result of these changes, the Russell 2000 Index now represents about 7.6 percent of the Russell 3000 family of stocks. Of the new additions to the Russell 2000 Index this year, 250 were initial public offerings.
  As designed, the Portfolio's performance closely tracked that of the Russell 2000 Index. Going forward, we will continue to pursue small-cap returns that approximate those of our benchmark.

Robert Bergson
Portfolio Manager

Small-company stocks are generally riskier than large-company stocks due to greater volatility and less liquidity.
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
            SMALL COMPANY INDEX PORTFOLIO VS. THE RUSSELL 2000 INDEX


                                  LINE CHART

                      Small Company Portfolio      Russell 2000 Index
---------------------------------------------------------------------------
   1/11/93                   $10,000.00                $10,000.00
  11/30/93                   $11,405.47                $11,494.89
  11/30/94                   $11,236.61                $11,365.74
  11/30/95                   $14,349.52                $14,606.25
  11/30/96                   $16,645.90                $17,018.54
  11/30/97                   $20,481.34                $21,002.76
  11/30/98                   $19,040.58                $19,612.32
  11/30/99                   $21,891.63                $22,684.69
  11/30/00                   $21,645.86                $22,552.82

        Average Annual
        Total Returns
       For Periods Ended                     Class A                           Russell 2000
      November 30, 2000:                     Shares                               Index
One Year:                                    -1.12%                               -0.58%
-------------------------------------------------------------------------------------------
Five Year:                                    8.57%                                9.08%
-------------------------------------------------------------------------------------------
Since Commencement on 1/11/93:               10.29%                               10.82%

                            [LINE CHART]
                      Small Company Portfolio         Russell 2000 Index
---------------------------------------------------------------------------
  12/08/94                  $10,000.00                    $10,000.00
  11/30/95                  $13,163.91                    $12,851.12
  11/30/96                  $15,293.08                    $14,973.54
  11/30/97                  $18,757.45                    $18,479.00
  11/30/98                  $17,337.24                    $17,255.64
  11/30/99                  $19,786.76                    $19,958.82
  11/30/00                  $19,439.35                    $19,842.80

        Average Annual
        Total Returns
      For Periods Ended                      Class D                           Russell 2000
      November 30, 2000:                     Shares                               Index
One Year:                                    -1.76%                               -0.58%
-------------------------------------------------------------------------------------------
FIve Year:                                    8.11%                                9.08%
-------------------------------------------------------------------------------------------
Since Commencement on 12/8/94:               11.76%                               12.10%

--------------------------------------------------------------------------------
Northern Institutional Small Company Growth Portfolio

Several factors contributed to the volatile stock market we experienced during the fiscal year. Excessive valuations in many sectors, coupled with the Federal Reserve's desire to cool the economy, put significant pressure on small growth stocks. Since the Russell 2000 Index peaked in early March, value stocks have outperformed growth stocks by a wide margin, a reversal of the previous year's trend. Most telecommunications and technology stocks posted negative returns for the period, while many health care, utility, energy and financial stocks appreciated in value.
  Mindful of the impact that a slowing economy could have on corporate profits, we continue to increase our exposure to stocks with highly visible and predictable earnings growth. As the market correctly discounted a weakening economy, the level of earnings disappointments increased dramatically over the last month of the year.
  If this scenario continues, stocks that exhibit slower growth rates, along with more reasonable price-to-earnings ratios, will likely come into favor. As a result, we will be paying particular attention to valuations when assessing potential investment opportunities. Overall, we are encouraged by the outlook for small company stocks and believe the Portfolio is well-positioned for the year ahead.

David H. Burshtan
Portfolio Manager

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
           SMALL COMPANY GROWTH PORTFOLIO VS. THE RUSSELL 2000 INDEX

               [LINE CHART]

                Small Company     Russell 2000
----------------------------------------------
  12/1/99        $10,000.00        $10,000.00
  11/30/00        $9,420.00         $9,941.87

       Aggregate Total
   Return For Period Ended                   Class A                           Russell 2000
      November 30, 2000:                     Shares                               Index
Since Commencement on 12/1/99:               -5.80%                               -0.58%

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional International Equity Index Portfolio

For the 12-month period ending November 30, 2000, international stocks, as represented by the MSCI's Europe, Australia and Far East Index (EAFE), returned -9.67 percent in U.S. dollars, assuming the reinvestment of net dividends. In comparison, U.S. stocks, as represented by the S&P(R) 500-Stock Index, returned -4.23 percent.
  As designed, the Portfolio's performance closely tracked that of the EAFE Index. We will continue to practice a passive investment strategy, as we seek returns that approximate those of the EAFE Index.

Jonathan Cohen
Portfolio Manager

Foreign securities may involve additional risks, social, and political instability, reduced market liquidity, and currency volatility.
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
      INTERNATIONAL EQUITY INDEX PORTFOLIO VS. THE MORGAN STANLEY CAPITAL
           INTERNATIONAL EUROPE, AUSTRALIA, AND FAR EAST (EAFE) INDEX [NORTHERN INTERNATIONAL LEGEND]
                             [LINE CHART]
                    International
                     Equity Index                EAFE Index
----------------------------------------------------------------
    4/1/97            $10,000.00                 $10,000.00
  11/30/97            $10,550.00                 $10,250.33
  11/30/98            $12,182.04                 $11,936.47
  11/30/99            $14,657.92                 $14,455.51
  11/30/00            $13,210.94                 $13,056.96

    Average Annual Total
  Returns For Periods Ended                    Class A                                  EAFE
     November 30, 2000:                        Shares                                  Index
One Year:                                      -9.87%                                  -9.67%
---------------------------------------------------------------------------------------------
Since Commencement on 4/1/97:                   7.89%                                   7.55%

                             [LINE CHART]
                    International
                     Equity Index                EAFE Index
----------------------------------------------------------------
   10/5/98            $10,000.00                 $10,000.00
  11/30/98            $12,115.38                 $11,608.12
  11/30/99            $14,475.20                 $14,057.87
  11/30/00            $12,907.88                 $12,697.79

     Average Annual Total
   Returns For Period Ended                     Class D                                  EAFE
      November 30, 2000:                        Shares                                  Index
One Year:                                       -10.83%                                 -9.67%
----------------------------------------------------------------------------------------------
Since Commencement on 10/5/98:                   12.58%                                 11.65%

--------------------------------------------------------------------------------
Northern Institutional International Growth Portfolio

Initial euphoria in the first few months of the fiscal year turned to mounting caution as investors realized that technology and telecommunication stock values had run well ahead of earnings prospects. The decline in these stocks proved just as dramatic as their rise. By year-end, most had given back their entire gain.
  Higher global interest rates also applied the brakes to economic growth-- further undermining investor confidence and shifting the focus to more stable, defensive market sectors, such as food and beverage, financial services and utilities.
  We responded early in the period by underweighting technology and cyclical stocks in anticipation of a slowdown in global demand. Initially, this proved to be premature as technology companies continued to soar to overly optimistic and unsustainable levels. The bursting of the technology bubble in March, however, validated our stance. For the remainder of the year, defensive sectors rose in stark contrast to the technology sell-off, which enhanced Portfolio performance.
  Foreign currencies posed another challenge for international stock investors. The yen remained relatively unchanged against the U.S. dollar, but the euro continued to decline despite an economic revival and rising interest rates in Europe.
  In spite of these difficulties, the outlook for international stocks appears favorable. The end of interest rate hikes is approaching, and 2001 should see lower interest and inflation rates. The recent weakness in stocks and strength in bonds has restored value to the markets, while dissolving recession fears should usher in a better period for international stocks. We also anticipate a stronger euro, which will boost returns for dollar-based investors.

Andrew Parry
Portfolio Manager

Foreign securities may involve additional risks, social, and political instability, reduced market liquidity, and currency volatility.
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
  INTERNATIONAL GROWTH PORTFOLIO VS. THE MORGAN STANLEY CAPITAL INTERNATIONAL
                  EUROPE, AUSTRALIA, AND FAR EAST (EAFE) INDEX

                     International
                        Growth
                       Portfolio          EAFE INDEX
   3/28/94             $10,000.00         $10,000.00
  11/30/94             $10,210.00         $10,348.96
  11/30/95             $ 9,972.46         $11,132.38
  11/30/96             $10,967.14         $12,441.25
  11/30/97             $11,432.58         $12,391.47
  11/30/98             $13,769.40         $14,429.82
  11/30/99             $17,910.16         $17,475.06
  11/30/00             $17,147.69         $15,784.37

     Average Annual Total
  Returns For Periods Ended                     Class A                                  EAFE
      November 30, 2000:                        Shares                                  Index
One Year:                                       -4.26%                                  -9.67%
----------------------------------------------------------------------------------------------
Five Year:                                      11.45%                                   7.23%
----------------------------------------------------------------------------------------------
Since Commencement on 3/28/94:                   8.41%                                   7.09%

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands)
--------------------------------------------------------------------------------

           Description
----------------------------------------------------------
 Principal                           Maturity
  Amount   Rate                        Date    Value
----------------------------------------------------------
                      U.S. Government Securities Portfolio
 U.S. GOVERNMENT AGENCIES--58.4%
 Fannie Mae--9.3%
  $ 2,427  Pool #452480
             6.00%                    11/1/28 $ 2,305
    2,422  Pool #452421
             6.00                     12/1/28   2,301
    4,075  Pool #449182
             6.00                      1/1/31   3,873
                                              -------
                                                8,479
                                              -------
 Fannie Mae REMIC Trust--1.9%
    1,747  Series 1997-M1, Class A
             6.78                     1/17/03   1,745
                                              -------
 Fannie Mae Notes--13.8%
    8,250    6.75                     8/15/02   8,334
    4,300    5.125                    2/13/04   4,191
                                              -------
                                               12,525
                                              -------
 Federal Home Loan Bank--7.1%
    6,350    7.25                     5/15/03   6,503
                                              -------
 Freddie Mac--4.5%
    2,250  Series 2080, Class-PE
             6.00                    11/15/21   2,226
      121  Pool #410092
             8.125                    11/1/24     123
    1,846  Pool #C18079
             6.00                     11/1/28   1,755
                                              -------
                                                4,104
                                              -------
 Freddie Mac Notes--13.2%
   10,120    5.50                     5/15/02  10,034
    2,000    5.75                     7/15/03   1,981
                                              -------
                                               12,015
                                              -------
 Ginnie Mae--8.6%
    4,981  Pool #780762
             6.50                     4/15/13   4,960
    2,798  Pool #525360
             8.00                    10/15/30   2,859
                                              -------
                                                7,819
----------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $52,994)                               53,190
----------------------------------------------------------

           Description
------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--31.9%
 U.S. Treasury Notes
  $ 8,000      5.625%     9/30/01 $ 7,965
   11,580      5.75      10/31/02  11,600
    9,400      5.75       8/15/03   9,447
------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $28,678)                   29,012
------------------------------------------
 FOREIGN BONDS--5.3%
           Asian Development
           Bank
    2,000      6.50       9/21/02   2,006
           Inter-American
           Development Bank
    2,790      7.00       6/16/03   2,847
------------------------------------------
 TOTAL FOREIGN BONDS
  (Cost $4,783)                     4,853
------------------------------------------
 SHORT-TERM INVESTMENT--9.0%
  (Cost $8,175)
           FHLB Discount Note
    8,176      6.30       12/1/00   8,175
------------------------------------------
 TOTAL INVESTMENTS--104.6%
  (Cost $94,630)                  $95,230
------------------------------------------
 Liabilities, less other
 assets--(4.6%)                    (4,172)
------------------------------------------
 NET ASSETS--100.0%               $91,058
------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
--------------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
--------------------------------------------------------
                       Short-Intermediate Bond Portfolio
 ASSET-BACKED SECURITIES--29.9%
 Airplane Leases--1.7%
           Pegasus Aviation
           Lease
           Securitization,
           Series 1999-1A,
           Class A1(/1/)
 $ 4,294   6.30%          3/25/29 $  4,199
                                  --------
 Automotive--7.8%
           Carmax Auto Owner
           Trust,
           Series 1999-1, Class
           A3
   2,750   6.76           8/15/03    2,758
           Distribution
           Financial Services
           Trust,
           Series 1999-3, Class
           A3
   5,440   6.43          11/15/07    5,432
           Ford Credit Auto
           Owner Trust,
           Series 2000-C, Class
           A4
   3,000   7.24           2/15/04    3,041
           Ford Credit Auto
           Owner Trust,
           Series 2000-E, Class
           A4
   5,000   6.74           6/15/04    5,030
           Household Automotive
           Trust,
           Series 2000-2, Class
           A3
   3,120   7.34          11/17/04    3,176
                                  --------
                                    19,437
                                  --------
 Credit Card--7.6%
           Citibank Credit Card
           Master Trust I,
           Series 1998-3, Class
           A
   3,000   5.80            2/7/05    2,964
           MBNA Master Credit
           Card Trust,
           Series 1998-J, Class
           A
   5,800   5.25           2/15/06    5,657
           Sears Credit Account
           Master Trust,
           Series 2000-1, Class
           A
   5,000   7.25          11/15/07    5,102
           World Financial
           Network Credit
           Card Master Trust,
           Series 1996-A,
           Class A
   5,000   6.70           2/15/04    5,003
                                  --------
                                    18,726
                                  --------
 Equipment--7.0%
           American Airlines
           Pass Through Trust,
           Series 1999-1, Class
           C
   3,650   7.16          10/15/04    3,577
           CIT Equipment
           Collateral Trust,
           Series 2000-1, Class
           A4
   4,000   7.58           3/20/08    4,102
           Copelco Capital
           Funding Corp.,
           Series 2000-A, Class
           A4
   4,500   7.22           8/18/05    4,578
           DVI Receivables
           Corp.,
           Series 2000-1, Class
           A4
   5,000   7.78           6/14/08    5,125
                                  --------
                                    17,382
                                  --------

           Description
------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------
 Home Equity Loans--3.9%
           Green Tree Home
           Equity Loan Trust,
           Series 1998-C, Class
           A6
 $ 5,541   6.29%          7/15/29 $  5,508
           IMC Excess Cashflow
           Securities Trust,
           Series 1997-A, Class
           A(/1/)
   2,603   7.41          11/26/28      534
           Lehman FHA Title I
           Loan Trust,
           Series 1995-3, Class
           A
   3,052   8.00           5/25/16    3,084
           Lehman FHA Title I
           Loan Trust,
           Interest Only
           Stripped Security,
           Series 1995-6, Class
           S
      --   7.72          11/25/16      608
                                  --------
                                     9,734
                                  --------
 Utilities--1.9%
           ComEd Transitional
           Funding Trust,
           Series 1998-1, Class
           A2
   3,000   5.44           3/25/07    2,903
           ComEd Transitional
           Funding Trust,
           Series 1998-1, Class
           A5
   1,797   5.29           6/25/03    1,771
                                  --------
                                     4,674
------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $76,221)                    74,152
------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  7.6%
           BA Mortgage
           Securities, Inc.,
           Series 1998-4, Class
           1A5
   6,438   6.50           8/25/28    6,410
           Donaldson, Lufkin &
           Jenrette Mortgage
           Acceptance Corp.,
           Series 1994-Q8,
           Class 2A1
     722   7.25           5/25/24      745
           GE Capital Mortgage
           Services, Inc.,
           Series 1994-15,
           Class A-6
   2,486   6.00           4/25/09    2,455
           Nationslink Funding
           Corp.,
           Series 1999-SL,
           Class A-3
   5,400   6.30          12/10/02    5,380
           PNC Mortgage
           Securities Corp.,
           Series 1996-PRI,
           Class A(/1/)
   1,448   7.06           4/28/27    1,255
           Prudential Home
           Mortgage Securities
           Co., Series 1994-1,
           Class A-3
   2,592   6.00           2/25/09    2,567
------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (Cost $18,998 )       18,812
------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands)

           Description
-------------------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
-------------------------------------------------------------
                 Short-Intermediate Bond Portfolio--Continued
 CORPORATE BONDS--14.2%
 Automotive--1.6%
           Ford Motor Credit
           Co.
 $ 4,000   5.75%          2/23/04 $  3,868
                                  --------
 Computer Services--1.1%
           Electronic Data
           Systems Corp.
   2,705   6.85          10/15/04    2,714
                                  --------
 Consumer Products--1.0%
           Unilever Capital
           Corp.
   2,500   6.875          11/1/05    2,528
                                  --------
 Diversified Financial
  Services--5.8%
           Bank One Corp.
     970   6.40            8/1/02      964
           Bunge Trade
           Ltd.(/1/)
   1,451   9.25            5/1/02    1,450
           Diageo Capital PLC
   4,230   6.625          6/24/04    4,210
           Donaldson, Lufkin &
           Jenrette, Inc.
   6,500   5.625          2/15/16    6,465
           FleetBoston
           Financial Corp.
     600   7.25           9/15/05      607
           MBNA America Bank
     430   7.375          9/15/05      426
           Salomon, Inc.
     375   7.20            2/1/04      380
                                  --------
                                    14,502
                                  --------
 Industrial--1.7%
           Yosemite Security
           Trust I(/1/)
   4,000   8.25          11/15/04    4,121
                                  --------
 Insurance--0.7%
           American General
           Finance
   1,315   7.45           1/15/05    1,346
           Conseco, Inc.
     425   8.75            2/9/04      289
                                  --------
                                     1,635
                                  --------
 Oil Companies--0.8%
           Repsol International
   2,050   7.45           7/15/05    2,074
                                  --------
 Special Purpose--0.8%
           US West Capital
           Funding, Inc.
   2,100   6.875          8/15/01    2,097
                                  --------
 Telephone--0.7%
           Sprint Capital Corp.
   1,780   7.625          6/10/02    1,784
-------------------------------------------------------------
 TOTAL CORPORATE BONDS (Cost
  $35,234)                          35,323
-------------------------------------------------------------

           Description
-------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
-------------------------------------------
 U.S. GOVERNMENT AGENCIES--21.5%
 Fannie Mae--7.3%
 $ 3,670   6.75%          8/15/02 $  3,707
  13,970   7.125          2/15/05   14,431
                                  --------
                                    18,138
 Federal Home Loan Bank--2.0%
   5,000   6.75            2/1/02    5,029
                                  --------
 Freddie Mac--12.2%
  15,000   5.50           5/15/02   14,873
  15,000   6.875          1/15/05   15,349
                                  --------
                                    30,222
-------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $52,476)                    53,389
-------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--
  25.7%
 U.S. Treasury Notes
  27,710   5.75          10/31/02   27,758
  35,805   5.75           8/15/03   35,983
-------------------------------------------
 TOTAL U.S. GOVERNMENT
  OBLIGATIONS (Cost $62,950)        63,741
-------------------------------------------
 SHORT-TERM INVESTMENT--5.0%
  (Cost $12,382)
           Chase Manhattan
           Bank, Nassau,
           Eurodollar Time
           Deposit
  12,382   6.56           12/1/00   12,382
-------------------------------------------
 TOTAL INVESTMENTS--103.9%
  (Cost $258,261)                 $257,799
-------------------------------------------
 Liabilities, less other
  assets--(3.9)%                    (9,715)
-------------------------------------------
 NET ASSETS--100.0%               $248,084
-------------------------------------------

-------------------------------------------------------------------------------

(/1/At)November 30, 2000, the Portfolio owned restricted securities valued at approximately $11,559 (4.7% of net assets), with an aggregate cost basis of $13,727. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in accordance with procedures established by the Trustees.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
-----------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
-----------------------------------------------------
                          Intermediate Bond Portfolio
 ASSET-BACKED SECURITIES--5.8%
 Airlines--1.6%
           Delta Air Lines,
           Inc.,
           Series 2000-1, Class
           A2
 $   65    7.57%         11/18/10 $    67
           United Airlines Pass
           Thru,
           Series 2000-1, Class
           A-1
    240    7.78           11/1/14     246
           US Airways Pass
           Thru,
           Series 2000-3G
    155    7.89            3/1/19     157
                                  -------
                                      470
                                  -------
 Home Equity Loans--1.8%
           Green Tree Financial
           Corp.,
           Series 1999-C, Class
           A-2
    390    6.67           7/15/30     389
           IMC Excess Cashflow
           Securities Trust,
           Series 1997-A, Class
           A(/1/)
    631    7.41          11/26/28     129
                                  -------
                                      518
                                  -------
 Utilities--2.4%
           California
           Infrastructure &
           Economic
           Development, Series
           1997-1, Class A-4
    690    6.22           3/25/04     687
-----------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $2,157)                     1,675
-----------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  8.7%
           Credit Suisse First
           Boston Mortgage
           Securities Corp.,
           Series 1998-C2,
           Class A-1
    384    5.96          12/15/07     375
           Donaldson, Lufkin, &
           Jenrette Commercial
           Mortgage Corp.,
           Series 1998-CF1,
           Class A-1B
    300    6.41           2/15/08     294
           GMAC Commercial
           Mortgage Securities,
           Inc., Series 1999-
           C3, Class A-1B
    305    7.27           8/15/09     312
           Heller Financial
           Commercial Mortgage
           Association, Series
           2000-PH1, Class A2
    340    7.75          11/15/09     359
           Morgan Stanley
           Capital I,
           Series 1998-WF1,
           Class A-2
    355    6.55          12/15/07     351
           Mortgage Capital
           Funding,
           Series 1998-MC1,
           Class A-2
    235    6.66           1/18/08     233
           Nationslink Funding
           Corp.,
           Series 1999-1, Class
           A-2
    300    6.32          11/20/08     292

           Description
-----------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
-----------------------------------------
           PNC Mortgage
           Acceptance Corp.,
           Series 1999-CM1,
           Class A-1B
 $  300    7.33%         10/10/09 $   309
-----------------------------------------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (Cost $2,492)         2,525
-----------------------------------------
 CORPORATE BONDS--33.5%
 Automobile Parts and
  Equipment--0.4%
           Visteon Corp.
    115    8.25            8/1/10     113
                                  -------
 Banks--1.2%
           Bank One Corp.
    200    6.40            8/1/02     199
           BSCH Issuances Ltd.
    140    7.625          9/14/10     138
                                  -------
                                      337
                                  -------
 Beverages--1.9%
           Diageo Capital PLC
    565    6.625          6/24/04     562
                                  -------
 Commercial Services--0.6%
           Comdisco, Inc.
    220    9.50           8/15/03     178
                                  -------
 Diversified Financial
  Services--16.0%
           American Express Co.
     80    6.875          11/1/05      80
           American General
           Finance Corp.
    355    7.45           1/15/05     363
           Boeing Capital Corp.
    385    7.10           9/27/05     394
           Bunge Trade Ltd.(/1/)
    750    9.25            5/1/02     749
           Citigroup, Inc.
    300    6.75           12/1/05     299
           CIT Group Holdings,
           Inc.
    595    7.375          3/15/03     600
           FleetBoston
           Financial Corp.
    120    7.25           9/15/05     121
           Ford Motor Credit
           Co.
  1,800    5.80           1/12/09     711
           General Motors
           Acceptance Corp.
    360    7.50           7/15/05     367
           MBNA America Bank
     80    7.75           9/15/05      79
           Salomon, Inc.
     45    7.20            2/1/04      46
           Transamerica
           Finance, Inc.
    820    7.25           8/15/02     823
                                  -------
                                    4,632
                                  -------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios

-------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands)

           Description
-----------------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
-----------------------------------------------------------
                   Intermediate Bond Portfolio--(Continued)
 Electric--0.5%
           Dominion Resources,
           Inc.
 $  130    7.82%         9/15/04  $   132
           Florida Power &
           Light Co.
     25    6.875         12/1/05       25
                                  -------
                                      157
                                  -------
 Environmental Control--0.7%
           WMX Technologies,
           Puttable 8/1/03
    210    7.10           8/1/26      206
                                  -------
 Household Products--0.8%
           Unilever Corp.
    220    6.875         11/1/05      223
                                  -------
 Insurance--2.2%
           Conseco, Inc.
    112    8.75           2/9/04       76
           Lumberman's Mutual
           Casualty Co.(/1/)
    545    9.15           7/1/26      491
    105    8.45          12/1/97       83
                                  -------
                                      650
                                  -------
 Oil Companies--2.7%
           Repsol International
    775    7.45          7/15/05      784
                                  -------
 Pipelines--0.4%
           Duke Energy Field
           Services
    125    7.875         8/16/10      129
                                  -------
 Telecommunications--3.5%
           Cox Communications,
           Inc.
     45    7.75          11/1/10       45
           Deutsche Telekom
           International
    110    8.00          6/15/10      111
           Marconi PLC
    125    7.75          9/15/10      119
           Royal KPN(/1/)
    285    8.00          10/1/10      277
           Telefonica Europe
    450    7.75          9/15/10      448
                                  -------
                                    1,000
                                  -------
 Transportation--2.6%
           Burlington Northern
           Santa Fe Corp.,
           Puttable 7/15/03
    750    6.53          7/15/37      740
-----------------------------------------------------------
 TOTAL CORPORATE BONDS (Cost
  $10,352)                          9,711
-----------------------------------------------------------

              Description
--------------------------------------------
  Principal                 Maturity
   Amount     Rate            Date    Value
--------------------------------------------
 U.S. GOVERNMENT AGENCIES--14.1%
 Fannie Mae REMIC Trust--6.9%
              Pool #550513
      $1,982  7.50%           8/1/30 $ 1,995
                                     -------
 Fannie Mae--7.2%
         700  6.75           8/15/02     707
         850  5.625          5/14/04     834
         600  5.25           1/15/09     556
                                     -------
                                       2,097
--------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $3,782)                        4,092
--------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--
  33.6%
 U.S. Treasury Notes
       4,615  6.625          7/31/01   4,629
       1,475  6.00           8/15/04   1,497
       1,295  6.125          8/15/07   1,340
       2,195  6.00           8/15/09   2,267
--------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $9,657)                        9,733
--------------------------------------------
 FLOATING RATE BANK NOTE--0.3%
  (Cost $89)
              Lloyds Bank PLC,
              Series I
         100  7.25          12/15/00      81
--------------------------------------------
 SHORT-TERM INVESTMENT--2.2%
  (Cost $642)
              Chase Manhattan
              Bank, Nassau,
              Eurodollar Time
              Deposit
         642  6.56           12/1/00     642
--------------------------------------------
 TOTAL INVESTMENTS--98.2% (Cost
  $29,171)                           $28,459
--------------------------------------------
 Other assets, less liabilities--
  1.8%                                   518
--------------------------------------------
 NET ASSETS--100.0%                  $28,977
--------------------------------------------
--------------------------------------------

(/1/)At November 30, 2000, the Portfolio owned restricted securities valued at approximately $1,729 (6.0% of net assets), with an aggregate cost basis of $2,416. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in accordance with procedures established by the Trustees.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
------------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------------------
                         U.S. Treasury Index Portfolio
 U.S. GOVERNMENT OBLIGATIONS--
  99.3%
 U.S. Treasury Notes--63.8%
 $2,400    6.625%         3/31/02 $ 2,423
  1,700    6.625          5/31/02   1,720
  2,250     6.00          7/31/02   2,259
  1,050     5.75         11/30/02   1,052
  1,000     6.25          2/15/03   1,013
  1,050     5.75          4/30/03   1,053
  1,100     5.75          8/15/03   1,105
    650    5.875          2/15/04     656
  1,000     5.25          5/15/04     991
    900     6.00          8/15/04     914
  1,100     7.50          2/15/05   1,180
    300     6.75          5/15/05     315
  1,300     6.50          8/15/05   1,353
    900     7.00          7/15/06     964
  1,200     6.25          2/15/07   1,246
  1,000    6.125          8/15/07   1,035
  1,075     4.75         11/15/08   1,025
  1,250     6.00          8/15/09   1,291
    950     6.50          2/15/10   1,017
                                  -------
                                   22,612
                                  -------
 U.S. Treasury Bonds--35.5%
    660    14.00         11/15/11     935
  1,000    12.50          8/15/14   1,464
  1,300     7.25          5/15/16   1,500
  1,350     9.00         11/15/18   1,838
  1,400     8.00         11/15/21   1,777
  1,300     6.25          8/15/23   1,379
  1,500     6.50         11/15/26   1,652
  1,000     5.25          2/15/29     940
  1,000     6.25          5/15/30   1,095
                                  -------
                                   12,580
------------------------------------------------------
 TOTAL U.S. GOVERNMENT
  OBLIGATIONS
  (Cost $34,188)                   35,192
------------------------------------------------------
 SHORT-TERM INVESTMENT--3.5%
  (Cost $1,226)
           Federal Home Loan
           Bank Discount Note
  1,226     6.43          12/1/00   1,226
------------------------------------------------------
 TOTAL INVESTMENTS--102.8%
  (Cost $35,414)                  $36,418
------------------------------------------------------
 Liabilities, less other
  assets--(2.8)%                     (981)
------------------------------------------------------
 NET ASSETS--100.0%               $35,437
------------------------------------------------------
------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)

                Description
---------------------------------------------------------
  Principal                      Maturity
    Amount      Rate               Date          Value
---------------------------------------------------------
                                 Bond Portfolio
 ASSET-BACKED SECURITIES--6.3%
 Auto--1.0%
                Associates Automobile
                Receivables Trust
 $        4,500 7.30%                  1/15/04 $    4,555
                Ford Credit Auto Owner
                Trust
          5,800 6.74                   6/15/04      5,834
                                               ----------
                                                   10,389
                                               ----------
 Diversified Financial Services--1.3%
                Green Tree Financial
                Corp.,
                Series 1994-B, Class A
          1,181 7.85                   7/15/04      1,181
                Series 1996-9, Class A6
          6,990 7.69                   1/15/28      6,951
                Series 1997-6, Class B1
          7,300 7.17                   1/15/29      6,476
                                               ----------
                                                   14,608
                                               ----------
 Home Equity Loans--1.0%
                Green Tree Home Equity
                Loan Trust,
                Series 1999-C, Class A2
          7,660 6.67                   7/15/30      7,646
                IMC Excess Cashflow
                Securities Trust,
                Series 1997-A, Class
                A(/1/)
          9,682 7.41                  11/26/28      1,985
                Lehman FHA Title Loan
                Trust,
                Interest Only Stripped
                Security,
                Series 1996-2, Class S
             -- 7.82                   5/25/17        730
                                               ----------
                                                   10,361
                                               ----------
 Utilities--3.0%
                California Infrastructure
                & Economic
                Development, Series 1997-
                1, Class A-4
         15,105 6.22                   3/25/04     15,034
                PP&L Transition Bond Co.
                LLC,
                Series 1999-1, Class A5
         16,800 6.83                   3/25/07     17,015
                                               ----------
                                                   32,049
---------------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $75,848)                                   67,407
---------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  10.6%
                Continental Airlines,
                Inc.,
                Series 2000-1, Class A-1
         17,838 8.05                   11/1/20     18,661
                Credit Suisse First Boston
                Mortgage
                Securities Corp., Series
                1998-C2, Class A-1
          8,192 5.96                  12/15/07      8,004

           Description
-------------------------------------------
 Principal               Maturity
  Amount   Rate            Date     Value
-------------------------------------------
           Delta Funding
           Mortgage Corp.,
           Interest Only
           Stripped Security,
           Series 1991-1, Class
           A-4(/1/)
 $    --   7.50%           1/1/06 $       8
           Donaldson, Lufkin, &
           Jenrette
           Mortgage Acceptance
           Corp.,
           Series 1994-Q8,
           Class 2-A1
   1,679   7.25           5/25/24     1,732
           First Union-Lehman
           Brothers-Bank of
           America Commercial
           Mortgage Trust,
           Series 1998-C2,
           Class A-2
  12,855   6.56          11/18/08    12,712
           General Electric
           Capital Mortgage
           Services, Inc.
   7,203   6.50           4/25/29     7,002
           Heller Financial
           Commercial Mortgage
           Association, Series
           2000-PH1, Class A2
   6,670   7.75          11/15/09     7,034
           Lehman Brothers
           Commercial Conduit
           Mortgage Trust,
           Series 1999-C1,
           Class A-2
   6,390   6.78           4/15/09     6,357
           Lehman Brothers-UBS
           Commercial Mortgage
           Trust,
           Series 2000-C3,
           Class A-2
   5,885   7.95           1/15/10     6,267
           Morgan Stanley
           Capital I,
           Series 1998-WF1,
           Class A2
  19,140   6.55          12/15/07    18,938
           Series 1999-LIFE,
           Class A2
  10,910   7.11           7/15/09    11,077
           Nationslink Funding
           Corp.,
           Series 1999-1, Class
           A-2
   7,940   6.32          11/20/08     7,715
           PNC Mortgage
           Acceptance Corp.,
   4,465   7.33          10/10/09     4,591
           PNC Mortgage
           Securities Corp.,
           Series 1996-PR1,
           Class A(/1/)
   5,039   6.99           4/28/27     4,365
-------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (Cost $114,020)       114,463
-------------------------------------------
 CORPORATE/FOREIGN GOVERNMENT
  BONDS/NOTES--17.6%
 Auto--0.4%
           Ford Motor Co.
   4,910   7.45           7/16/31     4,519
                                  ---------
 Banks--0.8%
           Bank of America
           Corp.
   5,770   5.875          2/15/09     5,178
           BSCH Issuances Ltd.
   3,110   7.625          9/14/10     3,071
                                  ---------
                                      8,249
                                  ---------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
----------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date     Value
----------------------------------------------------
                           Bond Portfolio--Continued
 Commercial Services--0.4%
           Comdisco, Inc.
 $  4,720  9.50%          8/15/03 $    3,823
                                  ----------
 Diversified Financial
  Services--6.0%
           Air 2 US Enhanced
           Equipment(/1/)
   14,690  8.03           10/1/19     15,294
           American Express Co.
    2,300  6.875          11/1/05      2,312
           American General
           Finance Corp.
    5,540  7.45          11/15/05      5,671
           Boeing Capital Corp.
    2,345  7.375          9/27/10      2,422
           Bunge Trade
           Ltd.(/1/)
    6,278  9.25            5/1/02      6,270
           Citigroup, Inc.
    7,295  6.75           12/1/05      7,273
           FleetBoston
           Financial Corp.
    2,430  7.25           9/15/05      2,459
           General Motors
           Acceptance Corp.
    7,705  7.50           7/15/05      7,849
           MBNA America Bank
    1,810  7.75           9/15/05      1,792
           Salomon, Inc.
    1,650  7.20            2/1/04      1,673
           Textron Financial
           Corp.
    5,195  7.125          12/9/04      5,199
           US West Capital
           Funding, Inc.
    6,700  6.875          8/15/01      6,692
                                  ----------
                                      64,906
                                  ----------
 Electric--0.3%
           Dominion Resources,
           Inc.
    2,740  7.82           9/15/04      2,779
           Florida Power &
           Light Co.
      780  6.875          12/1/05        777
                                  ----------
                                       3,556
                                  ----------
 Household Products--0.5%
           Unilever Capital
           Corp.
    4,915  7.125          11/1/10      4,966
                                  ----------
 Insurance--1.5%
           Anthem Insurance,
           Inc.(/1/)
    5,740  9.00            4/1/27      4,802
           Conseco, Inc.
    2,675  8.75            2/9/04      1,819
           Lumberman's Mutual
           Casualty Co.(/1/)
    8,820  9.15            7/1/26      7,943
    1,880  8.45           12/1/97      1,491
                                  ----------
                                      16,055
                                  ----------

           Description
--------------------------------------------
 Principal               Maturity
  Amount   Rate            Date     Value
--------------------------------------------
 Lodging--0.2%
           MGM Mirage
 $2,240    8.50%          9/15/10 $    2,247
                                  ----------
 Oil & Gas Producers--0.6%
           Repsol International
  6,300    7.45           7/15/05      6,372
                                  ----------
 Pipelines--1.8%
           Duke Energy Field
           Services
  2,620    7.875          8/16/10      2,711
           Yosemite Security
           Trust I(/1/)
 16,000    8.25          11/15/04     16,486
                                  ----------
                                      19,197
                                  ----------
 Real Estate--0.3%
           EOP Operating LP
  2,560    8.375          3/15/06      2,653
                                  ----------
 Sanitary Services--0.9%
           WMX Technologies,
           Inc.
  9,940    7.10            8/1/26      9,727
                                  ----------
 Sovereign--1.8%
           Asian Development
           Bank
 19,480    6.375          10/1/28     19,615
                                  ----------
 Telecommunications--1.7%
           Cox Communications,
           Inc.
  1,430    7.75           11/1/10      1,440
           Deutsche Telekom
           International
  2,385    8.00           6/15/10      2,416
           Marconi Corp.
  2,500    7.75           9/15/10      2,384
           Royal KPN(/1/)
  6,495    8.00           10/1/10      6,318
           Telefonica Europe
  6,000    7.75           9/15/10      5,976
                                  ----------
                                      18,534
                                  ----------
 Transportation--0.4%
           Burlington Northern
           Santa Fe Corp.
           Puttable 7/15/03
  4,780    6.53           7/15/37      4,715
--------------------------------------------
 TOTAL CORPORATE/FOREIGN
  GOVERNMENT BONDS/NOTES (Cost
  $193,545)                          189,134
--------------------------------------------
 U.S. GOVERNMENT AGENCIES--44.5%
 Fannie Mae--33.6%
           Pool #323980
 30,063    6.00            4/1/14     29,283
           Pool #535508
 20,200    7.50           12/1/14     20,478
           Pool #567089
 81,975    7.50           12/1/14     82,513
           Interest Only
           Stripped Securities,
           Series 278, Class 2
     --    8.00            8/1/25        522

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)

           Description
----------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date     Value
----------------------------------------------------
                           Bond Portfolio--Continued
 Fannie Mae--Countinued
           Pool #452480
 $ 27,786  6.00%          11/1/28 $   26,396
           Pool #535276
   28,385  6.50           11/1/28     27,595
           Pool #323422
    1,435  6.50           12/1/28      1,395
           Pool #452421
   21,362  6.00           12/1/28     20,294
           Pool #495404
    8,745  6.00            4/1/29      8,307
           Pool #489505
    1,210  6.50            7/1/29      1,176
           Pool #535318
   23,555  7.00           12/1/29     23,320
           Pool #535627
   26,390  7.00           12/1/29     26,126
           Pool #526365
   15,473  7.50            4/1/30     15,575
           Pool #534001
   19,339  7.50            4/1/30     19,466
           Pool #536619
    9,207  7.50            4/1/30      9,268
           Pool #535300
   51,085  6.50            5/1/30     49,632
                                  ----------
                                     361,346
                                  ----------
 Fannie Mae REMIC Trust--3.3%
    4,415  5.625          5/14/04      4,336
   31,055  6.625         11/15/30     31,268
                                  ----------
                                      35,604
                                  ----------
 Freddie Mac REMIC Trusts--0.9%
           Pool #C00835
    9,407  6.50            7/1/29      9,145
                                  ----------
 Ginnie Mae--6.7%
           Pool #781073
   27,976  7.50           1/15/29     28,315
           Pool #479289
    9,731  8.00           5/15/29      9,944
           Pool #505492
    9,738  8.00           4/15/30      9,951
           Pool #520663
    9,638  8.00           4/15/30      9,848
           Pool #540046
   13,270  8.00           4/15/30     13,560
                                  ----------
                                      71,618
----------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $473,297)                    477,713
----------------------------------------------------

               Description
----------------------------------------------------
   Principal                 Maturity
 Amount/Shares Rate            Date       Value
----------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--11.6%
 U.S. Treasury Bonds
 $ 39,160      7.50%         11/15/16 $      46,344
   23,230      8.875          2/15/19        31,364
   42,935      6.375          8/15/27        46,645
                                      -------------
                                            124,353
----------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $117,339)                           124,353
----------------------------------------------------
 PREFERRED STOCK--1.1%
  (Cost $15,000)
 Agency--1.1%
               Home Ownership
   15,000      Funding Corp.(/1/)            11,643
----------------------------------------------------
 FLOATING RATE BANK NOTE--0.2%
 (Cost $1,838)
               Lloyds Bank PLC,
               Series I
    2,120      7.25          12/15/00         1,726
----------------------------------------------------
 SHORT-TERM INVESTMENTS--15.9%
               Chase Manhattan
               Bank, Nassau,
               Eurodollar Time
               Deposit
  164,395      6.56           12/1/00       164,395
               Norddeutsche
               Landesbank
               Girozentrale,
               Eurodollar
               Time Deposit
    6,965      6.59           12/1/00         6,965
----------------------------------------------------
 TOTAL SHORT-TERM INVESTMENTS
  (Cost $171,360)                           171,360
----------------------------------------------------
 TOTAL INVESTMENTS--107.8%
  (Cost $1,162,247)                   $   1,157,799
----------------------------------------------------
 Liabilities, less other assets--
  (7.8)%                                    (83,292)
----------------------------------------------------
 NET ASSETS--100.0%                   $   1,074,507
----------------------------------------------------

-------------------------------------------------------------------------------

(/1/At)November 30, 2000, the Portfolio owned restricted securities valued at approximately $76,605 (7.1% of net assets), with an aggregate cost basis of $91,091. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in accordance with procedures established by the Trustees.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
------------------------------------------------------
 Principal
  Amount
 (in local               Maturity
 currency) Rate            Date    Value
------------------------------------------------------
                          International Bond Portfolio
 DEBT OBLIGATIONS--94.0%
 Australian Dollar--0.6%
           Commonwealth of
           Australia
     300      10.00%     10/15/02 $   169
                                  -------
 British Pound Sterling--7.4%
           Treasury of Great
           Britain
     525       7.50       12/7/06     831
     320       5.75       12/7/09     482
     400       8.00        6/7/21     831
                                  -------
                                    2,144
                                  -------
 Danish Krone--1.6%
           Kingdom of Denmark
   3,500       8.00       3/15/06     458
                                  -------
 Euro--51.1%
           Buoni Poliennali del
           Tes
   1,160       5.25       11/1/29     930
           Federal Republic of
           Germany
     600       4.25       2/18/05     509
     600       6.00        1/4/07     550
     490       5.375       1/4/10     436
     600       5.25        7/4/10     533
   2,760       5.25        1/4/11   2,433
   1,000       6.25        1/4/24     951
     550       6.50        7/4/27     543
           FKI PLC
     600       6.625      2/22/10     512
           Fort James Corp.
     600       4.75       6/29/04     458
           Household Financial
           Corp.
     250       5.125      6/24/09     197
           Imperial Tobacco
           Finance
     600       6.375      9/27/06     515
           Invensys PLC
     600       5.50        4/1/05     492
           Kelda Group
     600       5.25       7/26/06     497
           Kingdom of France
   1,000       5.50       4/25/10     891
           Kingdom of the
           Netherlands
   1,200       5.50       7/15/10   1,072
           North West Water
           Finance
     600       4.875      3/18/09     466
           Republic of
           Lithuania
     600       7.875      4/14/03     534
           Republic of South
           Africa
     600       6.75       5/19/06     504
           Stagecoach Holdings
           PLC
     300       6.00      11/24/04     242
           Telkom South Africa
           Ltd.
     600       7.125      4/12/05     499

           Description
-----------------------------------------
 Principal
  Amount
 (in local               Maturity
 currency) Rate            Date    Value
-----------------------------------------
           TPSA Euro Finance
      600     6.125%     10/27/04 $   510
           Treasury of France
      600     3.50        7/12/04     499
                                  -------
                                   14,773
                                  -------
 Japanese Yen--25.3%
           Asian Development
           Bank
   50,000     5.00         2/5/03     495
           Development Bank of
           Japan
  100,000     1.75        6/21/10     911
           Export-Import Bank
           of Japan
  100,000     4.375       10/1/03     996
           Federal National
           Mortgage Association
  120,000     1.75        3/26/08   1,116
           Government of Canada
   95,000     1.90        3/23/09     899
           Government of Japan
  130,000     2.20        9/21/20   1,180
           International Bank
           for Reconstruction
           and Development
  100,000     4.50        3/20/03     985
           KFW International
           Finance
   80,000     1.00       12/20/04     729
                                  -------
                                    7,311
                                  -------
 Swedish Krona--1.8%
           Government of Sweden
    4,200     9.00        4/20/09     530
                                  -------
 United States Dollar--6.2%
           KPN NV
      600     8.00        10/1/10     584
           Marconi Corp.
      600     7.75        9/15/10     579
           Unicredito Italiano
           SPA
      300     9.20        10/5/10     307
           U.S. Treasury Bond
      300     5.75        8/15/10     307
                                  -------
                                    1,777
-----------------------------------------
 TOTAL DEBT OBLIGATIONS (Cost
  $28,212)                         27,162
-----------------------------------------
 SHORT-TERM INVESTMENT--0.1%
  (Cost $37)
           Chase Manhattan
           Bank, Nassau,
           Eurodollar Time
           Deposit
       37     6.56        12/1/00      37
-----------------------------------------
 TOTAL INVESTMENTS--94.1%-
  (Cost $28,249)                  $27,199
-----------------------------------------
 Other assets, less liabili-
  ties--5.9%                        1,706
-----------------------------------------
 NET ASSETS--100.0%               $28,905
-----------------------------------------
-----------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)

International Bond Portfolio--Continued

Forward Foreign Currency Contracts:

At November 30, 2000, International Bond Portfolio had the following forward foreign currency contracts outstanding:

                                          Contract    Contract
                                           Amount      Amount
                                           (Local      (U.S.     Unrealized
Contract                       Delivery   Currency)   Dollars)   Gain/(Loss)
Type       Currency              Date      (000s)      (000s)      (000s)
----------------------------------------------------------------------------
Buy        Canadian Dollar     12/21/00      1,776     $1,150       $  6
Buy        Euro                12/21/00      4,061      3,448         90
Buy        Australian Dollar    2/22/01        954        500          2
Sell       British Pounds       2/22/01      1,072      1,527          4
Buy        British Pounds       2/22/01        400        570         (2)
Sell       Danish Kroner        2/22/01      4,070        460        (16)
Sell       Euro                 2/22/01      2,019      1,726        (38)
Buy        Euro                 2/22/01      1,350      1,151         29
Sell       Japanese Yen         2/22/01    838,160      7,721         53
Buy        Japanese Yen         2/22/01    375,780      3,456        (18)
                                                                    ----
                                                                    $110
                                                                    ====

See accompanying notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
November 30, 2000
(All amounts in thousands, except net asset value per share)

                            U.S.       Short-                   U.S.
                         Government Intermediate Intermediate Treasury              International
                         Securities     Bond         Bond       Index      Bond         Bond
                         Portfolio   Portfolio    Portfolio   Portfolio Portfolio     Portfolio
-------------------------------------------------------------------------------------------------
Assets:
Investments in
 securities, at cost      $94,630     $258,261     $29,171     $35,414  $1,162,247     $28,249
-------------------------------------------------------------------------------------------------
Investments in
 securities, at value     $95,230     $257,799     $28,459     $36,418  $1,157,799     $27,199
Cash and foreign
 currencies                     1            1          14          --         218         106
Receivables:
 Investment securities
  sold                      1,497          297         374         861      26,984       2,480
 Interest                     867        2,624         465         390       8,523         632
 Fund shares sold               2          444          --          17          52          --
 Administrator                 17           21          18          17          43          --
Deferred organization
 costs, net                    --           --           6          --          --          --
Other assets                    1            1           5           1           4          20
-------------------------------------------------------------------------------------------------
Total assets               97,615      261,187      29,341      37,704   1,193,623      30,437
-------------------------------------------------------------------------------------------------
Liabilities:
Payable for:
 Investment securities
  purchased                 6,495        8,881         324       1,990     114,567       1,476
 Fund shares redeemed           1        4,088          --         236       3,894          --
Accrued expenses:
 Advisory fees                 18           51           6           4         218          16
 Administration fees            7           20           2           3          87           4
 Transfer agent fees            1            2          --          --          12          --
 Custodian fees                11           24          11          10           8          13
 Shareholder service
  fees                          1            2          --           1         228          --
Other liabilities              23           35          21          23         102          23
-------------------------------------------------------------------------------------------------
Total liabilities           6,557       13,103         364       2,267     119,116       1,532
-------------------------------------------------------------------------------------------------
Net assets                $91,058     $248,084     $28,977     $35,437  $1,074,507     $28,905
-------------------------------------------------------------------------------------------------
Analysis of net assets:
Paid-in capital           $92,116     $267,294     $33,047     $34,688  $1,117,870     $32,604
Accumulated
 undistributed net
 investment income
 (loss)                        97        1,167          41          47       1,860      (2,283)
Accumulated net
 realized losses on
 investments, forward
 foreign currency
 contracts and foreign
 currency transactions     (1,755)     (19,915)     (3,399)       (302)    (40,775)       (465)
Net unrealized
 appreciation
 (depreciation) on
 investments, forward
 foreign currency
 contracts and foreign
 currency transactions        600         (462)       (712)      1,004      (4,448)     (1,050)
Net unrealized gain on
 translation of other
 assets and liabilities
 denominated in foreign
 currencies                    --           --          --          --          --          99
-------------------------------------------------------------------------------------------------
Net assets                $91,058     $248,084     $28,977     $35,437  $1,074,507     $28,905
-------------------------------------------------------------------------------------------------
Net assets
 Class A                  $90,182     $248,054     $28,950     $34,979  $1,034,495     $28,905
 Class C                       --           --          --         341      39,868          --
 Class D                      876           30          27         117         144          --
-------------------------------------------------------------------------------------------------
Total shares
 outstanding (no par
 value), unlimited
 shares authorized
 Class A                    4,584       13,568       1,525       1,661      53,067       1,629
 Class C                       --           --          --          16       2,047          --
 Class D                       45            2           1           6           7          --
-------------------------------------------------------------------------------------------------
Net asset value,
 offering and
 redemption price per
 share
 Class A                   $19.67       $18.28      $18.99      $21.06      $19.49      $17.74
 Class C                       --           --          --      $21.09      $19.48          --
 Class D                   $19.62       $18.24      $18.96      $21.04      $19.47          --
-------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Operations
For the Year Ended November 30, 2000
(All amounts in thousands)

                             U.S.       Short-                   U.S.
                          Government Intermediate Intermediate Treasury            International
                          Securities     Bond         Bond       Index     Bond        Bond
                          Portfolio   Portfolio    Portfolio   Portfolio Portfolio   Portfolio
------------------------------------------------------------------------------------------------
Interest income:            $5,895     $17,124       $3,156     $1,803    $77,872      $1,426(a)
------------------------------------------------------------------------------------------------
Expenses:
Investment advisory fees       568       1,297          281        118      6,156         266
Administration fees             95         216           47         30      1,026          44
Transfer agent fees             11          22            5          3        146           3
Shareholder servicing
 fees                            2          --           --          1         72          --
Custodian fees                  30          44           32         32        118          71
Registration fees               27          34           26         26         90          34
Professional fees                7          14            7          7         49           7
Trustee fees                     5          10            5          5         38           5
Amortization of deferred
 organization costs             --          --            4         --         --          --
Other                           27          33           34         28         57          28
------------------------------------------------------------------------------------------------
Total expenses                 772       1,670          441        250      7,752         458
Less:
 Voluntary waivers of
  investment advisory
  fees                        (331)       (756)        (164)       (74)    (3,591)        (59)
 Expenses reimbursed by
  Administrator                (97)       (135)        (105)       (99)      (352)       (114)
------------------------------------------------------------------------------------------------
Net expenses                   344         779          172         77      3,809         285
------------------------------------------------------------------------------------------------
Net investment income        5,551      16,345        2,984      1,726     74,063       1,141
Net realized losses on:
 Investment transactions    (1,522)    (19,164)      (1,486)      (239)   (35,238)       (280)
 Foreign currency
  transactions                  --          --           --         --         --      (3,398)
Net change in unrealized
 appreciation on
 investments, forward
 foreign currency
 contracts and foreign
 currency transactions       2,369      18,156        1,564      1,614     46,871         562
Net change in unrealized
 gains on translation of
 other assets and
 liabilities denominated
 in foreign currencies          --          --           --         --         --         131
------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from operations            $6,398     $15,337       $3,062     $3,101    $85,696     $(1,844)
------------------------------------------------------------------------------------------------

(a) Net of $2 in non-reclaimable foreign withholding taxes.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Years Ended November 30,
(All amounts in thousands)

                                        U.S. Government
                                           Securities      Short-Intermediate
                                           Portfolio         Bond Portfolio
                                        -----------------  -------------------
                                         2000      1999      2000      1999
-------------------------------------------------------------------------------
Increase (decrease) in net assets from
 operations:
 Net investment income                   $5,551    $4,157   $16,345    $17,493
 Net realized gains (losses) on
  investments, forward foreign currency
  contracts and foreign currency
  transactions                           (1,522)     (340)  (19,164)      (731)
 Net change in unrealized appreciation
  (depreciation) on investments,
  forward foreign currency contracts
  and foreign currency transactions       2,369    (1,844)   18,156    (12,597)
 Net change in unrealized gains
  (losses) on translations of other
  assets and liabilities denominated in
  foreign currencies                         --        --        --         --
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                 6,398     1,973    15,337      4,165
-------------------------------------------------------------------------------
Distributions to Class A shareholders:
 Net investment income                   (5,450)   (3,949)  (16,982)   (16,445)
 Net realized gains                          --      (683)       --     (2,451)
-------------------------------------------------------------------------------
Total distributions to Class A
shareholders                             (5,450)   (4,632)  (16,982)   (18,896)
-------------------------------------------------------------------------------
Distributions to Class C shareholders:
 Net investment income                       --       (15)       --         --
 Net realized gains                          --       (56)       --         --
-------------------------------------------------------------------------------
Total distributions to Class C
shareholders                                 --       (71)       --         --
-------------------------------------------------------------------------------
Distributions to Class D shareholders:
 Net investment income                      (51)      (39)       (5)       (26)
 Net realized gains                          --       (17)       --        (10)
-------------------------------------------------------------------------------
Total distributions to Class D
shareholders                                (51)      (56)       (5)       (36)
-------------------------------------------------------------------------------
Class A share transactions:
 Proceeds from the sale of shares        25,582    51,108   221,201    177,463
 Reinvested distributions                 4,776     4,440    15,117     15,754
 Cost of shares redeemed                (28,762)  (13,432) (170,998)  (177,094)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from Class A share
transactions                              1,596    42,116    65,320     16,123
-------------------------------------------------------------------------------
Class C share transactions:
 Proceeds from the sale of shares            --        24        --         --
 Reinvested distributions                    --        71        --         --
 Cost of shares redeemed                     --    (4,023)       --         --
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from Class C share
transactions                                 --    (3,928)       --         --
-------------------------------------------------------------------------------
Class D share transactions:
 Proceeds from the sale of shares           357       273         3         74
 Reinvested distributions                    46        56         5         36
 Cost of shares redeemed                   (347)     (705)      (97)      (786)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from Class D share
transactions                                 56      (376)      (89)      (676)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets     2,549    35,026    63,581        680
Net assets--beginning of year            88,509    53,483   184,503    183,823
-------------------------------------------------------------------------------
Net assets--end of year                 $91,058   $88,509  $248,084   $184,503
-------------------------------------------------------------------------------
Undistributed net investment income
(loss)                                      $97       $89    $1,167     $1,755
-------------------------------------------------------------------------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Intermediate
     Bond           U.S. Treasury            Bond            International
   Portfolio       Index Portfolio        Portfolio         Bond Portfolio
-----------------  ----------------  ---------------------  ----------------
 2000      1999     2000     1999       2000       1999      2000     1999
-----------------------------------------------------------------------------
 $2,984    $4,027   $1,726   $1,211     $74,063    $56,833   $1,141   $1,384

 (1,486)   (1,913)    (239)     260     (35,238)    (6,632)  (3,678)    (198)
  1,564    (2,130)   1,614   (1,994)     46,871    (60,156)     562   (2,758)
     --        --       --       --          --         --      131      (47)
-----------------------------------------------------------------------------
  3,062       (16)   3,101     (523)     85,696     (9,955)  (1,844)  (1,619)
-----------------------------------------------------------------------------

 (3,015)   (3,986)  (1,704)  (1,149)    (71,296)   (50,728)      --   (1,730)
     --      (303)      --       --          --    (19,315)      --     (183)
-----------------------------------------------------------------------------
 (3,015)   (4,289)  (1,704)  (1,149)    (71,296)   (70,043)      --   (1,913)
-----------------------------------------------------------------------------

     --        --      (19)      (8)     (3,290)    (3,873)      --       --
     --        --       --       --          --     (1,966)      --       --
-----------------------------------------------------------------------------
     --        --      (19)      (8)     (3,290)    (5,839)      --       --
-----------------------------------------------------------------------------

     (2)       (2)      (7)     (27)        (30)      (104)      --       (2)
     --        --       --       --          --        (62)      --       (1)
-----------------------------------------------------------------------------
     (2)       (2)      (7)     (27)        (30)      (166)      --       (3)
-----------------------------------------------------------------------------

 10,072   105,418   37,853   10,912     311,600    442,399    3,446    2,237
  2,685     2,687    1,080      594      63,474     60,934       --    1,576
(33,267)  (84,825) (27,336)  (9,904)   (230,704)  (150,698)  (1,094)    (451)
-----------------------------------------------------------------------------
(20,510)   23,280   11,597    1,602     144,370    352,635    2,352    3,362
-----------------------------------------------------------------------------

     --        --      888      385      12,544     23,198       --       --
     --        --       19        8       3,289      5,838       --       --
     --        --     (779)    (205)    (38,652)   (21,113)      --       --
-----------------------------------------------------------------------------
     --        --      128      188     (22,819)     7,923       --       --
-----------------------------------------------------------------------------

     --        --       88      165          88        163       --        5
      2         2        7       23          30        166       --        3
     --       (15)    (158)  (1,690)     (1,457)      (675)      --     (138)
-----------------------------------------------------------------------------
      2       (13)     (63)  (1,502)     (1,339)      (346)      --     (130)
-----------------------------------------------------------------------------
(20,463)   18,960   13,033   (1,419)    131,292    274,209      508     (303)
 49,440    30,480   22,404   23,823     943,215    669,006   28,397   28,700
-----------------------------------------------------------------------------
$28,977   $49,440  $35,437  $22,404  $1,074,507   $943,215  $28,905  $28,397
-----------------------------------------------------------------------------
    $41       $74      $47      $51      $1,860     $2,635  $(2,283)    $(26)
-----------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
U.S. Government Securities Portfolio

                                                  Class A
                                ------------------------------------------------
                                 2000     1999     1998     1997     1996
--------------------------------------------------------------------------------
Net asset value, beginning of
 year                            $19.48   $20.27   $19.99   $20.07   $20.08
Income (loss) from investment
 operations:
 Net investment income             1.14     0.99     1.17     1.21     1.02
 Net realized and unrealized
  gain (loss)                      0.18    (0.51)    0.26    (0.07)   (0.01)
--------------------------------------------------------------------------------
Total income from investment
 operations                        1.32     0.48     1.43     1.14     1.01
--------------------------------------------------------------------------------
Distributions to shareholders:
 Net investment income            (1.13)   (0.98)   (1.15)   (1.22)   (1.02)
 Net realized gains                  --    (0.29)      --       --       --
--------------------------------------------------------------------------------
Total distributions to share-
 holders                          (1.13)   (1.27)   (1.15)   (1.22)   (1.02)
--------------------------------------------------------------------------------
Net increase (decrease)            0.19    (0.79)    0.28    (0.08)   (0.01)
--------------------------------------------------------------------------------
Net asset value, end of year     $19.67   $19.48   $20.27   $19.99   $20.07
--------------------------------------------------------------------------------
Total return (a)                   7.03%    2.43%    7.36%    5.93%    5.15%
Ratio to average net assets
 of:
 Expenses, net of waivers and
  reimbursements                   0.36%    0.36%    0.36%    0.36%    0.36%
 Expenses, before waivers and
  reimbursements                   0.81%    0.77%    0.86%    0.85%    0.94%
 Net investment income, net of
  waivers and reimbursements       5.87%    5.14%    6.01%    5.86%    5.22%
 Net investment income, before
  waivers and reimbursements       5.42%    4.73%    5.51%    5.37%    4.64%
Portfolio turnover rate          139.01%   50.70%  115.55%   95.73%  119.75%
Net assets at end of year (in
 thousands)                     $90,182  $87,699  $48,317  $43,073  $92,351
--------------------------------------------------------------------------------

                                                  Class D
                                ------------------------------------------------
                                 2000     1999     1998     1997     1996
--------------------------------------------------------------------------------
Net asset value, beginning of
 year                            $19.43   $20.22   $19.94   $20.03   $20.04
Income (loss) from investment
 operations:
 Net investment income             1.08     0.93     1.08     1.16     0.96
 Net realized and unrealized
  gain (loss)                      0.17    (0.53)    0.28    (0.10)   (0.03)
--------------------------------------------------------------------------------
Total income from investment
 operations                        1.25     0.40     1.36     1.06     0.93
--------------------------------------------------------------------------------
Distributions to shareholders:
 Net investment income            (1.06)   (0.90)   (1.08)   (1.15)   (0.94)
 Net realized gains                  --    (0.29)      --       --       --
--------------------------------------------------------------------------------
Total distributions to share-
 holders                          (1.06)   (1.19)   (1.08)   (1.15)   (0.94)
--------------------------------------------------------------------------------
Net increase (decrease)            0.19    (0.79)    0.28    (0.09)   (0.01)
--------------------------------------------------------------------------------
Net asset value, end of year     $19.62   $19.43   $20.22   $19.94   $20.03
--------------------------------------------------------------------------------
Total return (a)                   6.65%    1.95%    6.96%    5.52%    4.77%
Ratio to average net assets
 of:
 Expenses, net of waivers and
  reimbursements                   0.75%    0.75%    0.75%    0.75%    0.75%
 Expenses, before waivers and
  reimbursements                   1.20%    1.16%    1.25%    1.24%    1.33%
 Net investment income, net of
  waivers and reimbursements       5.48%    4.75%    5.55%    5.50%    4.83%
 Net investment income, before
  waivers and reimbursements       5.03%    4.34%    5.05%    5.01%    4.25%
Portfolio turnover rate          139.01%   50.70%  115.55%   95.73%  119.75%
Net assets at end of year (in
 thousands)                        $876     $810   $1,224     $312     $225
--------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Short-Intermediate Bond Portfolio

                                                 Class A
                               ------------------------------------------------
                                 2000      1999      1998      1997      1996
--------------------------------------------------------------------------------
Net asset value, beginning of
 year                            $18.50    $20.03    $20.36    $20.70    $20.73
Income (loss) from investment
 operations:
 Net investment income             1.36      1.79      1.84      1.46      1.14
 Net realized and unrealized
  loss                            (0.13)    (1.36)    (0.36)    (0.29)    (0.01)
--------------------------------------------------------------------------------
Total income from investment
 operations                        1.23      0.43      1.48      1.17      1.13
--------------------------------------------------------------------------------
Distributions to sharehold-
ers:
 Net investment income            (1.45)    (1.69)    (1.78)    (1.46)    (1.16)
 Net realized gains                  --     (0.27)    (0.03)    (0.05)       --
--------------------------------------------------------------------------------
Total distributions to share-
 holders                          (1.45)    (1.96)    (1.81)    (1.51)    (1.16)
--------------------------------------------------------------------------------
Net decrease                      (0.22)    (1.53)    (0.33)    (0.34)    (0.03)
--------------------------------------------------------------------------------
Net asset value, end of year     $18.28    $18.50    $20.03    $20.36    $20.70
--------------------------------------------------------------------------------
Total return (a)                  7.01 %     2.25%     7.50%     5.95%     5.68%
Ratio to average net assets
 of:
 Expenses, net of waivers and
  reimbursements                   0.36%     0.36%     0.36%     0.36%     0.36%
 Expenses, before waivers and
  reimbursements                   0.77%     0.76%     0.76%     0.81%     0.88%
 Net investment income, net
  of waivers and reimburse-
  ments                            7.56%     9.35%     9.61%     7.68%     5.83%
 Net investment income, be-
  fore waivers and reimburse-
  ments                            7.15%     8.95%     9.21%     7.23%     5.31%
Portfolio turnover rate           48.97%    88.29%    89.97%    48.49%    47.68%
Net assets at end of year (in
 thousands)                    $248,054  $184,382  $182,999  $201,457  $153,675
--------------------------------------------------------------------------------
                                                 Class D
                               ------------------------------------------------
                               2000 (b)  1999 (b)    1998      1997      1996
--------------------------------------------------------------------------------
Net asset value, beginning of
 year                            $18.45    $19.97    $20.31    $20.66    $20.71
Income (loss) from investment
 operations:
 Net investment income             1.31      1.79      1.78      1.43      1.07
 Net realized and unrealized
  loss                            (0.16)    (1.43)    (0.40)    (0.34)    (0.02)
--------------------------------------------------------------------------------
Total income from investment
 operations                        1.15      0.36      1.38      1.09      1.05
--------------------------------------------------------------------------------
Distributions to sharehold-
ers:
 Net investment income            (1.36)    (1.61)    (1.69)    (1.39)    (1.10)
 Net realized gains                  --     (0.27)    (0.03)    (0.05)       --
--------------------------------------------------------------------------------
Total distributions to share-
 holders                          (1.36)    (1.88)    (1.72)    (1.44)    (1.10)
--------------------------------------------------------------------------------
Net decrease                      (0.21)    (1.52)    (0.34)    (0.35)    (0.05)
--------------------------------------------------------------------------------
Net asset value, end of year     $18.24    $18.45    $19.97    $20.31    $20.66
--------------------------------------------------------------------------------
Total return (a)                   6.59%     1.84%     7.08%     5.54%     5.22%
Ratio to average net assets
 of:
 Expenses, net of waivers and
  reimbursements                   0.75%     0.75%     0.75%     0.75%     0.75%
 Expenses, before waivers and
  reimbursements                   1.16%     1.15%     1.15%     1.20%     1.27%
 Net investment income, net
  of waivers and reimburse-
  ments                            7.17%     8.96%     9.31%     7.48%     4.96%
 Net investment income, be-
  fore waivers and reimburse-
  ments                            6.76%     8.56%     8.91%     7.03%     4.44%
Portfolio turnover rate           48.97%    88.29%    89.97%    48.49%    47.68%
Net assets at end of year (in
 thousands)                         $30      $121      $824      $891      $343
--------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Financial highlights for the years ended were calculated using the average shares outstanding method.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Intermediate Bond Portfolio

                                            Class A
                                ------------------------------------------
                                 2000        1999        1998     1997 (c)
---------------------------------------------------------------------------
Net asset value, beginning of
 period                          $18.98      $20.15      $19.89    $20.00
Income (loss) from investment
 operations:
 Net investment income             1.26        1.10        1.19      0.38
 Net realized and unrealized
  gain (loss)                      0.01       (1.05)       0.27     (0.15)
---------------------------------------------------------------------------
Total income from investment
 operations                        1.27        0.05        1.46      0.23
---------------------------------------------------------------------------
Distributions to shareholders:
 Net investment income            (1.26)      (1.10)      (1.20)    (0.34)
 Net realized gains                  --       (0.12)         --        --
---------------------------------------------------------------------------
Total distributions to share-
 holders                          (1.26)      (1.22)      (1.20)    (0.34)
---------------------------------------------------------------------------
Net increase (decrease)            0.01       (1.17)       0.26     (0.11)
---------------------------------------------------------------------------
Net asset value, end of period   $18.99      $18.98      $20.15    $19.89
---------------------------------------------------------------------------
Total return (a)                   7.00%       0.25%       7.55%     1.17%
Ratio to average net assets of
 (b):
 Expenses, net of waivers and
  reimbursements                   0.37%(e)    0.36%       0.36%     0.36%
 Expenses, before waivers and
  reimbursements                   0.94%       0.80%       1.09%     2.28%
 Net investment income, net of
  waivers and reimbursements       6.37%       5.65%       6.19%     5.87%
 Net investment income, before
  waivers and reimbursements       5.80%       5.21%       5.46%     3.95%
Portfolio turnover rate           60.37%     193.44%      93.40%    56.99%
Net assets at end of period
(in thousands)                  $28,950     $49,414     $30,439   $11,997
---------------------------------------------------------------------------

                                                    Class D
                                            ------------------------------
                                             2000        1999     1998 (d)
---------------------------------------------------------------------------
Net asset value, beginning of period         $18.95      $20.13   $ 20.46
Income (loss) from investment opera-
 tions:
 Net investment income                         1.11        1.06      0.18
 Net realized and unrealized gain
  (loss)                                       0.09       (1.10)    (0.32)
---------------------------------------------------------------------------
Total income (loss) from investment
 operations                                    1.20       (0.04)    (0.14)
---------------------------------------------------------------------------
Distributions to shareholders:
 Net investment income                        (1.19)      (1.02)    (0.19)
 Net realized gains                              --       (0.12)       --
---------------------------------------------------------------------------
Total distributions to shareholders           (1.19)      (1.14)    (0.19)
---------------------------------------------------------------------------
Net increase (decrease)                        0.01       (1.18)    (0.33)
---------------------------------------------------------------------------
Net asset value, end of period               $18.96      $18.95   $ 20.13
---------------------------------------------------------------------------
Total return (a)                               6.62%      (0.21)%   (0.70)%
Ratio to average net assets of (b):
 Expenses, net of waivers and reim-
  bursements                                   0.76%(e)    0.75%     0.75%
 Expenses, before waivers and reim-
  bursements                                   1.33%       1.19%     1.48%
 Net investment income, net of waivers
  and reimbursements                           5.98%       5.26%     5.69%
 Net investment income, before waivers
  and reimbursements                           5.41%       4.82%     4.96%
Portfolio turnover rate                       60.37%     193.44%    93.40%
Net assets at end of period (in
thousands)                                      $27         $26       $41
---------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) For the period August 1, 1997 (commencement of operations) through November 30, 1997.
(d) For the period October 5, 1998 (Class D shares issue date) through November 30, 1998.
(e) Expense ratio, net of waivers and reimbursements, for the year would have been 0.36% and 0.75% for Class A and D respectively, absent the effect of interest expense incurred by the fund's temporary borrowings against a line of credit.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
U.S. Treasury Index Portfolio

                                                   Class A
                                   --------------------------------------------
                                    2000     1999      1998     1997     1996
--------------------------------------------------------------------------------
Net asset value, beginning of
 year                               $20.25   $21.77    $20.81   $20.60   $20.78
Income (loss) from investment op-
 erations:
 Net investment income                1.19     1.09      1.23     1.26     1.19
 Net realized and unrealized gain
  (loss)                              0.83    (1.54)     0.97     0.20    (0.18)
--------------------------------------------------------------------------------
Total income (loss) from invest-
 ment operations                      2.02    (0.45)     2.20     1.46     1.01
--------------------------------------------------------------------------------
Distributions to shareholders:
 Net investment income               (1.21)   (1.07)    (1.24)   (1.25)   (1.19)
--------------------------------------------------------------------------------
Net increase (decrease)               0.81    (1.52)     0.96     0.21    (0.18)
--------------------------------------------------------------------------------
Net asset value, end of year        $21.06   $20.25    $21.77   $20.81   $20.60
--------------------------------------------------------------------------------
Total return (a)                     10.31%   (2.10)%   10.92%    7.44%    5.10%
Ratio to average net assets of:
 Expenses, net of waivers and re-
  imbursements                        0.26%    0.26%     0.26%    0.26%    0.26%
 Expenses, before waivers and re-
  imbursements                        0.84%    0.77%     0.77%    0.82%    1.04%
 Net investment income, net of
  waivers and reimbursements          5.86%    5.24%     5.73%    6.36%    5.93%
 Net investment income, before
  waivers and reimbursements          5.28%    4.73%     5.22%    5.80%    5.15%
Portfolio turnover rate             110.97%   84.77%    69.84%   72.61%   42.49%
Net assets at end of year (in
 thousands)                        $34,979  $22,033   $22,085  $33,839  $26,273
--------------------------------------------------------------------------------

                                  Class C                            Class D
                          --------------------------  -----------------------------------------
                          2000 (c)  1999    1998 (d)  2000 (c) 1999 (c)   1998    1997    1996
------------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period            $20.25  $21.81    $22.28    $20.22   $21.74   $20.77  $20.57  $20.75
Income (loss) from in-
 vestment operations:
 Net investment income       1.21    0.96      0.21      1.12     1.05     1.13    1.20    1.17
 Net realized and
  unrealized gain (loss)     0.79   (1.50)    (0.52)     0.83    (1.59)    1.00    0.18   (0.24)
------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       2.00   (0.54)    (0.31)     1.95    (0.54)    2.13    1.38    0.93
------------------------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income      (1.16)  (1.02)    (0.16)    (1.13)   (0.98)   (1.16)  (1.18)  (1.11)
------------------------------------------------------------------------------------------------
Total distributions to
 shareholders               (1.16)  (1.02)    (0.16)    (1.13)   (0.98)   (1.16)  (1.18)  (1.11)
------------------------------------------------------------------------------------------------
Net increase (decrease)      0.84   (1.56)    (0.47)     0.82    (1.52)    0.97    0.20   (0.18)
------------------------------------------------------------------------------------------------
Net asset value, end of
period                     $21.09  $20.25    $21.81    $21.04   $20.22   $21.74  $20.77  $20.57
------------------------------------------------------------------------------------------------
Total return (a)            10.21%  (2.49)%   (1.39)%    9.97%   (2.50)%  10.50%   7.03%   4.72%
Ratio to average net as-
 sets of (b):
 Expenses, net of waiv-
  ers and reimbursements     0.50%   0.50%     0.50%     0.65%    0.65%    0.65%   0.65%   0.65%
 Expenses, before waiv-
  ers and reimbursements     1.08%   1.01%     1.01%     1.23%    1.16%    1.16%   1.21%   1.43%
 Net investment income,
  net of waivers and
  reimbursements             5.62%   5.00%     5.22%     5.47%    4.85%    5.35%   6.07%   5.57%
 Net investment income,
  before waivers and
  reimbursements             5.04%   4.49%     4.71%     4.89%    4.34%    4.84%   5.51%   4.79%
Portfolio turnover rate    110.97%  84.77%    69.84%   110.97%   84.77%   69.84%  72.61%  42.49%
Net assets at end of pe-
 riod (in thousands)         $341    $194       $17      $117     $177   $1,721  $1,707    $848
------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) Financial highlights for the years ended were calculated using the average shares outstanding method.
(d) For the period October 6, 1998 (Class C shares issue date) through November 30, 1998.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Bond Portfolio

                                               Class A
                            ---------------------------------------------------
                               2000       1999       1998      1997      1996
--------------------------------------------------------------------------------
Net asset value, beginning
 of year                        $19.31    $21.61     $21.08    $20.77    $20.96
Income (loss) from invest-
 ment operations:
 Net investment income            1.37      1.35       1.47      1.34      1.29
 Net realized and
  unrealized gain (loss)          0.21     (1.63)      0.62      0.29     (0.19)
--------------------------------------------------------------------------------
Total income (loss) from
 investment operations            1.58     (0.28)      2.09      1.63      1.10
--------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income           (1.40)    (1.34)     (1.44)    (1.32)    (1.26)
 Net realized gains                 --     (0.68)     (0.12)       --        --
 Return of capital                  --        --         --        --     (0.03)
--------------------------------------------------------------------------------
Total distributions to
 shareholders                    (1.40)    (2.02)     (1.56)    (1.32)    (1.29)
--------------------------------------------------------------------------------
Net increase (decrease)           0.18     (2.30)      0.53      0.31     (0.19)
--------------------------------------------------------------------------------
Net asset value, end of
 year                           $19.49    $19.31     $21.61    $21.08    $20.77
--------------------------------------------------------------------------------
Total return (a)                  8.56%    (1.35)%    10.31%     8.17%     5.57%
Ratio to average net as-
 sets of:
 Expenses, net of waivers
  and reimbursements              0.36%     0.36%      0.36%     0.36%     0.36%
 Expenses, before waivers
  and reimbursements              0.74%     0.74%      0.75%     0.77%     0.84%
 Net investment income,
  net of waivers and reim-
  bursements                      7.23%     6.95%      7.07%     6.66%     6.39%
 Net investment income,
  before waivers and reim-
  bursements                      6.85%     6.57%      6.68%     6.25%     5.91%
Portfolio turnover rate         143.72%    72.61%     84.80%    76.30%   101.38%
Net assets at end of year
 (in thousands)             $1,034,495  $879,161   $605,517  $460,514  $366,850
--------------------------------------------------------------------------------

                                                    Class C                                      Class D
                                    -------------------------------------------  ----------------------------------------------
                                    2000(b)   1999     1998     1997     1996    2000(b)   1999     1998    1997    1996
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year   $19.30   $21.60   $21.07   $20.78   $20.96  $19.28   $21.58   $21.05  $20.76   $20.94
Income (loss) from investment
 operations:
 Net investment income                 1.31     1.32     1.42     1.29     1.25    1.23     1.31     1.38    1.24     1.22
 Net realized and unrealized
  gain (loss)                          0.22    (1.65)    0.62     0.28    (0.18)   0.23    (1.67)    0.63    0.30    (0.18)
-------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations                 1.53    (0.33)    2.04     1.57     1.07    1.46    (0.36)    2.01    1.54     1.04
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
 Net investment income                (1.35)   (1.29)   (1.39)   (1.28)   (1.22)  (1.27)   (1.26)   (1.36)  (1.25)   (1.19)
 Net realized gains                      --    (0.68)   (0.12)      --       --      --    (0.68)   (0.12)     --       --
 Return of capital                       --       --       --       --    (0.03)     --       --       --      --    (0.03)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions to share-
 holders                              (1.35)   (1.97)   (1.51)   (1.28)   (1.25)  (1.27)   (1.94)   (1.48)  (1.25)   (1.22)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                0.18    (2.30)    0.53     0.29    (0.18)   0.19    (2.30)    0.53    0.29    (0.18)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year         $19.48   $19.30   $21.60   $21.07   $20.78  $19.47   $19.28   $21.58  $21.05   $20.76
-------------------------------------------------------------------------------------------------------------------------------
Total return (a)                       8.33%  (1.59)%   10.04%    7.88%    5.33%   7.92%   (1.74)%   9.89%   7.74%    5.17%
Ratio to average net assets of:
 Expenses, net of waivers and
  reimbursements                       0.60%    0.60%    0.60%    0.60%    0.60%   0.75%    0.75%    0.75%   0.75%    0.75%
 Expenses, before waivers and
  reimbursements                       0.98%    0.98%    0.99%    1.01%    1.08%   1.13%    1.13%    1.14%   1.16%    1.23%
 Net investment income, net of
  waivers and reimbursements           6.99%    6.71%    6.83%    6.39%    6.09%   6.84%    6.56%    6.70%   6.27%    5.99%
 Net investment income, before
  waivers and reimbursements           6.61%    6.33%    6.44%    5.98%    5.61%   6.46%    6.18%    6.31%   5.86%    5.51%
Portfolio turnover rate              143.72%   72.61%   84.80%   76.30%  101.38% 143.72%   72.61%   84.80%  76.30%  101.38%
Net assets at end of year (in
 thousands)                         $39,868  $62,557  $61,450  $50,554   $7,342    $144   $1,497   $2,039    $601     $220
-------------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Financial highlights for the year were calculated using average shares outstanding method.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
International Bond Portfolio

                                                Class A
                                ----------------------------------------------
                                 2000      1999      1998     1997      1996
-------------------------------------------------------------------------------
Net asset value, beginning of
 year                            $18.86    $21.35    $20.13   $22.16    $21.74
Income (loss) from investment
 operations:
 Net investment income            (1.38)     0.96      0.98     1.02      1.54
 Net realized and unrealized
  gain (loss)                      0.26     (2.07)     1.33    (1.70)     0.43
-------------------------------------------------------------------------------
Total income (loss) from in-
 vestment operations              (1.12)    (1.11)     2.31    (0.68)     1.97
-------------------------------------------------------------------------------
Distributions to shareholders:
 Net investment income (a)           --     (1.24)    (0.79)   (1.01)    (1.55)
 Net realized gains                  --     (0.14)    (0.30)   (0.34)       --
-------------------------------------------------------------------------------
Total distributions to share-
 holders                             --     (1.38)    (1.09)   (1.35)    (1.55)
-------------------------------------------------------------------------------
Net increase (decrease)           (1.12)    (2.49)     1.22    (2.03)     0.42
-------------------------------------------------------------------------------
Net asset value, end of year     $17.74    $18.86    $21.35   $20.13    $22.16
-------------------------------------------------------------------------------
Total return (b)                  (5.94)%   (5.76)%   11.85%   (3.02)%    9.47%
Ratio to average net assets
 of:
 Expenses, net of waivers and
  reimbursements                   0.96%     0.96%     0.96%    0.96%     0.96%
 Expenses, before waivers and
  reimbursements                   1.54%     1.44%     1.52%    1.52%     1.58%
 Net investment income, net of
  waivers and reimbursements       3.86%     4.89%     5.27%    5.61%     5.91%
 Net investment income, before
  waivers and reimbursements       3.28%     4.41%     4.71%    5.05%     5.29%
Portfolio turnover rate          179.26%    17.85%    23.76%   29.29%    33.89%
Net assets at end of year (in
 thousands)                     $28,905   $28,397   $28,568  $26,383   $34,183
-------------------------------------------------------------------------------

(a) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for Federal income tax purposes.
(b) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)


 Shares Description                              Value
-------------------------------------------------------
                               Balanced Portfolio
 COMMON STOCKS--48.8%
 Advertising--0.5%
  9,000 Lamar Advertising Co., Class A*         $   351
                                                -------
 Aerospace/Defense--1.6%
 11,500 Boeing (The) Co.                            794
  5,800 United Technologies Corp.                   411
                                                -------
                                                  1,205
                                                -------
 Auto Manufacturers--0.1%
  1,654 General Motors Corp.                         81
                                                -------
 Banks--1.4%
  6,200 Fifth Third Bancorp                         333
  2,100 State Street Corp.                          271
  9,300 Wells Fargo & Co.                           441
                                                -------
                                                  1,045
                                                -------
 Beverages--0.8%
  6,000 Anheuser-Busch Cos., Inc.                   285
  6,500 PepsiCo, Inc.                               295
                                                -------
                                                    580
                                                -------
 Biotechnology--0.6%
  2,900 Amgen, Inc.                                 185
  3,600 Genentech, Inc.*                            245
                                                -------
                                                    430
                                                -------
 Commercial Services--0.5%
  6,300 Paychex, Inc.                               366
                                                -------
 Computers--3.3%
  5,700 Compaq Computer Corp.                       123
  2,500 Computer Sciences Corp.*                    171
  8,700 Dell Computer Corp.*                        167
  9,900 EMC Corp.*                                  736
  6,600 Hewlett-Packard Co.                         209
  6,000 International Business Machines Corp.       561
  4,700 Sun Microsystems, Inc.*                     357
  1,500 VERITAS Software Corp.*                     146
                                                -------
                                                  2,470
                                                -------
 Diversified Financial Services--5.8%
 10,800 American Express Co.                        593
  7,200 Capital One Financial Corp.                 402
 13,600 Citigroup, Inc.                             677
  7,100 Fannie Mae                                  561
  5,000 Freddie Mac                                 302
 10,900 Household International, Inc.               544
 10,500 MBNA Corp.                                  375
  3,800 Merrill Lynch & Co.                         220
  5,200 Morgan Stanley Dean Witter & Co.            330
  3,300 Providian Financial Corp.                   297
                                                -------
                                                  4,301
                                                -------


 Shares Description                              Value
-------------------------------------------------------
 Electric--0.5%
  3,300 Duke Energy Corp.                       $   297
  5,000 Southern Energy, Inc.*                      122
                                                -------
                                                    419
                                                -------
 Electronics--1.0%
  4,600 Flextronics International Ltd.*             115
  3,500 Sanmina Corp.*                              267
 11,600 Solectron Corp.*                            325
                                                -------
                                                    707
                                                -------
 Food--0.5%
 10,000 Keebler Foods Co.                           412
                                                -------
 Forest Products/Paper--0.4%
  8,400 International Paper Co.                     285
                                                -------
 Health Care--1.5%
  7,000 Guidant Corp.                               378
  5,600 Johnson & Johnson Co.                       560
  3,900 Medtronic, Inc.                             208
                                                -------
                                                  1,146
                                                -------
 Insurance--1.4%
  7,950 American International Group, Inc.          771
  2,100 Marsh & McLennan Cos., Inc.                 242
                                                -------
                                                  1,013
                                                -------
 Internet--0.2%
  3,700 America Online, Inc.*                       150
                                                -------
 Media--2.1%
  7,800 Comcast Corp., Class A                      300
  6,700 Disney (The Walt) Co.                       194
  8,300 Gemstar-TV Guide International, Inc.*       338
  9,600 Infinity Broadcasting Corp.*                290
  6,700 Time Warner, Inc.                           415
                                                -------
                                                  1,537
                                                -------
 Miscellaneous Manufacturing--3.1%
  6,800 Danaher Corp.                               443
 32,200 General Electric Co.                      1,596
  5,000 Tyco International Ltd.                     264
                                                -------
                                                  2,303
                                                -------
 Oil & Gas Producers--2.5%
  2,200 Chevron Corp.                               180
  6,100 Ensco International, Inc.                   148
 11,900 Exxon Mobil Corp.                         1,047
  5,000 Royal Dutch Petroleum Co. ADR               298
  4,277 Transocean Sedco Forex, Inc.                171
                                                -------
                                                  1,844
                                                -------
 Oil & Gas Services--0.6%
  3,000 BJ Services Co.*                            160
  4,300 Schlumberger Ltd. ADR                       267
                                                -------
                                                    427
                                                -------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                                  Value
-----------------------------------------------------------
 Pharmaceuticals--5.3%
  5,100 Abbott Laboratories                         $   281
  4,700 American Home Products Corp.                    283
  6,700 Bristol-Myers Squibb Co.                        464
  2,000 Forest Laboratories, Inc., Class A*             271
  3,700 Lilly (Eli) & Co.                               347
  5,900 Merck & Co., Inc.                               547
 19,900 Pfizer, Inc.                                    882
  9,200 Pharmacia Corp.                                 561
  6,000 Schering-Plough Corp.                           336
                                                    -------
                                                      3,972
                                                    -------
 Pipelines--1.1%
  3,500 El Paso Energy Corp.                            210
  7,400 Enron Corp.                                     479
  3,000 Williams (The) Cos., Inc.                       106
                                                    -------
                                                        795
                                                    -------
 Retail--2.8%
 13,500 Home Depot (The), Inc.                          529
  6,900 Kohl's Corp. *                                  370
 11,400 Walgreen Co.                                    508
 13,300 Wal-Mart Stores, Inc.                           694
                                                    -------
                                                      2,101
                                                    -------
 Semiconductors--2.2%
  2,800 Applied Materials, Inc.*                        113
 21,800 Intel Corp.                                     830
  5,400 Linear Technology Corp.                         255
  7,600 Texas Instruments, Inc.                         284
  3,500 Vitesse Semiconductor Corp.*                    151
                                                    -------
                                                      1,633
                                                    -------
 Software--2.6%
  6,700 FISERV, Inc.*                                   374
 15,800 Microsoft Corp.*                                907
 19,800 Oracle Corp.*                                   525
  1,500 Siebel Systems, Inc.*                           105
                                                    -------
                                                      1,911
                                                    -------
 Telecommunications--5.8%
  8,000 Allegiance Telecom, Inc.*                       112
  5,000 BellSouth Corp.                                 209
 21,500 Cisco Systems, Inc.*                          1,029
  5,100 Corning, Inc.                                   298
 12,243 General Motors Corp., Class H                   266
  4,200 JDS Uniphase Corp.*                             210
  5,400 Motorola, Inc.                                  108
  6,000 Nextel Communications, Inc.*                    186
 13,800 Nortel Networks Corp.                           521
  5,600 Qwest Communications International, Inc.*       211
 10,000 SBC Communications, Inc.                        549
  9,100 Verizon Communications                          511
  8,850 WorldCom, Inc.*                                 132
                                                    -------
                                                      4,342
                                                    -------

  Shares/
 Principal
  Amount   Description                                                   Value
-------------------------------------------------------------------------------
 Tobacco--0.6%
 12,000    Philip Morris Cos., Inc.                                     $   458
-------------------------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $28,091)                                      36,284
-------------------------------------------------------------------------------
 PREFERRED STOCK--1.0%
  (Cost $1,000)
 Agency
  1,000    Home Ownership Funding Corp.*(/1/)                               776
-------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES--2.3%
 Automotive--1.4%
           Carmax Auto Owner Trust, Series 1999-1, Class A3
 $  500    6.76% Due 8/15/03                                                501
           Distribution Financial Services Trust, Series 1999-3,
           Class A4
    500    6.65% Due 3/15/11                                                501
                                                                        -------
                                                                          1,002
                                                                        -------
 Equipment Leasing--0.8%
           IKON Receivables LLC, Series 1999-2,
           Class A3A
    610    6.59% Due 8/15/03                                                610
                                                                        -------
 Home Equity Loans--0.1%
           IMC Excess Cashflow Securities Trust, Series 1997-A, Class
           A
    306    7.41% Due 11/26/28(/1/)                                           63
-------------------------------------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES (Cost $1,894)                              1,675
-------------------------------------------------------------------------------
 COLLATERALIZED MORTGAGE
  OBLIGATIONS--3.3%
           Credit Suisse First Boston Mortgage Securities Corp.,
           Series 1998-C2, Class A1
    344    5.96% Due 12/15/07                                               336
           Donaldson, Lufkin & Jenrette Mortgage Acceptance Corp.,
           Series 1994-Q8, Class 2A1
     95    7.25% Due 5/25/24                                                 98
           First Union-Lehman Brothers-Bank of America Commercial
           Mortgage Trust, Series 1998-C2, Class A2
    510    6.56% Due 11/18/08                                               504
           General Motors Acceptance Corp. Commercial Mortgage
           Securities, Inc., Series 1999-C3, Class A1B
    135    7.27% Due 8/15/09                                                138
           Heller Financial Commercial Mortgage Asset, Series 2000-
           PH1, Class A2
    250    7.75% Due 11/15/09                                               264
           Lehman Brothers Commercial Conduit Mortgage Trust, Series
           1999-C1, Class A2
    340    6.78% Due 4/15/09                                                338
           Lehman Brothers-UBS Commercial Mortgage Trust, Series
           2000-C3, Class A2
    210    7.95% Due 1/15/10                                                224

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)

 Principal
  Amount   Description                                                  Value
------------------------------------------------------------------------------
                         Balanced Portfolio--Continued
           Mortgage Capital Funding, Inc. Commercial Mortgage Backed
           Security, Series 1998-MC1, Class A2
 $  260    6.66% Due 1/18/08                                           $   258
           PNC Mortgage Acceptance Corp. Series 1999-CM1, Class A1B
    300    7.33% Due 10/10/09                                              309
------------------------------------------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,450)                 2,469
------------------------------------------------------------------------------
 CORPORATE AND FOREIGN
  GOVERNMENT BONDS--10.7%
 Airlines--0.5%
           Delta Air Lines, Inc.
     70    7.57% Due 11/18/10                                               72
           US Airways, Inc.
    145    7.89% Due 3/1/19                                                147
           United Airlines, Inc.
    140    7.78% Due 11/1/14                                               144
                                                                       -------
                                                                           363
                                                                       -------
 Auto Parts & Equipment--0.1%
           Visteon Corp.
     65    8.25% Due 8/1/10                                                 64
                                                                       -------
 Banks--0.3%
           BSCH Issuances Ltd.
     85    7.625% Due 9/14/10                                               84
           Bank One Corp.
    110    6.40% Due 8/1/02                                                109
                                                                       -------
                                                                           193
                                                                       -------
 Beverages--0.5%
           Diageo Capital PLC
    385    6.625% Due 6/24/04                                              383
                                                                       -------
 Commercial Services--0.1%
           Comdisco, Inc.
    130    9.50% Due 8/15/03                                               105
                                                                       -------
 Computers--0.6%
           Electronic Data Systems Corp.
    460    6.85% Due 10/15/04                                              462
                                                                       -------
 Diversified Financial Services--4.0%
           American Express Co.
     75    6.875% Due 11/1/05                                               75
           American General Finance Corp.
    220    7.45% Due 1/15/05                                               225
           Boeing Capital Corp.
    225    7.10% Due 9/27/05                                               230
           Bunge Trade Ltd.
    248    9.25% Due 5/1/02(/1/)                                           247
           Citigroup, Inc.
    315    6.75% Due 12/1/05                                               314

 Principal
  Amount   Description                                 Value
-------------------------------------------------------------
           FleetBoston Financial Corp.
 $   70    7.25% Due 9/15/05                           $   71
           Ford Credit Co.
    800    7.50% Due 6/15/03                              813
           General Motors Acceptance Corp.
    210    7.50% Due 7/15/05                              214
           MBNA America Bank
     50    7.75% Due 9/15/05                               50
           Salomon, Inc.
     45    7.20% Due 2/1/04                                46
           Textron Financial Corp.
    150    7.125% Due 12/9/04                             150
           Transamerica Finance Corp.
    550    7.25% Due 8/15/02                              552
                                                       ------
                                                        2,987
                                                       ------
 Electric--0.2%
           Dominion Resources, Inc.
     80    7.82% Due 9/15/04                               81
           Florida Power and Light Co.
     25    6.875% Due 12/1/05                              25
                                                       ------
                                                          106
                                                       ------
 Environmental Services--0.7%
           WMX Technologies, Inc.
    510    7.10% Due 8/1/26, Puttable 8/1/03              499
                                                       ------
 Household Products/Wares--0.3%
           Unilever Capital Corp.
    220    6.875% Due 11/1/05                             222
                                                       ------
 Insurance--0.5%
           Conseco, Inc.
     63    8.75% Due 2/9/04                                43
           Lumbermen's Mutual Casualty Co.(/1/)
    310    9.15% Due 7/1/26                               279
     90    8.45% Due 12/1/97                               71
                                                       ------
                                                          393
                                                       ------
 Oil & Gas Producers--0.6%
           Repsol International
    450    7.45% Due 7/15/05                              455
                                                       ------
 Pipelines--0.1%
           Duke Energy Field Services
     75    7.875% Due 8/16/10                              78
                                                       ------
 Telecommunications--1.5%
           Cox Communications, Inc.
     45    7.75% Due 11/1/10                               45
           Deutsche Telekom International Finance BV
     65    8.00% Due 6/15/10                               66
           Royal KPN NV
    170    8.00% Due 10/1/10(/1/)                         165
           Sprint Capital Corp.
    270    7.625% Due 6/10/02                             271
           Telefonica Europe BV
    270    7.75% Due 9/15/10                              269

See accompanying notes to financial statements.

-------------------------------------------------------------------------------

 Principal
  Amount   Description               Value
-------------------------------------------
           WorldCom, Inc.
 $  325    6.125% Due 8/15/01       $   323
                                    -------
                                      1,139
                                    -------
 Transportation Services--0.7%
           Norfolk Southern Corp.
    500    6.95% Due 5/1/02             500
-------------------------------------------
 TOTAL CORPORATE AND FOREIGN
  GOVERNMENT BONDS (Cost $8,055)      7,949
-------------------------------------------
 U.S. GOVERNMENT AGENCIES--11.4%
 Fannie Mae--9.1%
    685    6.75% Due 8/15/02            692
  3,405    5.625% Due 5/14/04         3,344
  2,935    5.25% Due 1/15/09          2,718
                                    -------
                                      6,754
                                    -------
 Fannie Mae REMIC Trust--2.3%
           Pool #550513
  1,694    7.50% Due 8/1/30           1,706
-------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $8,335)                       8,460
-------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--
  12.7%
  (Cost $9,363)
 U.S. Treasury Notes & Bonds
    775    7.75% Due 2/15/01            777
  1,955    6.625% Due 7/31/01         1,960
    970    5.75% Due 8/15/03            975
  1,315    6.00% Due 8/15/04          1,335
  1,245    7.50% Due 2/15/05          1,335
    710    7.50% Due 2/15/05            762
  2,095    6.125% Due 8/15/07         2,168
     60    6.00% Due 8/15/09             62
     90    6.875% Due 8/15/27            98
                                    -------
                                      9,472
-------------------------------------------

 Principal
  Amount   Description                      Value
--------------------------------------------------
 FLOATING RATE BANK NOTE--0.1%
  (Cost $54)
           Lloyds Bank PLC, Series I
 $   60    7.25% Due 12/15/00              $    49
--------------------------------------------------
 SHORT-TERM INVESTMENT--9.0%
  (Cost $6,718)
           Chase Manhattan Bank, Nassau,
           Eurodollar Time Deposit
  6,718    6.56% Due 12/1/00                 6,718
--------------------------------------------------
 TOTAL INVESTMENTS--99.3%
  (Cost $65,960)                           $73,852
--------------------------------------------------
 Other assets, less liabilities--0.7%          546
--------------------------------------------------
 NET ASSETS--100.0%                        $74,398
--------------------------------------------------
--------------------------------------------------

*Non-income producing security.

(/1/) At November 30, 2000, the Portfolio owned restricted securities valued at approximately $1,601 (2.2% of net assets), with an aggregate cost basis of $2,175. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in accordance with procedures established by the Trustees.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)


 Shares  Description                         Value
-----------------------------------------------------
                             Equity Index Portfolio
 COMMON STOCKS--96.8%
 Advertising--0.2%
  28,400 Interpublic Group Cos., Inc.      $    1,109
  16,400 Omnicom Group, Inc.                    1,290
                                           ----------
                                                2,399
                                           ----------
 Aerospace/Defense--1.2%
  82,700 Boeing Co.                             5,712
  18,300 General Dynamics Corp.                 1,395
   9,300 Goodrich (B.F.) Co.                      352
  39,308 Lockheed Martin Corp.                  1,340
   6,600 Northrop Grumman Corp.                   557
  31,300 Raytheon Co., Class B                  1,097
  43,100 United Technologies Corp.              3,052
                                           ----------
                                               13,505
                                           ----------
 Airlines--0.2%
  13,800 AMR Corp.                                461
  11,300 Delta Air Lines, Inc.                    537
  45,912 Southwest Airlines Co.                 1,449
   6,200 U.S. Airways Group, Inc.*                239
                                           ----------
                                                2,686
                                           ----------
 Apparel--0.2%
   4,900 Liz Claiborne, Inc.                      192
  24,900 Nike, Inc., Class B                    1,061
   5,200 Reebok International Ltd.*               111
   3,000 Russell Corp.                             50
  10,600 VF Corp.                                 286
                                           ----------
                                                1,700
                                           ----------
 Auto Manufacturers--0.6%
 174,367 Ford Motor Co.                         3,967
  49,400 General Motors Corp.                   2,445
   5,420 Navistar International Corp.*            176
   7,020 PACCAR, Inc.                             334
                                           ----------
                                                6,922
                                           ----------
 Auto Parts & Equipment--0.2%
   6,700 Cooper Tire & Rubber Co.                  62
  13,784 Dana Corp.                               231
  51,598 Delphi Automotive Systems Corp.          713
  14,400 Goodyear Tire & Rubber Co.               244
  11,400 TRW, Inc.                                377
  12,048 Visteon Corp.                            179
                                           ----------
                                                1,806
                                           ----------
 Banks--4.8%
  34,700 Amsouth Bancorp                          516
 151,386 Bank of America Corp.                  6,046
  68,000 Bank of New York Co., Inc.             3,753
 106,442 Bank One Corp.                         3,812
  36,800 BB&T Corp.                             1,228
 120,538 Chase Manhattan Corp.                  4,445


 Shares  Description                         Value
-----------------------------------------------------
  14,400 Comerica, Inc.                    $      750
  42,862 Fifth Third Bancorp                    2,298
  90,756 First Union Corp.                      2,280
  88,238 Firstar Corp.                          1,710
  83,190 FleetBoston Financial Corp.            3,120
  23,177 Huntington Bancshares, Inc.              353
  39,700 KeyCorp                                  990
  45,000 Mellon Financial Corp.                 2,109
  56,000 National City Corp.                    1,386
  12,575 Old Kent Financial Corp.                 489
  26,600 PNC Financial Services Group           1,769
  20,200 Regions Financial Corp.                  490
  15,500 SouthTrust Corp.                         523
  14,900 State Street Corp.                     1,922
  16,000 Summit Bancorp                           595
  27,500 Suntrust Banks, Inc.                   1,397
  26,200 Synovus Financial Corp.                  580
  68,717 U.S. Bancorp                           1,662
  12,400 Union Planters Corp.                     422
  18,700 Wachovia Corp.                           936
 151,660 Wells Fargo & Co.                      7,194
                                           ----------
                                               52,775
                                           ----------
 Beverages--2.3%
  83,500 Anheuser-Busch Cos., Inc.              3,961
   6,300 Brown-Forman Corp., Class B              408
 228,200 Coca-Cola Co.                         14,291
  38,500 Coca-Cola Enterprises                    844
   3,400 Coors (Adolph) Co., Class B              255
 133,000 PepsiCo, Inc.                          6,035
                                           ----------
                                               25,794
                                           ----------
 Biotechnology--0.7%
  94,700 Amgen, Inc.*                           6,025
  13,600 Biogen, Inc.*                            745
  16,800 Chiron Corp.                             687
                                           ----------
                                                7,457
                                           ----------
 Building Materials--0.1%
  42,100 Masco Corp.                              813
   9,300 Vulcan Materials Co.                     399
                                           ----------
                                                1,212
                                           ----------
 Chemicals--1.0%
  21,100 Air Products & Chemicals, Inc.           727
   6,400 Ashland, Inc.                            201
  62,500 Dow Chemical Co.                       1,910
  96,058 Du Pont (E.I.) de Nemours & Co.        4,064
   7,075 Eastman Chemical Co.                     306
  11,787 Engelhard Corp.                          232
   4,800 Great Lakes Chemical Corp.               168
   9,900 Hercules, Inc.                           188
  16,000 PPG Industries, Inc.                     667
  14,600 Praxair, Inc.                            525
  19,926 Rohm & Haas Co.                          593

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                                  Value
--------------------------------------------------------------
  15,000 Sherwin-Williams Co.                       $      327
   7,400 Sigma-Aldrich Corp.                               265
  12,400 Union Carbide Corp.                               535
   6,200 W.R. Grace & Co.*                                  14
                                                    ----------
                                                        10,722
                                                    ----------
 Commercial Services--0.6%
  66,911 Cendant Corp.*                                    615
  14,200 Convergys Corp.*                                  597
   6,700 Deluxe Corp.                                      156
  11,200 Donnelley (R.R.) & Sons Co.                       251
  11,800 Ecolab, Inc.                                      512
  13,000 Equifax, Inc.                                     432
   8,400 H & R Block, Inc.                                 296
  26,210 McKesson HBOC, Inc.                               862
  14,900 Moody's Corp.                                     386
  34,250 Paychex, Inc.                                   1,991
  10,600 Quintiles Transnational Corp.                     159
                                                    ----------
                                                         6,257
                                                    ----------
 Computers--5.9%
  29,900 Apple Computer, Inc.*                             493
  13,400 Ceridian Corp.*                                   308
 156,657 Compaq Computer Corp.                           3,368
  15,500 Computer Sciences Corp.*                        1,057
 238,400 Dell Computer Corp.*                            4,589
  43,000 Electronic Data Systems Corp.                   2,276
 200,862 EMC Corp.*                                     14,939
  29,700 Gateway, Inc.*                                    564
 183,800 Hewlett-Packard Co.                             5,813
 162,200 International Business Machines Corp.          15,166
  11,700 Lexmark International, Inc., Class A*             538
   8,800 NCR Corp.*                                        416
 146,200 Sun Microsystems, Inc.*                        11,120
  28,800 Unisys Corp.*                                     351
  37,000 VERITAS Software Corp.*                         3,610
                                                    ----------
                                                        64,608
                                                    ----------
 Cosmetics/Personal Care--1.8%
   5,100 Alberto-Culver Co., Class B                       187
  21,900 Avon Products, Inc.                               911
  52,900 Colgate-Palmolive Co.                           3,108
  97,000 Gillette Co.                                    3,286
   9,200 International Flavors & Fragrances, Inc.          172
  49,584 Kimberly-Clark Corp.                            3,468
 120,500 Procter & Gamble Co.                            9,022
                                                    ----------
                                                        20,154
                                                    ----------
 Distribution/Wholesale--0.1%
  16,075 Genuine Parts Co.                                 309
   8,700 Grainger (W.W.), Inc.                             318
                                                    ----------
                                                           627
                                                    ----------


 Shares  Description                                 Value
-------------------------------------------------------------
 Diversified Financial Services--6.0%
 122,700 American Express Co.                      $    6,741
  67,114 Associates First Capital Corp., Class A        2,370
   9,903 Bear Stearns (The) Cos., Inc.                    455
  18,100 Capital One Financial Corp.                    1,010
  24,200 CIT Group (The), Inc., Class A                   407
 414,506 Citigroup, Inc.                               20,647
  10,500 Countrywide Credit Industries, Inc.              390
  92,800 Fannie Mae                                     7,331
  22,400 Franklin Resources, Inc.                         811
  64,000 Freddie Mac                                    3,868
  43,499 Household International, Inc.                  2,169
  22,400 Lehman Brothers Holdings, Inc.                 1,110
  78,430 MBNA Corp.                                     2,799
  74,000 Merrill Lynch & Co., Inc.                      4,283
  14,700 Morgan (J.P.) & Co., Inc.                      1,982
 103,698 Morgan Stanley Dean Witter & Co.               6,572
  11,200 Price (T. Rowe) Associates, Inc.                 409
  13,200 Providian Financial Corp.                      1,188
  20,700 Stilwell Financial, Inc.                         673
  14,300 USA Education, Inc.                              828
                                                   ----------
                                                       66,043
                                                   ----------
 Electric--2.4%
  42,100 AES Corp.                                      2,184
  12,600 Ameren Corp.                                     559
  29,700 American Electric Power Co., Inc.              1,366
  19,000 C P & L Energy, Inc.                             817
  25,400 Calpine Corp.                                    902
  14,610 Cinergy Corp.                                    467
  11,100 CMS Energy Corp.                                 309
  19,500 Consolidated Edison, Inc.                        726
  13,800 Constellation Energy Group, Inc.                 562
  21,880 Dominion Resources, Inc.                       1,313
  13,100 DTE Energy Co.                                   497
  33,943 Duke Energy Corp.                              3,053
  30,000 Edison International                             688
  20,500 Entergy Corp.                                    843
  29,837 Exelon Corp.                                   1,977
  21,100 FirstEnergy Corp.                                622
  16,400 FPL Group, Inc.                                1,087
  11,200 GPU, Inc.                                        394
  14,800 Niagara Mohawk Holdings, Inc.*                   243
  17,900 NiSource, Inc.                                   460
  35,500 PG&E Corp.                                       974
   7,800 Pinnacle West Capital Corp.                      363
  13,300 PPL Corp.                                        555
  19,800 Public Service Enterprise Group, Inc.            846
  27,118 Reliant Energy, Inc.                           1,064
  59,800 Southern Co.                                   1,887
  24,312 TXU Corp.                                        971
  31,305 XCEL Energy, Inc.                                853
                                                   ----------
                                                       26,582
                                                   ----------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)


 Shares  Description                               Value
-----------------------------------------------------------
                       Equity Index Portfolio--Continued
 Electrical Components & Equipment--0.4%
  17,900 American Power Conversion Corp.*        $      210
  39,400 Emerson Electric Co.                         2,871
  18,075 Molex, Inc.                                    742
   6,800 Power-One, Inc.                                288
                                                 ----------
                                                      4,111
                                                 ----------
 Electronics--0.8%
  41,766 Agilent Technologies, Inc.*                  2,180
  19,200 Applera Corp-Applied Biosystems Group        1,586
   7,900 Johnson Controls, Inc.                         435
   4,300 Millipore Corp.                                189
  10,325 Parker Hannifin Corp.                          399
   4,500 PerkinElmer, Inc.                              401
  13,900 Sanmina Corp.                                1,060
  58,600 Solectron Corp.*                             1,641
   8,900 Tektronix, Inc.                                211
  16,000 Thermo Electron Corp.*                         464
   5,300 Thomas & Betts Corp.                            78
                                                 ----------
                                                      8,644
                                                 ----------
 Engineering & Construction--0.0%
   7,000 Fluor Corp.                                    255
                                                 ----------
 Environmental Control--0.1%
  18,100 Allied Waste Industries, Inc.*                 223
  57,285 WMX Technologies, Inc.                       1,371
                                                 ----------
                                                      1,594
                                                 ----------
 Food--2.2%
  38,980 Albertson's, Inc.                              996
  58,246 Archer-Daniels-Midland Co.                     743
  38,800 Campbell Soup Co.                            1,295
  49,100 ConAgra Foods, Inc.                          1,249
  26,300 General Mills, Inc.                          1,082
  32,000 Heinz (H.J.) Co.                             1,460
  12,600 Hershey Foods Corp.                            797
  37,400 Kellogg Co.                                    921
  76,100 Kroger Co.                                   2,017
  30,100 Nabisco Group Holdings Corp.                   884
  12,200 Quaker Oats Co.                              1,061
  28,300 Ralston-Ralston Purina Group                   745
  45,800 Safeway, Inc.                                2,699
  80,100 Sara Lee Corp.                               1,922
  12,200 SUPERVALU, Inc.                                221
  30,700 Sysco Corp.                                  1,696
  52,625 Unilever N.V.--ADR                           3,266
  13,000 Winn-Dixie Stores, Inc.                        281
  10,500 Wrigley (Wm.) Jr. Co.                          953
                                                 ----------
                                                     24,288
                                                 ----------
 Forest Products & Paper--0.4%
   5,300 Boise Cascade Corp.                            153
  20,697 Georgia-Pacific Corp.                          521


 Shares  Description                                   Value
---------------------------------------------------------------
  44,558 International Paper Co.                     $    1,510
   9,600 Louisiana-Pacific Corp.                             68
   9,500 Mead Corp.                                         251
   2,600 Potlatch Corp.                                      82
   4,700 Temple-Inland, Inc.                                216
   9,250 Westvaco Corp.                                     255
  20,300 Weyerhaeuser Co.                                   888
  10,100 Willamette Industries, Inc.                        496
                                                     ----------
                                                          4,440
                                                     ----------
 Gas--0.1%
  12,400 KeySpan Corp.                                      473
   4,200 NICOR, Inc.                                        162
   2,700 ONEOK, Inc.                                        110
   3,300 Peoples Energy Corp.                               136
  18,840 Sempra Energy                                      460
                                                     ----------
                                                          1,341
                                                     ----------
 Hand/Machine Tools--0.1%
   7,700 Black & Decker Corp.                               278
   5,400 Snap-On, Inc.                                      140
   7,900 Stanley Works                                      213
                                                     ----------
                                                            631
                                                     ----------
 Healthcare--Products--2.3%
   4,700 Bard (C.R.), Inc.                                  231
   4,900 Bausch & Lomb, Inc.                                215
  26,900 Baxter International, Inc.                       2,329
  23,300 Becton Dickinson & Co.                             792
  16,350 Biomet, Inc.                                       605
  37,400 Boston Scientific Corp.*                           481
  28,300 Guidant Corp.                                    1,526
 128,100 Johnson & Johnson Co.                           12,810
 110,400 Medtronic, Inc.                                  5,879
   7,800 St. Jude Medical, Inc.*                            465
                                                     ----------
                                                         25,333
                                                     ----------
 Healthcare--Services--0.6%
  51,395 HCA--The Healthcare Co.                          2,130
  35,500 HEALTHSOUTH Corp.*                                 495
  15,300 Humana, Inc.*                                      184
   9,450 Manor Care, Inc.*                                  161
  29,000 Tenet Healthcare Corp.*                          1,234
  14,800 UnitedHealth Group, Inc.                         1,736
   5,800 Wellpoint Health Networks, Inc., Class A*          625
                                                     ----------
                                                          6,565
                                                     ----------
 Home Builders--0.0%
   5,400 Centex Corp.                                       191
   4,400 Kaufman & Broad Home Corp.                         138
   3,700 Pulte Corp.                                        143
                                                     ----------
                                                            472
                                                     ----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                                 Value
-------------------------------------------------------------
 Home Furnishings--0.1%
  18,100 Leggett & Platt, Inc.                     $      296
   7,100 Maytag Corp.                                     203
   6,600 Whirlpool Corp.                                  258
                                                   ----------
                                                          757
                                                   ----------
 Household Products/Wares--0.2%
  10,300 Avery Dennison Corp.                             566
  21,600 Clorox Co.                                       965
  14,500 Fortune Brands, Inc.                             419
   5,300 Tupperware Corp.                                  97
                                                   ----------
                                                        2,047
                                                   ----------
 Housewares--0.0%
  24,602 Newell Rubbermaid, Inc.                          478
                                                   ----------
 Insurance--3.9%
  12,957 Aetna, Inc.                                      872
  24,400 AFLAC, Inc.                                    1,717
  67,630 Allstate Corp.                                 2,587
  23,270 American General Corp.                         1,744
 213,196 American International Group, Inc.            20,667
  23,500 AON Corp.                                        730
  16,100 Chubb (The) Corp.                              1,312
  14,500 CIGNA Corp.                                    1,910
  14,800 Cincinnati Financial Corp.                       541
  29,963 Conseco, Inc.                                    215
  20,700 Hartford Financial Services Group, Inc.        1,465
   9,537 Jefferson-Pilot Corp.                            651
  17,600 Lincoln National Corp.                           795
   9,100 Loews Corp.                                      860
  24,950 Marsh & McLennan Cos., Inc.                    2,872
   9,100 MBIA, Inc.                                       627
   9,800 MGIC Investment Corp.                            618
   6,800 Progressive Corp.                                636
  11,800 SAFECO Corp.                                     316
  20,544 St. Paul Cos., Inc.                            1,030
  11,800 Torchmark Corp.                                  449
  22,221 UnumProvident Corp.                              600
                                                   ----------
                                                       43,214
                                                   ----------
 Internet--1.4%
 212,700 America Online, Inc.                           8,638
  24,600 BroadVision, Inc.*                               557
  10,900 Sapient Corp.                                    193
 127,225 Schwab (Charles) Corp.                         3,522
  50,600 Yahoo, Inc.                                    2,005
                                                   ----------
                                                       14,915
                                                   ----------
 Iron/Steel--0.0%
   7,513 Allegheny Technologies, Inc.                     149
  12,200 Bethlehem Steel Corp.*                            27
   7,500 Nucor Corp.                                      261
   8,200 USX--U.S. Steel Group, Inc.                      117
                                                   ----------
                                                          554
                                                   ----------


 Shares  Description                               Value
-----------------------------------------------------------
 Leisure Time--0.3%
   8,000 Brunswick Corp.                         $      137
  54,329 Carnival Corp., Class A                      1,233
  27,900 Harley-Davidson, Inc.                        1,268
  11,940 Sabre Holdings Corp.                           426
                                                 ----------
                                                      3,064
                                                 ----------
 Lodging--0.2%
  10,700 Harrah's Entertainment, Inc.*                  300
  34,000 Hilton Hotels Corp.                            319
  22,100 Marriott International, Inc., Class A          916
  17,800 Starwood Hotels & Resorts Worldwide, Inc.      569
                                                 ----------
                                                      2,104
                                                 ----------
 Machinery--Construction & Mining--0.1%
  31,900 Caterpillar, Inc.                            1,254
                                                 ----------
 Machinery--Diversified--0.3%
   2,000 Briggs & Stratton Corp.                         74
   3,800 Cummins Engine Co., Inc.                       134
  21,600 Deere & Co.                                    879
  18,700 Dover Corp.                                    766
  14,850 Ingersoll-Rand Co.                             598
   5,600 McDermott International, Inc.                   50
  17,100 Rockwell International Corp.                   688
                                                 ----------
                                                      3,189
                                                 ----------
 Media--3.0%
  54,000 Clear Channel Communications, Inc.*          2,727
  83,400 Comcast Corp., Class A                       3,206
 192,100 Disney (The Walt) Co.                        5,559
   8,100 Dow Jones & Co., Inc.                          458
  24,300 Gannett Co., Inc.                            1,303
   6,700 Harcourt General, Inc.                         370
   7,000 Knight-Ridder, Inc.                            360
  17,900 McGraw-Hill Cos., Inc.                         951
   4,700 Meredith Corp.                                 144
  15,400 New York Times Co., Class A                    544
  40,200 Seagram Co. Ltd.                             1,914
 121,900 Time Warner, Inc.                            7,558
  28,400 Tribune Co.                                  1,051
 139,731 Viacom, Inc., Class B                        7,144
                                                 ----------
                                                     33,289
                                                 ----------
 Metal Fabricate/Hardware--0.0%
   5,600 Timken (The) Co.                                75
   7,875 Worthington Industries, Inc.                    73
                                                 ----------
                                                        148
                                                 ----------
 Mining--0.5%
  30,800 Alcan Aluminium Ltd.                           936
  79,804 Alcoa, Inc.                                  2,249
  36,500 Barrick Gold Corp.                             547
  14,100 Freeport-McMoran Copper & Gold, Inc.           114

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)


 Shares Description   Value
---------------------------
Equity Index Portfolio--Continued
Mining--Continued
 24,200  Homestake Mining Co.                 $      119
 16,700  Inco Ltd.                                   240
 15,497  Newmont Mining Corp.                        242
  7,242  Phelps Dodge Corp.                          356
 30,200  Placer Dome, Inc.                           274
                                              ----------
                                                   5,077
                                              ----------
Miscellaneous Manufacturing--6.1%
  8,600  Cooper Industries, Inc.                     351
  5,600  Crane Co.                                   141
 13,100  Danaher Corp.                               854
 28,400  Eastman Kodak Co.                         1,193
  6,700  Eaton Corp.                                 470
  2,800  FMC Corp.*                                  190
912,600  General Electric Co.                     45,231
 73,787  Honeywell International, Inc.             3,597
 27,800  Illinois Tool Works, Inc.                 1,565
  8,100  ITT Industries, Inc.                        270
 36,400  Minnesota Mining & Manufacturing Co.      3,635
  3,800  National Service Industries, Inc.            78
 11,366  Pall Corp.                                  227
  4,100  Polaroid Corp.                               31
 13,200  Textron, Inc.                               668
155,241  Tyco International Ltd.                   8,189
                                              ----------
                                                  66,690
                                              ----------
Office/Business Equipment--0.1%
 23,500  Pitney Bowes, Inc.                          683
 61,400  Xerox Corp.                                 426
                                              ----------
                                                   1,109
                                              ----------
Oil & Gas Producers--5.6%
  8,300  Amerada Hess Corp.                          508
 22,437  Anadarko Petroleum Corp.                  1,335
 11,300  Apache Corp.                                591
 19,852  Burlington Resources, Inc.                  810
 60,100  Chevron Corp.                             4,921
 19,800  Coastal Corp.                             1,450
 57,331  Conoco, Inc., Class B                     1,437
 11,800  Devon Energy Corp.                          581
 10,700  EOG Resources, Inc.                         454
320,982  Exxon/Mobil Corp.                        28,246
  8,713  Kerr-McGee Corp., Inc.                      530
 13,500  Nabors Industries, Inc.                     593
 34,000  Occidental Petroleum Corp.                  735
 23,500  Phillips Petroleum Co.                    1,328
  8,700  Rowan Cos., Inc.                            173
197,600  Royal Dutch Petroleum Co. ADR            11,794
  8,000  Sunoco, Inc.                                222
 50,800  Texaco, Inc.                              2,950
 13,300  Tosco Corp.                                 382
 19,409  Transocean Sedco Forex, Inc.                774


 Shares  Description                            Value
--------------------------------------------------------
  22,400 Unocal Corp.                         $      764
  28,800 USX--Marathon Group, Inc.                   760
                                              ----------
                                                  61,338
                                              ----------
 Oil & Gas Services--0.5%
  30,440 Baker Hughes, Inc.                        1,007
  41,000 Halliburton Co.                           1,368
  52,500 Schlumberger Ltd. ADR                     3,255
                                              ----------
                                                   5,630
                                              ----------
 Packaging & Containers--0.1%
   2,700 Ball Corp.                                  105
   4,900 Bemis Co., Inc.                             146
  11,600 Crown Cork & Seal Co., Inc.                  47
  13,500 Owens-Illinois, Inc.*                        39
  15,600 Pactiv Corp.*                               182
   7,706 Sealed Air Corp.*                           245
                                              ----------
                                                     764
                                              ----------
 Pharmaceuticals--9.6%
 142,800 Abbott Laboratories                       7,863
  12,100 Allergan, Inc.                            1,123
  21,200 ALZA Corp.*                                 941
 120,100 American Home Products Corp.              7,221
 181,100 Bristol-Myers Squibb Co.                 12,553
  25,650 Cardinal Health, Inc.                     2,563
   8,000 Forest Laboratories, Inc.--Class A        1,084
  15,300 King Pharmaceuticals, Inc.                  746
 104,096 Lilly (Eli) & Co.                         9,752
  19,300 Medimmune, Inc.                           1,027
 212,000 Merck & Co., Inc.                        19,650
 581,700 Pfizer, Inc.                             25,777
 119,577 Pharmacia Corp.                           7,294
 135,000 Schering-Plough Corp.                     7,568
   9,400 Watson Pharmaceutical, Inc.*                432
                                              ----------
                                                 105,594
                                              ----------
 Pipelines--0.8%
  28,500 Dynegy, Inc.                              1,261
  21,400 EL Paso Energy Corp.                      1,285
  68,100 Enron Corp.                               4,410
  40,800 Williams (The) Cos., Inc.                 1,443
                                              ----------
                                                   8,399
                                              ----------
 Retail--5.4%
   5,900 American Greetings Corp., Class A            54
  11,700 Autozone, Inc.*                             302
  26,000 Bed Bath & Beyond, Inc.*                    541
  19,000 Best Buy Co., Inc.*                         489
  18,900 Circuit City Stores, Inc.                   240
  10,300 Consolidated Stores Corp.*                   88
  41,206 Costco Wholesale Corp.                    1,344
  36,000 CVS Corp.                                 2,047
  11,300 Darden Restaurants, Inc.                    298
   8,600 Dillard's, Inc., Class A                     95

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                            Value
--------------------------------------------------------
  30,237 Dollar General Corp.                 $      433
  19,200 Federated Department Stores, Inc.*          586
  78,275 Gap (The), Inc.                           1,952
 213,350 Home Depot (The), Inc.                    8,361
  44,200 Kmart Corp.*                                243
  30,400 Kohl's Corp.*                             1,628
  39,800 Limited (The), Inc.                         774
   3,500 Longs Drug Stores, Inc.                      70
  35,300 Lowe's Cos., Inc.*                        1,414
  27,400 MAY Department Stores Co.                   769
 121,700 McDonald's Corp.                          3,879
  12,000 Nordstrom, Inc.                             193
  28,200 Office Depot, Inc.*                         187
  24,100 Penney (J.C.) Co., Inc.                     232
  17,100 RadioShack Corp.                            802
  31,600 Sears, Roebuck & Co.                      1,025
  41,800 Staples, Inc.*                              502
  17,200 Starbucks Corp.                             784
  83,800 Target Corp.                              2,519
  13,400 Tiffany & Co.                               458
  26,900 TJX Cos., Inc.                              689
  18,800 Toys "R" Us, Inc.*                          356
  13,430 Tricon Global Restaurants, Inc.*            483
 411,500 Wal-Mart Stores, Inc.                    21,475
  93,100 Walgreen Co.                              4,149
  10,500 Wendy's International, Inc.                 282
                                              ----------
                                                  59,743
                                              ----------
 Savings & Loans--0.3%
  19,300 Charter One Financial, Inc.                 463
  14,600 Golden West Financial Corp.                 855
  49,661 Washington Mutual, Inc.                   2,257
                                              ----------
                                                   3,575
                                              ----------
 Semiconductors--4.1%
  28,700 Advanced Micro Devices, Inc.*               438
  36,800 Altera Corp.*                               881
  32,700 Analog Devices, Inc.                      1,623
  74,700 Applied Materials, Inc.*                  3,021
  20,500 Broadcom Corp.                            1,999
  21,000 Conexant Systems, Inc.                      426
 618,600 Intel Corp.                              23,545
  17,100 KLA-Tencor Corp.*                           470
  28,700 Linear Technology Corp.                   1,358
  28,600 LSI Logic Corp.*                            515
  26,000 Maxim Integrated Products                 1,326
  52,000 Micron Technology, Inc.*                  1,638
  16,400 National Semiconductor Corp.*               304
  12,100 Novellus Systems, Inc.                      314
  16,000 Teradyne, Inc.*                             481
 159,200 Texas Instruments, Inc.                   5,940
  30,300 Xilinx, Inc.                              1,182
                                              ----------
                                                  45,461
                                              ----------


 Shares  Description                                  Value
--------------------------------------------------------------
 Software--5.1%
  22,100 Adobe Systems, Inc.*                       $    1,401
   5,300 Autodesk, Inc.                                    137
  57,800 Automatic Data Processing, Inc.                 3,815
  22,700 BMC Software, Inc.                                393
  17,100 Citrix Systems, Inc.                              407
  54,401 Computer Associates International, Inc.         1,421
  33,600 Compuware Corp.*                                  231
  37,400 First Data Corp.                                1,914
  27,400 IMS Health, Inc.                                  767
   7,400 Mercury Interactive Corp.                         498
 484,800 Microsoft Corp.*                               27,815
  29,900 Novell, Inc.*                                     159
 518,700 Oracle Corp.                                   13,746
  25,100 Parametric Technology Corp.*                      279
  25,800 Peoplesoft, Inc.*                                 858
  38,400 Siebel Systems, Inc.*                           2,683
                                                    ----------
                                                        56,524
                                                    ----------
 Telecommunications--12.0%
   9,100 Adaptec, Inc.*                                    100
  71,100 ADC Telecommunications, Inc.*                   1,435
  29,100 Alltel Corp.                                    1,782
   7,430 Andrew Corp.*                                     135
  25,648 Avaya, Inc.                                       300
 172,700 BellSouth Corp.                                 7,221
  17,000 Cabletron Systems, Inc.*                          268
  12,900 CenturyTel, Inc.                                  454
 653,800 Cisco Systems, Inc.                            31,301
  14,400 Comverse Technology, Inc.*                      1,241
  81,300 Corning, Inc.                                   4,756
  81,105 Global Crossing Ltd.*                           1,004
  86,200 JDS Uniphase Corp.                              4,315
 307,676 Lucent Technologies, Inc.                       4,788
 200,916 Motorola, Inc.                                  4,031
  28,800 Network Appliance, Inc.*                        1,422
  70,100 Nextel Communications, Inc., Class A*           2,173
 275,240 Nortel Networks Corp.                          10,390
  52,029 Palm, Inc.                                      1,883
  68,600 Qualcomm, Inc.                                  5,505
 153,042 Qwest Communications International, Inc.        5,777
 312,278 SBC Communications, Inc.                       17,156
  14,700 Scientific-Atlanta, Inc.                          594
  81,500 Sprint Corp. (FON Group)                        1,875
  85,500 Sprint Corp. (PCS Group)*                       1,940
  37,800 Tellabs, Inc.*                                  2,003
 250,410 Verizon Communications                         14,070
 264,655 WorldCom, Inc.                                  3,953
                                                    ----------
                                                       131,872
                                                    ----------
 Telephone--0.6%
 346,025 AT&T Corp.                                      6,791
                                                    ----------
 Textiles--0.0%
   1,700 Springs Industries, Inc., Class A                  46
                                                    ----------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)

 Shares /
 Principal
 Amount    Description                                               Value
-----------------------------------------------------------------------------
                       Equity Index Portfolio--Continued
 Tobacco--0.7%
 207,500   Philip Morris Cos., Inc.                                $    7,924
  15,000   UST, Inc.                                                      356
                                                                   ----------
                                                                        8,280
                                                                   ----------
 Toys, Games & Hobbies--0.1%
  15,912   Hasbro, Inc.                                                   184
  39,245   Mattel, Inc.                                                   495
                                                                   ----------
                                                                          679
                                                                   ----------
 Transportation--0.4%
  37,195   Burlington Northern Santa Fe Corp.                             942
  20,200   CSX Corp.                                                      524
  26,220   FedEx Corp.                                                  1,257
  35,300   Norfolk Southern Corp.                                         507
  22,800   Union Pacific Corp.                                          1,060
                                                                   ----------
                                                                        4,290
                                                                   ----------
 Trucking & Leasing--0.0%
   5,500   Ryder System, Inc.                                              96
-----------------------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $762,885)                                1,065,894
-----------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS--3.1%
  (Cost $34,000)
           Chase Manhattan Bank, Nassau, Eurodollar Time Deposit
 $30,676    6.56% Due 12/1/00                                          30,676
           U.S. Treasury Bills, #
   3,350    6.09% Due 1/18/01                                           3,324
-----------------------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENTS                                          34,000
-----------------------------------------------------------------------------
 TOTAL INVESTMENTS--99.9%
  (Cost $796,885)                                                  $1,099,894
-----------------------------------------------------------------------------
 Other assets, less liabilities--0.1%                                   1,010
-----------------------------------------------------------------------------
 NET ASSETS--100.0%                                                $1,100,904
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

OPEN FUTURES CONTRACTS:

 Type of     Number of     Notional     Contract        Contract        Unrealized
Contracts    Contracts      Amount      Position       Expiration          Loss
----------------------------------------------------------------------------------
S&P 500         103        $34,029        Long       December, 2000      $(2,451)
----------------------------------------------------------------------------------

*Non-income producing security.
#Security pledged to cover margin requirements for open future contracts.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                              Value
---------------------------------------------------------
                          Diversified Growth Portfolio
 COMMON STOCKS--98.7%
 Advertising--0.7%
  19,600 Lamar Advertising Co., Class A*         $    764
                                                 --------
 Aerospace/Defense--2.7%
  28,000 Boeing (The) Co.                           1,934
  16,000 United Technologies Corp.                  1,133
                                                 --------
                                                    3,067
                                                 --------
 Auto Manufacturers--0.2%
   5,339 General Motors Corp.                         264
                                                 --------
 Banks--3.0%
  17,200 Fifth Third Bancorp                          922
   7,000 State Street Corp.                           903
  31,400 Wells Fargo & Co.                          1,490
                                                 --------
                                                    3,315
                                                 --------
 Beverages--1.5%
  14,200 Anheuser-Busch Cos., Inc.                    674
  21,800 PepsiCo, Inc.                                989
                                                 --------
                                                    1,663
                                                 --------
 Biotechnology--1.3%
   9,300 Amgen, Inc.                                  591
  12,000 Genentech, Inc.*                             817
                                                 --------
                                                    1,408
                                                 --------
 Commercial Services--0.9%
  17,700 Paychex, Inc.                              1,029
                                                 --------
 Computers--6.7%
  16,300 Compaq Computer Corp.                        351
   7,900 Computer Sciences Corp.*                     539
  25,100 Dell Computer Corp.*                         483
  29,800 EMC Corp.*                                 2,216
  21,400 Hewlett-Packard Co.                          677
  17,400 International Business Machines Corp.      1,627
  16,000 Sun Microsystems, Inc.*                    1,217
   4,000 VERITAS Software Corp.*                      390
                                                 --------
                                                    7,500
                                                 --------
 Diversified Financial Services--10.8%
  26,300 American Express Co.                       1,445
  23,100 Capital One Financial Corp.                1,289
  43,600 Citigroup, Inc.                            2,172
  15,300 Fannie Mae                                 1,209
  11,000 Freddie Mac                                  665
  27,700 Household International, Inc.              1,381
  35,500 MBNA Corp.                                 1,267
  12,600 Merrill Lynch & Co., Inc.                    729
  16,500 Morgan Stanley Dean Witter & Co.           1,046
  10,300 Providian Financial Corp.                    927
                                                 --------
                                                   12,130
                                                 --------


 Shares  Description                              Value
---------------------------------------------------------
 Electric--1.2%
  10,700 Duke Energy Corp.                       $    962
  15,000 Southern Energy, Inc.                        366
                                                 --------
                                                    1,328
                                                 --------
 Electronics--2.0%
  15,400 Flextronics International Ltd.*              386
  11,000 Sanmina Corp.*                               839
  37,500 Solectron Corp.*                           1,050
                                                 --------
                                                    2,275
                                                 --------
 Food--1.3%
  34,422 Keebler Foods Co.                          1,418
                                                 --------
 Forest Products & Paper--0.8%
  25,800 International Paper Co.                      874
                                                 --------
 Healthcare-Products--2.8%
  22,500 Guidant Corp.                              1,214
  13,700 Johnson & Johnson Co.                      1,370
  10,900 Medtronic, Inc.                              580
                                                 --------
                                                    3,164
                                                 --------
 Insurance--2.7%
  23,275 American International Group, Inc.         2,256
   6,800 Marsh & McLennan Cos., Inc.                  783
                                                 --------
                                                    3,039
                                                 --------
 Internet--0.4%
  11,500 America Online, Inc.*                        467
                                                 --------
 Media--4.3%
  23,300 Comcast Corp., Class A                       896
  22,100 Disney (The Walt) Co.                        639
  22,900 Gemstar-TV Guide International, Inc.*        932
  31,700 Infinity Broadcasting Corp.*                 959
  22,600 Time Warner, Inc.                          1,401
                                                 --------
                                                    4,827
                                                 --------
 Miscellaneous Manufacturing--6.5%
  21,200 Danaher Corp.                              1,382
 100,400 General Electric Co.                       4,976
  17,000 Tyco International Ltd.                      897
                                                 --------
                                                    7,255
                                                 --------
 Oil & Gas Producers--5.0%
   7,600 Chevron Corp.                                622
  20,100 Ensco International, Inc.                    489
  33,200 Exxon Mobil Corp.                          2,921
  16,600 Royal Dutch Petroleum Co. ADR                991
  14,850 Transocean Sedco Forex, Inc.                 592
                                                 --------
                                                    5,615
                                                 --------
 Oil & Gas Services--1.2%
   9,300 BJ Services Co.*                             495
  14,600 Schlumberger Ltd. ADR                        905
                                                 --------
                                                    1,400
                                                 --------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)


 Shares  Description                                  Value
-------------------------------------------------------------
                    Diversified Growth Portfolio--Continued
 Pharmaceuticals--11.3%
  15,200 Abbott Laboratories                         $    837
  15,400 American Home Products Corp.                     926
  20,400 Bristol-Myers Squibb Co.                       1,414
   7,000 Forest Laboratories, Inc., Class A               948
  11,950 Lilly (Eli) & Co.                              1,120
  17,700 Merck & Co., Inc.                              1,641
  64,100 Pfizer, Inc.                                   2,840
  28,600 Pharmacia Corp.                                1,745
  21,700 Schering-Plough Corp.                          1,216
                                                     --------
                                                       12,687
                                                     --------
 Pipelines--2.1%
  10,000 El Paso Energy Corp.                             601
  22,400 Enron Corp.                                    1,450
   9,700 Williams (The) Cos., Inc.                        343
                                                     --------
                                                        2,394
                                                     --------
 Retail--5.9%
  41,700 Home Depot (The), Inc.                         1,634
  23,100 Kohl's Corp.*                                  1,237
  44,600 Wal-Mart Stores, Inc.                          2,328
  32,000 Walgreen Co.                                   1,426
                                                     --------
                                                        6,625
                                                     --------
 Semiconductors--4.7%
   7,900 Applied Materials, Inc.*                         320
  72,400 Intel Corp.                                    2,756
  18,200 Linear Technology Corp.                          861
  24,800 Texas Instruments, Inc.                          925
  10,600 Vitesse Semiconductor Corp.*                     457
                                                     --------
                                                        5,319
                                                     --------
 Software--5.3%
  20,800 FISERV, Inc.*                                  1,162
  51,400 Microsoft Corp.*                               2,949
  55,000 Oracle Corp.*                                  1,458
   4,700 Siebel Systems, Inc.*                            328
                                                     --------
                                                        5,897
                                                     --------
 Telecommunications--12.6%
  24,000 Allegiance Telecom, Inc.*                        336
  28,400 BellSouth Corp.                                1,187
  67,500 Cisco Systems, Inc.*                           3,231
  17,400 Corning, Inc.                                  1,018
  38,625 General Motors Corp., Class H                    840
  12,700 JDS Uniphase Corp.*                              636
  27,400 MCI WorldCom, Inc.*                              409
  18,900 Motorola, Inc.                                   379
  16,600 Nextel Communications, Inc.*                     515
  41,600 Nortel Networks Corp.                          1,570
  15,200 Qwest Communications International, Inc.*        574
  35,200 SBC Communications, Inc.                       1,934

  Shares/
 Principal
  Amount   Description                                              Value
---------------------------------------------------------------------------
  25,800   Verizon Communications                                  $  1,450
                                                                   --------
                                                                     14,079
                                                                   --------
 Tobacco--0.8%
  24,000   Philip Morris Cos., Inc.                                     917
---------------------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $83,847)                                 110,720
---------------------------------------------------------------------------
 SHORT-TERM INVESTMENT--0.1%
  (Cost $56)
           Chase Manhattan Bank, Nassau, Eurodollar Time Deposit
 $    56   6.56% Due 12/1/00                                             56
---------------------------------------------------------------------------
 TOTAL INVESTMENTS--98.8%
  (Cost $83,903)                                                   $110,776
---------------------------------------------------------------------------
 Other assets, less liabilities--1.2%                                 1,351
---------------------------------------------------------------------------
 NET ASSETS--100.0%                                                $112,127
---------------------------------------------------------------------------
---------------------------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                               Value
----------------------------------------------------------
                            Focused Growth Portfolio
 COMMON STOCKS--97.1%
 Aerospace/Defense--1.4%
  25,000 Boeing (The) Co.                         $  1,726
  50,000 Lockheed Martin Corp.                       1,705
                                                  --------
                                                     3,431
                                                  --------
 Beverages--2.1%
  50,000 Anheuser-Busch Cos., Inc.                   2,372
  58,860 PepsiCo, Inc.                               2,671
                                                  --------
                                                     5,043
                                                  --------
 Biotechnology--1.5%
  15,000 Enzon, Inc.                                   837
  40,072 Genentech, Inc.*                            2,728
                                                  --------
                                                     3,565
                                                  --------
 Commercial Services--0.7%
  29,430 Paychex, Inc.                               1,711
                                                  --------
 Computers--5.4%
  19,620 Check Point Software Technologies Ltd.      2,014
  45,000 Electronic Data Systems Corp.               2,382
  49,050 EMC Corp.*                                  3,648
  34,330 Sun Microsystems, Inc.*                     2,611
  22,070 VERITAS Software Corp.*                     2,153
                                                  --------
                                                    12,808
                                                  --------
 Cosmetics/Personal Care--1.0%
  35,000 Kimberly-Clark Corp.                        2,448
                                                  --------
 Diversified Financial Services--9.3%
  45,750 American Express Co.                        2,513
  40,000 Capital One Financial Corp.                 2,233
  61,740 Citigroup, Inc.                             3,076
  60,000 Freddie Mac                                 3,626
  55,000 Household International, Inc.               2,743
 118,540 MBNA Corp.                                  4,230
  41,790 Providian Financial Corp.                   3,761
                                                  --------
                                                    22,182
                                                  --------
 Electric--1.5%
  40,000 Calpine Corp.                               1,420
  15,000 Duke Energy Corp.                           1,349
  30,308 Southern Energy, Inc.                         739
                                                  --------
                                                     3,508
                                                  --------
 Electrical Components & Equipment--0.7%
  24,520 Emerson Electric Co.                        1,787
                                                  --------
 Electronics--2.1%
  22,500 Applera Corp-Applied Biosystems Group       1,859
  35,000 Solectron Corp.                               980
  34,520 Waters Corp.*                               2,220
                                                  --------
                                                     5,059
                                                  --------


 Shares  Description                                Value
-----------------------------------------------------------
 Food--0.7%
  63,760 Kroger Co.                                $  1,690
                                                   --------
 Healthcare-Products--1.5%
  24,620 Baxter International, Inc.                   2,131
  27,000 Medtronic, Inc.                              1,438
                                                   --------
                                                      3,569
                                                   --------
 Healthcare-Services--2.5%
  70,000 Tenet Healthcare Corp.                       2,979
  25,000 UnitedHealth Group, Inc.                     2,933
                                                   --------
                                                      5,912
                                                   --------
 Insurance--8.3%
  35,000 AFLAC, Inc.                                  2,463
  40,000 Allstate Corp.                               1,530
  53,715 American International Group, Inc.           5,207
  42,500 Hartford Financial Services Group, Inc.      3,007
  24,520 Marsh & McLennan Cos., Inc.                  2,823
  44,430 MGIC Investment Corp.                        2,799
  50,000 Torchmark Corp.                              1,900
                                                   --------
                                                     19,729
                                                   --------
 Internet--0.7%
  35,000 Agile Software Corp.*                        1,615
                                                   --------
 Investment Companies--0.5%
  60,000 Allied Capital Corp.                         1,226
                                                   --------
 Media--2.8%
  65,000 Charter Communications, Inc.                 1,283
  66,550 Comcast Corp., Class A                       2,558
  45,000 Gemstar-TV Guide International, Inc.*        1,831
  60,000 USA Networks, Inc.*                          1,009
                                                   --------
                                                      6,681
                                                   --------
 Miscellaneous Manufacturing--5.1%
  25,000 Danaher Corp.                                1,630
 132,430 General Electric Co.                         6,564
  14,710 Minnesota Mining & Manufacturing Co.         1,469
  49,050 Tyco International Ltd.                      2,587
                                                   --------
                                                     12,250
                                                   --------
 Oil & Gas Producers--7.0%
  44,330 Anadarko Petroleum Corp.                     2,638
  59,430 Apache Corp.                                 3,105
  50,000 Burlington Resources, Inc.                   2,041
  49,240 Ensco International, Inc.                    1,197
  88,290 EOG Resources, Inc.                          3,747
  30,000 Exxon Mobil Corp.                            2,640
  35,220 Transocean Sedco Forex, Inc.                 1,404
                                                   --------
                                                     16,772
                                                   --------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)


 Shares  Description                           Value
---------------------------------------------------------
                      Focused Growth Portfolio--Continued
 Oil & Gas Services--3.7%
  39,430 BJ Services Co.*                     $  2,100
  45,000 Schlumberger Ltd. ADR                   2,790
  44,430 Smith International, Inc.               2,580
  40,000 Weatherford International, Inc.*        1,332
                                              --------
                                                 8,802
                                              --------
 Packaging & Containers--0.7%
 112,936 Packaging Corp. of America*             1,659
                                              --------
 Pharmaceuticals--12.0%
  39,240 Allergan, Inc.                          3,642
  20,000 Angiotech Pharmaceuticals, Inc.           775
  16,500 Biotech HOLDRs Trust                    2,558
  42,500 Bristol-Myers Squibb Co.                2,946
  24,520 Cardinal Health, Inc.                   2,450
  20,000 Forest Laboratories, Inc., Class A      2,710
  19,620 Lilly (Eli) & Co.                       1,838
  20,000 Medimmune, Inc.                         1,064
  54,430 Merck & Co., Inc.                       5,045
  95,000 Pfizer, Inc.                            4,210
  25,000 Schering-Plough Corp.                   1,402
                                              --------
                                                28,640
                                              --------
 Pipelines--3.1%
  45,000 El Paso Energy Corp.                    2,703
  58,860 Enron Corp.                             3,811
  24,330 Williams (The) Cos., Inc.                 861
                                              --------
                                                 7,375
                                              --------
 Retail--6.9%
  45,000 CVS Corp.                               2,559
  88,290 Kohl's Corp.*                           4,729
  50,000 Target Corp.                            1,503
  73,570 Wal-Mart Stores, Inc.                   3,839
  89,460 Walgreen Co.                            3,987
                                              --------
                                                16,617
                                              --------
 Semiconductors--1.9%
  40,500 Analog Devices, Inc.*                   2,010
  17,500 Qlogic Corp.                            1,416
  27,312 Vitesse Semiconductor Corp.*            1,178
                                              --------
                                                 4,604
                                              --------
 Software--3.9%
  40,000 BEA Systems, Inc.                       2,342
  58,860 Electronic Arts, Inc.*                  2,101
  59,430 Microsoft Corp.*                        3,410
  20,000 Siebel Systems, Inc.*                   1,397
                                              --------
                                                 9,250
                                              --------

  Shares/
 Principal
  Amount   Description                      Value
---------------------------------------------------
 Telecommunications--9.3%
  25,000   Amdocs Ltd.                     $  1,353
  30,000   CIENA Corp.                        2,278
  47,500   Cisco Systems, Inc.*               2,274
  34,430   Comverse Technology, Inc.*         2,967
  49,130   Corning, Inc.                      2,874
  30,000   Foundry Networks, Inc.             1,106
  45,000   General Motors Corp., Class H        978
  40,000   Palm, Inc.                         1,448
  40,000   SBC Communications, Inc.           2,198
  40,000   Scientific-Atlanta, Inc.           1,615
  60,000   Tellabs, Inc.*                     3,180
                                           --------
                                             22,271
                                           --------
 Tobacco--0.8%
  50,000   Philip Morris Cos., Inc.           1,909
---------------------------------------------------
 TOTAL COMMON STOCKS (Cost $191,776)        232,113
---------------------------------------------------
 OTHER INVESTMENT--1.4%
  (Cost $3,494)
 100,000   AMEX Technology Select SPDR        3,475
---------------------------------------------------
 SHORT-TERM INVESTMENT--0.9%
  (Cost $2,117)
           Chase Manhattan Bank, Nassau,
           Eurodollar Time Deposit
 $ 2,117   6.56% Due 12/1/00                  2,117
---------------------------------------------------
 TOTAL INVESTMENTS--99.4%
  (Cost $197,387)                          $237,705
---------------------------------------------------
 Other assets, less liabilities--0.6%         1,355
---------------------------------------------------
 NET ASSETS--100.0%                        $239,060
---------------------------------------------------
---------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                              Value
-------------------------------------------------------
                            Mid Cap Growth Portfolio
 COMMON STOCKS--92.6%
 Aerospace/Defense-1.1%
 11,500 Lockheed Martin Corp.                   $   392
                                                -------
 Airlines--1.1%
 12,500 Southwest Airlines Co.                      394
                                                -------
 Beverages--1.3%
  6,250 Coors (Adolph) Co., Class B                 469
                                                -------
 Biotechnology--2.6%
  5,250 Enzon, Inc.                                 293
  8,750 Inhale Therapeutic Systems, Inc.            337
  4,500 Invitrogen Corp.                            324
                                                -------
                                                    954
                                                -------
 Commercial Services--1.4%
 29,700 Caremark Rx, Inc.                           323
  3,250 Paychex, Inc.                               189
                                                -------
                                                    512
                                                -------
 Computers--1.0%
 13,500 Diebold, Inc.                               391
                                                -------
 Diversified Financial Services--4.0%
  3,380 Capital One Financial Corp.                 189
 24,110 CompuCredit Corp.                           398
  8,730 MBNA Corp.                                  312
 11,640 Metris Cos., Inc.                           281
  3,570 Providian Financial Corp.                   321
                                                -------
                                                  1,501
                                                -------
 Electric--3.7%
 12,000 Avista Corp.                                245
 14,000 Edison International                        321
 15,870 NRG Energy, Inc.*                           407
 15,986 Southern Energy, Inc.                       390
                                                -------
                                                  1,363
                                                -------
 Electrical Components & Equipment--0.7%
  6,340 C&D Technologies, Inc.                      258
                                                -------
 Electronics--5.3%
  5,320 Amphenol Corp.                              284
  2,790 Applera Corp-Applied Biosystems Group       231
  9,250 Mettler Toledo International, Inc.*         434
  2,790 PerkinElmer, Inc.                           248
 14,500 Tektronix, Inc.                             343
  6,790 Waters Corp.*                               437
                                                -------
                                                  1,977
                                                -------
 Food--0.6%
  7,770 Kroger Co.                                  206
                                                -------
 Healthcare--Products--0.5%
  2,970 Minimed, Inc.                               177
                                                -------


 Shares Description                                Value
---------------------------------------------------------
 Healthcare--Services--5.2%
 19,290 Health Management Associates, Inc.        $   411
 20,000 HEALTHSOUTH Corp.                             279
 10,900 Tenet Healthcare Corp.                        464
  5,250 Trigon Healthcare, Inc.                       376
  3,550 UnitedHealth Group, Inc.                      417
                                                  -------
                                                    1,947
                                                  -------
 Insurance--7.8%
  6,000 AFLAC, Inc.                                   422
  4,660 Hartford Financial Services Group, Inc.       330
  5,250 MBIA, Inc.                                    361
  6,790 Nationwide Financial Services, Inc.           279
  4,750 PMI Group, Inc.                               302
  4,000 Progressive Corp.                             374
  5,800 Radian Group, Inc.                            377
 11,500 Torchmark Corp.                               437
                                                  -------
                                                    2,882
                                                  -------
 Internet--2.7%
  8,350 Agile Software Corp.                          385
  4,500 Internet Security Systems, Inc.               333
  6,700 RSA Security, Inc.*                           288
                                                  -------
                                                    1,006
                                                  -------
 Investment Companies--0.6%
 11,500 Allied Capital Corp.                          235
                                                  -------
 Lodging--1.1%
 21,500 Orient-Express Hotels Ltd.                    407
                                                  -------
 Media--5.7%
  6,060 Cablevision Systems Corp.*                    462
 30,000 Charter Communications, Inc.                  593
 12,000 Gemstar-TV Guide International, Inc.          488
  4,750 Scholastic Corp.                              346
 13,470 USA Networks, Inc.*                           226
                                                  -------
                                                    2,115
                                                  -------
 Miscellaneous Manufacturing--1.2%
  7,000 Danaher Corp.                                 456
                                                  -------
 Oil & Gas Producers--6.9%
 10,700 Apache Corp.                                  559
  9,900 Burlington Resources, Inc.                    404
 11,530 Ensco International, Inc.                     280
 10,660 EOG Resources, Inc.                           452
 14,500 Noble Affiliates, Inc.                        540
  5,820 Noble Drilling Corp.*                         168
  4,100 Transocean Sedco Forex, Inc.                  164
                                                  -------
                                                    2,567
                                                  -------


See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)


 Shares Description                           Value
---------------------------------------------------------
                      Mid Cap Growth Portfolio--Continued
 Oil & Gas Services--4.3%
  6,020 BJ Services Co.*                     $   320
 12,245 Hanover Compressor Co.*                  376
 12,100 National-Oilwell, Inc.                   386
  3,890 Smith International, Inc.                226
  8,230 Weatherford International, Inc.*         274
                                             -------
                                               1,582
                                             -------
 Packaging & Containers--1.0%
 26,260 Packaging Corp. of America*              386
                                             -------
 Pharmaceuticals--9.7%
  5,050 Allergan, Inc.                           469
  7,500 Amerisource Health Corp.                 369
  7,000 Angiotech Pharmaceuticals, Inc.          271
 25,000 Bergen Brunswig Corp., Class A           376
 10,250 Biovail Corp.                            336
  2,835 Forest Laboratories, Inc., Class A       384
  5,300 Gilead Sciences, Inc.                    432
 15,562 Medicines Co.*                           368
  4,200 Medicis Pharmaceutical Corp.*            267
  6,000 Medimmune, Inc.                          319
                                             -------
                                               3,591
                                             -------
 Pipelines--4.0%
  9,500 Dynegy, Inc.                             420
  7,300 El Paso Energy Corp.                     439
 10,500 Kinder Morgan, Inc.                      435
  5,100 Williams (The) Cos., Inc.                180
                                             -------
                                               1,474
                                             -------
 Retail--4.7%
 18,500 Abercrombie & Fitch Co.                  386
 11,500 CVS Corp.                                654
  6,250 Kohl's Corp.*                            335
 20,000 Toys "R" Us, Inc.                        379
                                             -------
                                               1,754
                                             -------
 Semiconductors--2.8%
  7,600 Analog Devices, Inc.*                    377
  5,700 Qlogic Corp.                             461
  4,820 Vitesse Semiconductor Corp.*             208
                                             -------
                                               1,046
                                             -------
 Software--2.4%
  5,570 BEA Systems, Inc.                        326
 15,000 Caminus Corp.                            368
  5,660 Electronic Arts, Inc.*                   202
                                             -------
                                                 896
                                             -------

  Shares/
 Principal
  Amount   Description                            Value
---------------------------------------------------------
 Telecommunications--8.4%
  8,500    Amdocs Ltd.                           $   460
  4,500    CIENA Corp.                               342
  4,220    Comverse Technology, Inc.*                364
  9,600    Foundry Networks, Inc.                    354
 25,500    McLeodUSA, Inc.                           346
 14,931    Nextel Partners, Inc., Class A            241
  7,940    Palm, Inc.                                287
  6,400    Scientific-Atlanta, Inc.                  258
  8,580    Tellabs, Inc.*                            455
                                                 -------
                                                   3,107
                                                 -------
 Telecommunications Services--0.8%
  6,000    Time Warner Telecom, Inc., Class A*       287
---------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $35,405)               34,332
---------------------------------------------------------
 OTHER INVESTMENT--3.3%
  (Cost $1,223)
 35,000    AMEX Technology Select SPDR             1,216
---------------------------------------------------------
 SHORT-TERM INVESTMENT--8.2%
  (Cost $3,051)
           Chase Manhattan Bank, Nassau,
           Eurodollar Time Deposit
 $3,051    6.56% Due 12/1/00                       3,051
---------------------------------------------------------
 TOTAL INVESTMENTS--104.1%
  (Cost $39,679)                                 $38,599
---------------------------------------------------------
 Liabilities, less other assets--(4.1)%           (1,503)
---------------------------------------------------------
 NET ASSETS--100.0%                              $37,096
---------------------------------------------------------
---------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                                Value
----------------------------------------------------------
                         Small Company Index Portfolio
 COMMON STOCKS--96.0%
 Advertising--0.4%
  5,025 Advo, Inc.                                $    203
  6,800 APAC Customer Services, Inc.*                   21
    200 Grey Global Group, Inc.                        115
 16,550 Ha-Lo Industries, Inc.*                         54
  5,700 Key3Media Group, Inc.*                          60
  6,100 Penton Media, Inc.                             161
  9,200 R. H. Donnelley Corp.                          210
 13,300 Sitel Corp.*                                    31
 11,100 Valuevision International, Inc.*               172
  4,500 Ventiv Health, Inc.                             49
                                                  --------
                                                     1,076
                                                  --------
 Aerospace/Defense--0.6%
  7,700 AAR Corp.                                       80
  3,900 Alliant Techsystems, Inc.*                     240
  4,900 Armor Holdings, Inc.*                           78
  1,400 Curtiss-Wright Corp.                            68
  5,000 Esterline Technologies Corp.                    98
  9,800 Gencorp, Inc.                                   78
  2,500 Heico Corp.                                     40
  6,500 Kaman Corp.                                     76
 10,800 Orbital Sciences Corp.*                         61
  2,700 Primex Technologies, Inc.                       85
 10,800 Remec, Inc.*                                   146
  1,700 Sequa Corp., Class A                            76
  8,900 Teledyne Technologies, Inc.                    171
  3,400 Triumph Group, Inc.*                           122
                                                  --------
                                                     1,419
                                                  --------
 Agriculture--0.2%
  2,800 Agribrands International, Inc.*                122
 10,200 Cadiz, Inc.*                                    78
 11,000 Delta & Pine Land Co.                          252
  3,600 Seminis, Inc.                                    3
  1,800 Tejon Ranch Co.                                 40
                                                  --------
                                                       495
                                                  --------
 Airlines--0.5%
 16,600 Airtran Holdings, Inc.*                         98
  7,100 Alaska Air Group, Inc.                         198
  9,630 America West Holdings Corp., Class B*           90
  4,800 Atlantic Coast Airlines Holdings, Inc.*        204
  5,100 Frontier Airlines, Inc.*                       145
  9,300 Mesa Air Group, Inc.*                           49
  3,550 Mesaba Holdings, Inc.                           45
  4,025 Midwest Express Holdings, Inc.*                 64
  6,900 Skywest, Inc.                                  411
                                                  --------
                                                     1,304
                                                  --------
 Apparel--0.9%
  1,900 Columbia Sportswear Co.*                        79
  2,100 Guess ?, Inc.*                                  10


 Shares Description                                      Value
----------------------------------------------------------------
  6,850 Kellwood Co.                                    $    138
  8,100 Nautica Enterprises, Inc.*                           104
  3,100 Oshkosh B'gosh, Inc.                                  62
  6,000 Phillips-Van Heusen Corp.                             77
 15,400 Polo Ralph Lauren Corp.*                             322
  6,450 Quiksilver, Inc.*                                    134
 12,900 Reebok International Ltd.                            275
  7,900 Russell Corp.                                        132
  4,100 Skechers U.S.A., Inc., Class A*                       50
  2,900 Steven Madden Ltd.*                                   21
 12,400 Stride Rite Corp.                                     74
  5,100 Timberland Co.                                       250
 15,700 Unifi, Inc.                                          134
  3,700 Vans, Inc.                                            56
 15,200 Warnaco Group, Inc., Class A                          36
 12,000 Wolverine World Wide, Inc.                           145
                                                        --------
                                                           2,099
                                                        --------
 Auto Manufacturers--0.1%
  4,150 Oshkosh Truck Corp.                                  161
  6,300 Wabash National Corp.                                 48
                                                        --------
                                                             209
                                                        --------
 Auto Parts & Equipment--0.8%
  2,600 American Axle & Manufacturing Holdings, Inc.*         25
 20,425 ArvinMeritor, Inc.                                   269
  3,300 Bandag, Inc.                                         126
  6,900 Borg Warner, Inc.                                    253
 17,800 Collins & Aikman Corp.                                64
 18,200 Cooper Tire & Rubber Co.*                            168
  6,200 Delco Remy International, Inc.*                       44
  3,500 Dura Automotive Systems, Inc.*                        21
  5,500 Exide Corp.                                           50
 20,300 Federal-Mogul Corp.                                   39
  4,900 Hayes Lemmerz International, Inc.*                    39
  1,300 IMPCO Technologies, Inc.*                             22
 18,600 Lear Corp.                                           407
  6,400 Modine Manufacturing Co.                             175
  5,400 Superior Industries International, Inc.              184
 10,100 Tenneco Automotive, Inc.                              40
 11,700 Tower Automotive, Inc.*                              107
                                                        --------
                                                           2,033
                                                        --------
 Banks--5.7%
  3,298 1st Source Corp.                                      63
  2,400 Alabama National Bancorp                              52
  7,750 Amcore Financial, Inc.                               155
  2,700 Area Bancshares Corp.                                 57
  1,200 Bancfirst Corp.                                       43
 24,250 Bancorpsouth, Inc.                                   296
  3,227 Bank of Granite Corp.                                 66
  8,131 Bay View Capital Corp.                                64
  2,989 BOK Financial Corp.*                                  55
  4,069 Brenton Banks, Inc.                                   53

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)


 Shares Description                                Value
------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 Banks--Continued
  2,700 BSB Bancorp, Inc.                         $     37
  1,200 Capital City Bank Group, Inc.                   29
  2,600 Cathay Bancorp, Inc.                           136
  3,200 Century South Banks, Inc.                       70
  3,989 Chemical Financial Corp.                        80
  7,597 Chittenden Corp.                               204
 13,575 Citizens Banking Corp.                         319
  2,700 City Bank of Lynnwood, Washington               58
 28,300 Colonial Bancgroup, Inc.                       264
  8,988 Commerce Bancorp, Inc.                         513
 14,500 Community First Bankshares, Inc.               232
  2,700 Corus Bankshares, Inc.                         110
  2,300 CPB, Inc.                                       58
 14,900 Cullen/Frost Bankers, Inc.                     480
  4,993 CVB Financial Corp.                             83
  6,500 East-West Bancorp, Inc.                        142
  3,142 F & M Bancorp of Maryland                       63
  7,106 F & M National Corp.                           187
  6,410 F.N.B. Corp.                                   129
  1,800 Farmers Capital Bank Corp.                      62
  6,050 First Bancorp                                  126
  2,600 First Busey Corp., Class A                      48
  9,000 First Charter Corp.                            121
  1,700 First Citizens Bancshares, Class A             124
 16,700 First Commonwealth Financial Corp.             159
 10,093 First Financial Bancorp                        157
  2,889 First Financial Bankshares, Inc.                90
  1,952 First Financial Corp. of Indiana                64
  3,400 First Merchants Corp.                           78
 11,819 First Midwest Bancorp of Illinois              283
  4,200 Frontier Financial Corp.                        87
 21,200 Fulton Financial Corp.                         439
  3,100 GBC Bancorp of California                      108
  8,400 Gold Banc Corp., Inc.                           33
 11,500 Greater Bay Bancorp                            382
  2,610 Hancock Holding Co.                             83
  2,673 Harleysville National Corp.                     76
 15,360 Hudson United Bancorp                          287
 10,493 Imperial Bancorp                               233
  3,500 Independent Bank Corp. of Massachusetts         40
  5,047 Integra Bank Corp.                             130
  4,406 International Bancshares Corp.                 153
  8,600 Investors Financial Services Corp.             568
  3,100 Irwin Financial Corp.                           47
  5,400 Merchants New York Bancorp                     121
  2,499 Mid-America Bancorp                             61
  3,200 Mid-State Bancshares                            94
  1,800 Mississippi Valley Bancshares, Inc.             48
  5,074 National Penn Bancshares, Inc.                 112
  6,726 NBT Bancorp, Inc.                               94
  2,500 Omega Financial Corp.                           68
  3,300 Oriental Financial Group, Inc.                  36


 Shares Description                             Value
-------------------------------------------------------
  7,100 Pacific Capital Bancorp                $    182
  3,950 Pacific Northwest Bancorp                    50
  2,690 Park National Corp.                         248
  4,570 Premier National Bancorp, Inc.               95
  4,848 Promistar Financial Corp.*                   81
  8,159 Provident Bankshares Corp.                  152
  6,300 Provident Financial Group, Inc.             199
  2,900 R & G Financial Corp., Class B               26
 14,297 Republic Bancorp, Inc.                      113
 14,316 Republic Security Financial Corp.            93
  5,500 Riggs National Corp.                         64
  7,800 S&T Bancorp, Inc.                           155
  2,800 Sandy Spring Bancorp, Inc.                   61
  2,380 Santander Bancorp                            43
 12,100 Silicon Valley Bancshares                   417
 24,554 Sky Financial Group, Inc.                   381
 12,402 South Financial Group, Inc. (The)           120
  8,200 Southwest Bancorp of Texas*                 293
  7,550 Sterling Bancshares, Inc.                   114
 11,293 Susquehanna Bancshares, Inc.                160
  4,250 Texas Regional Bancshares, Inc.             124
  4,700 Trust Co. of New Jersey                      55
 17,774 Trustco Bank Corp. of New York              182
 17,600 Trustmark Corp.                             327
  2,700 UCBH Holdings, Inc.                         101
  4,649 UMB Financial Corp.                         166
  9,900 United Bankshares, Inc.                     192
  4,402 United National Bancorp                      67
  2,840 USB Holding Co., Inc.                        32
  7,900 W Holding Co., Inc.                          72
  5,550 Wesbanco, Inc.                              122
 10,600 Westamerica Bancorp.                        361
  6,575 Whitney Holding Corp.                       234
                                               --------
                                                 13,792
                                               --------
 Beverages--0.2%
    500 Coca-Cola Bottling Co.                       17
  4,200 Constellation Brands, Inc.                  206
    298 Farmer Brothers Co.                          56
  7,200 PepsiAmericas, Inc.                          29
  2,300 Robert Mondavi (The) Corp.*                 114
                                               --------
                                                    422
                                               --------
 Biotechnology--2.8%
  4,600 Acacia Research Corp.*                       90
  2,900 Aclara BioSciences, Inc.*                    34
 17,200 Advanced Tissue Sciences, Inc.*              68
  4,300 Alexion Pharmaceuticals, Inc.               360
  4,100 Aphton Corp.*                                91
  6,900 Ariad Pharmaceuticals, Inc.*                 51
 14,100 Avant Immunotherapeutics, Inc.*             112
  4,200 Avigen, Inc.*                               145
  5,500 Aviron*                                     292
  2,400 Bio-Rad Laboratories, Inc., Class A*         79

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                           Value
-----------------------------------------------------
 15,700 Bio-Technology General Corp.*        $    106
  3,700 Biocryst Pharmaceuticals, Inc.*            31
  9,800 Cell Genesys, Inc.                        195
  2,100 Collateral Therapeutics, Inc.*             61
  2,900 Cryolife, Inc.                            120
  7,200 CuraGen Corp.*                            244
 22,000 Cytogen Corp.                              65
  3,100 Digene Corp.*                             103
  2,200 Diversa Corp.*                             43
  4,200 Entremed, Inc.*                            74
  6,494 ENZO Biochem, Inc.*                       185
 11,900 Enzon, Inc.*                              664
  2,700 Exelixis, Inc.                             39
  7,400 Gene Logic, Inc.                          119
  6,400 Genome Therapeutics Corp.                  74
    400 Genomic Solutions, Inc.*                    3
  5,400 Genzyme Transgenics Corp.*                 87
  6,200 Geron Corp.*                              103
  9,200 Immunomedics, Inc.                        175
  9,400 Inhale Therapeutic Systems, Inc.*         362
  2,100 Intermune Pharmaceuticals, Inc.            97
  9,966 Invitrogen Corp.*                         718
  2,900 Lexicon Genetics, Inc.*                    38
  2,900 Lynx Therapeutics, Inc.*                   34
  5,100 Martek Biosciences Corp.                   95
  6,600 Maxim Pharmaceuticals, Inc.*              215
  2,100 Maxygen, Inc.                              63
  5,600 Myriad Genetics, Inc.                     393
  4,100 Nanogen, Inc.*                             42
  3,200 Neose Technologies, Inc.                   94
  2,208 Nexell Therapeutics, Inc.*                  7
  1,800 Orchid BioSciences, Inc.*                  18
  9,856 Organogenesis, Inc.*                       67
  1,600 Paradigm Genetics, Inc.*                   15
 24,100 Peregrine Pharmaceuticals, Inc.*           33
  5,400 Regeneron Pharmaceutical*                 132
  2,600 Ribozyme Pharmaceuticals, Inc.*            37
  1,500 Sequenom, Inc.*                            23
  7,700 Targeted Genetics Corp.*                   65
 11,800 Texas Biotech Corp.*                      104
  5,800 Transkaryotic Therapies, Inc.*            221
  5,700 Vical, Inc.*                               84
                                             --------
                                                6,770
                                             --------
 Building Materials--0.7%
  4,300 Advanced Lighting Technologies             32
 10,900 Armstrong Holdings, Inc.                   10
  2,000 Centex Construction Products, Inc.         47
  8,300 Comfort Systems USA, Inc.*                 26
 15,800 Dal-Tile International, Inc.*             194
  5,575 Elcor Corp.                                77
  5,300 Florida Rock Industries, Inc.             175
  3,500 Genlyte Group, Inc.*                       82
 11,400 Lennox International, Inc.                 80


 Shares Description                               Value
---------------------------------------------------------
  5,100 NCI Building Systems, Inc.*              $     89
  2,600 Nortek, Inc.                                   59
 14,600 Owens Corning                                  16
  7,800 Rayonier, Inc.                                278
  2,400 Simpson Manufacturing Co., Inc.*              114
  6,100 Texas Industries, Inc.                        136
  1,600 Trex Co., Inc.*                                35
  1,500 U.S. Aggregates, Inc.                          13
  3,100 Universal Forest Products, Inc.                40
 11,000 York International Corp.                      287
                                                 --------
                                                    1,790
                                                 --------
 Chemicals--2.6%
 14,500 Airgas, Inc.*                                 109
  6,900 Albemarle Corp.                               152
  5,400 Arch Chemicals, Inc.                           97
  1,800 Bush Boake Allen, Inc.*                        87
  6,800 Cabot Microelectronics Corp.*                 250
  7,192 Cambrex Corp.                                 262
  4,400 Chemfirst, Inc.                                89
 32,782 Crompton Corp.                                287
 11,700 Cytec Industries, Inc.*                       404
 17,900 Ethyl Corp.                                    23
 10,000 Ferro Corp.                                   208
  3,900 Fuller (H.B.) Co.                             133
  9,100 Georgia Gulf Corp.                            113
 13,200 Great Lakes Chemical Corp.                    461
  4,100 International Specialty Products, Inc.         24
  6,575 Lilly Industries, Inc.                        201
 15,300 Lubrizol Corp.                                330
  5,100 MacDermid, Inc.                                96
 18,500 Millennium Chemicals, Inc.                    294
  5,900 Minerals Technologies, Inc.                   199
  6,100 NL Industries, Inc.                           136
 10,500 Olin Corp.                                    182
  6,900 OM Group, Inc.                                317
  9,900 Omnova Solutions, Inc.                         49
 28,000 PolyOne Corp.                                 156
 29,400 RPM Inc. of Ohio                              276
  8,500 Schulman (A.), Inc.                           103
 29,800 Solutia, Inc.                                 376
  4,400 Spartech Corp.                                 54
  1,600 Stepan Co.                                     33
  6,100 Symyx Technologies, Inc.                      191
  4,200 Uniroyal Technology Corp.                      29
  2,300 Valhi, Inc.                                    29
 10,700 Valspar Corp.                                 296
 17,600 W.R. Grace & Co.*                              41
  9,100 Wellman, Inc.                                 118
                                                 --------
                                                    6,205
                                                 --------
 Coal--0.1%
  4,800 Arch Coal, Inc.                                49
  7,300 Consol Energy, Inc.                           139
                                                 --------
                                                      188
                                                 --------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)


 Shares Description                                Value
------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 Commercial Services--4.2%
  5,000 Aaron Rents, Inc.                         $     75
  4,820 ABM Industries, Inc.                           138
 15,500 ACNielsen Corp.*                               352
  5,200 Administaff, Inc.*                             177
  5,400 Albany Molecular Research, Inc.*               262
  5,800 Aurora Biosciences Corp.*                      185
  6,300 Avis Group Holdings, Inc.*                     203
  1,400 Bacou USA, Inc.*                                34
  7,200 Banta Corp.                                    165
 12,200 Billing Concepts Corp.*                         33
 10,200 Bowne & Co., Inc.                               82
  3,400 Bright Horizons Family Solutions, Inc.*         96
  5,300 Career Education Corp.*                        190
 61,000 Caremark Rx, Inc.*                             663
  3,200 CDI Corp.*                                      48
  3,500 Central Parking Corp.                           55
 21,400 Century Business Services, Inc.*                23
  2,600 Chemed Corp.                                    89
  5,800 Coinstar, Inc.*                                 70
     50 Computer Learning Centers, Inc.                 --
  1,300 Corinthian Colleges, Inc.*                      86
  5,500 Corporate Executive Board Co.*                 198
  1,600 Corvel Corp.*                                   51
  3,500 CoStar Group, Inc.*                             78
  1,900 CPI Corp.                                       42
 19,900 Data Broadcasting Corp.*                        61
  5,950 Diamond Technology Partners, Inc.*             188
  7,000 Dollar Thrifty Automotive Group*               122
  4,200 Edison Schools, Inc.                           101
  5,900 Education Management, Inc.*                    200
  4,168 Electro Rent Corp.*                             48
    111 Employee Solutions, Inc.                        --
 18,203 Encompass Services Corp.*                       66
  3,600 F.Y.I., Inc.*                                  105
  5,200 First Consulting Group, Inc.*                   28
  3,200 Forrester Research, Inc.*                      120
    700 Gaiam, Inc.*                                    11
 20,900 Gartner Group, Inc.*                           178
  2,600 Hall Kinion & Associates, Inc.                  45
  5,500 Heidrick & Struggles, Inc.*                    272
 18,900 Hooper Holmes, Inc.                            189
  2,600 Horizon Offshore, Inc.                          41
  2,500 Insurance Auto Auctions, Inc.                   28
  9,400 Integrated Electrical Services, Inc.*           53
  4,050 ITT Educational Services, Inc.                  80
  4,900 Kelly Services, Inc., Class A                  116
 10,813 kforce.com, Inc.*                               51
 10,900 Korn/Ferry International*                      339
  9,700 Labor Ready, Inc.*                              29
  3,200 Learning Tree International, Inc.*             111
 13,400 Mail-Well, Inc.*                                64


 Shares Description                             Value
-------------------------------------------------------
  1,600 Management Network Group, Inc.*        $     12
  3,300 Maximus, Inc.*                               93
  2,500 McGrath RentCorp*                            45
  4,216 MedQuist, Inc.*                              76
  2,700 Memberworks, Inc.*                           57
  2,400 Meta Group, Inc.                             13
  4,500 Midas, Inc.                                  62
 26,200 Modis Professional Services, Inc.            98
  1,800 National Processing, Inc.*                   32
 10,600 NationsRent, Inc.*                           18
 10,700 Navigant Consulting Co.*                     39
  5,550 NCO Group, Inc.*                            144
 14,300 Ogden Corp.                                 205
  6,200 On Assignment, Inc.*                        155
 11,800 Orthodontic Centers of America*             358
  7,300 Parexel International Corp.*                 62
  5,345 Pharmaceutical Product Development*         196
 11,500 Plexus Corp.*                               466
  5,500 Prepaid Legal Services, Inc.*               159
  1,200 Professional Detailing, Inc.*               155
 11,900 Profit Recovery Group International*         72
  5,900 Prosofttraining.com*                         51
  5,600 Protection One, Inc.*                         5
  4,900 Rent-A-Center, Inc.*                        122
  6,970 Rent-Way, Inc.*                              27
  4,900 Rollins, Inc.                               103
 78,400 Service Corp. International                 147
  9,400 Sodexho Marriott Services, Inc.             195
 11,900 Sotheby's Holdings, Inc., Class A           257
  3,000 Source Information Management Co.*           15
 16,760 Spherion Corp.*                             177
  2,100 Startek, Inc.                                34
 26,500 Stewart Enterprises, Inc., Class A           49
  2,050 Strayer Education, Inc.                      53
  9,000 Sylvan Learning Systems, Inc.               124
  7,100 Trico Marine Services, Inc.                  97
  9,400 United Rentals, Inc.                        146
  2,400 Volt Information Sciences, Inc.*             44
  2,697 Wackenhut Corp.*                             34
  4,700 Xceed, Inc.*                                  4
                                               --------
                                                 10,242
                                               --------
 Computers--2.5%
  2,800 Adept Technology, Inc.*                      43
 14,900 Advanced Digital Information*               220
  6,011 Analysts International Corp.                 30
 11,275 Avant! Corp.*                               179
  4,300 Bell & Howell Co.*                           75
  3,500 Brooktrout, Inc.*                            37
  2,900 Caci International, Inc.*                    64
 15,200 Cambridge Technology Partners, Inc.*         36
  2,900 Carreker Corp.*                              67
     52 Centennial Technologies, Inc.*                1
 13,300 Ciber, Inc.*                                 75

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                              Value
--------------------------------------------------------
  1,700 Cognizant Technology Solutions Corp.*   $     63
  7,000 Complete Business Solutions*                  79
  9,100 Computer Horizons Corp.*                      32
 15,500 Concurrent Computer Corp.*                   153
  2,400 Digimarc Corp.*                               41
  3,200 Dot Hill Systems Corp.                        10
 13,525 Eloyalty Corp.*                               83
  5,800 eMachines, Inc.*                               4
  2,800 EpicEdge, Inc.*                                3
  2,200 Extended Systems, Inc.*                       43
  5,800 Factset Research Systems, Inc.               186
 11,200 FutureLink Corp.                               9
  2,900 Gadzoox Networks, Inc.                         9
  7,100 Hutchinson Technology*                       110
 10,100 iGate Capital Corp.*                          40
  3,800 Immersion Corp.*                              37
 10,900 InFocus Corp.*                               338
    600 Inforte Corp.*                                11
 12,700 Intergraph Corp.*                             76
  9,400 InterVoice-Brite, Inc.*                       72
 77,900 Iomega Corp.*                                374
  3,600 Kronos, Inc.                                 124
  1,200 LivePerson, Inc.*                              1
  1,300 Manhattan Associates, Inc.*                   52
 18,300 Maxtor Corp.*                                109
  3,000 MCSi, Inc.*                                   71
  3,100 Media 100, Inc.*                               7
 18,500 Mentor Graphics Corp.                        437
  6,200 Mercury Computer Systems, Inc.*              193
 10,100 Micron Electronics, Inc.*                     54
  5,000 Micros Systems, Inc.*                        105
  9,300 MTI Technology Corp.*                         54
  1,500 Netguru, Inc.*                                 6
  4,200 Netscout Systems, Inc.*                       70
  1,800 Netsolve, Inc.*                               13
  2,700 Nhancement Technologies, Inc.*                36
  1,500 Nuance Communications, Inc.                   46
  6,100 NYFIX, Inc.*                                 152
    900 Pec Solutions, Inc.*                           6
 16,800 Perot Systems Corp.                          176
  1,400 Procom Technology, Inc.*                      18
 22,200 Quantum Corp.-Hard Disk Drive Group          194
  4,750 Radiant Systems, Inc.*                        95
  4,150 Radisys Corp.*                               110
  6,000 Rainbow Technologies, Inc.                   103
  3,700 SCM Microsystems, Inc.                       127
 54,400 Silicon Graphics, Inc.                       218
  1,700 SmartDisk Corp.                                7
 26,500 SONICblue, Inc.*                             149
 27,200 Storage Technology Corp.                     248
  6,800 SYKES Enterprises, Inc.*                      33
  1,500 Syntel, Inc.*                                 12
  9,400 Systems & Computer Technology Corp.*         114
  3,600 Tanning Technology Corp.                      18


 Shares Description                                  Value
------------------------------------------------------------
 12,825 Technology Solutions Co.*                   $     24
  5,200 The viaLink Co.*                                  11
  3,400 Vasco Data Security International, Inc.*          16
  8,100 Vertel Corp.                                      24
  3,700 Vertex Interactive, Inc.*                         41
 13,200 Wave Systems Corp.*                               71
 48,500 Western Digital Corp.*                           158
  9,200 Xybernaut Corp.*                                  23
                                                    --------
                                                       6,126
                                                    --------
 Cosmetics/Personal Care--0.2%
 10,400 Alberto-Culver Co., Class B                      381
  2,500 Revlon, Inc.                                      12
                                                    --------
                                                         393
                                                    --------
 Distribution/Wholesale--0.4%
  2,300 Advanced Marketing Services                       41
 14,924 Brightpoint, Inc.*                                81
  7,400 Handleman Co.                                     52
  6,800 Hughes Supply, Inc.                               99
  9,500 Owens & Minor, Inc.                              133
  4,200 SCP Pool Corp.*                                  113
  9,400 United Stationers, Inc.                          242
  5,900 Watsco, Inc.                                      64
  5,600 Wesco International, Inc.                         43
                                                    --------
                                                         868
                                                    --------
 Diversified Financial Services--1.8%
  6,300 Advanta Corp., Class A                            46
  6,400 Affiliated Managers Group*                       283
 22,400 AmeriCredit Corp.*                               466
 10,300 Associates First Capital Corp.*                   --
  5,200 Blackrock, Inc.                                  227
  5,900 Charter Municipal Mortgage Acceptance Co.         75
  2,500 Cityscape Financial Corp.*                        --
  3,500 CompuCredit Corp.*                                58
  4,700 Credit Acceptance Corp.*                          25
  3,700 Dain Rauscher Corp.                              347
  9,500 Doral Financial Corp.                            179
  2,800 DVI, Inc.*                                        46
 17,000 Eaton Vance Corp.                                389
  3,150 Financial Federal Corp.                           73
 17,600 Finova Group, Inc.                                 9
  6,900 Friedman, Billings, Ramsey Group, Inc.            42
  1,600 Gabelli Asset Management, Inc., Class A*          44
  7,900 Investment Technology Group, Inc.                239
  7,000 Jefferies Group, Inc.                            175
  1,900 John Nuveen Co., Class A                          93
 10,600 LaBranche & Co., Inc.                            247
  3,300 Medallion Financial Corp.                         39
 17,438 Metris Cos., Inc.                                422
  6,237 Morgan Keegan, Inc.                              109
 13,050 Phoenix Investment Partners Ltd.                 201
 11,300 Raymond James Financial Corp.                    319
     91 Search Financial Services, Inc.*                  --

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)


 Shares Description                            Value
------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 Diversified Financial Services--Continued
  4,616 Southwest Securities Group, Inc.      $     93
  1,800 Stockwalk.com Group, Inc.*                   5
  1,200 Student Loan Corp.                          63
  4,800 Tucker Anthony Sutro                        82
  2,818 Westcorp, Inc.                              41
  2,600 WFS Financial, Inc.*                        47
                                              --------
                                                 4,484
                                              --------
 Electric--2.9%
 21,400 Allete                                     489
 13,550 Avista Corp.                               277
  6,650 Black Hills Corp.                          227
  4,800 CH Energy Group, Inc.                      196
  6,500 Cleco Corp.                                304
 25,600 Conectiv                                   504
 15,700 EL Paso Electric Co.                       215
  5,100 Empire District Electric Co.               150
  9,350 Hawaiian Electric Industries, Inc.         318
 10,800 Idacorp, Inc.                              541
 17,800 Kansas City Power & Light                  462
  4,750 Madison Gas & Electric Co.                 103
 18,075 MDU Resources Group, Inc.                  549
  6,678 Northwestern Corp.                         147
 22,400 OGE Energy Corp.                           496
  6,900 Otter Tail Power Co.                       163
 10,000 Public Service Co. of New Mexico           242
 10,100 RGS Energy Group, Inc.                     307
 22,568 Sierra Pacific Resources                   357
  4,100 UIL Holdings Corp.                         189
  8,780 Unisource Energy Corp.                     129
 20,000 Western Resources, Inc.                    457
  7,600 WPS Resources Corp.                        241
                                              --------
                                                 7,063
                                              --------
 Electrical Components & Equipment--0.9%
  3,600 Advanced Energy Industries                  71
  5,800 American Superconductor Corp.*             138
  9,200 Ametek, Inc.                               209
  3,000 Applied Science & Technology, Inc.*         34
  9,396 Artesyn Technologies, Inc.*                323
  7,000 Belden, Inc.                               154
  7,500 C&D Technologies, Inc.*                    306
  4,500 Energy Conversion Devices, Inc.             67
  8,500 General Cable Corp.                         48
  5,800 Littelfuse, Inc.*                          149
  7,900 Rayovac Corp.*                             112
  2,900 Research Frontiers, Inc.*                   46
  5,075 SLI, Inc.                                   35
  5,100 Superconductor Technologies, Inc.*          23
 13,000 UCAR International, Inc.*                  126
  3,700 Universal Display Corp.*                    37


 Shares Description                              Value
--------------------------------------------------------
  8,600 Valence Technology, Inc.                $     87
  5,600 Vicor Corp.*                                 176
                                                --------
                                                   2,141
                                                --------
 Electronics--2.7%
  3,200 ACT Manufacturing, Inc.*                      65
    900 American Technical Ceramics Corp.*             9
  1,800 Analogic Corp.                                63
  2,664 Aura Systems, Inc.*                            1
  2,400 Bel Fuse, Inc., Class A*                      80
  5,500 Benchmark Electronics, Inc.*                 159
  5,080 Brady Corp., Class A                         146
  8,300 Checkpoint Systems, Inc.*                     68
  7,800 Coherent, Inc.*                              226
  8,018 CTS Corp.                                    289
  1,500 Cubic Corp.                                   53
  2,000 Cyberoptics Corp.*                            37
  8,400 Cymer, Inc.*                                 168
  3,700 DDi Corp.*                                    81
  6,300 Dionex Corp.*                                189
  7,700 DSP Group, Inc.*                             186
  7,800 Electro Scientific Industries, Inc.*         186
  2,600 Excel Technology, Inc.*                       47
  4,000 FEI Co.                                       67
 11,500 Fisher Scientific International, Inc.        497
  7,800 Genrad, Inc.                                  74
  7,700 Identix, Inc.*                                75
  2,600 II-VI, Inc.                                   41
  2,500 Interlink Electronics, Inc.*                  50
  5,598 Interlogix, Inc.*                             90
  2,500 Keithley Instruments, Inc.                    92
  8,200 Kent Electronics Corp.                       129
  2,500 Meade Instruments Corp.*                      21
  6,700 Mechanical Technology, Inc.*                  26
 10,250 Methode Electronics                          211
 11,200 Mettler Toledo International, Inc.*          526
  4,600 Molecular Devices Corp.*                     225
  2,100 Moog, Inc.                                    54
  1,300 Nanometrics, Inc.*                            18
  3,600 Packard Biosciences Co.*                      34
  4,047 Park Electrochemical Corp.                   143
 11,332 Paxar Corp.*                                  95
  3,400 Photon Dynamics, Inc.                         75
 10,100 Robotic Vision Systems, Inc.                  36
  4,300 Rogers Corp.                                 156
  3,400 SBS Technologies, Inc.                        94
 20,400 Sensormatic Electronics Corp.                365
  1,000 Spectra-Physics Lasers, Inc.                  26
  3,600 Stoneridge, Inc.*                             30
  6,800 Technitrol, Inc.                             255
  6,700 Trimble Navigation Ltd.*                     144
  4,000 Universal Electronics, Inc.                   57
  9,400 Varian, Inc.*                                298
 12,700 Viasystems Group, Inc.                       159

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                              Value
--------------------------------------------------------
  4,800 Watts Industries, Inc., Class A         $     48
  3,300 Woodhead Industries, Inc.                     73
  2,400 Woodward Governor Co.                         91
  4,900 X-Rite, Inc.                                  29
  3,700 Zygo Corp.*                                  103
                                                --------
                                                   6,560
                                                --------
 Energy-Alternate Sources--0.1%
  3,000 FuelCell Energy, Inc.*                       168
  9,500 Syntroleum Corp.*                            147
                                                --------
                                                     315
                                                --------
 Engineering & Construction--0.4%
  2,700 EMCOR Group, Inc.*                            67
 11,000 Foster Wheeler Corp.                          44
  5,475 Granite Construction, Inc.                   152
  5,400 Insituform Technologies, Inc.*               184
  6,500 Jacobs Engineering Group, Inc.               281
  3,800 URS Corp.                                     53
  9,391 Washington Group International, Inc.*         78
                                                --------
                                                     859
                                                --------
 Entertainment--0.5%
  2,400 Anchor Gaming*                                91
  5,900 Argosy Gaming Co.*                            97
  3,300 Championship Auto Racing Teams, Inc.*         74
  2,500 Churchill Downs, Inc.                         71
  3,600 Dover Downs Entertainment, Inc.               42
 12,200 Fairfield Communities, Inc.*                 170
  5,100 Gaylord Entertainment Co.                    115
  1,600 GC Cos., Inc., Class A*                        2
 10,000 Gtech Holdings Corp.*                        190
  7,400 Isle of Capri Casinos, Inc.*                  57
    700 Liberty Livewire Corp.                         6
  2,300 Penn National Gaming, Inc.                    37
  5,500 Pinnacle Entertainment, Inc.                 116
  4,000 Speedway Motorsports, Inc.                    77
  1,100 Trendwest Resorts, Inc.*                      26
  4,400 Vail Resorts, Inc.*                          100
  8,200 Zomax, Inc.*                                  39
                                                --------
                                                   1,310
                                                --------
 Environmental Control--0.4%
  9,800 Calgon Carbon Corp.                           55
  5,400 Casella Waste Systems, Inc.*                  21
  8,700 Catalytica, Inc.*                            102
  4,700 Ionics, Inc.*                                105
  2,700 Mine Safety Appliances Co.                    64
  4,000 Stericycle, Inc.*                            132
 10,246 Tetra Tech, Inc.*                            358
  5,700 Waste Connections, Inc.*                     143
                                                --------
                                                     980
                                                --------


 Shares Description                               Value
---------------------------------------------------------
 Food--1.8%
  5,300 American Italian Pasta Co.*              $    121
  5,000 Aurora Foods, Inc.*                            12
 10,700 Chiquita Brands International                  18
 10,100 Corn Products International, Inc.             245
 10,200 Dean Foods Co.                                283
 15,000 Del Monte Foods Co.*                          118
 13,100 Dole Food Co.                                 170
  4,600 Dreyer's Grand Ice Cream, Inc.                126
 12,200 Earthgrains Co.*                              277
 11,400 Fleming Cos., Inc.                            135
  5,000 Great Atlantic & Pacific Tea Co.               41
  9,200 Hain Celestial Group, Inc.*                   274
  2,800 Ingles Markets, Inc., Class A                  27
  4,900 International Multifoods Corp.                 95
  8,200 Interstate Bakeries Corp.                     125
  7,200 Lance, Inc.                                    74
  3,600 Michael Foods, Inc.                            95
  3,650 Performance Food Group Co.*                   165
  4,599 Pilgrims Pride Corp., Class B                  36
  8,100 Ralcorp Holdings Inc.*                        114
  2,100 Rica Foods, Inc.*                              29
  2,000 Riviana Foods, Inc.                            36
  8,700 Ruddick Corp.                                 105
    100 Seaboard Corp.                                 16
 12,800 Sensient Technologies Corp., Class A          288
 15,700 Smithfield Foods, Inc.*                       444
  6,100 Smucker (J.M.) Co.                            147
  8,000 Suiza Foods Corp.*                            345
  2,500 United Natural Foods, Inc.*                    36
  7,600 Whole Foods Market, Inc.*                     446
  5,600 Wild Oats Markets, Inc.*                       25
                                                 --------
                                                    4,468
                                                 --------
 Food Service--0.0%
  3,730 Morrison Management Specialist, Inc.          104
                                                 --------
 Forest Products & Paper--0.5%
  7,800 Buckeye Technologies, Inc.*                    98
  7,400 Caraustar Industries, Inc.                     65
  4,400 Chesapeake Corp.                               74
  3,000 Deltic Timber Corp.                            61
  7,400 Glatfelter (P.H.) Co.                          85
 30,000 Louisiana-Pacific Corp.                       212
  4,100 Pope & Talbot, Inc.                            55
  8,200 Potlatch Corp.                                257
  3,370 Rock-Tenn Co., Class A                         22
  4,200 Schweitzer-Mauduit International, Inc.         73
 14,791 Wausau-Mosinee Paper Corp.                    128
                                                 --------
                                                    1,130
                                                 --------
 Gas--1.7%
 15,600 AGL Resources, Inc.                           351
  9,150 Atmos Energy Corp.                            230
  3,200 Cascade Natural Gas Corp.                      56

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)


 Shares Description                            Value
------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 Gas--Continued
  7,800 Energen Corp.                         $    223
  5,400 Laclede Gas Co.                            123
  5,100 New Jersey Resources Corp.                 205
  7,300 Northwest Natural Gas Co.                  175
  3,700 NUI Corp.                                  107
  8,400 Oneok, Inc.                                343
 10,200 Peoples Energy Corp.                       419
  9,076 Piedmont Natural Gas Co., Inc.             300
  5,187 SEMCO Energy, Inc.                          82
  3,320 South Jersey Industries, Inc.               98
  9,245 Southern Union Co.                         195
  9,000 Southwest Gas Corp.                        175
  7,200 Southwestern Energy Co.                     55
  7,800 UGI Corp.                                  173
 17,564 Vectren Corp.*                             403
 13,400 WGL Holdings, Inc.                         371
                                              --------
                                                 4,084
                                              --------
 Hand/Machine Tools--0.6%
  6,793 Baldor Electric Co.                        146
  1,268 Franklin Electric Co., Inc.                 81
  8,900 Kennametal, Inc.                           255
 10,000 Lincoln Electric Holdings, Inc.            176
 10,000 Milacron, Inc.                             153
  6,000 Regal-Beloit Corp.                          93
 16,900 Snap-On, Inc.                              439
                                              --------
                                                 1,343
                                              --------
 Healthcare-Products--2.4%
  4,300 Abiomed, Inc.*                             100
  6,000 Acuson Corp.*                              138
  6,000 Adac Laboratories                          110
  3,300 Arrow International, Inc.                  123
  5,700 Arthrocare Corp.*                           93
  1,000 Aspect Medical Systems, Inc.*                9
  6,300 ATS Medical, Inc.*                          80
  4,000 Biosite Diagnostics, Inc.                  150
  8,700 Cardiodynamics International Corp.*         39
 14,000 Celsion Corp.*                              19
  2,800 Cerus Corp.                                167
  4,100 ChromaVision Medical Systems, Inc.*         18
  1,800 Closure Medical Corp.*                      52
  6,900 Columbia Laboratories, Inc.*                27
  4,150 Conmed Corp.*                               60
  4,100 Cooper Cos., Inc.                          133
  4,700 Cyberonics, Inc.*                          104
  3,500 Datascope Corp.                            115
  3,200 Diagnostic Products Corp.                  144
  7,100 Diametrics Medical, Inc.*                   48
 16,800 Edwards Lifesciences Corp.*                270
  2,900 Endocare, Inc.*                             38
  2,800 Gliatech, Inc.*                             12


 Shares Description                              Value
--------------------------------------------------------
  7,200 Haemonetics Corp.*                      $    174
  6,500 Henry Schein, Inc.*                          172
  4,700 I-Stat Corp.                                  88
 10,000 IDEXX Laboratories, Inc.*                    227
  2,800 IGEN International, Inc.*                     29
 26,900 Imatron, Inc.                                 38
  3,700 Inamed Corp.                                 105
  6,900 Invacare Corp.                               190
  1,300 Luminex Corp.*                                34
  6,064 Mentor Corp.                                 110
  3,400 Microvision, Inc.*                            67
  4,600 Novoste Corp.*                               118
  6,500 Oakley, Inc.*                                117
  4,600 Ocular Sciences, Inc.*                        60
  1,300 Oratec Interventions, Inc.*                   11
  2,600 Photogen Technologies, Inc.*                   5
  3,000 PolyMedica Corp.                              68
 20,425 PSS World Medical, Inc.*                      64
  8,900 Resmed, Inc.*                                312
  9,555 Respironics, Inc.*                           235
  1,000 Sonic Innovations, Inc.*                       4
  2,700 SonoSite, Inc.                                44
  3,500 Staar Surgical Co.                            49
 19,400 Steris Corp.*                                291
 13,900 Sunrise Technologies International*           51
  4,400 Thermo Cardiosystems, Inc.*                   35
  4,300 Thoratec Laboratories Corp.                   45
  9,100 Varian Medical Systems, Inc.                 536
 14,400 Vasomedical, Inc.*                            40
  2,900 Ventana Medical Systems, Inc.*                82
 15,300 Visx, Inc.                                   251
  1,600 Vital Signs, Inc.                             53
  2,923 West Pharmaceutical Services, Inc.            66
  2,500 Zoll Medical Corp.                            91
                                                --------
                                                   5,911
                                                --------
 Healthcare-Services--2.8%
  6,300 Ameripath, Inc.*                             105
 11,400 Apria Healthcare Group, Inc.*                267
 29,200 Beverly Enterprises, Inc.*                   161
 16,450 Covance, Inc.*                               174
 17,000 Coventry Health Care, Inc.*                  361
 14,100 Cyber-Care, Inc.*                             40
 21,100 DaVita, Inc.*                                223
  5,000 Gentiva Health Services, Inc.                 64
 29,800 Health Net, Inc.*                            700
 45,100 Humana, Inc.                                 541
  4,600 Impath, Inc.                                 216
  5,020 Laboratory Corp. of America Holdings*        713
  9,100 LifePoint Hospitals, Inc.                    360
 11,800 Lincare Holdings, Inc.                       521
    330 LTC Healthcare, Inc.*                         --
 23,100 Manor Care, Inc.                             393
 12,500 MID Atlantic Medical Services, Inc.          266

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                              Value
--------------------------------------------------------
 10,500 Procurenet, Inc.                        $     --
  8,800 Province Healthcare Co.*                     325
 20,500 Quorum Health Group, Inc.*                   300
  3,700 RehabCare Group, Inc.                        160
 13,250 Renal Care Group, Inc.*                      288
  5,550 Res-Care, Inc.*                               24
  1,100 Rightchoice Managed Care, Inc.                32
  5,300 Sunrise Assisted Living, Inc.*               142
  9,900 Triad Hospitals, Inc.*                       296
 21,022 US Oncology, Inc.*                           100
                                                --------
                                                   6,772
                                                --------
 Holding Companies-Diversified--0.1%
 35,900 Terremark Worldwide, Inc.*                    45
  3,632 Triarc Cos.                                   91
  9,300 Walter Industries, Inc.                       57
                                                --------
                                                     193
                                                --------
 Home Builders--1.6%
 16,900 Centex Corp.                                 598
 13,604 Champion Enterprises, Inc.*                   43
 28,400 Clayton Homes, Inc.                          286
  4,000 Coachmen Industries, Inc.                     34
  2,000 Crossmann Communities, Inc.*                  39
 15,269 D. R. Horton, Inc.                           283
  4,700 Del Webb Corp.                               114
  9,400 Fleetwood Enterprises, Inc.                  117
 12,800 Kaufman & Broad Home Corp.                   402
 14,040 Lennar Corp.                                 445
  6,100 MDC Holdings, Inc.                           171
  4,500 Monaco Coach Corp.                            68
  2,500 NVR, Inc.                                    227
  5,320 Palm Harbor Homes, Inc.*                      84
  8,700 Pulte Corp.                                  336
  3,700 Ryland Group, Inc.                           129
  1,900 Skyline Corp.                                 39
  6,800 Standard-Pacific Corp.                       140
  1,983 Thor Industries, Inc.                         41
  5,900 Toll Brothers, Inc.*                         235
  3,900 Winnebago Industries, Inc.                    47
                                                --------
                                                   3,878
                                                --------
 Home Furnishings--0.6%
  6,600 Applica, Inc.                                 29
  2,400 Bush Industries, Inc.                         30
 11,300 Ethan Allen Interiors, Inc.                  307
  7,700 Fedders Corp.                                 37
 14,300 Furniture Brands International, Inc.*        226
 10,120 Harman International Industries, Inc.        370
  8,900 Kimball International, Inc.                  131
 17,500 La-Z-Boy, Inc.                               249
  2,300 Parkervision, Inc.*                           90
  2,950 Salton, Inc.*                                 53
 22,162 Sunbeam Corp.*                                 8
                                                --------
                                                   1,530
                                                --------


 Shares Description                                 Value
-----------------------------------------------------------
 Household Products/Wares--0.9%
  9,900 Blyth, Inc.                                $    264
  4,200 Central Garden and Pet Co.*                      36
 11,000 Church & Dwight, Inc.                           233
  1,600 CSS Industries, Inc.*                            31
 24,600 Dial Corp.                                      289
  4,100 Fossil, Inc.                                     61
  8,200 Harland (John H.) Co.                           105
  3,600 New England Business Services, Inc.              57
 22,600 Pennzoil-Quaker State Co.                       267
  8,200 Playtex Products, Inc.*                          73
  2,900 Russ Berrie & Co., Inc.                          61
  4,500 Scotts Co. (The), Class A*                      142
  3,700 Standard Register Co.                            44
 16,600 Tupperware Corp.                                303
 10,800 Wallace Computer Services, Inc.                 168
  4,200 Yankee Candle Co., Inc.*                         54
                                                   --------
                                                      2,188
                                                   --------
 Housewares--0.2%
  4,400 Libbey, Inc.                                    126
 20,257 Metromedia International Group, Inc.*            60
  1,300 National Presto Industries, Inc.                 39
  3,950 Oneida Ltd.                                      50
  3,300 Toro Co.                                        110
                                                   --------
                                                        385
                                                   --------
 Insurance--3.0%
 11,200 Alfa Corp.*                                     206
  1,326 Alleghany Corp.                                 252
  2,900 American National Insurance Co.                 202
  5,000 Argonaut Group, Inc.                             89
  3,200 Baldwin & Lyons, Inc., Class B                   61
  3,700 Blanch (EW) Holdings , Inc.                      57
  6,450 Brown & Brown, Inc.                             204
  4,800 CNA Surety Corp.*                                56
  7,200 Commerce Group, Inc.                            179
 10,150 Crawford & Co.                                  122
  4,299 Delphi Financial Group, Inc.*                   152
  7,800 Enhance Financial Services Group                104
  3,400 FBL Financial Group, Inc., Class A               50
 15,394 Fidelity National Financial, Inc.               369
 15,850 First American Corp.*                           345
 16,700 Fremont General Corp.                            45
 11,000 Gallagher, Arthur J. & Co.                      649
  2,024 Great American Financial Resources, Inc.         36
  3,800 Harleysville Group, Inc.                         93
 11,900 HCC Insurance Holdings, Inc.                    290
  3,800 Hilb, Rogal & Hamilton Co.                      151
 11,700 Horace Mann Educators                           193
  8,350 HSB Group, Inc.                                 324
  2,000 Kansas City Life Insurance Co.                   68
  2,800 Landamerica Financial Group, Inc.                84
 10,900 Leucadia National Corp.                         301

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)


 Shares Description                              Value
------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 Insurance--Continued
  4,600 Liberty Corp.                           $    173
  4,000 Liberty Financial Cos., Inc.                 168
  1,700 Markel Corp.*                                253
  5,387 Medical Assurance, Inc.*                      78
  7,700 Mercury General Corp.                        297
  1,300 Midland Co.                                   37
    600 National Western Life Insurance*              53
 17,300 Ohio Casualty Corp.                          142
  1,800 Philadelphia Consolidated Holding Co.         48
  3,800 Pico Holdings, Inc.*                          46
  4,800 PMA Capital Corp., Class A*                   80
  5,800 Presidential Life Corp.                       89
 18,800 Reliance Group Holdings, Inc.                  1
  2,281 RLI Corp.                                     92
  2,700 SCPIE Holdings, Inc.                          56
  7,500 Selective Insurance Group, Inc.              151
  9,200 Stancorp Financial Group, Inc.               398
  3,500 State Auto Financial Corp.                    48
  3,000 Stewart Information Services                  45
  3,800 Triad Guaranty, Inc.*                        110
 10,800 UICI*                                         74
  5,000 W.R. Berkley Corp.                           179
  2,700 Zenith National Insurance Corp.               67
                                                --------
                                                   7,367
                                                --------
 Internet--2.8%
  2,500 1-800-Flowers.com, Inc.*                       9
  8,100 24/7 Media, Inc.                              10
  4,100 About.com, Inc.*                              69
  6,800 Accrue Software, Inc.*                        15
  1,700 Agency.com, Inc.*                             10
  6,600 Allaire Corp.*                                35
  5,500 Allscripts Pharmaceuticals, Inc.              60
  9,600 answerthink, Inc.*                            53
  3,667 Aperian, Inc.*                                 7
  1,900 AppliedTheory Corp.                            2
  5,900 Ask Jeeves, Inc.*                             53
  1,500 Avenue A, Inc.*                                4
 12,265 Avocent Corp.*                               564
  8,300 Axent Technologies, Inc.*                    146
  3,000 barnesandnoble.com, Inc.                       8
  6,800 Be Free, Inc.*                                16
  3,800 Bluestone Software, Inc.*                     60
  3,700 Breakaway Solutions, Inc.*                     9
  4,200 Buy.com                                        4
  1,300 C-Bridge Internet Solutions, Inc.*             6
  1,800 CAIS Internet, Inc.*                           2
  1,500 Caldera Systems, Inc.                          3
  4,900 Calico Commerce, Inc.*                         8
  1,100 Centillium Communications, Inc.*              20
  2,600 Cheap Tickets, Inc.*                          19
  1,400 Chordiant Software, Inc.*                      4


 Shares Description                                       Value
-----------------------------------------------------------------
  6,300 Clarent Corp.                                    $     76
  2,700 click2learn.com, Inc.*                                 28
    900 Coolsavings.com, Inc.*                                  1
  1,200 Corillian Corp.*                                       12
  5,500 Cybersource Corp.*                                     17
  6,300 Cylink Corp.                                           22
  2,900 Cypress Communications, Inc.*                           3
  3,600 Data Return Corp.*                                     20
  2,600 Deltathree.com, Inc.*                                   4
  2,200 Digital Impact, Inc.*                                   6
  6,000 Digital Insight Corp.                                  97
 20,100 Digital Island, Inc.                                   85
  5,800 Digital River, Inc.*                                   20
  1,300 Digitalthink, Inc.*                                    14
  2,700 Digitas, Inc.                                          15
  5,900 Donaldson, Lufkin & Jenrette, Inc.--DLJ Direct         22
  6,100 Drugstore.Com, Inc.*                                   11
  8,100 DSL.Net, Inc.*                                          9
  3,400 E-Loan, Inc.*                                           4
 11,400 e.MedSoft.com, Inc.*                                   13
  1,500 Ebenx, Inc.*                                           15
  7,000 Egain Communications Corp.*                            18
  2,000 eMerge Interactive, Inc., Class A                      11
  1,200 Envision Development Corp.*                             3
  1,500 ePlus, Inc.*                                           15
  1,200 Eprise Corp.*                                           4
  2,600 Espeed, Inc., Class A*                                 36
 16,700 EToys, Inc.                                            24
  1,900 Expedia, Inc.*                                         26
  1,200 Extensity, Inc.*                                        9
  4,900 F5 Networks, Inc.*                                    122
  1,500 Firepond, Inc.*                                        11
  2,900 Firstworld Communications, Inc.                         3
  7,600 Frontline Capital Group*                               96
  6,400 Globalnet Financial.com, Inc.                          14
    785 GlobalSCAPE, Inc.                                      --
  5,200 Globix Corp.                                           14
  7,500 GoTo.Com, Inc.*                                        85
  1,300 Gric Communications, Inc.*                              3
  9,600 High Speed Access Corp.*                               17
  4,600 Hollywood.com, Inc.*                                   26
  1,600 Hotel Reservations Network, Inc.                       40
  5,300 HotJobs.com Ltd.                                       64
  3,100 Ibasis, Inc.*                                          13
  3,100 iBEAM Broadcasting Corp.*                               5
 18,800 IndyMac Bancorp, Inc.                                 385
  6,200 Information Architects Corp.*                          19
 13,800 Interliant, Inc.                                       92
 13,700 Internet Pictures Corp.*                               25
  3,200 internet.com Corp.*                                    24
  5,600 InterWorld Corp.                                        7
 10,000 Interwoven, Inc.*                                     551
  4,800 Intranet Solutions, Inc.*                             178
  4,600 Intraware, Inc.*                                       14

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                               Value
---------------------------------------------------------
  1,800 ITXC Corp.*                              $     11
  6,000 iVillage, Inc.*                                 8
 12,100 iXL Enterprises, Inc.                          15
  5,600 Juno Online Services, Inc.                     13
  5,608 Jupiter Media Metrix, Inc.*                    52
  4,900 Keynote Systems, Inc.*                         89
  4,200 Lante Corp.*                                    8
  3,300 LifeMinders, Inc.*                             19
 11,800 Looksmart Ltd.*                                48
  1,400 Loudeye Technologies, Inc.                      3
 12,100 Mail.com, Inc.*                                12
  4,100 Marimba, Inc.*                                 21
  1,100 Marketwatch.com, Inc.*                          5
  1,600 Matrixone, Inc.                                18
  1,800 Mcafee.com, Inc.                               11
  3,500 Mediaplex, Inc.*                                4
  2,900 MedicaLogic/Medscape, Inc.*                     7
  3,000 Modem Media, Inc.*                             11
  5,900 MP3.com, Inc.*                                 35
  4,700 Multex.com, Inc.                               43
  7,000 MyPoints.com, Inc.*                            11
  3,700 National Discount Brokers Group, Inc.*        181
  4,800 National Information Consortium, Inc.*         10
 10,300 NBC Internet, Inc.                             44
  4,000 Neoforma.com, Inc.                              6
  3,800 Net Perceptions, Inc.                          11
  6,900 Net.B@nk, Inc.                                 47
  1,300 Net.Genesis Corp.*                              4
  3,100 Net2Phone, Inc.*                               37
  6,600 Netcentives, Inc.*                             25
  1,000 NetCreations, Inc.*                             6
  7,450 Netegrity, Inc.*                              344
  3,200 Netobjects, Inc.                                4
  4,100 Netopia, Inc.                                  18
  2,300 Netpliance, Inc.*                               2
  1,100 Netratings, Inc.*                              16
  1,100 NetSol International, Inc.*                    11
  9,000 Network Commerce, Inc.*                        12
 10,700 NetZero, Inc.                                  12
  9,200 NextCard, Inc.*                                76
  2,600 Niku Corp.*                                    21
  5,900 ON2.COM, Inc.*                                  7
  2,300 Onvia.com, Inc.*                                3
 10,300 Open Market, Inc.                              14
  2,200 Opus360 Corp.*                                  1
  1,800 Organic, Inc.                                   4
  3,800 PC-Tel, Inc.*                                  38
  7,000 Pegasus Solutions, Inc.                        69
  3,100 Persistence Software, Inc.*                    21
  1,200 Predictive Systems, Inc.*                      11
  1,100 Preview Systems, Inc.*                          3
  3,500 Primus Knowledge Solutions, Inc.*              26
  6,000 Prodigy Communications Corp., Class A          15
  3,800 Project Software & Development, Inc.           38


 Shares Description                             Value
-------------------------------------------------------
  6,100 PurchasePro.com, Inc.*                 $     85
  3,700 QRS Corp.*                                   27
  6,500 Quokka Sports, Inc.*                          9
  4,200 Ramp Networks, Inc.*                         16
  8,200 Rare Medium Group, Inc.                      22
  3,274 Razorfish, Inc.                               8
  1,500 Register.com, Inc.*                           9
 13,598 Retek, Inc.*                                284
 17,800 Rhythms Netconnections, Inc.*                19
  1,100 Saba Software, Inc.*                         15
  5,600 Sciquest.com, Inc.*                          11
  7,200 Secure Computing Corp.                       84
  1,200 Seebeyond Technology Corp.*                  10
  1,200 Selectica, Inc.*                             24
  1,300 Sequoia Software Corp.*                       3
    526 Siti-Sites.com, Inc.*                        --
  1,100 Smartserv Online, Inc.*                       9
  8,200 Softnet Systems, Inc.                        17
  6,700 SonicWall, Inc.*                            111
  5,200 SportsLine.com, Inc.*                        41
  8,600 Stamps.com, Inc.*                            23
 10,500 StarMedia Network, Inc.                      33
  1,600 Switchboard, Inc.*                            6
  5,200 Teligent, Inc., Class A                       9
  4,400 Travelocity.com, Inc.                        52
  5,900 Trizetto Group, Inc.*                       103
  2,700 Tumbleweed Communications Corp.*             40
  4,900 U.S. Interactive, Inc.*                       2
    800 Uproar, Inc.*                                 1
  1,100 Valueclick, Inc.*                             4
  6,300 Ventro Corp.*                                12
  8,300 Verity, Inc.                                121
  1,100 Versata, Inc.*                                8
  4,300 Via Net.Works, Inc.*                         28
  3,200 Viador, Inc.*                                 5
 11,000 Viant Corp.*                                 48
  2,100 Vicinity Corp.*                               6
  3,400 WatchGuard Technologies                      77
  1,200 Websense, Inc.*                              14
  3,700 WebTrends Corp.                              96
 20,800 Wit Soundview Group, Inc.*                  109
  4,900 Women.com Networks, Inc.*                     2
  3,900 Worldgate Communications                     28
  2,500 XPedior, Inc.*                                2
  4,800 Zixit Corp.                                  54
                                               --------
                                                  6,912
                                               --------
 Investment Companies--0.3%
 23,100 Allied Capital Corp.                        472
  6,200 American Capital Strategies Ltd.            132
  5,500 Ampal American Israel Corp., Class B         36
                                               --------
                                                    640
                                               --------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)


 Shares Description                              Value
------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 Iron/Steel--0.4%
 23,700 AK Steel Holding Corp.                  $    216
 38,106 Bethlehem Steel Corp.                         86
  5,300 Carpenter Technology Corp.                   176
  3,000 Cleveland Cliffs, Inc.                        60
  2,200 Gibraltar Steel Corp.                         30
 28,800 LTV Corp.                                     14
  5,800 National Steel Corp.                          10
  5,675 Reliance Steel & Aluminum Co.                136
  6,593 Ryerson Tull, Inc.                            50
 12,300 Steel Dynamics, Inc.*                        123
  9,300 Weirton Steel Corp.                           14
                                                --------
                                                     915
                                                --------
 Leisure Time--0.5%
  2,900 American Classic Voyager                      38
  5,150 Arctic Cat, Inc.                              59
  7,000 Bally Total Fitness Holding Corp.*           196
 21,700 Callaway Golf Co.                            384
  3,750 Direct Focus, Inc.*                          161
  6,900 Polaris Industries, Inc.                     254
  6,700 WMS Industries, Inc.                         117
                                                --------
                                                   1,209
                                                --------
 Lodging--0.5%
 10,700 Aztar Corp.*                                 155
  7,600 Boca Resorts, Inc., Class A*                 116
 10,900 Boyd Gaming Corp.*                            42
 15,200 Choice Hotels International, Inc.*           178
  4,000 Crestline Capital Corp.*                      96
 20,400 Extended Stay America, Inc.*                 254
  6,259 Marcus Corp.                                  92
 13,000 Prime Hospitality Corp.                      133
  9,800 Station Casinos, Inc.*                       182
 43,300 Wyndham International, Inc., Class A*         65
                                                --------
                                                   1,313
                                                --------
 Machinery-Construction & Mining--0.1%
  4,400 Astec Industries, Inc.*                       48
 11,800 JLG Industries, Inc.                         172
  7,400 Terex Corp.                                   96
                                                --------
                                                     316
                                                --------
 Machinery-Diversified--1.6%
 17,200 Agco Corp.                                   168
  4,970 Albany International Corp., Class A*          49
  5,700 Applied Industrial Technologies, Inc.        101
  6,200 Briggs & Stratton Corp.                      230
  4,900 Brooks Automation, Inc.*                     111
  3,600 Columbus Mckinnon Corp.                       37
 11,900 Cummins Engine Co., Inc.                     420
 10,778 Flowserve Corp.                              226
  3,750 Gardner Denver, Inc.*                         62


 Shares Description                                  Value
------------------------------------------------------------
  5,600 Gerber Scientific, Inc.                     $     39
  5,845 Graco, Inc.                                      212
  8,625 Idex Corp.                                       279
 10,200 Imation Corp.*                                   162
  3,350 Lindsay Manufacturing Co.                         66
  5,400 Magnetek, Inc.*                                   70
  7,087 Manitowoc Co., Inc.                              177
  1,900 NACCO Industries, Inc.                            73
  8,000 Nordson Corp.                                    225
  8,000 Presstek, Inc.*                                  104
  2,248 Robbins & Myers, Inc.                             53
  2,200 Satcon Technology Corp.*                          23
  5,700 Sauer-Danfoss, Inc.                               41
  8,100 Stewart & Stevenson Services                     171
  4,600 Tecumseh Products Co., Class A                   188
  2,600 Tennant Co.                                      116
  1,700 Thermo Fibertek, Inc.*                             7
  4,450 Thomas Industries, Inc.                           98
 12,400 Unova, Inc.*                                      50
  7,200 Zebra Technologies Corp.*                        301
                                                    --------
                                                       3,859
                                                    --------
 Media--1.8%
  2,600 4 Kids Entertainment, Inc.*                       28
  3,300 Ackerley Group, Inc.                              28
  2,900 Acme Communications, Inc.*                        25
  9,400 Actv, Inc.*                                       63
  2,400 Beasley Broadcasting Group, Inc., Class A         19
 10,600 Citadel Communications Corp.*                    109
  2,900 Crown Media Holdings, Inc.*                       40
 10,100 Cumulus Media, Inc.                               43
 11,400 Hollinger International, Inc., Class A           164
  7,700 Houghton Mifflin Co.                             282
  2,700 Information Holdings, Inc.*                       56
 11,300 Insight Communications                           149
 13,000 Journal Register Co.*                            218
 12,600 Lee Enterprises, Inc.                            352
  3,500 Lodgenet Entertainment Corp.                      48
  2,700 Martha Stewart Living Omnimedia, Inc.*            61
  5,400 McClatchy Co., Class A                           219
  5,600 Media General, Inc., Class A                     199
  5,700 Mediacom Communications Corp.*                    82
 10,700 Meredith Corp.                                   328
  2,500 On Command Corp.*                                 18
  9,500 Paxson Communications Corp.*                      92
  5,900 Playboy Enterprises, Inc., Class B*               63
  3,800 Private Media Group, Inc.*                        27
  2,500 Pulitzer, Inc.                                   103
  4,600 Regent Communications, Inc.*                      21
  1,875 Saga Communications, Inc.*                        29
  6,800 Salem Communications Corp.*                       68
  4,100 Scholastic Corp.*                                298
 13,100 Sinclair Broadcast Group, Inc.*                  115
  9,800 Sirius Satellite Radio, Inc.*                    315

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                                       Value
-----------------------------------------------------------------
  8,800 Spanish Broadcasting System, Inc.*               $     42
  4,400 Tivo, Inc.*                                            41
  1,200 United Television, Inc.                               148
    600 Value Line, Inc.                                       22
 13,100 Wiley (John) & Sons, Inc., Class A                    262
  6,300 Wink Communications, Inc.*                             64
  3,500 World Wrestling Federation Entertainment, Inc.         47
 10,100 Worldpages.com, Inc.*                                  23
  3,500 XM Satellite Radio Holdings, Inc.                      46
  3,500 Young Broadcasting, Inc.*                              96
                                                         --------
                                                            4,453
                                                         --------
 Metal Fabricate/Hardware--0.9%
  3,966 Commercial Metals Co.                                  97
  8,600 Kaydon Corp.                                          196
  1,500 Lawson Products                                        38
  5,200 Maverick Tube Corp.*                                   66
  7,200 Metals USA, Inc.                                       18
  9,900 Mueller Industries, Inc.*                             228
  4,900 NS Group, Inc.                                         30
  1,800 Penn Engineering & Manufacturing Corp.                 69
 14,200 Precision Castparts Corp.                             501
  3,900 Quanex Corp.                                           74
  4,900 Shaw Group, Inc. (The)                                302
 14,200 Timken Co.                                            191
  4,100 Valmont Industries, Inc.                               75
  2,400 Wolverine Tube, Inc.*                                  31
 20,300 Worthington Industries, Inc.                          187
                                                         --------
                                                            2,103
                                                         --------
 Mining--0.5%
  8,100 Amcol International Corp.                              52
 38,000 Battle Mountain Gold Co.                               59
  4,700 Brush Engineered Materials, Inc.                       90
  3,500 Century Aluminum Co.                                   25
 36,400 Freeport-McMoran Copper & Gold, Inc.                  294
  8,400 Kaiser Aluminum Corp.                                  40
  5,400 RTI International Metals, Inc.                         71
  7,300 Southern Peru Copper Corp.                             90
 11,100 Stillwater Mining Co.                                 374
 23,300 USEC, Inc.                                            106
                                                         --------
                                                            1,201
                                                         --------
 Miscellaneous Manufacturing--2.1%
 11,275 Actuant Corp.                                          41
 10,300 Aptargroup, Inc.                                      257
  4,800 Barnes Group, Inc.                                     91
  1,123 Blount International Inc.*                              9
  8,700 Carlisle Cos., Inc.                                   368
  7,050 Clarcor, Inc.                                         126
  6,100 Concord Camera Corp.                                  122
  1,000 CoorsTek, Inc.*                                        24
  4,750 Cuno, Inc.*                                           137
 11,400 Donaldson Co., Inc.                                   284


 Shares Description                              Value
--------------------------------------------------------
  3,300 ESCO Technologies, Inc.*                $     59
 13,000 Federal Signal Corp.                         279
  1,840 GenTek, Inc.                                  27
  7,500 Griffon Corp.*                                47
 11,500 Harsco Corp.                                 245
  5,400 Hexcel Corp.                                  50
  8,800 Lancaster Colony Corp.                       228
  4,000 Matthews International Corp., Class A        115
  4,714 Myers Industries, Inc.                        57
 11,700 National Service Industries, Inc.            241
    700 NCH Corp.                                     28
 14,930 Pittston Brink's Group                       226
 13,000 Polaroid Corp.                                97
  6,000 Polymer Group, Inc.                           34
  8,800 Roper Industries, Inc.                       272
  3,600 Scott Technologies, Inc.                      72
  6,100 Smith (A.O.) Corp.                           101
  3,628 SPS Technologies, Inc.*                      178
  3,200 Standex International Corp.                   63
  5,600 Sturm Ruger & Co., Inc.                       45
  1,700 SurModics, Inc.*                              75
 11,000 Teleflex, Inc.                               436
  7,300 Tredegar Corp.*                              124
 10,900 Trinity Industries, Inc.                     270
 22,100 U.S. Industries, Inc.                        148
  7,994 WABTEC Corp.                                  72
                                                --------
                                                   5,048
                                                --------
 Office Furnishings--0.2%
  1,200 Compx International, Inc.                     15
 15,400 HON Industries, Inc.                         374
 13,100 Interface, Inc.                              110
                                                --------
                                                     499
                                                --------
 Office/Business Equipment--0.1%
 42,000 Ikon Office Solutions, Inc.                  126
                                                --------
 Oil & Gas Producers--2.6%
  2,500 Atwood Oceanics, Inc.*                        79
  8,340 Barrett Resources Corp.*                     322
  3,900 Basin Exploration, Inc.*                      79
  4,400 Belco Oil & Gas Corp.*                        38
  5,200 Berry Petroleum Co.                           80
  8,300 Brown (Tom), Inc.*                           222
  7,600 Cabot Oil & Gas Corp., Class A               151
  1,700 Callon Petroleum Co.*                         24
 34,854 Chesapeake Energy Corp.                      203
  1,300 Clayton Williams Energy, Inc.                 28
  5,600 Comstock Resources, Inc.*                     48
 20,000 Cross Timbers Oil Co.                        398
  4,700 Denbury Resources, Inc.*                      34
  8,400 EEX Corp.                                     28
  4,200 Evergreen Resources, Inc.*                   115
  3,800 Forcenergy, Inc.*                             76
  9,500 Forest Oil Corp.                             118

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)


 Shares Description                              Value
------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 Oil & Gas Producers--Continued
  8,000 Frontier Oil Corp.                      $     45
 51,700 Grey Wolf, Inc.*                             200
  2,500 Houston Exploration Co.*                      66
  4,700 HS Resources, Inc.*                          152
 27,900 Key Energy Services, Inc.*                   202
  3,200 KEY Production Co., Inc.*                     77
  6,056 Louis Dreyfus Natural Gas*                   195
  4,600 McMoran Exploration Co.*                      48
  4,576 Meridian Resource Corp.*                      28
  5,900 Mitchell Energy & Development Corp.          275
  4,400 Nuevo Energy Co.*                             70
 21,800 Parker Drilling Co.                           87
  4,000 Patina Oil & Gas Corp.                        72
  9,800 Patterson Energy, Inc.*                      229
  2,000 Penn Virginia Corp.                           54
  4,500 Pennaco Energy, Inc.*                         52
 28,600 Pioneer Natural Resources Co.                415
  4,600 Plains Resources, Inc.*                       83
 11,600 Pogo Producing Co.                           263
  1,700 Prima Energy Corp.                            65
  1,000 Prize Energy Corp.*                           16
 14,400 Pure Resources, Inc.*                        254
  2,700 Spinnaker Exploration Co.*                    70
  8,000 St. Mary Land & Exploration Co.              184
  4,800 Stone Energy Corp.                           241
  5,820 Swift Energy Co.*                            178
  8,900 Tesoro Petroleum Corp.                        84
  9,200 Unit Corp.                                   117
  8,100 UTI Energy Corp.                             181
 14,100 Vintage Petroleum, Inc.                      271
  3,730 Wd-40 Co.                                     75
                                                --------
                                                   6,392
                                                --------
 Oil & Gas Services--0.6%
  7,000 CAL Dive International, Inc.*                137
  1,400 Carbo Ceramics, Inc.                          36
  2,700 Dril-Quip, Inc.*                              62
  9,704 Friede Goldman Halter, Inc.*                  39
  2,200 Gulf Island Fabrication, Inc.                 35
 11,100 Input/Output, Inc.*                           89
  6,800 Lone Star Technologies, Inc.                 181
 19,960 Newpark Resources*                           151
  5,900 Oceaneering International, Inc.*              94
  3,800 RPC, Inc.                                     49
  4,900 Seacor Smit, Inc.*                           206
  5,300 Seitel, Inc.                                  74
 12,800 Superior Energy Services, Inc.               115
  2,300 Universal Compression Holdings, Inc.*         76
  8,200 Veritas DGC, Inc.*                           201
                                                --------
                                                   1,545
                                                --------


 Shares Description                               Value
---------------------------------------------------------
 Packaging & Containers--0.6%
  8,400 Ball Corp.                               $    327
  8,400 Earthshell Corp.*                              26
 15,500 Gaylord Container Corp., Class A*              21
  3,800 Greif Brothers Corp., Class A                 112
  5,800 Ivex Packaging Corp.*                          51
    900 Liqui-Box Corp.                                36
 14,900 Longview Fibre Co.                            200
 13,400 Packaging Corp. of America                    197
 48,800 Pactiv Corp.                                  570
                                                 --------
                                                    1,540
                                                 --------
 Pharmaceuticals--4.7%
  3,400 Accredo Health, Inc.*                         137
  7,500 Advance Paradigm, Inc.*                       248
 14,500 Alliance Pharmaceutical Corp.*                124
  1,500 Allos Therapeutics, Inc.*                      13
  7,300 Alpharma, Inc., Class A                       249
 14,900 Amerisource Health Corp.*                     734
 16,200 Amylin Pharmaceuticals, Inc.*                 174
  1,100 Antigenics Inc.                                13
  5,200 Aradigm Corp.*                                 79
  5,850 Barr Laboratories, Inc.*                      353
 38,800 Bergen Brunswig Corp., Class A                584
  7,310 Bindley Western Industries, Inc.              230
  5,100 BioMarin Pharmaceuticals, Inc.*                50
  4,300 Biomatrix, Inc.*                               87
  3,900 Biopure Corp.                                  88
  2,774 Block Drug Co., Inc., Class A                 146
  2,000 Bone Care International, Inc.*                 47
  5,800 Carter-Wallace, Inc.                          174
  6,200 Cell Pathways, Inc.*                           33
  8,500 Cell Therapeutics, Inc.*                      363
  8,500 Connetics Corp.*                               41
  6,000 Corixa Corp.*                                 188
  4,900 Coulter Pharmaceutical, Inc.*                 152
  7,800 Cubist Pharmaceuticals, Inc.                  254
  4,500 CV Therapeutics, Inc.*                        315
  6,900 Cygnus, Inc.*                                  35
  3,900 Dusa Pharmaceuticals, Inc.*                    80
     39 Elan Corp.*                                     2
  4,200 Emisphere Technologies, Inc.                  112
  4,800 Geltex Pharmaceuticals, Inc.*                 267
  5,200 Genta, Inc.*                                   38
  6,700 Guilford Pharmaceuticals, Inc.*               138
  3,666 Herbalife International, Inc., Class A         27
  2,800 Hyseq, Inc.*                                   34
  7,200 Ilex Oncology, Inc.                           202
  6,800 Immune Response Corp.                          25
  9,900 Immunogen, Inc.                               249
  2,200 Intrabiotics Pharmaceuticals, Inc.*            31
 11,100 Isis Pharmaceuticals, Inc.*                   101
  2,900 KOS Pharmaceuticals, Inc.                      64

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                               Value
---------------------------------------------------------
  5,225 KV Pharmaceutical Co.*                   $    140
 15,358 Ligand Pharmaceuticals, Inc.*                 193
  7,400 Matrix Pharmaceuticals, Inc.                  122
  8,600 Medicis Pharmaceutical*                       546
  4,700 MGI Pharma, Inc.                               95
  4,000 Miravant Medical Technologies*                 72
 10,200 Nabi, Inc.                                     49
 16,400 NBTY, Inc.*                                    75
  6,800 NEO RX Corp.                                   47
  5,900 Neurocrine Biosciences, Inc.                  172
  4,000 Neurogen Corp.                                121
  5,500 Noven Pharmaceuticals, Inc.                   139
  5,800 NPS Pharmaceuticals, Inc.                     225
 26,500 Omnicare, Inc.                                434
  6,700 OSI Pharmaceuticals, Inc.*                    376
 17,800 Perrigo Co.*                                  125
  5,800 Pharmacopeia, Inc.                            125
  4,600 Pharmacyclics, Inc.*                          198
  2,400 Praecis Pharmaceuticals, Inc.*                 60
  6,600 Priority Healthcare Corp., Class B*           180
  4,600 Sangstat Medical Corp.*                        36
  9,100 Sciclone Pharmaceuticals, Inc.                 36
 12,700 SICOR, Inc.*                                  190
  5,600 Star Scientific, Inc.*                         16
  7,400 SuperGen, Inc.*                               128
  5,400 Syncor International Corp.*                   162
  7,500 Theragenics Corp.*                             32
  6,700 Titan Pharmaceuticals, Inc.                   241
  9,600 Triangle Pharmaceuticals, Inc.*                52
  4,500 Trimeris, Inc.                                308
  3,200 Tularik, Inc.*                                 88
  6,100 Twinlab Corp.*                                 10
  4,200 United Therapeutics Corp.                     203
  8,500 Valentis, Inc.*                                65
  2,300 Vaxgen, Inc.*                                  49
  9,300 Vivus, Inc.                                    19
                                                 --------
                                                   11,410
                                                 --------
 Pipelines--0.1%
  3,200 Midcoast Energy Resources, Inc.                62
  7,600 Transmontaigne, Inc.*                          23
  5,700 Western Gas Resources, Inc.                   139
                                                 --------
                                                      224
                                                 --------
 Real Estate--0.6%
 30,500 Catellus Development Corp.*                   561
  5,800 CB Richard Ellis, Inc.*                        87
  4,500 Forest City Enterprises, Inc.                 179
  5,233 Insignia Financial Group, Inc.*                57
  8,900 Jones Lang LaSalle, Inc.*                     124
  6,600 LNR Property Corp.                            136
  9,400 Security Capital Group, Inc., Class B*        180
  7,100 Trammell Crow Co.*                             85
                                                 --------
                                                    1,409
                                                 --------


 Shares Description                                 Value
-----------------------------------------------------------
 Real Estate Investment Trusts--6.0%
    970 Alexander's, Inc.*                         $     68
  3,700 Alexandria Real Estate Equities                 135
  5,100 American Industrial Properties Reit              67
  4,300 AMLI Residential Properties                      87
 17,200 Arden Realty, Inc.                              420
  5,400 Bedford Property Investors, Inc.                107
  4,900 Boykin Lodging Co.                               43
  9,800 Brandywine Realty Trust                         192
 13,024 BRE Properties, Inc., Class A                   418
  9,300 Burnham Pacific Properties, Inc.                 44
 11,700 Cabot Industrial Trust                          222
 11,033 Camden Property Trust                           343
  6,000 Capital Automotive                               75
  5,086 Capstead Mortgage Corp.                          53
  7,200 CBL & Associates Properties, Inc.               165
  6,000 Centerpoint Properties Corp.                    278
  6,200 Charles E. Smith Residental Realty, Inc.        282
  6,200 Chateau Communities, Inc.                       171
  4,600 Chelsea GCA Realty, Inc.                        162
  6,300 Colonial Properties Trust                       158
  8,700 Commercial Net Lease Realty                      87
 11,300 Cornerstone Realty Income Trust, Inc.           121
 34,100 Corrections Corp. of America                     13
 11,300 Cousins Properties, Inc.                        311
 15,800 Developers Diversified Realty Corp.             192
  4,500 Eastgroup Properties, Inc.                       89
  4,300 Entertainment Properties Trust                   50
 10,600 Equity Inns, Inc.                                60
  5,300 Essex Property Trust, Inc.                      279
 11,400 Federal Realty Investment Trust                 219
 13,600 FelCor Lodging Trust, Inc.                      301
 11,100 First Industrial Realty Trust, Inc.             355
  2,400 First Washington Realty Trust, Inc.              61
 16,200 Franchise Finance Corp. of America              355
  6,700 Gables Residential Trust                        173
  8,400 Glenborough Realty Trust, Inc.                  128
  6,900 Glimcher Realty Trust                            85
  4,800 Great Lakes Reit, Inc.                           79
 13,922 Health Care Property Investors, Inc.            379
  8,200 Health Care REIT, Inc.                          138
 11,599 Healthcare Realty Trust, Inc.                   208
 16,900 Highwoods Properties, Inc.                      369
  6,100 Home Properties of New York, Inc.               175
 14,600 Hospitality Properties Trust                    316
 38,000 HRPT Properties Trust                           242
 10,000 Innkeepers USA Trust                            101
  9,100 IRT Property Co.                                 73
  9,350 JDN Realty Corp.                                 98
  3,500 JP Realty, Inc.                                  54
  7,600 Kilroy Realty Corp.                             204
  7,700 Koger Equity, Inc.                              120
  3,100 LaSalle Hotel Properties                         43
  4,900 Lexington Corporate Properties Trust             55

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)


 Shares Description                                  Value
------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 Real Estate Investment Trusts--Continued
  9,000 Macerich Co. (The)                          $    173
  5,200 Manufactured Home Communities                    132
 41,300 Meditrust Corp.                                  108
 10,142 Meristar Hospitality Corp.                       191
  5,100 Mid-America Apartment Communities, Inc.          108
  4,500 Mills Corp.                                       75
  3,900 National Golf Properties, Inc.                    77
  7,000 National Health Investors, Inc.                   44
 13,300 Nationwide Health Properties, Inc.               180
 25,200 New Plan Excel Realty Trust                      343
  5,500 Pacific Gulf Properties, Inc.                    150
  5,700 Pan Pacific Retail Properties, Inc.              118
  2,800 Parkway Properties, Inc.                          78
  3,600 Pennsylvania Real Estate Investment Trust         68
 10,500 Prentiss Properties Trust                        263
  2,700 Prime Group Realty Trust                          41
  6,700 PS Business Parks, Inc.                          180
  7,700 Realty Income Corp.                              185
 16,000 Reckson Associates Realty                        375
  8,900 Regency Realty Corp.                             194
  7,000 RFS Hotel Investors, Inc.                         89
  3,100 Saul Centers, Inc.                                50
  3,800 Senior Housing Properties Trust                   35
  8,600 Shurgard Storage Centers, Inc.                   198
  6,300 SL Green Realty Corp.                            172
  3,500 Sovran Self Storage, Inc.                         63
  7,800 Storage USA, Inc.                                213
  7,100 Summit Properties, Inc.                          172
  5,000 Sun Communities, Inc.                            155
  1,500 Tanger Factory Outlet Centers                     30
  9,800 Taubman Centers, Inc.                            102
  4,600 Town & Country Trust                              80
 29,800 United Dominion Realty Trust                     281
  3,000 Urban Shopping Centers, Inc.                     144
 17,300 Ventas, Inc.                                      78
 10,300 Washington Real Estate Investment Trust          218
  7,700 Weingarten Realty Investors                      319
  8,300 Westfield America, Inc.                          107
                                                    --------
                                                      14,612
                                                    --------
 Retail--5.3%
  3,457 99 Cents Only Stores*                             80
 26,800 Abercrombie & Fitch Co.                          559
  6,300 American Eagle Outfitters, Inc.*                 278
 18,300 American Greetings Corp., Class A                168
  8,500 Ames Department Stores, Inc.*                     17
  7,300 Anntaylor Stores Corp.                           151
  6,500 Applebees International, Inc.                    215
 14,500 Barnes & Noble, Inc.*                            393
    700 Bebe Stores, Inc.*                                14
 10,200 Bob Evans Farms, Inc.                            208


 Shares Description                                Value
----------------------------------------------------------
 22,600 Borders Group, Inc.*                      $    290
  5,200 Brown Shoe Co., Inc.                            56
  2,100 Buca, Inc.*                                     33
  2,300 Buckle, Inc.*                                   41
  4,980 Burlington Coat Factory Warehouse Corp.         68
 12,600 Casey's General Stores, Inc.                   148
  7,400 Cash America International, Inc.                31
  3,900 Cato Corp., Class A                             53
 16,300 CBRL Group, Inc.                               353
  7,775 CEC Entertainment, Inc.*                       259
 27,200 Charming Shoppes, Inc.                         153
  7,650 Cheesecake Factory (The), Inc.*                331
  3,900 Chico's FAS, Inc.                               95
  4,900 Children's Place*                              130
 11,700 Claire's Stores, Inc.                          217
    800 Coldwater Creek, Inc.*                          20
  6,886 Consolidated Products, Inc.                     52
 10,700 Copart, Inc.*                                  182
  6,025 Cost Plus, Inc.*                               161
  5,400 CSK Auto Corp.*                                 16
 25,300 Dillard's, Inc., Class A                       278
  4,300 Dress Barn, Inc.*                              101
  5,100 Duane Reade, Inc.*                             144
  1,600 Electronics Boutique Holdings Corp.*            27
  3,600 Factory 2-U Stores, Inc.*                      132
  5,300 Footstar, Inc.*                                226
  2,500 Fred's, Inc.                                    50
  6,200 Genesco, Inc.*                                 132
  4,500 Group 1 Automotive, Inc.*                       41
  6,300 Guitar Center, Inc.*                            72
 42,800 Hanover Direct, Inc.*                           11
  4,700 Haverty Furniture Cos.                          50
  9,200 Hollywood Entertainment Corp.*                   9
  2,500 HOT Topic, Inc.*                                93
  5,800 IHOP Corp.*                                    116
  9,362 Insight Enterprises, Inc.*                     206
  7,900 Intertan, Inc.*                                 93
 11,000 Jack in the Box, Inc.*                         297
  2,100 Kenneth Cole Productions, Inc.*                 93
    900 Krispy Kreme Doughnuts, Inc.                    63
  6,400 Landry's Seafood Restaurant                     58
  3,800 Lands' End, Inc.*                               95
 11,500 Linens 'N Things, Inc.                         316
  7,200 Lone Star Steakhouse & Saloon                   57
  8,500 Longs Drug Stores, Inc.                        169
  6,500 Luby's, Inc.                                    31
  9,228 Men's Wearhouse, Inc.*                         216
  9,400 Michaels Stores, Inc.*                         240
  7,700 Musicland Stores Corp.*                         50
 10,500 Neiman-Marcus Group, Inc.                      316
  2,500 NPC International, Inc.*                        26
 12,900 NU Skin Enterprises, Inc., Class A*             60
  4,000 O'Charleys, Inc.*                               70

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                                Value
----------------------------------------------------------
 10,300 O'Reilly Automotive, Inc.*                $    171
 32,500 OfficeMax, Inc.*                                77
  1,800 P.F. Chang's China Bistro, Inc.*                66
  9,162 Pacific Sunwear of California, Inc.*           204
  5,350 Papa John's International, Inc.*               142
  6,400 Payless Shoesource, Inc.*                      427
  1,400 PC Connection, Inc.*                            24
 13,500 PEP Boys-Manny Moe & Jack                       55
 32,000 Petsmart, Inc.*                                 86
 27,700 Pier 1 Imports, Inc.                           306
    600 Pricesmart, Inc.*                               18
  4,700 Rare Hospitality International, Inc.*          121
  9,900 Regis Corp.                                    155
 17,800 Ruby Tuesday, Inc.                             270
  9,400 Ryan's Family Steak Houses, Inc.*               83
  5,000 School Specialty, Inc.*                         83
  8,300 ShopKo Stores, Inc.                             50
  3,400 Smart & Final, Inc.                             26
  5,700 Sonic Automotive, Inc.*                         46
  5,050 Sonic Corp.*                                   197
  4,300 Spiegel, Inc., Class A                          22
  7,700 Stein Mart, Inc.*                              107
 10,600 Sunglass Hut International, Inc.*               77
  2,800 Systemax, Inc.*                                  4
  8,800 Too, Inc.                                      146
  8,850 Trans World Entertainment Corp.*                72
  2,900 Tuesday Morning Corp.*                          14
  4,500 Tweeter Home Entertainment Group, Inc.*         73
  2,400 Ultimate Electronics, Inc.                      65
  1,500 United Auto Group, Inc.*                        11
  4,400 Value City Department Stores, Inc.*             30
 39,700 Venator Group, Inc.                            533
  3,600 Whitehall Jewellers, Inc.*                      25
  2,900 Wilsons The Leather Experts, Inc.*              48
 10,100 Zale Corp.                                     242
                                                  --------
                                                    12,786
                                                  --------
 Savings & Loans--2.2%
  8,300 American Financial Holdings, Inc.              157
  6,700 Anchor Bancorp Wisconsin, Inc.                 100
  1,900 Andover Bancorp, Inc.                           57
 13,100 Astoria Financial Corp.                        586
  9,300 Bank United Corp., Class A                     540
  6,500 BankAtlantic Bancorp, Inc.                      24
  3,700 Brookline Bancorp, Inc.                         40
  9,800 Capitol Federal Financial                      145
 15,800 Commercial Federal Corp.                       265
  3,300 Dime Community Bancshares, Inc.                 67
  6,106 Downey Financial Corp.                         278
  4,300 First Federal Capital Corp.                     49
  3,800 First Financial Holdings, Inc.                  63
  2,657 First Indiana Corp.                             61
  3,500 First Niagara Financial Group, Inc.             33
  9,995 First Sentinel Bancorp, Inc.                    97


 Shares Description                          Value
----------------------------------------------------
  5,000 Firstfed Financial Corp.            $    133
  6,506 Harbor Florida Bancshares, Inc.           79
 18,900 Independence Community Bank              272
  6,688 MAF Bancorp, Inc.                        147
  4,750 New York Community Bancorp, Inc.         147
  4,200 Northwest Bancorp, Inc.                   34
  3,300 OceanFirst Financial Corp.                69
 10,300 Ocwen Financial Corp.*                    59
  7,900 People's Bank                            159
  3,600 PFF Bancorp, Inc.                         65
  7,800 Richmond County Financial Corp.          163
 18,600 Roslyn Bancorp, Inc.                     438
  7,200 Seacoast Financial Services Corp.         71
 10,400 Staten Island Bancorp, Inc.              198
  9,600 United Community Financial Corp.          64
 15,000 Washington Federal, Inc.                 342
 14,500 Webster Financial Corp.                  338
                                            --------
                                               5,340
                                            --------
 Semiconductors--2.6%
  6,400 Actel Corp.*                             145
  2,800 ADE Corp.*                                49
  7,400 Alliance Semiconductor Corp.*             97
  8,550 Anadigics, Inc.                          136
  9,300 Asyst Technologies, Inc.*                101
  6,600 ATMI, Inc.*                              102
  5,400 AXT, Inc.*                               162
 12,800 C-Cube Microsystems, Inc.*               194
  1,400 Caliper Technologies Corp.*               62
 16,100 Cirrus Logic, Inc.*                      380
  5,800 Cohu, Inc.                                83
  1,600 Dupont Photomasks, Inc.*                  70
  6,100 Elantec Semiconductor, Inc.              230
  6,000 Electroglas, Inc.*                        78
  7,100 eMagin Corp.*                             23
  7,100 Emcore Corp.*                            237
  7,900 ESS Technology, Inc.*                     74
 10,800 Exar Corp.*                              271
  7,200 FSI International, Inc.                   64
  4,000 Gasonics International Corp.              54
 10,200 General Semiconductor, Inc.               87
  6,500 Helix Technology Corp.                   153
  2,000 HI/FN, Inc.*                              66
  2,400 Ibis Technology Corp.*                    33
  3,700 Integrated Circuit Systems, Inc.*         59
  7,400 Integrated Silicon Solutions              57
  1,500 IXYS Corp.*                               19
 13,900 Kulicke & Soffa Industries, Inc.         130
 13,700 LTX Corp.*                               164
  4,700 Mattson Technology, Inc.                  45
  9,600 MEMC Electronics Materials, Inc.*         70
  3,100 Microsemi Corp.                           74
 11,100 MIPS Technologies, Inc.*                 300
  1,500 MKS Instruments, Inc.*                    23

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)


 Shares Description                           Value
------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 Semiconductors--Continued
  1,800 Netsilicon, Inc.*                    $      5
 12,600 OAK Technology, Inc.                      153
  6,100 Pericom Semiconductor Corp.*               95
  7,200 Photronics, Inc.*                         117
  9,037 Pioneer Standard Electronics, Inc.         89
  1,700 Pixelworks, Inc.*                          41
  4,400 PLX Technology, Inc.*                      68
  7,900 Power Integrations, Inc.                   96
  5,900 PRI Automation, Inc.                      105
  5,800 Quicklogic Corp.                           40
  1,500 Rudolph Technologies, Inc.                 36
  4,400 Semitool, Inc.                             48
  9,100 Silicon Image, Inc.                        58
  9,800 Silicon Valley Group, Inc.*               253
  6,300 Sipex Corp.                               157
  7,214 SpeedFam-IPEC, Inc.*                       41
  4,100 Standard Microsystems Corp.                80
  2,200 Supertex, Inc.                             43
  4,700 Telcom Semiconductor, Inc.                 53
  3,400 Therma-Wave, Inc.*                         42
  6,200 Three-Five Systems, Inc.*                 171
  6,100 Ultratech Stepper, Inc.*                  107
  9,200 Varian Semiconductor Equipment*           167
  6,800 Veeco Instruments, Inc.                   218
  4,200 White Electronic Designs Corp.*            30
  5,000 Zoran Corp.                               131
                                             --------
                                                6,336
                                             --------
 Shipbuilding--0.2%
  8,200 Newport News Shipbuilding                 452
                                             --------
 Software--4.1%
  9,600 3dfx Interactive, Inc.*                    26
  7,600 3DO (The) Co.*                             14
 16,300 Actuate Corp.*                            330
  2,700 Advantage Learning Systems, Inc.*          55
  7,600 Advent Software, Inc.*                    374
  2,800 AremisSoft Corp.*                         104
  8,500 Aspen Technology, Inc.*                   205
  6,800 Avid Technology, Inc.*                    123
  7,200 AVT Corp.*                                 37
  3,200 Barra, Inc.*                              183
 10,800 BindView Development Corp.*                82
  2,500 Bottomline Technologies, Inc.*             43
  2,500 Braun Consulting, Inc.*                    13
  3,700 Brio Technology, Inc.*                     15
  9,700 Broadbase Software, Inc.*                  53
  3,400 Bsquare Corp.*                             37
  1,300 Caminus Corp.                              32
  6,500 CCC Information Services Group*            54
  7,100 Cerner Corp.*                             347
  4,400 Clarus Corp.*                              34


 Shares Description                           Value
-----------------------------------------------------
  4,700 Concord Communications, Inc.*        $     30
    100 Concur Technologies, Inc.*                 --
  1,900 Cysive, Inc.                               13
  2,800 Daleen Technologies, Inc.*                 11
  4,600 Datastream Systems, Inc.*                  45
  2,600 Deltek Systems, Inc.                       15
  8,850 Dendrite International, Inc.*             150
  8,500 Digital Courier Technologies, Inc.         26
  9,200 Documentum, Inc.*                         354
  2,900 DSET Corp.*                                11
 10,600 Eclipsys Corp.*                           249
  1,200 Embarcadero Technologies, Inc.             38
  6,800 ePresence, Inc.*                           26
  3,200 Excalibur Technologies Corp.*              71
  7,400 eXcelon Corp.*                             37
  9,100 Exchange Applications, Inc.*               13
  3,300 Fair, Isaac & Co., Inc.                   138
  9,900 Filenet Corp.*                            259
  4,200 Geoworks Corp.                              9
  3,700 Great Plains Software, Inc.*              173
  9,300 HNC Software, Inc.*                       214
  9,385 Hyperion Solutions Corp.*                 123
  4,400 IDX Systems Corp.                         115
  6,000 IMRglobal Corp.*                           35
  3,900 Indus International, Inc.*                 12
  1,220 Infogrames, Inc.*                           8
  7,600 Informatica Corp.*                        531
  8,000 infoUSA, Inc.*                             20
 15,900 Inprise Corp.*                             80
 11,100 Intelidata Technologies Corp.*             31
  6,000 Inter-Tel, Inc.                            55
  4,100 Interact Commerce Corp.*                   32
  1,300 Interactive Intelligence, Inc.*            33
  2,300 Intercept Group, Inc.*                     51
 18,500 Intertrust Technologies Corp.              74
 15,800 J.D. Edwards & Co.                        401
  6,100 JDA Software Group, Inc.*                  74
 25,000 Legato Systems, Inc.*                     228
  1,700 Level 8 Systems, Inc.                      13
  2,200 Lightspan, Inc.*                            4
  6,700 Manugistics Group, Inc.*                  508
  4,000 Mapinfo Corp.*                            133
  7,200 Mercator Software, Inc.*                   23
  2,800 Metasolv Software, Inc.*                   23
  7,600 MicroStrategy, Inc., Class A*              70
  8,473 Midway Games, Inc.*                        65
 10,200 Mynd Corp.*                                99
  9,500 National Data Corp.                       311
  1,200 Neon Systems, Inc.*                         7
  7,900 NETIQ Corp.*                              634
 15,300 Netmanage, Inc.                            14
  7,400 New Era of Networks, Inc.*                 42
  3,800 Novadigm, Inc.                             33
  1,600 Numerical Technologies, Inc.               25

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                                  Value
------------------------------------------------------------
  5,800 Objective Systems Integrator                $    102
  6,100 Onyx Software Corp.*                              87
  1,500 OTG Software, Inc.                                28
  4,700 Packeteer, Inc.*                                  62
  8,566 Per-Se Technologies, Inc.*                        23
  6,800 Phoenix Technologies Ltd.*                        97
 13,200 Pinnacle Systems, Inc.*                          117
  4,300 Probusiness Services, Inc.*                      139
  9,700 Progress Software Corp.*                         126
  9,500 Puma Technology, Inc.*                            65
  5,100 Quintus Corp.*                                    15
  7,600 Remedy Corp.*                                    123
  8,500 SAGA SYSTEMS, Inc.*                               95
  4,300 Sagent Technology, Inc.*                          11
  3,700 Sanchez Computer Associates*                      43
  1,000 Scientific Learning Corp.                          4
  4,900 Seachange International, Inc.*                   114
  4,450 Serena Software, Inc.*                           142
  3,400 Silver Stream Software, Inc.*                     62
    136 Simione Central Holdings, Inc.*                   --
  3,000 Sonic Foundry, Inc.*                               8
  2,500 SPSS, Inc.                                        40
 13,400 Starbase Corp.*                                   41
 10,400 Structural Dynamics Research*                    107
  4,100 SVI Holdings, Inc.*                                4
  7,900 Take-Two Interactive Software, Inc.*              77
  3,800 Tenfold Corp.*                                     5
  5,550 THQ, Inc.*                                       100
  9,500 Transaction Systems Architects, Inc.*            132
  1,300 Ulticom, Inc.                                     41
  1,300 Unigraphics Solutions, Inc.*                      20
  3,400 Universal Access, Inc.*                           34
  6,600 Viewpoint Corp.*                                  31
                                                    --------
                                                      10,045
                                                    --------
 Storage/Warehousing--0.0%
  2,700 Mobile Mini, Inc.*                                53
                                                    --------
 Telecommunications--3.4%
 10,800 Adaptive Broadband Corp.*                         76
  8,245 Adelphia Business Solutions, Inc.*                27
  7,500 Advanced Radio Telecom Corp.*                     15
 16,200 Aeroflex, Inc.                                   337
  2,700 AirGate PCS, Inc.*                                62
  1,600 Airnet Communications Corp.*                      13
  3,000 Alamosa PCS Holdings, Inc.*                       30
  2,900 Alaska Communications Systems Group, Inc.         19
  8,000 Allen Telecom, Inc.                              132
 15,000 Allied Riser Communications                       25
 16,700 American Telesource International, Inc.*          13
  6,400 Anaren Microwave, Inc.*                          243
  6,300 Anixter International, Inc.*                     117
 15,600 Arch Wireless, Inc.*                              17
  3,300 Arguss Communications, Inc.                       41


 Shares Description                                 Value
-----------------------------------------------------------
  4,500 Audiovox Corp., Class A*                   $     43
  4,800 Aware, Inc.                                      94
  5,400 Black Box Corp.*                                302
  8,000 C-COR.net Corp.*                                 87
 12,612 Cable Design Technologies Corp.*                189
  3,900 California Amplifier, Inc.*                      54
 10,900 Caprock Communications Corp.                     54
  2,800 Carrier Access Corp.*                            20
  3,400 Celeritek, Inc.                                 122
  2,200 Centennial Communications Corp.                  37
  3,800 CFW Communications Co.                           72
  2,600 Choice One Communications, Inc.                  21
  6,200 Cobalt Networks, Inc.*                          236
  6,300 Com21, Inc.*                                     43
  3,066 Commonwealth Telephone Enterprises, Inc.        110
  7,000 Computer Network Technology Corp.               164
  3,700 Convergent Communications, Inc.*                  6
  5,000 Corsair Communications, Inc.*                    25
  2,700 Crossroads Systems, Inc.                         13
  4,700 CT Communications, Inc.                          81
  4,550 CTC Communications Group, Inc.*                  24
  2,900 Davox Corp.                                      24
    104 Digital Lightwave, Inc.                           3
 15,800 e.spire Communications, Inc.                     16
  3,891 eGlobe, Inc.*                                     1
  2,600 Electric Lightwave, Inc., Class A                12
  2,800 Fibernet Telecom Group, Inc.*                    24
 12,200 General Communication, Inc.                      59
 18,700 Glenayre Technologies, Inc.*                     84
  3,200 Goamerica, Inc.*                                 16
  2,600 Golden Telecom, Inc.*                            29
  4,000 Hickory Tech Corp.                               81
  3,700 Hypercom Corp.                                   13
 14,900 ICG Communications, Inc.*                         5
  6,800 IDT Corp.                                       177
  6,400 Illuminet Holdings, Inc.*                       155
  3,400 Impsat Fiber Networks, Inc.*                     27
 21,900 Intelect Communications, Inc.                    15
 15,200 Interdigital Communications Corp.*               92
 14,600 Intermedia Communications                       200
  8,100 International Fibercom, Inc.*                    95
  4,400 Intrusion.com, Inc.*                             37
 14,800 ITC Deltacom, Inc.                               75
  1,900 JNI Corp.*                                       76
  3,700 Latitude Communications                          18
  3,000 LCC International, Inc.                          33
  7,700 Leap Wireless International, Inc.               239
  4,900 Lightbridge, Inc.                                41
  4,400 Lightpath Technologies, Inc.                     63
  2,800 MCK Communications, Inc.                         16
  1,900 Metawave Communications Corp.                    16
  6,100 Metricom, Inc.*                                  42
 22,200 Metrocall, Inc.                                  15

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)


 Shares Description                              Value
------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 Telecommunications--Continued
  9,600 Motient Corp.*                          $     43
 13,650 Mpower Communications Corp.*                  35
 14,300 MRV Communications, Inc.                     209
 10,300 Natural Microsystems Corp.                   169
  1,500 NEON Communications, Inc.*                     9
  3,200 NET2000 Communications, Inc.*                  7
  9,900 Netro Corp.*                                  95
  4,700 Network Access Solutions Corp.*                2
  6,200 Network Equipment Technologies, Inc.          44
  4,200 Network Peripherals, Inc.                     28
  3,100 Network Plus Corp.*                           11
  4,300 North Pittsburgh Systems, Inc.                53
  2,500 Nucentrix Broadband Networks, Inc.*           28
 10,200 Nx Networks, Inc.*                            11
  1,050 Optical Cable Corp.                           12
  3,000 Osicom Technologies, Inc.*                    45
 23,100 P-Com, Inc.                                   77
  5,100 Pac-West Telecomm, Inc.                       21
  4,800 Paradyne Networks Corp.*                      12
 14,000 Plantronics, Inc.                            548
 13,025 Price Communications Corp.*                  234
  7,800 Primus Telecommunications Group, Inc.         26
  7,300 Proxim, Inc.                                 338
  2,800 Rural Cellular Corp., Class A                101
  4,800 Savvis Communications Corp.*                   7
  7,800 SBA Communications Corp.*                    291
  8,400 Somera Communications, Inc.*                  72
  3,400 Spectralink Corp.                             30
  1,200 Stanford Microdevices, Inc.*                  23
  2,639 Superior Telecom, Inc.                         7
  6,750 Symmetricom, Inc.*                            72
 20,200 Talk.com, Inc.*                               40
  1,200 Telaxis Communications Corp.*                  2
  3,200 Telocity, Inc.*                                6
  4,500 Telxon Corp.                                  90
  3,400 Tollgrade Communications, Inc.               146
  4,900 Tricord Systems, Inc.                         37
  4,500 TUT Systems, Inc.                             32
  2,800 U.S. LEC Corp., Class A*                      10
  3,800 US Wireless Corp.*                            19
  4,600 Viasat, Inc.*                                 56
 14,512 Viatel, Inc.                                  81
  8,900 Visual Networks, Inc.                         21
  2,200 Vyyo, Inc.*                                   19
 13,400 WebLink Wireless, Inc.*                       40
  8,100 Westell Technologies, Inc.                    33
 21,100 World Access, Inc.*                           65
  7,700 Xircom, Inc.                                 111
  1,800 Z-Tel Technologies, Inc.*                     11
                                                --------
                                                   8,242
                                                --------


 Shares Description                             Value
-------------------------------------------------------
 Textiles--0.2%
  5,950 G & K Services, Inc.                   $    160
 11,800 Mohawk Industries, Inc.                     280
  3,700 Springs Industries, Inc., Class A           101
  9,600 Westpoint Stevens, Inc.                      61
                                               --------
                                                    602
                                               --------
 Tobacco--0.1%
  8,100 Universal Corp. of Virginia                 256
  3,701 Vector Group Ltd.                            57
                                               --------
                                                    313
                                               --------
 Toys, Games & Hobbies--0.1%
 17,000 Boyd's Collection Ltd.*                     145
  5,550 Jakks Pacific, Inc.*                         42
     24 Score Board, Inc.                            --
 12,100 Topps Co. (The)                             119
                                               --------
                                                    306
                                               --------
 Transportation--1.4%
 13,800 Airborne Freight Corp.                      131
 11,600 Alexander & Baldwin, Inc.                   309
  6,300 American Freightways Corp.*                 175
  4,500 Arkansas Best Corp.                          66
  5,900 Arnold Industries, Inc.                     111
  4,550 Atlas Air, Inc.*                            158
 14,000 CNF Transportation, Inc.                    364
  8,050 EGL, Inc.*                                  276
  3,950 Forward Air Corp.*                          166
  6,100 Fritz Cos., Inc.*                            40
  4,239 Heartland Express, Inc.*                     87
  4,900 Hunt (J.B.) Transport Services, Inc.         64
  7,100 Kirby Corp.                                 123
  2,000 Knight Transportation, Inc.*                 34
  2,500 Landstar System, Inc.*                      136
  2,400 MS Carriers, Inc.*                           48
  6,100 Offshore Logistics, Inc.                    113
  7,300 Overseas Shipholding Group                  163
  3,600 Roadway Express, Inc.                        70
 12,375 Swift Transportation Co., Inc.*             210
  7,550 U.S. Freightways Corp.*                     197
  8,012 Werner Enterprises, Inc.                    113
 14,100 Wisconsin Central Transport Corp.*          197
  7,100 Yellow Corp.*                               129
                                               --------
                                                  3,480
                                               --------
 Trucking & Leasing--0.3%
  2,400 Amerco, Inc.*                                45
  3,500 Interpool, Inc.                              47
 13,600 Rollins Truck Leasing Corp.                  87
 17,200 Ryder System, Inc.                          299
  3,500 Xtra Corp.                                  161
                                               --------
                                                    639
                                               --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                       Value
-------------------------------------------------
 Water--0.3%
  2,900 American States Water Co.        $     98
 11,100 Azurix Corp.                           67
  4,026 California Water Service Group        108
  2,500 E'town Corp.                          170
 10,033 Philadelphia Suburban Corp.           235
    600 SJW Corp.                              67
                                         --------
                                              745
-------------------------------------------------
 TOTAL COMMON STOCKS (Cost $272,619)      233,561
-------------------------------------------------
 CONVERTIBLE PREFERRED STOCKS--0.0%
  (Cost $0)
 Healthcare-Products--0.0%
    135 Mediq, Inc.                            --
-------------------------------------------------
 RIGHTS--0.0%
     76 Alpha 1 Biomedicals, Inc.              --
  2,000 CSF Holdings, Inc.                     --
 11,000 Elan Corp. PLC                          8
-------------------------------------------------
 TOTAL RIGHTS (Cost $0)                         8
-------------------------------------------------
 WARRANTS--0.0%
     57 PE Corp., Exp. 9/11/03                  3
    914 Sunbeam Corp., Exp. 8/24/03            --
-------------------------------------------------
 TOTAL WARRANTS (Cost $0)                       3
-------------------------------------------------

  Shares/
 Principal
  Amount   Description                                              Value
----------------------------------------------------------------------------
 OTHER INVESTMENTS--0.0%
  1,400    Escrow Millicom, Inc.                                   $     --
  1,420    Escrow Strawbridge & Clothier, Inc.                           --
----------------------------------------------------------------------------
 TOTAL OTHER INVESTMENTS (Cost $0)                                       --
----------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS--4.2%
           Chase Manhattan Bank, Nassau, Eurodollar Time Deposit
 $8,974    6.56% Due 12/1/00                                          8,974
           U.S. Treasury Bill #
  1,170    6.09% Due 1/18/01                                          1,160
----------------------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENTS (Cost $10,134)                         10,134
----------------------------------------------------------------------------
 TOTAL INVESTMENTS--100.2%
  (Cost $282,753)                                                  $243,706
----------------------------------------------------------------------------
 Liabilities, less other assets--(0.2)%                                (434)
----------------------------------------------------------------------------
 NET ASSETS--100%                                                  $243,272
----------------------------------------------------------------------------
----------------------------------------------------------------------------

OPEN FUTURES CONTRACTS:

  Type of      Number of   Notional   Contract      Contract      Unrealized
 Contracts     Contracts    Amount    Position     Expiration        Loss
----------------------------------------------------------------------------
Russell 2000      46       $10,332      Long     December, 2000    $(1,363)
----------------------------------------------------------------------------

*Non-income producing security.

#Security pledged to cover margin requirements for open futures contracts.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)


 Shares Description                            Value
-------------------------------------------------------
                         Small Company Growth Portfolio
 COMMON STOCKS--88.0%
 Aerospace/Defense--2.2%
 13,500 Alliant Techsystems, Inc.*            $   830
                                              -------
 Apparel--0.9%
 16,700 Reebok International Ltd.                 356
                                              -------
 Beverages--1.9%
  9,720 Coors (Adolph) Co., Class B               729
                                              -------
 Biotechnology--2.1%
  5,000 Enzon, Inc.*                              279
 13,800 Inhale Therapeutic Systems, Inc.*         531
                                              -------
                                                  810
                                              -------
 Commercial Services--9.8%
 10,933 Albany Molecular Research, Inc.*          530
 18,484 Career Education Corp.*                   664
 68,100 Caremark Rx, Inc.*                        741
 11,667 Corinthian Colleges, Inc.*                770
  6,400 DeVry, Inc.                               194
 20,400 Plexus Corp.*                             826
                                              -------
                                                3,725
                                              -------
 Computers--4.8%
  5,500 Check Point Software Technologies         564
 14,200 Henry (Jack) & Associates                 762
 21,600 Mentor Graphics Corp.                     510
                                              -------
                                                1,836
                                              -------
 Diversified Financial Services--0.8%
 13,000 LaBranche & Co., Inc.                     302
                                              -------
 Electric--1.3%
 25,748 Orion Power Holdings, Inc.                486
                                              -------
 Electronics--1.4%
 11,600 Mettler Toledo International, Inc.*       545
                                              -------
 Food--1.6%
 13,300 Performance Food Group Co.                602
                                              -------
 Gas--4.5%
 32,340 Energen Corp.                             924
 10,280 Peoples Energy Corp.                      423
 11,512 Piedmont Natural Gas Co., Inc.            380
                                              -------
                                                1,727
                                              -------
 Healthcare--Products--0.8%
  3,200 Techne Corp.                              285
                                              -------
 Healthcare--Services--5.8%
  9,800 LifePoint Hospitals, Inc.                 388
 22,600 MID Atlantic Medical Services, Inc.       480
 12,700 Province Healthcare Co.*                  468
  8,707 Universal Health Services                 892
                                              -------
                                                2,228
                                              -------


 Shares Description                                Value
---------------------------------------------------------
 Home Furnishings--0.9%
  9,900 Harman International Industries, Inc.     $   361
                                                  -------
 Insurance--8.4%
 14,800 Everest Re Group Ltd.                         891
 17,000 Fidelity National Financial, Inc.             407
 12,400 Gallagher, Arthur J. & Co.                    731
  7,000 Radian Group, Inc.                            455
 16,800 Stancorp Financial Group, Inc.                727
                                                  -------
                                                    3,211
                                                  -------
 Internet--0.9%
  4,500 Internet Security Systems, Inc.               333
                                                  -------
 Lodging--1.4%
 28,700 Orient-Express Hotels Ltd.                    544
                                                  -------
 Media--1.6%
  8,500 Scholastic Corp.*                             618
                                                  -------
 Oil & Gas Producers--5.6%
 21,700 Cross Timbers Oil Co.                         431
 19,500 Marine Drilling Co., Inc.*                    390
 11,900 Newfield Exploration Co.                      434
 13,820 Noble Affiliates, Inc.                        515
 12,600 Swift Energy Co.*                             386
                                                  -------
                                                    2,156
                                                  -------
 Packaging & Containers--1.6%
 40,600 Packaging Corp. of America                    596
                                                  -------
 Pharmaceuticals--8.5%
 11,200 Amerisource Health Corp.*                     552
 57,300 Bergen Brunswig Corp., Class A                863
 13,600 Biovail Corp.                                 445
  8,200 Cima Labs, Inc.                               441
 10,300 Medicis Pharmaceutical*                       654
  8,000 Titan Pharmaceuticals, Inc.                   288
                                                  -------
                                                    3,243
                                                  -------
 Pipelines--2.6%
 17,500 National Fuel Gas Co.                         996
                                                  -------
 Retail--5.0%
 19,600 Cost Plus, Inc.*                              524
 11,400 P.F. Chang's China Bistro, Inc.*              419
 26,000 Pacific Sunwear of California, Inc.*          579
 23,800 Tweeter Home Entertainment Group, Inc.*       387
                                                  -------
                                                    1,909
                                                  -------
 Semiconductors--1.0%
  4,600 Qlogic Corp.                                  372
                                                  -------
 Shipbuilding--2.3%
 15,900 Newport News Shipbuilding                     877
                                                  -------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

  Shares/
 Principal
  Amount   Description                                  Value
---------------------------------------------------------------
 Software--4.9%
  9,900    Advent Software, Inc.*                      $   488
  6,290    BEA Systems, Inc.                               368
 10,900    Choicepoint, Inc.*                              574
  6,300    Mercury Interactive Corp.                       424
                                                       -------
                                                         1,854
                                                       -------
 Telecommunications--4.1%
 15,478    Aeroflex, Inc.                                  322
  4,600    Comverse Technology, Inc.                       396
  3,300    Emulex Corp.*                                   384
  9,720    Powerwave Technologies, Inc.                    478
                                                       -------
                                                         1,580
                                                       -------
 Transportation--1.3%
  9,400    Expeditors International Washington, Inc.       488
---------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $34,289)                     33,599
---------------------------------------------------------------
 OTHER INVESTMENT--2.4%
  (Cost $941)
 26,800    AMEX Technology Select SPDR                     931
---------------------------------------------------------------
 SHORT-TERM INVESTMENT--12.0%
  (Cost $4,586)
           Chase Manahattan Bank, Nassau,
           Eurodollar Time Deposit
 $4,586     6.56% Due 12/1/00                            4,586
---------------------------------------------------------------
 TOTAL INVESTMENTS--102.4%
  (Cost $39,816)                                       $39,116
---------------------------------------------------------------
 Liabilities, less other assets--(2.4)%                   (919)
---------------------------------------------------------------
 NET ASSETS--100.0%                                    $38,197
---------------------------------------------------------------
---------------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)


  Shares  Description                           Value

----------------------------------------------------------
                      International Equity Index Portfolio
 COMMON STOCKS--98.2%
 Australia--2.5%
    6,100 Amcor Ltd.                           $    16
    4,000 AMP Diversified Property Trust             5
   11,070 AMP Ltd.                                 109
    4,100 Aristocrat Leisure Ltd.                   13
    3,366 Australian Gas Light Co. Ltd.             21
   18,040 British Hill Property Ltd.               185
    5,150 Boral Ltd.                                 5
    2,320 Brambles Industries Ltd.                  55
    1,400 British American Tobacco Australia        10
   10,190 Coca-Cola Amatil Ltd.                     23
      500 Cochlear Ltd.                              8
   11,726 Coles Myer Ltd.                           46
   12,708 Commonwealth Bank of Australia           212
    5,400 Computershare Ltd.                        26
    1,500 CSL Ltd.                                  28
   10,100 CSR Ltd.                                  23
    3,600 David Jones Ltd.                           3
    2,400 Delta Gold Ltd.                            1
    6,200 ERG Ltd.                                  10
    1,531 Faulding (F.H.) & Co. Ltd.                 9
   18,670 Foster's Brewing Group Ltd.               46
    5,570 Futuris Corp. Ltd.                         5
   11,300 Gandel Retail Trust                        7
   17,576 General Property Trust                    25
   11,950 Goodman Fielder Ltd.                       8
      580 Hanson PLC                                 3
    1,814 Howard Smith Ltd.                          8
    2,017 Iluka Resources Ltd.                       4
    3,700 James Hardie Industries Ltd.               7
    2,700 Leighton Holdings Ltd.                     9
    4,959 Lend Lease Corp. Ltd.                     55
   15,982 M.I.M. Holdings Ltd.                       9
    3,529 Mayne Nickless Ltd.                       10
    6,100 Mirvac Group                              11
   15,268 National Australia Bank Ltd.             239
    2,200 Newcrest Mining Ltd.                       4
   20,616 News Corp. Ltd.                          183
   17,059 Normandy Mining Ltd.                       8
    4,410 OneSteel Ltd.*                             2
    2,814 Orica Ltd.                                 8
   10,400 Pacific Dunlop Ltd.                        8
    2,300 PaperlinX Ltd.                             4
    4,204 QBE Insurance Group Ltd.                  20
    3,126 RIO Tinto Ltd.                            43
    6,000 Santos Ltd.                               19
    1,064 Sons of Gwalia Ltd.                        3
    6,172 Southcorp Ltd.                            17
    7,179 Stockland Trust Group                     15
    3,200 Suncorp-Metway Ltd.                       18
    3,662 TABCORP Holdings Ltd.                     22
   77,940 Telstra Corp. Ltd.                       255


  Shares  Description                                        Value

-------------------------------------------------------------------
    5,200 Transurban Group                                  $    12
    2,573 Wesfarmers Ltd.                                        22
   18,092 Westfield Trust                                        31
   18,102 Westpac Banking Corp. Ltd.                            133
   11,225 WMC Ltd.                                               43
   10,562 Woolworths Ltd.                                        43
                                                            -------
                                                              2,167
                                                            -------
 Austria--0.2%
      215 Austria Tabakwerke A.G.                                11
      377 Austrian Airlines Osterreichische A.G.                  4
    1,172 Bank Holding A.G.                                      57
      101 BAU Holding A.G.                                        2
       83 BBAG Oesterreichische Brau-Beteiligungs A.G.            3
      120 Boehler-Uddeholm A.G.                                   4
      160 BWT A.G.                                                4
      214 Flughafen Wien A.G.                                     7
       76 Generali Holding Vienna A.G.                           11
       40 Lenzing A.G.                                            3
      116 Mayr-Melnhof Karton A.G.                                5
       72 Nevia Beteiligungs A.G.*                               --
      312 Oesterreichische Elektrizitaetswirtschafts A.G.        27
      277 OMV A.G.                                               19
      202 Radex-Heraklith Industriebeteiligungs A.G               4
      146 VA Technologies A.G.                                    5
      701 Wienerberger Baustoffindustrie A.G.                    12
                                                            -------
                                                                178
                                                            -------
 Belgium--0.9%
      150 Barco Industries                                       11
      300 BarcoNet N.V.*                                          3
      190 Bekaert N.V.                                            8
      100 Compagnie Maritime Belge S.A.                           7
      400 Colruyt N.A.                                           16
       90 D'ieteren Trading N.V.                                 19
      515 Delhaize-Le Lion                                       23
      560 Electrabel S.A.                                       116
    7,490 Fortis A.G., Class B                                  221
      100 Glaverbel S.A.                                          7
      280 Groupe Bruxelles Lambert S.A.                          64
    2,981 KBC Bancassurance Holding                             117
      840 Solvay S.A.                                            40
      480 Suez Lyonnaise DES Eaux                                82
      480 Suez Lyonnaise DES Eaux VVPR                           --
    1,440 UCB S.A.                                               50
      250 Union Miniere Group                                     9
                                                            -------
                                                                793
                                                            -------
 Denmark--0.9%
      111 Bang & Olufsen Holding A/S, Class B                     5
      289 Carlsberg A/S, Class A                                 14
      233 Carlsberg A/S, Class B                                 11
        9 Dampskibsselkabet af 1912 A/S, Class B                 77
        6 Dampskibsselkabet Svendborg A/S, Class B               70
      485 Danisco A/S                                            18

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


  Shares  Description                                  Value

-------------------------------------------------------------
    9,560 Den Danske Bank A/S                         $   156
      626 Falck A/S, Class B                               80
      396 FLS Industries A/S, Class B                       6
      342 International Service System A/S, Class B        21
      211 Navision Software A/S                             5
       43 NKT Holding A/S                                   8
      625 Novo-Nordisk A/S, Class B                       120
      625 Novozymes A/S*                                   12
      178 Ostasiatiske Kompagni                             4
       75 Radiometer A/S, Class B                           2
      358 SAS Danmark A/S                                   3
    1,851 Tele Danmark A/S                                 74
      283 Topdanmark A/S                                    5
      883 Vestas Wind Systems A/S                          43
      629 William Demant Holdings                          25
                                                      -------
                                                          759
                                                      -------
 Finland--2.8%
      300 Amer Group Ltd., Class A                          7
      200 Finnlines OYJ                                     3
      700 Hartwall OYJ AB, Class A                         13
      300 Instrumentarium Group OYJ, Class A                6
    1,200 Kemira OYJ                                        6
      900 Kesko OYJ                                         8
      200 Kone OYJ, Class B                                12
    1,400 Metso OYJ                                        13
   47,720 Nokia OYJ                                     2,000
    1,200 Outokumpu OYJ, Class A                            9
      200 Pohjola Group Insurance Corp., Class A            7
      300 Pohjola Group Insurance Corp., Class B           12
    1,700 Raisio Group PLC                                  3
    1,400 Rautaruukki OYJ, Class K                          4
      600 Sampo Insurance Co. Ltd., Class A                30
      101 Sanitec Ltd. OYJ                                  1
    7,640 Sonera Group OYJ                                146
      300 Stockmann AB, Class A                             3
      300 Stockmann AB, Class B                             3
      900 Tieto Corp. OYJ                                  18
    2,680 UPM-Kymmene OYJ                                  77
      400 Uponor OYJ                                        6
      100 Wartsila OYJ, Class A                             2
      400 Wartsila OYJ, Class B                             7
                                                      -------
                                                        2,396
                                                      -------
 France--10.9%
    1,950 Accor S.A.                                       74
      933 Air Liquide                                     122
   12,300 Alcatel S.A., Series A                          610
      200 Alcatel S.A., Series O                           10
    7,900 Aventis S.A.                                    620
    4,020 Axa                                             563
    4,541 Banque Nationale de Paris                       351
    3,400 Bouygues                                        149
    1,260 Canal Plus                                      160


  Shares  Description                                                 Value

----------------------------------------------------------------------------
    1,250 Cap Gemini S.A.                                            $   173
    7,060 Carrefour Supermarche S.A.                                     426
       50 Chargeurs S.A.                                                   3
      110 Cie Generale D'Optique Essilor International S.A.               32
      150 Club Mediterranee                                               13
      200 Coflexip Stena Offshore                                         24
      867 Compagnie de Saint-Gobain                                      120
      150 Compagnie Francaise d'Ettudes et de Construction Technip
           S.A.                                                           17
    1,150 Dassault Systemes S.A.                                          82
      215 Eridania Beghin-Say S.A.                                        22
      850 Etablissements Economiques du Casino                            82
   10,425 France Telecom S.A.                                            876
      166 Gecina                                                          14
    1,490 Groupe Danone                                                  198
      150 Groupe GTM                                                      18
      150 Imerys                                                          15
    1,100 Lafarge S.A.                                                    83
    1,400 Lagardere S.C.A.                                                73
    6,900 L'OREAL                                                        552
    5,000 LVMH Moet-Hennessy Louis Vuitton                               331
    1,308 Michelin, Class B                                               38
      100 Nord-Est S.A.                                                    2
      800 Pechiney S.A.                                                   31
      550 Pernod-Ricard                                                   31
    1,185 Pinault-Printemps-Redoute S.A.                                 215
      450 PSA Peugeot Citroen                                             93
    1,300 Publicis S.A.                                                   39
      378 Sagem S.A.                                                      42
    7,420 Sanofi-Synthelabo S.A.                                         452
    1,550 Schneider Electric S.A.                                         96
      150 SEB S.A.                                                         8
      350 Sidel S.A.                                                      17
      250 Simco S.A.                                                      16
      550 Societe BIC S.A.                                                20
       42 Societe Eurafrance S.A.                                         26
    4,240 Societe Generale                                               229
      360 Sodexho Alliance S.A.                                           65
    9,000 STMicroelectronics N.V.                                        379
    1,547 Suez Lyonnaise des Eaux S.A.                                   262
    1,700 Thomson CSF                                                     74
    7,549 Total Elf S.A.                                               1,080
      630 Total Elf S.A. VVPR*                                            --
      150 Union du Credit-Bail Immobilier                                 22
    2,400 Usinor S.A.                                                     25
      854 Valeo S.A.                                                      39
      800 Vinci                                                           43
    6,155 Vivendi                                                        380
       70 Zodiac S.A.                                                     16
                                                                     -------
                                                                       9,553
                                                                     -------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)


  Shares  Description                                   Value

---------------------------------------------------------------
                International Equity Index Portfolio--Continued
 Germany--8.0%
      450 Adidas-Salomon A.G.                          $    25
      400 Agiv A.G.                                          4
    2,520 Allianz A.G.                                     882
    6,340 BASF A.G.                                        240
    7,410 Bayer A.G.                                       328
    4,297 Bayerische Hypo-und Vereinsbank A.G.             215
      850 Beiersdorf A.G.                                   94
      350 Bilfinger & Berger Bau A.G.                        4
       50 Brau und Brunnen                                   1
      650 Buderus A.G.                                      13
    1,250 Continental A.G.                                  18
   10,207 DaimlerChrysler A.G.                             400
    6,250 Deutsche Bank A.G.                               453
    3,800 Deutsche Lufthansa A.G.(Registered)               81
   30,900 Deutsche Telekom                                 979
      650 Deutz A.G.*                                        2
      350 Douglas Holding A.G.                              12
    5,280 Dresdner Bank A.G.                               199
    7,632 E.ON A.G.                                        436
    1,450 EM.TV & Merchandising A.G.                        24
      600 FAG Kugelfischer Georg Schaefer A.G.               4
      950 Fresenius Medical Care A.G.                       80
      700 Gehe A.G.                                         26
      620 Heidelberger Zement A.G.                          28
       80 Heidelberger Zement A.G. (Belgium Shares)         --
       80 Heidelberger Zement A.G. VVPR*                     4
      700 Hochtief A.G.                                     14
      150 Holsten-Brauerei A.G.                              3
      250 IWKA A.G.                                          2
      800 Kamps A.G.                                        10
    1,150 Karstadt Quelle A.G.                              36
    1,200 Linde A.G.                                        55
    1,100 MAN A.G.                                          29
    1,700 Merck KGaA                                        67
    3,340 Metro A.G.                                       144
    1,810 Muenchener Rueckversicher-Gesellschaft A.G       595
    1,663 Preussag A.G.                                     54
      200 Rheinmetall A.G.                                   1
    4,820 RWE A.G.                                         207
    1,850 SAP A.G.                                         196
    2,000 Schering A.G.                                    110
      200 SGL Carbon A.G.                                   10
    6,060 Siemens A.G.                                     694
    5,100 Thyssen Krupp A.G.                                66
    3,200 Volkswagen A.G.                                  159
    1,750 WCM Beteiligungs & Grundbesi A.G.                 27
                                                       -------
                                                         7,031
                                                       -------
 Hong Kong--2.0%
    4,000 ASM Pacific Technology                             7
   14,304 Bank of East Asia Ltd.                            31
   34,000 Cathay Pacific Airways Co.                        60


  Shares  Description                               Value

----------------------------------------------------------
   21,000 CLP Holdings Ltd.                        $    98
   12,000 Esprit Holdings Ltd.                          10
   24,000 Giordano International Ltd.                   12
   14,000 Hang Lung Development Co.                     11
   19,500 Hang Seng Bank Ltd.                          228
   14,000 Henderson Land Development Ltd.               54
   52,521 Hong Kong & China Gas Co. Ltd.                66
   12,000 Hong Kong & Shanghai Hotel Ltd.                7
    8,600 Hopewell Holdings Ltd.                         3
   43,500 Hutchison Whampoa Ltd.                       520
   10,222 Hysan Development Co. Ltd.                    12
   37,200 Johnson Electric Holdings Ltd.                70
   28,000 Li & Fung Ltd.                                58
   21,974 New World Development Co. Ltd.                23
   24,000 Oriental Press Group                           3
  143,822 Pacific Century CyberWorks Ltd                89
    5,000 QPL International Holdings Ltd.                3
   26,400 Regal Hotels International                     1
   23,000 Shangri-La Asia Ltd.                          23
      155 Shun Tak Holdings Ltd.                        --
   36,963 Sino Land Co.                                 15
   18,000 South China Morning Post Holdings Ltd.        12
   24,172 Sun Hung Kai Properties Ltd                  187
   16,000 Swire Pacific Ltd.                           102
    5,000 Tai Cheung Holdings Ltd.                       1
    4,000 Television Broadcasts Ltd.                    21
    3,000 Varitronix International Ltd.                  3
   25,000 Wharf Holdings Ltd                            51
                                                   -------
                                                     1,781
                                                   -------
 Ireland--0.4%
    9,009 Allied Irish Banks PLC                        97
    4,181 CRH PLC                                       61
      867 DCC PLC                                        8
   22,416 Eircom PLC                                    51
    2,931 Fyffes PLC                                     2
    1,900 Greencore Group PLC                            4
    5,252 Independent News & Media PLC                  14
      237 Irish Continental Group PLC                    1
    2,894 Irish Life & Permanent PLC                    32
      594 Jurys Hotel Group PLC                          4
    1,747 Kerry Group PLC, Class A                      20
    3,559 Ryanair Holdings PLC*                         33
   11,050 Smurfit (Jefferson) Group PLC                 18
    3,471 Tullow Oil PLC*                                2
    7,394 Waterford Wedgwood PLC Units                   8
                                                   -------
                                                       355
                                                   -------
 Italy--4.6%
   16,000 Alitalia S.p.A.                               29
    3,000 Arnoldo Mondadori Editore S.p.A.              30
   12,823 Assicurazioni Generali                       468
    3,000 Autogrill S.p.A.                              35
   55,000 Banca di Roma                                 59

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


  Shares  Description                                    Value

---------------------------------------------------------------
   51,000 Banca Intesa S.p.A.                           $   222
    8,000 Banca Intesa-RNC S.p.A.                            22
    3,000 Banca Popolare di Milano                           19
   18,000 Benetton Group S.p.A.                              34
    3,000 Bulgari S.p.A.                                     36
    3,200 Cementir S.p.A.                                     4
   74,000 Enel S.p.A.                                       278
   81,640 ENI S.p.A.                                        492
    3,440 Fiat S.p.A.                                        84
      530 Fiat-RNC S.p.A.                                     7
    1,000 IMMSI S.p.A.*                                       1
    7,000 Impregilo S.p.A.                                    4
    2,080 Italcementi S.p.A.                                 16
    1,040 Italcementi-RNC S.p.A.                              4
    7,000 Italgas S.p.A.                                     31
    1,000 Marzotto S.p.A.                                    12
   12,000 Mediaset S.p.A.                                   157
    6,000 Mediobanca S.p.A.                                  69
   50,240 Olivetti S.p.A.                                   143
   16,000 Parmalat Finanziaria S.p.A.                        26
   19,000 Pirelli S.p.A.                                     60
    1,000 Pirelli-RNC S.p.A.                                  3
    1,000 Reno de Medici S.p.A.                               2
    3,000 Rinascente (la) S.p.A.                             17
    1,000 Rinascente (la) S.p.A. DI RISP                      4
    7,000 Riunione Adriatica di Sicurta S.p.A.               93
      200 Riunione Adriatica di Sicurta-RNC S.p.A.            2
   14,080 San Paolo-IMI S.p.A.                              219
    2,608 Seat-PA.G.ine Gialle S.p.A.                         6
    2,000 Sirti S.p.A.                                        3
    4,680 Snia S.p.A.                                        10
      500 Societa Assicuratrice Industriale S.p.A             9
      500 Societa Assicuratrice Industriale-RNC S.p.A         4
    9,488 Telecom Italia-RNC S.p.A.                          52
   37,101 Telecom Italia S.p.A.                             430
   67,720 TIM S.p.A.                                        535
   16,000 TIM-RNC S.p.A.                                     71
   51,040 Unicredito Italiano S.p.A.                        256
                                                        -------
                                                          4,058
                                                        -------
 Japan--25.1%
    4,000 77 Bank Ltd                                        26
    1,500 Acom Co. Ltd.                                     112
    1,000 Advantest Corp.                                   118
    7,000 Ajinomoto Co.                                      85
    2,000 Alps Electric Co. Ltd.                             44
    3,000 Amada Co., Ltd                                     25
    1,000 Amano Corp.                                         9
      700 Aoyama Trading Co. Ltd.                             5
   29,000 Asahi Bank Ltd.                                    98
    5,000 Asahi Breweries Ltd.                               53
   15,000 Asahi Chemical Industry Co. Ltd.                   94
   12,000 Asahi Glass Co. Ltd.                              118
      300 Asatsu-DK, Inc.                                     8


  Shares  Description                                Value

-----------------------------------------------------------
    6,000 Ashikaga Bank Ltd.                        $    11
      400 Autobacs Seven Co. Ltd.                        10
    6,000 Bank of Fukuoka Ltd.                           26
   48,000 Bank of Tokyo-Mitsubishi Ltd.                 519
   12,000 Bank of Yokohama Ltd.                          54
    1,600 Benesse Corp.                                  50
    9,000 Bridgestone Corp.                             112
    9,000 Canon, Inc.                                   353
    3,000 Casio Computer Co. Ltd.                        27
       23 Central Japan Railway Co.                     149
    3,000 Chugai Pharmaceutical Co. Ltd.                 53
    8,000 Chuo Mitsui Trust & Banking Co. Ltd.           25
    3,000 Citizen Watch Co. Ltd.                         24
    6,000 Cosmo Oil Co. Ltd.                             14
    1,700 Credit Saison Co. Ltd.                         35
      800 CSK Corp.                                      15
    8,000 Dai Nippon Printing Co. Ltd.                  117
    4,000 Daicel Chemical Industry Ltd.                  13
    7,000 Daiei, Inc.                                    14
    1,000 Daifuku Co. Ltd.                                7
    3,000 Daiichi Pharmaceutical Co. Ltd.                83
    3,000 Daikin Industries Ltd.                         65
    2,000 Daikyo, Inc.                                    3
    3,000 Daimaru, Inc.                                   8
    8,000 Dainippon Ink & Chemical, Inc.                 27
    2,000 Dainippon Screen Manufacturing Co. Ltd.        10
    1,400 Daito Trust Construction Co. Ltd.              23
   21,000 Daiwa Bank Ltd.                                39
    5,000 Daiwa House Industry Co. Ltd.                  32
    2,000 Daiwa Kosho Lease Co. Ltd.                      6
   14,000 Daiwa Securities Co. Ltd.                     147
    5,000 Denki Kagaku Kogyo Kabushiki Kaisha            19
    9,000 Denso Corp.                                   201
       41 East Japan Railway Co.                        236
    3,000 Ebara Corp.                                    38
    3,000 Eisai Co. Ltd.                                103
    2,500 Fanuc Ltd.                                    202
      300 Fuji Machine Manufacturing Co. Ltd.             8
    5,000 Fuji Photo Film Co. Ltd.                      201
      200 Fuji Soft ABC, Inc.                            13
        5 Fuji Television Network Inc.                   44
    4,000 Fujikura Ltd.                                  34
   20,000 Fujitsu Ltd.                                  319
    7,000 Furukawa Electric Co. Ltd.                    168
    5,000 Gunma Bank Ltd.                                26
    3,000 Gunze Ltd.                                     11
    2,000 Hankyu Department Store, Inc.                   8
   11,000 Haseko Corp.                                    4
      400 Hirose Electric                                49
   34,000 Hitachi Ltd.                                  324
   10,000 Hitachi Zosen Corp.                             9
    7,000 Hokuriku Bank                                  15
   10,000 Honda Motor Co. Ltd.                          350
    1,000 House Foods Corp.                              13

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)


  Shares  Description                                      Value

-----------------------------------------------------------------
                International Equity Index Portfolio--Continued
 Japan--Continued
    1,000 Hoya Corp.                                      $    83
    2,000 Inax                                                  9
    2,000 Isetan                                               18
    4,000 Ishihara Sangyo Kaisha                                6
   13,000 Ishikawajima-Harima Heavy Industries Co. Ltd.        31
   15,000 Itochu Corp.                                         70
    4,000 Ito-Yokado Co.                                      200
   18,000 Japan Airlines                                       78
   11,000 Japan Energy Corp.                                   24
    4,000 Japan Steel Works                                     4
       21 Japan Tobacco                                       134
    2,000 JGC Corp.                                            14
    9,000 Joyo Bank                                            30
    3,000 JUSCO Co.                                            67
      200 Kadokawa Shoten Publishing Co. Ltd.                   5
   10,000 Kajima Corp.                                         29
    1,000 Kaken Pharmaceutical Co.                              5
    3,000 Kamigumi Co. Ltd.                                    14
    5,000 Kanebo Ltd.                                          14
    4,000 Kaneka Corp.                                         33
   10,000 Kansai Electric Power Co., Inc.                     168
    6,000 Kao Corp.                                           184
    1,000 Katokichi                                            26
   14,000 Kawasaki Heavy Industries Ltd.                       18
    6,000 Kawasaki Kisen Kaisha Ltd.                           10
   33,000 Kawasaki Steel Corp.                                 39
    5,000 Keihin Electric Express Railway Co. Ltd.             20
    2,000 Kikkoman Corp.                                       16
    3,000 Kinden Corp.                                         18
   17,000 Kinki Nippon Railway                                 72
   10,000 Kirin Brewery Co. Ltd.                               95
    1,000 Kokuyo Co. Ltd.                                      14
   10,000 Komatsu Ltd                                          50
    1,000 Komori Corp.                                         16
    1,200 Konami Co. Ltd.                                      81
    4,000 Konica Corp.                                         34
    2,000 Koyo Seiko Co. Ltd.                                  14
   14,000 Kubota Corp.                                         50
    4,000 Kurary Co. Ltd.                                      33
    2,000 Kureha Chemical Industry Ltd.                         5
    1,000 Kurita Water Industries Ltd.                         15
    2,000 Kyocera Corp.                                       262
    1,000 Kyowa Exeo Corp.                                     11
    4,000 Kyowa Hakko Kogyo Co. Ltd.                           32
    1,000 Maeda Road Construction Co. Ltd.                      4
    1,000 Makino Milling Machine Co. Ltd.                       6
    2,000 Makita Corp.                                         16
   15,000 Marubeni Corp.                                       36
    4,000 Marui Co. Ltd.                                       52
   21,000 Matsushita Electric Industrial Co. Ltd.             527
    3,000 Meiji Milk Products Co. Ltd.                         13


  Shares  Description                                   Value

--------------------------------------------------------------
    4,000 Meiji Seika                                  $    24
      300 Meitec                                            11
    4,000 Minebea Co. Ltd.                                  41
   22,000 Mitsubishi Chemical Corp.                         62
   16,000 Mitsubishi Corp.                                 122
   22,000 Mitsubishi Electric Corp.                        143
   13,000 Mitsubishi Estate Co. Ltd.                       146
    5,000 Mitsubishi Gas Chemical Co.                       18
   34,000 Mitsubishi Heavy Industries Ltd.                 149
    2,000 Mitsubishi Logistics Corp.                        19
   11,000 Mitsubishi Materials Corp.                        31
    3,000 Mitsubishi Paper Mills                             6
    6,000 Mitsubishi Rayon Co.                              20
   13,000 Mitsubishi Trust & Banking Corp.                  95
   16,000 Mitsui & Co. Ltd.                                 99
    8,000 Mitsui Engineering & Shipbuilding Co. Ltd.         9
    8,000 Mitsui Fudosan Co. Ltd.                           93
    8,000 Mitsui Marine & Fire Insurance Co. Ltd.           47
    6,000 Mitsui Mining & Smelting                          51
    5,000 Mitsukoshi Ltd.                                   20
       94 Mizuho Holdings Inc.                             608
    1,000 Mori Seiki Co. Ltd.                               11
    2,000 Murata Manufacturing Co. Ltd.                    267
    3,000 Mycal Corp.                                        7
      600 Namco Ltd.                                        15
   17,000 NEC Corp.                                        320
    3,000 NGK Insulators Ltd.                               39
    2,000 NGK Spark Plug Co.                                34
      400 Nichiei Co. Ltd.                                   2
    3,000 Nichirei Corp.                                    15
      400 Nidec Corp.                                       24
    4,000 Nikon Corp.                                       57
    1,900 Nintendo Co. Ltd.                                285
    1,000 Nippon Comsys Corp.                               21
   11,000 Nippon Express Co. Ltd.                           69
    6,000 Nippon Light Metal Co. Ltd.                        5
    2,000 Nippon Meat Packers, Inc.                         27
   15,000 Nippon Mitsubishi Oil Co. Ltd.                    82
   10,000 Nippon Paper Industries Co.                       56
    4,000 Nippon Sheet Glass Co. Ltd.                       56
    3,000 Nippon Shinpan Co. Ltd.                            4
    2,000 Nippon Shokubai K. K. Co.                          9
   69,000 Nippon Steel Corp.                               122
    3,000 Nippon Suisan Kaisha Ltd.                          5
      129 Nippon Telegraph & Telephone Corp.             1,112
   12,000 Nippon Yusen Kabushiki Kaisha                     51
    3,000 Nishimatsu Construction                           10
   41,000 Nissan Motor Co. Ltd.                            251
    3,000 Nisshin Flour Milling                             27
    2,000 Nisshinbo Industries, Inc.                         9
    1,000 Nissin Food Products                              26
    2,000 Nitto Denko Corp.                                 66
    2,000 NOF Corp.                                          5
   20,000 Nomura Securities Co. Ltd.                       421

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


  Shares  Description                          Value

-----------------------------------------------------
    2,000 Noritake Co. Ltd.                   $    11
    6,000 NSK Ltd.                                 42
    5,000 NTN Corp.                                15
    8,000 Obayashi Corp.                           37
   11,000 OJI Paper Co. Ltd.                       61
    1,000 Okuma Corp.                               4
    3,000 Okumura Corp.                             9
    3,000 Olympus Optical Co. Ltd.                 44
    3,000 Omron Corp.                              68
    2,000 Onward Kashiyama Co. Ltd.                14
    3,000 Orient Corp.                              5
      600 Oriental Land Co. Ltd.                   42
      900 Orix Corp.                               85
   25,000 Osaka Gas Co. Ltd.                       68
      300 Oyo Corp.                                 3
    4,000 Penta-Ocean Construction                  5
    2,000 Pioneer Corp.                            64
    1,700 Promise Co. Ltd.                        125
    1,000 Rohm Co. Ltd.                           241
   42,000 Sakura Bank Ltd.                        243
    1,000 Sanden Corp.                              5
    5,000 Sankyo Co. Ltd.                         108
    1,000 Sanrio Co. Ltd.                          14
    2,000 Sanwa Shutter Corp.                       5
   19,000 Sanyo Electric Co. Ltd.                 148
    3,000 Sapporo Breweries Ltd.                    9
    2,000 Secom Co. Ltd.                          140
    1,600 Sega Enterprises                         17
    2,000 Seino Transportation Co. Ltd.             9
    3,000 Seiyu Ltd.                                9
    6,000 Sekisui Chemical Co. Ltd.                19
    7,000 Sekisui House Ltd.                       68
   11,000 Sharp Corp.                             131
      500 Shimachu Co. Ltd.                         7
      200 Shimamura Co.                            15
    1,000 Shimano, Inc.                            19
    8,000 Shimizu Corp.                            25
    4,000 Shin-Etsu Chemical Co. Ltd.             179
    4,000 Shionogi & Co. Ltd.                      81
    4,000 Shiseido Co. Ltd.                        52
    8,000 Shizuoka Bank Ltd.                       74
      200 Sho-Bond Corp.                            3
   11,000 Showa Denko K.K.                         13
    4,000 Showa Shell Sekiyu K.K.                  20
    1,000 Skylark Co. Ltd.                         27
      700 SMC Corp.                               102
    3,000 Snow Brand Milk Products                 10
    3,000 Softbank Corp.                          157
    9,300 Sony Corp.                              702
   32,000 Sumitomo Bank Ltd.                      319
   17,000 Sumitomo Chemical Co.                    75
   11,000 Sumitomo Corp.                           87
    8,000 Sumitomo Electric Industries Ltd.       137
    2,000 Sumitomo Forestry Co.                    12


  Shares  Description                               Value

----------------------------------------------------------
    6,000 Sumitomo Heavy Industries Ltd.           $    11
    7,000 Sumitomo Marine & Fire Insurance Ltd.         47
   37,000 Sumitomo Metal Industries Ltd.                24
    6,000 Sumitomo Metal Mining Co. Ltd.                30
    4,000 Sumitomo Osaka Cement Co. Ltd.                17
    9,400 Taiheiyo Cement Corp.                         16
   10,000 Taisei Corp.                                  16
    4,000 Taisho Pharmaceutical Co.                    104
    1,000 Taiyo Yuden Co. Ltd.                          40
    2,000 Takara Shuzo                                  41
    3,000 Takashimaya Co. Ltd.                          22
    9,000 Takeda Chemical Industries Ltd.              557
    1,900 Takefuji Corp.                               113
    1,000 Takuma Co. Ltd.                                8
    9,000 Teijin Ltd.                                   42
    3,000 Teikoku Oil Co. Ltd.                          14
    2,000 Terumo Corp.                                  40
    9,000 Tobu Railway Co.                              26
    3,000 Toda Corp.                                    15
    2,000 Toei Co. Ltd.                                  9
      200 Toho Co. Ltd.                                 27
    5,100 Tohoku Electric Power                         66
   23,000 Tokai Bank                                   105
   16,000 Tokio Marine & Fire Insurance Co. Ltd.       180
    1,000 Tokyo Broadcasting System, Inc.               37
    2,000 Tokyo Dome Corp.                               8
   13,800 Tokyo Electric Power Co.                     326
    2,000 Tokyo Electron Ltd.                          143
   29,000 Tokyo Gas Co. Ltd.                            82
    1,000 Tokyo Style Co. Ltd.                           9
   11,000 Tokyu Corp.                                   59
    7,000 Toppan Printing Co. Ltd.                      61
   14,000 Toray Industries, Inc.                        56
   33,000 Toshiba Corp.                                234
    6,000 Tosoh Corp.                                   18
    2,000 Tostem Corp.                                  29
    4,000 Toto Ltd.                                     29
    2,000 Toyo Seikan Kaisha                            34
    7,000 Toyobo Ltd.                                   15
   38,000 Toyota Motor Corp.                         1,355
      300 Trans Cosmos, Inc.                            20
    2,000 Tsubakimoto Chain Ltd.                         6
    9,000 Ube Industries Ltd.                           21
      700 Uni-Charm Corp.                               32
    2,000 Uny Co. Ltd.                                  26
    2,000 Wacoal Corp.                                  18
      300 World Co. Ltd.                                10
    2,000 Yakult Honsha Co. Ltd.                        23
    2,000 Yamaha Corp.                                  20
    4,000 Yamanouchi Pharmaceutical Co. Ltd.           195
    5,000 Yamato Transport Co. Ltd.                    100
    2,000 Yamazaki Baking Co. Ltd.                      14
    3,000 Yokogawa Electric Co.                         25
                                                   -------
                                                    21,949
                                                   -------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)


  Shares  Description                             Value

--------------------------------------------------------------------
                International Equity Index Portfolio--Continued
 Malaysia--0.0%
    4,000 Promet Berhad*                         $    --
      280 Silverstone Berhad*                         --
                                                 -------
                                                      --
                                                 -------
 Netherlands--5.6%
   15,100 ABN AMRO Holding N.V.                      317
   13,737 AEGON N.V.                                 566
    2,910 Akzo Nobel N.V.                            138
    4,258 ASM Lithography Holding N.V.*               89
    1,044 Buhrmann N.V.                               25
    6,807 Elsevier N.V.                               86
    3,439 Getronics N.V.                              18
    1,091 Hagemeyer N.V.                              24
    3,192 Heineken N.V.                              172
      362 Hollandsche Beton Groep N.V.                 3
      287 IHC Caland N.V.                             13
    9,948 ING Groep N.V.                             717
      555 KLM N.V.                                    11
    7,849 Koninklijke Ahold N.V.                     252
   13,065 Koninklijke Philips Electronics N.V.       432
      238 Nedlloyd N.V.                                5
      877 OCE N.V.                                    14
   21,824 Royal Dutch Petroleum Co.                1,309
    9,835 Royal KPN N.V.                             132
      321 Stork N.V.                                   4
    4,861 TNT Post Group N.V.                        117
    5,817 Unilever N.V.                              359
    1,069 Vedior N.V.                                 12
      551 Vopax N.V.                                  11
    2,851 Wolters Kluwer N.V.                         70
                                                 -------
                                                   4,896
                                                 -------
 New Zealand--0.1%
    4,200 Auckland International Airport Ltd.          5
   27,500 Brierley Investments Ltd.                    4
   17,600 Carter Holt Harvey Ltd.                     12
    6,000 Contact Energy Ltd.                          7
    1,200 Fisher & Paykel Industries Ltd.              4
    3,479 Fletcher Challenge Building                  3
    3,547 Fletcher Challenge Energy                   13
    8,317 Fletcher Challenge Forests                   1
   17,980 Telecom Corp. of New Zealand Ltd.           42
    2,800 Warehouse Group Ltd.                         7
                                                 -------
                                                      98
                                                 -------
 Norway--0.4%
      500 Bergesen d.y. ASA, Class A                   9
      200 Bergesen d.y. ASA, Class B                   3
    6,200 Christiania Bank Og Kreditkasse             32
    7,800 DnB Holding ASA                             36
      500 Elkem ASA                                    8
      700 Hafslund ASA, Class A                        3


  Shares  Description                                    Value

---------------------------------------------------------------------------
      500 Hafslund ASA, Class B                         $     1
    1,200 Kvaerner PLC                                        9
      400 Leif Hoegh & Co. ASA                                3
    1,800 Merkantildata ASA                                   7
    2,710 Norsk Hydro ASA                                   109
      400 Norske Skogindustrier ASA, Class A                 15
      100 Norske Skogindustrier ASA, Class B                  3
    2,200 Orkla ASA                                          40
    1,000 Petroleum Geo-Services ASA*                        12
      500 SAS Norge ASA, Class B                              5
      700 Schibsted ASA                                       9
      600 Smedvig, Class A                                    5
      300 Smedvig, Class B                                    2
    2,800 Storebrand ASA                                     19
    1,800 Tomra Systems ASA                                  32
      200 Unitor ASA                                          1
                                                        -------
                                                            363
                                                        -------
 Portugal--0.5%
   20,800 Banco Comercial Portugues S.A. (Registered)       104
    2,418 Banco Espirito Santo e Comercial de
          Lisboa S.A. (Registered)                           38
    6,500 BPI-SGPS S.A. (Registered)                         20
    3,000 Brisa-Auto Estradas de Portugal S.A.               25
    1,400 Cimpor Cimentos de Portugal SGPS S.A.              32
      300 Cin-Corporacao Industrial do Norte S.A.             1
      500 Corticeira Amorim S.A.                              1
      100 EFACEC Capital SGPS S.A.                            1
   31,200 Electricidade de Portugal S.A.                     93
      300 INAPA Investimentos Participacoes e
          Gestao S.A                                          1
    1,000 Jeronimo Martins SGPS S.A.                         11
      900 Portucel Industrial-Empresa Produtora de
          Celulose S.A.                                       5
   10,700 Portugal Telecom S.A.(Registered)                  88
      280 Soares da Costa (Sociedade de
          Construcoes) S.A.                                   1
   10,500 Sonae Inestmentos--SGPS S.A.*                      11
   24,800 Sonae SGPS S.A.                                    27
                                                        -------
                                                            459
                                                        -------
 Singapore--1.0%
   19,500 CapitaLand Ltd.*                                   31
   11,500 Chartered Semiconductor Manufacturing Ltd.*        38
    8,000 City Developments Ltd.                             36
    8,500 Comfort Group Ltd.                                  3
    1,000 Creative Technology Ltd.                           12
    2,000 Cycle & Carriage Ltd.                               4
   13,198 DBS Group Holdings Ltd.                           150
    4,000 First Capital Corp. Ltd.                            3
    3,000 Fraser & Neave Ltd.                                11
    2,000 Haw Par Brothers Internatiopnal Ltd.                4
    5,000 Hotel Properties Ltd.                               4
    8,250 Keppel Corp. Ltd.                                  16

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


  Shares  Description                                      Value

-----------------------------------------------------------------------------
    5,000 NatSteel Ltd.                                   $    22
   12,370 Neptune Orient Lines Ltd.                            10
    4,000 Omni Industries                                       6
   12,980 Overseas Chinese Banking Corp. Ltd. (Foreign)        87
    2,000 Overseas Union Enterprise Ltd.                        7
    4,000 Parkway Holdings Ltd.                                 8
   16,494 Sembcorp Industries Ltd.                             15
   13,000 Singapore Airlines Ltd.                             125
    2,000 Singapore Computer Systems Ltd.                       3
    3,893 Singapore Press Holdings Ltd.                        61
   29,000 Singapore Technologies Engineering Ltd.              44
   63,000 Singapore Telecommunications Ltd.                   105
    3,400 Straits Trading Co. Ltd.                              3
   14,000 United Industrial Corp. Ltd.                          6
   10,392 United Overseas Bank Ltd. (Foreign)                  75
    6,000 United Overseas Land Ltd.                             5
    2,000 Venture Manufacturing (Singapore) Ltd.               17
    6,000 Wing Tai Holdings                                     4
                                                          -------
                                                              915
                                                          -------
 Spain--2.8%
      575 Acerinox S.A.                                        15
      700 ACS, Actividades de Construccion y
          Servicios S.A.                                       16
    1,425 Aguas de Barcelona                                   18
    3,475 Altadis S.A.                                         50
      400 Asturiana de Zinc S.A.                                3
    2,767 Autopistas Concesionaria S.A.                        21
      700 Azucarera Ebro Agricolas                              8
   32,146 Banco Bilbao Vizcaya S.A.                           430
   45,936 Banco Central Hispanoamericano                      407
      850 Corporacion Financiera Alba                          19
      593 Corporacion Mapfre                                   11
      400 Cortefiel S.A.                                        7
   10,820 Endesa S.A.                                         175
    2,400 Ercros S.A.                                           1
      320 Fabrica Espanola de Productos Quimicos y
          Farmaceuticos S.A.                                    4
    1,250 Fomento de Construcciones Y Contratas S.A.           22
    4,475 Gas Natural SDG S.A., Class E                        74
    1,720 Grupo Dragados S.A.                                  17
      250 Grupo Empresarial Ence S.A.                           4
    9,176 Iberdrola S.A.                                      110
    1,000 Inmobiliaria Urbis S.A.                               4
      500 Metrovacesa S.A.                                      6
      225 Portland Valderrivas S.A.                             4
      600 Prosegur CIA de Seguridad S.A. (Registered)           6
    3,166 Puleva S.A.                                           4
   12,385 Repsol S.A.                                         203
    1,700 SOL Melia S.A.                                       14
   44,189 Telefonica de Espana                                695
    2,200 Telepizza S.A.*                                       6
    3,101 Union Electrica Fenosa S.A.                          56
      450 Uralita S.A.                                          2


  Shares  Description                                                  Value
-----------------------------------------------------------------------------

    1,325 Vallehermoso S.A.                                           $     7
      500 Viscofan Industria Navarra de Envolturas Celulosicas S.A.         2
    1,500 Zardoya Otis S.A.                                                12
                                                                      -------
                                                                        2,433
                                                                      -------
 Sweden--2.7%
    1,200 Assidoman AB                                                     21
    1,400 Atlas Copco AB, Class A                                          30
      700 Atlas Copco AB, Class B                                          14
    1,000 Drott AB, Class B                                                13
    3,640 Electrolux AB, Class B                                           51
      100 Esselte AB, Class A                                              --
      100 Esselte AB, Class B                                              --
    5,350 ForeningSparbanken AB                                            72
    2,500 Gambro AB, Class A                                               17
    1,000 Gambro AB, Class B                                                7
    8,490 Hennes & Mauritz AB, Class B                                    143
    1,500 Netcom AB, Class B*                                              50
    7,889 Nordea AB                                                        55
   22,500 Nordea AB                                                       159
      900 OM Gruppen AB                                                    23
    2,600 Sandvik AB, Class B                                              56
      392 Sapa AB                                                           5
    3,600 Securitas AB, Class B                                            58
   10,410 Skandia Forsakrings AB                                          159
    7,200 Skandinaviska Enskilda Banken, Class A                           77
    1,200 Skanska AB, Class B                                              49
      611 SKF AB, Class A                                                   9
      500 SKF AB, Class B                                                   7
      800 Ssab Svenskt Stal AB, Class A                                     7
      300 Ssab Svenskt Stal AB, Class B                                     2
    2,300 Svenska Cellulosa AB, Class B                                    45
    6,600 Svenska Handelsbanken, Class A                                  105
      600 Svenska Handelsbanken, Class B                                   10
    3,900 Swedish Match AB                                                 14
   80,540 Telefonaktiebolaget LM Ericsson, Class B                        920
   15,300 Telia AB*                                                        88
    1,000 Trelleborg AB, Class B                                            7
    1,400 Volvo AB, Class A                                                20
    3,100 Volvo AB, Class B                                                46
    3,700 Wm-Data AB, Class B                                              12
                                                                      -------
                                                                        2,351
                                                                      -------
 Switzerland--6.5%
    2,998 ABB Ltd.                                                        273
      180 Adecco S.A.                                                     112
    2,935 Credit Suisse Group (Registered)                                511
       10 Forbo Holding A.G.                                                4
       25 Georg Fischer A.G. (Registered)                                   6
       82 Givaudan*                                                        20
       50 Holderbank Financiere Glarus A.G. (Bearer)                       52
      100 Holderbank Financiere Glarus A.G. (Registered)                   28
       10 Jelmoli S.A.                                                      3
       29 Kuoni Reisen A.G., Category B (Registered)                       12

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)


  Shares  Description                                        Value

-------------------------------------------------------------------------------
                International Equity Index Portfolio--Continued
 Switzerland--Continued
       60 Lonza A.G.                                        $    32
       10 Moevenpick Holding                                      4
      390 Nestle S.A. (Registered)                              847
      720 Novartis A.G. (Registered)                          1,168
       70 Roche Holding A.G. (Registered)                       694
       16 Roche Holding A.G. (Genuss)                           184
      100 SAirGroup (Registered)                                 15
       10 Schindler Holding A.G. (Registered)                    15
       10 Schindler Holding A.G.                                 14
       10 SGS Societe Generale Surveillance Holdings S.A.
          (Bearer)                                               12
       20 SGS Societe Generale Surveillance Holdings SA
          (Registered)                                            5
       20 Sika Finanz A.G.                                        5
       30 Sulzer A.G. (Registered)                               19
      200 Swatch Group A.G. (Bearer)                             47
       30 Swatch Group A.G. (Registered)                         35
      145 Swiss (Registered)                                    323
      705 Swisscom A.G.                                         169
      612 Syngenta A.G.*                                         28
    4,323 UBS (Registered)                                      598
       45 Valora Holding A.G.                                    10
      842 Zurich Allied A.G.                                    454
                                                            -------
                                                              5,699
                                                            -------
 United Kingdom--20.3%
    6,000 3I Group PLC                                          106
   13,800 Abbey National PLC                                    216
    5,000 Airtours PLC                                           14
    2,047 AMEC PLC                                                9
    7,000 Amvescap PLC                                          109
   10,000 ARM Holdings PLC*                                      62
   17,400 AstraZeneca PLC                                       888
    2,929 AWG PLC                                                26
   11,101 BAA PLC                                                95
   30,040 BAE Systems PLC                                       154
    4,158 Balfour Beatty PLC                                      7
   16,498 Barclays PLC                                          462
    2,000 Barratt Developments PLC                                9
    8,789 Bass PLC                                               93
    4,101 BBA Group PLC                                          22
    1,000 Berkeley Group PLC                                     10
   35,563 BG Group PLC                                          144
    7,316 Blue Circle Industries PLC                             48
    5,037 BOC Group PLC                                          71
    9,002 Boots Co. PLC                                          77
  226,262 BP Amoco PLC                                        1,759
   11,120 British Airways PLC                                    63
   21,385 British American Tobacco PLC                          152
    5,035 British Land Co. PLC                                   33
   18,560 British Sky Broadcasting Group PLC                    259
   65,490 British Telecommunications PLC                        565


 Shares  Description                         Value

---------------------------------------------------
   5,045 Bunzl PLC                          $    31
  20,210 Cadbury Schweppes PLC                  141
   7,000 Canary Wharf Finance PLC                53
   7,000 Capita Group PLC                        43
   4,900 Caradon PLC                             14
   6,148 Carlton Communications PLC              45
   3,000 Celltech Group PLC*                     49
  40,400 Centrica PLC                           137
  22,185 CGU PLC                                335
   7,307 Chubb PLC*                              23
   7,000 Coats Viyella PLC                        4
  31,170 Corus Group PLC                         25
   1,850 De La Rue PLC                           10
  34,410 Diageo PLC                             357
  19,342 Dixons Group PLC                        68
   1,000 Eidos PLC*                               3
   4,000 Electrocomponents PLC                   39
   8,137 EMI Group PLC                           64
   2,911 Exel PLC                                45
   6,000 FKI PLC                                 18
   7,646 GKN PLC                                 83
  36,147 Glaxo Wellcome PLC                   1,054
  22,429 Granada Compass PLC                    214
   1,800 Great Portland Estates PLC               7
  10,000 Great Universal Stores PLC              75
  22,397 Halifax Group PLC                      209
   3,040 Hammerson PLC                           19
   7,000 Hanson PLC                              38
  17,000 Hays PLC                                84
   2,000 Hepworth PLC                             7
  15,226 Hilton Group PLC                        40
  92,462 HSBC Holdings PLC                    1,218
   4,000 IMI PLC                                 12
   7,000 Imperial Chemical Industries PLC        48
  11,302 International Power PLC*                41
  35,495 Invensys PLC                            86
   1,000 Jarvis PLC                               3
   2,000 Johnson Matthey PLC                     30
   7,307 Kidde PLC*                               6
  14,154 Kingfisher PLC                          92
   5,232 Land Securities PLC                     61
  13,000 LASMO PLC                               32
  35,563 Lattice Group PLC*                      75
  51,160 Legal & General Group PLC              130
   1,000 LEX Service PLC                          5
  55,042 Lloyds TSB Group PLC                   525
   4,000 Logica PLC                              80
   2,000 London Bridge Software Holdings         10
  27,747 Marconi PLC                            264
  28,773 Marks & Spencer PLC                     80
   6,008 Misys PLC                               42
  15,050 National Grid Group PLC                132
   6,000 Nycomed Amersham PLC                    47
   6,800 P&O Princess Cruises PLC                25

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


  Shares  Description                             Value

--------------------------------------------------------
    7,965 Pearson PLC                            $   178
    6,800 Peninsular & Orient Steam Navigation        31
   12,298 Pilkington PLC                              18
    2,929 Provident Financial PLC                     41
   19,539 Prudential Corp. PLC                       299
    4,000 Psion PLC                                   13
    5,016 Railtrack Group PLC                         68
    7,215 Rank Group PLC                              18
   11,832 Reed International PLC                     106
   23,000 Rentokil Initial PLC                        64
   14,270 Reuters Holdings Group PLC                 210
    4,472 Rexam PLC, Class B                          14
   10,643 Rio Tinto PLC (Registered)                 159
    3,000 RMC Group PLC                               24
   26,677 Royal Bank of Scotland Group PLC           549
   13,000 Sage Group PLC                              72
   19,268 Sainsbury (J) PLC                          114
    2,500 Schroders PLC                               45
   19,000 Scottish Power PLC                         142
    6,000 Sema Group PLC                              25
    4,000 Slough Estates PLC                          22
    9,307 Smith & Nephew PLC                          42
   55,944 SmithKline Beecham PLC                     729
    3,053 Smiths Industries PLC                       35
    2,000 SSL International PLC                       15
   14,024 Stagecoach Holdings PLC                     12
    5,000 Tate & Lyle PLC                             18
    4,046 Taylor Woodrow PLC                          10
   68,559 Tesco PLC                                  275
    5,000 TI Group PLC                                28
   29,466 Unilever PLC                               244
    2,009 Uniq PLC                                     6
    6,000 United Utilities PLC                        61
  616,162 Vodafone Airtouch PLC                    2,107
    4,000 Wimpey (George) PLC                          9
    6,093 Wolseley PLC                                34
   12,000 WPP Group PLC                              129
                                                 -------
                                                  17,797
--------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $90,940)               86,031
--------------------------------------------------------
 PREFERRED STOCKS--0.5%
 Australia--0.2%
   21,676 News Corp. Ltd.                            167
                                                 -------
 France--0.0%
      200 Etablissements Economiques du Casino        12
                                                 -------
 Germany--0.3%
      400 Dyckerhoff A.G.                              7
      450 MAN A.G.--Vorzug                             9
      250 Metro A.G.--Vorzug                          10
      150 Rheinmetall A.G.                             1
      800 RWE A.G.--Non Voting                        26
    1,330 SAP A.G.--Vorzug                           172
    1,050 Volkswagen A.G.--Non Voting                 30
                                                 -------
                                                     255
                                                 -------

  Shares/
 Principal
  Amount   Description                      Value

--------------------------------------------------
 Italy--0.0%
       730 Fiat S.p.A.                     $    11
--------------------------------------------------
 TOTAL PREFERRED STOCKS (Cost $619)            445
--------------------------------------------------
 CORPORATE BONDS--0.0%
 Australia--0.0%
       116 AMP Ltd.                              6
     4,234 AMP Reinsurance Note                 --
--------------------------------------------------
 TOTAL CORPORATE BONDS (Cost $10)                6
--------------------------------------------------
 WARRANTS/RIGHTS--0.0%
 France--0.0%
       300 Vivendi S.A., Exp. 5/2/01             1
                                           -------
 Germany--0.0%
       250 IWKA A.G.                            --
                                           -------
 New Zealand--0.0%
    16,634 Fletcher Challenge Forests           --
                                           -------
 Portugal--0.0%
       500 Corticeira Amorim S.A.               --
    10,700 Portugal Telecom                     --
                                           -------
                                                --
                                           -------
 Spain--0.0%
     1,425 Aguas de Barcelona (Gen De)          --
--------------------------------------------------
 TOTAL WARRANTS/RIGHTS (Cost $0)                 1
--------------------------------------------------
 SHORT-TERM INVESTMENTS--0.8%
           Chase Manhattan Bank, Nassau,
           Eurodollar Time Deposit
 $ 525,000 6.56% Due 12/1/00                   525
           U.S. Treasury Bill, #
   155,000 6.09% Due 1/18/01                   154
--------------------------------------------------
 TOTAL SHORT-TERM INVESTMENTS (Cost $679)      679
--------------------------------------------------
 TOTAL INVESTMENTS--99.5%
  (Cost $92,248)                           $87,162
--------------------------------------------------
 Other assets, less liabilities--0.5%          414
--------------------------------------------------
 NET ASSETS--100.0%                        $87,576
--------------------------------------------------
--------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)
International Equity Index Portfolio--Continued

OPEN FUTURES CONTRACTS:

  Type of      Number of   Notional   Contract      Contract      Unrealized
 Contracts     Contracts    Amount    Position     Expiration       Losses
----------------------------------------------------------------------------
EuroStoxx-50      7          $698       Long     December, 2000      $(13)
FTSE 100          1             6       Long     December, 2000        (1)
Nikkei 225        1             1       Long     December, 2000        --
----------------------------------------------------------------------------
                                                                     $(14)
----------------------------------------------------------------------------

*Non-income producing security.
#Security pledged to cover margin requirements for open futures contracts.

At November 30, 2000 the Portfolio's investments, excluding the short-term investments, were diversified as follows:

Industry/Sector
-----------------------------
Banks                   13.4%
Business Services       12.8
Capital Goods            5.6
Consumer Durables        6.6
Consumer Non-durables    5.2
Consumer Services        4.4
Energy                   6.1
Financial Services      10.8
Health Care              9.0
Multi-industry           2.2
Raw Materials            6.1
Retail                   3.3
Technology               7.0
Transportation           2.1
Utilities                5.4
-----------------------------
Total                  100.0%
-----------------------------

At November 30, 2000, the Portfolio's investments, were denominated in the following currencies:

Concentration by Currency
-----------------------------------------
European Euro                       37.0%
Janpanese Yen                       25.1
United Kingdom Pound                20.3
All other currencies less than 5%   17.6
-----------------------------------------
Total                              100.0%
-----------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


  Shares   Description                                Value
-------------------------------------------------------------
                         International Growth Portfolio
 COMMON STOCKS--94.5%
 Canada--1.0%
    28,213 Celestica Inc.                            $  1,483
                                                     --------
 Denmark--3.4%
   139,000 Danske Bank A/S                              2,276
    35,000 Tele Danmark A/S                             1,404
    29,510 Vestas Wind System                           1,447
                                                     --------
                                                        5,127
                                                     --------
 France--10.4%
    50,300 Alcatel S.A.                                 2,496
    36,000 Schneider Electric S.A.                      2,225
    19,000 Suez Lyonnaise des Eaux S.A.                 3,220
    63,000 Thomson CSF                                  2,742
    46,000 Total Fina Elf S.A. ADR                      3,249
    30,000 Vivendi S.A.                                 1,854
                                                     --------
                                                       15,786
                                                     --------
 Germany--7.1%
     8,900 Allianz AG                                   3,117
    60,000 Bayer AG                                     2,654
    68,404 Bayerische Motoren Werke AG                  2,054
    52,000 E.ON AG                                      2,973
                                                     --------
                                                       10,798
                                                     --------
 Hong Kong--3.0%
 1,900,000 China Resources Enterprise Ltd.              2,192
   673,000 Shanghai Industrial Holdings Ltd.            2,321
                                                     --------
                                                        4,513
                                                     --------
 Ireland--1.0%
    30,000 Elan Corp. PLC ADR                           1,618
                                                     --------
 Italy--6.2%
    65,000 Assicurazioni Generali                       2,374
   410,000 ENI-Ente Nazionale Idrocarburi S.p.A         2,470
   193,838 Telecom Italia Mobile S.p.A.                 2,244
   460,000 Unicredito Italiano S.p.A.                   2,302
                                                     --------
                                                        9,390
                                                     --------
 Japan--17.6%
    69,000 Anritsu Corp.                                1,887
    33,000 Benesse Corp.                                1,040
    65,000 KAO Corp.                                    1,995
   225,000 Mitsubishi Estate Co. Ltd.                   2,529
   400,000 Mitsui Marine & Fire Insurance Co. Ltd.      2,351
   215,000 Nikko Securities Co. Ltd.                    1,648
    14,000 Nintendo Co. Ltd.                            2,097
    75,000 Omron Corp.                                  1,696
   100,000 Sankyo Co. Ltd.                              2,162


  Shares   Description                                 Value
--------------------------------------------------------------
   155,000 Shiseido Co. Ltd.                          $  2,009
   220,000 Suzuki Motor Corp.                            2,403
    85,000 Taisho Pharmaceutical Co. Ltd.                2,214
    25,200 TDK Corp.                                     2,737
                                                      --------
                                                        26,768
                                                      --------
 Netherlands--10.7%
    34,000 ING Groep N.V.                                2,450
    76,355 Koninklijke Philips Electronics N.V. ADR      2,449
    58,000 Royal Dutch Petroleum Co. ADR                 3,462
    52,000 Unilever N.V. ADR                             3,227
    40,000 VNU N.V.*                                     1,748
   115,000 Wolters Kluwer N.V.                           2,819
                                                      --------
                                                        16,155
                                                      --------
 Singapore--2.8%
 1,170,000 CapitaLand Ltd.                               1,868
 1,400,000 Singapore Telecommunications Ltd.             2,331
                                                      --------
                                                         4,199
                                                      --------
 Spain--6.0%
   254,543 Amadeus Global Travel Distribution            1,928
   150,000 Banco Bilbao Vizcaya Argentaria S.A.          2,006
    72,860 Banco Popular Espanol                         2,410
   171,000 Endesa S.A.                                   2,767
                                                      --------
                                                         9,111
                                                      --------
 Switzerland--9.3%
     1,783 Nestle S.A. (Registered)                      3,872
       376 Roche Holding AG                              3,726
     4,970 Syngenta AG ADR                                  43
    22,650 UBS AG                                        3,132
     6,100 Zurich Financial Services AG                  3,289
                                                      --------
                                                        14,062
                                                      --------
 United Kingdom--16.0%
    95,000 Amvescap PLC                                  1,481
    40,000 AstraZeneca PLC ADR                           2,057
   160,000 Cable & Wireless PLC                          1,978
    49,355 Colt Telecom Group PLC                          847
   245,000 Diageo PLC                                    2,542
   265,000 Enterprise Oil PLC                            2,216
    66,400 Glaxo Wellcome PLC                            1,936
    33,000 Glaxo ADR                                     1,891
   180,000 Reckitt Benckiser PLC                         2,286
   600,000 Tesco PLC                                     2,407
   132,600 Vodafone Group PLC ADR                        4,542
                                                      --------
                                                        24,183
--------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $145,861)                   143,193
--------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 2000
(All amounts in thousands, except shares)

 Principal
  Amount   Description                      Value
------------------------------------------------------------
                   International Growth Portfolio--Continued
------------------------------------------------------------
 SHORT-TERM INVESTMENT--6.6%
  (Cost $9,961)
           Chase Manhattan Bank, Nassau,
           Eurodollar Time Deposit,
 $9,961    6.56%, 12/1/00                  $  9,961
------------------------------------------------------------
 TOTAL INVESTMENTS--101.1%
  (cost $155,822)                          $153,154
------------------------------------------------------------
 Liabilities, less other assets--(1.1)%      (1,728)
------------------------------------------------------------
 NET ASSETS--100.0%                        $151,426
------------------------------------------------------------
------------------------------------------------------------

*Non-income producing security.

At November 30, 2000, the Portfolio's investments, excluding the short-term investment, were diversified as follows:

Industry/Sector
--------------------------------------
Aerospace/Defense                 1.8%
Auto Manufacturers                3.0
Banks                             8.0
Beverages                         1.7
Chemicals                         1.8
Commercial Services               1.9
Computers                         1.8
Cosmetics/Personal Care           2.7
Diversified Financial Services    2.1
Electric                          5.4
Electronics                       3.4
Food                              7.9
Hand/Machine Tools                1.5
Holding Companies--Diversified    1.5
Household Products                1.5
Insurance                         7.4
Media                             1.2
Multi-line Insurance              1.6
Oil & Gas Producers               7.5
Pharmaceuticals                  10.3
Publishing-Periodicals            1.9
Real Estate                       2.9
Telecommunications               10.5
Toys/Games/Hobbies                1.4
Transportation                    0.6
Water                             2.1
Other                             6.6
--------------------------------------
Total                           100.0%
--------------------------------------

At November 30, 2000, the Portfolio investments, were denominated in the following currencies:

Concentration by Currency
-----------------------------------------
European Euro                       41.4%
Japanese Yen                        17.6
United Kingdom Pound                16.0
Swiss Franc                          9.3
All other currencies less than 5%   15.7
-----------------------------------------
Total                              100.0%
-----------------------------------------

See accompanying notes to financial statements

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
November 30, 2000
(All amounts in thousands, except net asset value per share)

                                                                           Small      Small
                               Equity   Diversified  Focused    Mid Cap   Company    Company  International International
                   Balanced    Index      Growth     Growth     Growth     Index     Growth   Equity Index     Growth
                   Portfolio Portfolio   Portfolio  Portfolio  Portfolio Portfolio  Portfolio   Portfolio     Portfolio
-------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in
 securities, at
 cost               $65,960  $  796,885  $ 83,903   $197,387    $39,679  $282,753    $39,816     $92,248      $155,822
-------------------------------------------------------------------------------------------------------------------------
Investments in
 securities, at
 value              $73,852  $1,099,894  $110,776   $237,705    $38,599  $243,706    $39,116     $87,162      $153,154
Cash and foreign
 currencies               7          --        --          1        173         1          1         274           910
Receivables:
 Dividends and
  interest              499       1,478        82        128         10       249         10         104           118
 Foreign tax
  reclaims               --          --        --         --         --        --         --          71           181
 Fund shares sold        12         731         4         58         12         4         75          25            91
 Investment
  securities sold     1,274       1,056     2,595      7,355      1,151        --      3,779           3         4,420
 Administrator           19          76        17         19         23        18         24          17            21
Deferred
 organization
 costs, net              --          --        --         --         --        --         --           4            --
Other assets              2           4        --          1         --         1          7           1             1
-------------------------------------------------------------------------------------------------------------------------
Total assets         75,665   1,103,239   113,474    245,267     39,968   243,979     43,012      87,661       158,896
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for:
 Fund shares
  redeemed               32         367        --        103         --       494         12          11             1
 Investment
  securities
  purchased           1,156       1,477     1,248      5,873      2,805        52      4,745          18         7,301
Accrued expenses:
 Advisory fees           31          95        53        172         26        43         26          18           101
 Administration
  fees                    6          95        10         21          3        22          3          11            19
 Custodian fees          20          38        12          9          4        74         --           1            22
 Transfer agent
  fees                    1          18         1          3         --         2         --           1             1
 Shareholder
  service fees            1          98         1          6         --         1         --          --            --
Other liabilities        20         147        22         20         34        19         29          25            25
-------------------------------------------------------------------------------------------------------------------------
Total liabilities     1,267       2,335     1,347      6,207      2,872       707      4,815          85         7,470
-------------------------------------------------------------------------------------------------------------------------
Net assets          $74,398  $1,100,904  $112,127   $239,060    $37,096  $243,272    $38,197     $87,576      $151,426
-------------------------------------------------------------------------------------------------------------------------
Analysis of net
 assets:
Paid-in capital     $60,486    $617,672   $38,763   $184,307    $42,748  $258,567    $48,080     $91,721      $143,277
Undistributed
 (distribution in
 excess of) net
 investment income
 (loss)                 329       1,280        63     (1,396)       (44)    3,003        (28)        646         1,558
Accumulated net
 realized gains
 (losses) on
 investments,
 futures and
 foreign currency
 transactions         5,691     181,394    46,428     15,831     (4,528)   22,112     (9,155)        313         9,269
Net unrealized
 appreciation
 (depreciation) on
 investments,
 futures and
 foreign currency
 transactions         7,892     300,558    26,873     40,318     (1,080)  (40,410)      (700)     (5,100)       (2,668)
Net unrealized
 loss on
 translation of
 other assets and
 liabilities
 denominated in
 foreign
 currencies              --          --        --         --         --        --         --          (4)          (10)
-------------------------------------------------------------------------------------------------------------------------
Net assets          $74,398  $1,100,904  $112,127   $239,060    $37,096  $243,272    $38,197     $87,576      $151,426
-------------------------------------------------------------------------------------------------------------------------
Net assets
 Class A            $73,006    $999,478  $111,612   $226,975    $37,096  $243,169    $38,197     $87,563      $151,426
 Class C                905      91,522        --     11,442         --        --         --          --            --
 Class D                487       9,904       515        643         --       103         --          13            --
-------------------------------------------------------------------------------------------------------------------------
Total shares
 outstanding (no
 par value),
 unlimited
 shares authorized
 Class A              5,334      46,308     7,267     12,843      3,595    21,367      4,056       7,683        13,498
 Class C                 66       4,253        --        653         --        --         --          --            --
 Class D                 36         461        34         37         --         9         --           1            --
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
 offering and
 redemption price
 per share
 Class A             $13.69      $21.58    $15.36     $17.68     $10.33    $11.38      $9.42      $11.40        $11.22
 Class C             $13.69      $21.52        --     $17.53         --        --         --          --            --
 Class D             $13.61      $21.48    $15.02     $17.20         --    $11.20         --      $11.23            --
-------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Operations
For the Year Ended November 30, 2000
(All amounts in thousands)

                                                                            Small      Small
                             Equity    Diversified  Focused    Mid Cap     Company    Company    International  International
                  Balanced    Index      Growth     Growth      Growth      Index      Growth    Equity Index      Growth
                  Portfolio Portfolio   Portfolio  Portfolio Portfolio(a) Portfolio Portfolio(b)  Portfolio       Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Investment
 income:
Dividend             $413    $14,989      $1,018       $941        $39      $3,360        $28        $1,279         $2,015
Interest            2,068      2,538          62        144         75         576        114            93            652
-----------------------------------------------------------------------------------------------------------------------------
Total income        2,481     17,527       1,080      1,085        114       3,936        142         1,372(c)       2,667(d)
-----------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment
 advisory fees        576      4,016       1,155      2,792        187       1,049        205           410          1,641
Administration
 fees                  72      1,339         145        254         17         262         19           123            246
Transfer agent
 fees                   9        255          15         38          2          27          2             8             17
Shareholder
 servicing fees         3        204           1         22         --           1         --            --             --
Custodian fees         47        252          41         52         30         326         31            98            199
Registration
 fees                  27        140          21         27         60          24         60            36             44
Professional
 fees                   7         75           6          7         30           6         27             7              7
Trustee fees and
 expenses               5         56           5          5          4           5          5             5              5
Amortization of
 deferred
 organization
 costs                 --         --          --         --         --          --         --             3             --
Other                  28         74          71         54         24          27         21            39             27
-----------------------------------------------------------------------------------------------------------------------------
Total expenses        774      6,411       1,460      3,251        354       1,727        370           729          2,186
Less:
Voluntary waiver
 of investment
 advisory fees       (216)    (2,678)       (361)      (761)       (51)       (524)       (56)         (205)          (328)
Expenses
 reimbursed by
 Administrator       (114)      (596)       (100)      (119)      (145)       (389)      (144)          (94)          (118)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses          444      3,137         999      2,371        158         814        170           430          1,740
-----------------------------------------------------------------------------------------------------------------------------
Net investment
 income (loss)      2,037     14,390          81     (1,286)       (44)      3,122        (28)          942            927
Net realized
 gains (losses)
 on:
 Investment
  transactions      5,747    191,399      46,490     16,147     (4,528)     32,631     (9,155)          785         10,616
 Futures
  transactions         --     (3,935)         --         42         --         183         --            (5)            --
 Foreign
  currency
  transactions         --         --          --         --         --          --         --          (126)          (209)
Net change in
 unrealized
 appreciation
 (depreciation)
 on investments,
 futures, and
 foreign
 currency
 transactions      (5,063)  (243,571)    (39,559)   (19,249)    (1,080)    (45,292)      (700)      (13,457)       (18,957)
Net change in
 unrealized
 gains (losses)
 on translation
 of other assets
 and liabilities
 denominated in
 foreign
 currencies            --         --          --         --         --          --         --             2              5
-----------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in
 net assets
 resulting from
 operations        $2,721   $(41,717)     $7,012    $(4,346)   $(5,652)    $(9,356)   $(9,883)     $(11,859)       $(7,618)
-----------------------------------------------------------------------------------------------------------------------------

(a) Fund commenced operations after the close of business on December 31, 1999.
(b) Fund commenced operations December 1, 1999.
(c) Net of $98 in non-reclaimable foreign withholding taxes.
(d) Net of $197 in non-reclaimable foreign withholding taxes.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Years Ended November 30,
(All amounts in thousands)


                                          Balanced              Equity
                                          Portfolio         Index Portfolio
                                       ----------------  ----------------------
                                        2000     1999       2000        1999
--------------------------------------------------------------------------------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)           $2,037   $1,977     $14,390     $16,931
 Net realized gains (losses) on in-
  vestments, futures and foreign cur-
  rency transactions                     5,747    8,632     187,464     150,075
 Net change in unrealized
  appreciation (depreciation) on
  investments, futures and foreign
  currency transactions                 (5,063)  (1,145)   (243,571)     95,640
 Net change in unrealized gains
  (losses) on translations of other
  assets and liabilities denominated
  in foreign currencies                     --       --          --          --
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations               2,721    9,464     (41,717)    262,646
--------------------------------------------------------------------------------
Distributions to Class A sharehold-
 ers:
 Net investment income                  (1,680)  (2,270)    (11,370)    (17,433)
 In excess of net investment income         --      (44)         --        (497)
 Net realized gains                     (8,499)  (5,340)   (138,311)    (75,449)
--------------------------------------------------------------------------------
Total distributions to Class A share-
 holders                               (10,179)  (7,654)   (149,681)    (93,379)
--------------------------------------------------------------------------------
Distributions to Class C sharehold-
 ers:
 Net investment income                     (20)     (50)       (843)       (974)
 In excess of net investment income         --       --          --        (265)
 Net realized gains                        (89)    (473)    (11,410)     (6,898)
--------------------------------------------------------------------------------
Total distributions to Class C share-
 holders                                  (109)    (523)    (12,253)     (8,137)
--------------------------------------------------------------------------------
Distributions to Class D sharehold-
 ers:
 Net investment income                     (10)     (14)        (89)       (126)
 In excess of net investment income         --       (1)         --         (46)
 Net realized gains                        (46)     (66)     (1,662)     (1,989)
--------------------------------------------------------------------------------
Total distributions to Class D share-
 holders                                   (56)     (81)     (1,751)     (2,161)
--------------------------------------------------------------------------------
Class A share transactions:
 Proceeds from the sale of shares       20,574   19,095     274,299     494,970
 Reinvested distributions                8,703    7,632     124,594      78,835
 Cost of shares redeemed               (25,655) (13,176)   (580,049)   (525,214)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from Class A share trans-
 actions                                 3,622   13,551    (181,156)     48,591
--------------------------------------------------------------------------------
Class C share transactions:
 Proceeds from the sale of shares          103      317      21,458      30,445
 Reinvested distributions                  109      524      12,254       8,137
 Cost of shares redeemed                   (32)  (5,339)    (39,907)    (49,510)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from Class C share trans-
 actions                                   180   (4,498)     (6,195)    (10,928)
--------------------------------------------------------------------------------
Class D share transactions:
 Proceeds from the sale of shares          144      169       3,179       6,301
 Reinvested distributions                   56       81       1,718       2,140
 Cost of shares redeemed                   (75)    (595)     (9,382)    (25,737)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from Class D share trans-
 actions                                   125     (345)     (4,485)    (17,296)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets   (3,696)   9,914    (397,238)    179,336
Net assets--beginning of year           78,094   68,180   1,498,142   1,318,806
--------------------------------------------------------------------------------
Net assets--end of period              $74,398  $78,094  $1,100,904  $1,498,142
--------------------------------------------------------------------------------
Undistributed (distribution in excess
 of) net investment income (loss)         $329       $1      $1,280       $(808)
--------------------------------------------------------------------------------

(a) Fund commenced operations after the close of business on December 31, 1999.
(b) Fund commenced operations December 1, 1999.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                         Mid Cap                       Small Company  International
   Diversified       Focused Growth      Growth     Small Company         Growth       Equity Index       International
Growth Portfolio        Portfolio       Portfolio  Index Portfolio       Portfolio      Portfolio       Growth Portfolio
------------------  ------------------  --------- -------------------  ------------- -----------------  ------------------
  2000      1999      2000      1999     2000(a)    2000      1999        2000(b)     2000      1999      2000      1999
---------------------------------------------------------------------------------------------------------------------------
     $81      $633   $(1,286)    $(463)     $(44)   $3,122     $2,517        $(28)      $942      $612      $927    $1,127
  46,490    42,261    16,189    29,485    (4,528)   32,814     14,688      (9,155)       654     3,161    10,407    27,846
 (39,559)   (1,726)  (19,249)   17,632    (1,080)  (45,292)     7,692        (700)   (13,457)    5,594   (18,957)    2,953
      --        --        --        --        --        --         --          --          2        (7)        5       (55)
---------------------------------------------------------------------------------------------------------------------------
   7,012    41,168    (4,346)   46,654    (5,652)   (9,356)    24,897      (9,883)   (11,859)    9,360    (7,618)   31,871
---------------------------------------------------------------------------------------------------------------------------
    (624)     (733)       --        --        --    (2,171)    (1,491)         --       (469)     (885)     (520)   (2,012)
      --        --        --        --        --        --         --          --         --        --        --        --
 (41,882)  (18,908)  (27,400)   (9,490)       --   (25,693)   (23,084)         --     (3,235)   (2,016)  (25,786)   (6,897)
---------------------------------------------------------------------------------------------------------------------------
 (42,506)  (19,641)  (27,400)   (9,490)       --   (27,864)   (24,575)         --     (3,704)   (2,901)  (26,306)   (8,909)
---------------------------------------------------------------------------------------------------------------------------
      --        --        --        --        --        --         --          --         --        --        --        --
      --        --        --        --        --        --         --          --         --        --        --        --
      --        --    (1,695)     (673)       --        --        (13)         --         --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
      --        --    (1,695)     (673)       --        --        (13)         --         --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
      (1)       (1)       --        --        --        (4)        (3)         --         --        --        --        --
      --        --        --        --        --        --         --          --         --        --        --        (2)
    (109)     (123)      (80)     (136)       --       (53)       (96)         --         (1)       (1)       --       (12)
---------------------------------------------------------------------------------------------------------------------------
    (110)     (124)      (80)     (136)       --       (57)       (99)         --         (1)       (1)       --       (14)
---------------------------------------------------------------------------------------------------------------------------
  13,970    16,523    93,637    38,630    45,254   133,907    192,147      51,877     77,793    16,794    43,187    19,602
  40,160    18,539    25,822     9,041        --    21,055     22,577          --      3,562     2,858    23,534     7,690
 (96,109)  (45,318)  (41,229)  (24,453)   (2,506)  (74,889)  (153,669)     (3,797)   (34,709)  (14,570)  (29,060)  (14,145)
---------------------------------------------------------------------------------------------------------------------------
 (41,979)  (10,256)   78,230    23,218    42,748    80,073     61,055      48,080     46,646     5,082    37,661    13,147
---------------------------------------------------------------------------------------------------------------------------
      --        --       274       771        --        --        942          --         --        --        --        --
      --        --     1,695       674        --        --         13          --         --        --        --        --
      --        --       (95)   (1,160)       --        --     (1,818)         --         --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
      --        --     1,874       285        --        --       (863)         --         --        --        --        --
---------------------------------------------------------------------------------------------------------------------------
     100       199       208       170        --         6        103          --         --        --        --         7
     110       124        80        80        --        56         99          --          1         1        --        14
     (53)     (986)      (65)   (1,732)       --      (436)      (579)         --         --        --        --      (224)
---------------------------------------------------------------------------------------------------------------------------
     157      (663)      223    (1,482)       --      (374)      (377)         --          1         1        --      (203)
---------------------------------------------------------------------------------------------------------------------------
 (77,426)   10,484    46,806    58,376    37,096    42,422     60,025      38,197     31,083    11,541     3,737    35,892
 189,553   179,069   192,254   133,878        --   200,850    140,825          --     56,493    44,952   147,689   111,797
---------------------------------------------------------------------------------------------------------------------------
$112,127  $189,553  $239,060  $192,254   $37,096  $243,272   $200,850     $38,197    $87,576   $56,493  $151,426  $147,689
---------------------------------------------------------------------------------------------------------------------------
     $63      $607   $(1,396)    $(110)     $(44)   $3,003     $2,304        $(28)      $646      $245    $1,558    $1,269
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Balanced Portfolio

                                                   Class A
                                   -------------------------------------------
                                    2000     1999     1998     1997     1996
-------------------------------------------------------------------------------
Net asset value, beginning of
 year                               $15.12   $14.95   $13.59   $12.24   $11.05
Income (loss) from investment op-
 erations:
 Net investment income                0.40     0.40     0.38     0.38     0.34
 Net realized and unrealized gain     0.18     1.55     1.81     1.66     1.19
-------------------------------------------------------------------------------
Total income from investment op-
 erations                             0.58     1.95     2.19     2.04     1.53
-------------------------------------------------------------------------------
Distributions to shareholders:
 Net investment income               (0.34)   (0.47)   (0.32)   (0.38)   (0.34)
 In excess of net investment in-
  come                                  --    (0.01)      --       --       --
 Net realized gain                   (1.67)   (1.30)   (0.51)   (0.31)      --
-------------------------------------------------------------------------------
Total distributions to sharehold-
 ers                                 (2.01)   (1.78)   (0.83)   (0.69)   (0.34)
-------------------------------------------------------------------------------
Net increase (decrease)              (1.43)    0.17     1.36     1.35     1.19
-------------------------------------------------------------------------------
Net asset value, end of year        $13.69   $15.12   $14.95   $13.59   $12.24
-------------------------------------------------------------------------------
Total return (a)                      3.98%   14.11%   16.90%   17.29%   14.07%
Ratio to average net assets of:
 Expenses, net of waivers and re-
  imbursements                        0.61%    0.61%    0.61%    0.61%    0.61%
 Expenses, before waivers and re-
  imbursements                        1.07%    0.99%    1.04%    1.11%    1.20%
 Net investment income, net of
  waivers and reimbursements          2.83%    2.69%    2.83%    2.99%    3.03%
 Net investment income, before
  waivers and reimbursements          2.37%    2.31%    2.40%    2.49%    2.44%
Portfolio turnover rate              85.81%   77.19%   67.16%   59.06%  104.76%
Net assets at end of year (in
 thousands)                        $73,006  $76,884  $61,969  $51,475  $45,157
-------------------------------------------------------------------------------

                                         Class C                                  Class D
                          ----------------------------------------- ----------------------------------------
                           2000   1999 (c)  1998    1997   1996 (d)  2000    1999    1998    1997   1996 (e)
------------------------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period           $15.13   $14.91  $13.56  $12.24   $11.12  $15.06  $14.88  $13.54  $12.23   $11.34
Income (loss) from in-
 vestment operations:
 Net investment income      0.36     0.34    0.37    0.36     0.29    0.34    0.36    0.40    0.34     0.22
 Net realized and
  unrealized gain           0.18     1.60    1.78    1.64     1.12    0.18    1.53    1.72    1.64     0.96
------------------------------------------------------------------------------------------------------------
Total income from in-
 vestment operations        0.54     1.94    2.15    2.00     1.41    0.52    1.89    2.12    1.98     1.18
------------------------------------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income     (0.31)   (0.42)  (0.29)  (0.37)   (0.29)  (0.30)  (0.41)  (0.27)  (0.36)   (0.29)
 Net realized gain         (1.67)   (1.30)  (0.51)  (0.31)      --   (1.67)  (1.30)  (0.51)  (0.31)      --
------------------------------------------------------------------------------------------------------------
Total distributions to
 shareholders              (1.98)   (1.72)  (0.80)  (0.68)   (0.29)  (1.97)  (1.71)  (0.78)  (0.67)   (0.29)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)    (1.44)    0.22    1.35    1.32     1.12   (1.45)   0.18    1.34    1.31     0.89
------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                   $13.69   $15.13  $14.91  $13.56   $12.24  $13.61  $15.06  $14.88  $13.54   $12.23
------------------------------------------------------------------------------------------------------------
Total return (a)            3.72%   14.03%  16.61%  17.00%   12.72%   3.56%  13.73%  16.45%  16.82%   10.55%
Ratio to average net as-
 sets of (b):
 Expenses, net of
  waivers and
  reimbursements            0.85%    0.85%   0.85%   0.85%    0.85%   1.00%   1.00%   1.00%   1.00%    1.00%
 Expenses, before
  waivers and
  reimbursements            1.31%    1.23%   1.28%   1.35%    1.44%   1.46%   1.38%   1.43%   1.50%    1.59%
 Net investment income,
  net of waivers and re-
  imbursements              2.59%    2.45%   2.58%   2.75%    2.80%   2.44%   2.30%   2.44%   2.60%    2.78%
 Net investment income,
  before waivers and re-
  imbursements              2.13%    2.07%   2.15%   2.25%    2.21%   1.98%   1.92%   2.01%   2.10%    2.19%
Portfolio turnover rate    85.81%   77.19%  67.16%  59.06%  104.76%  85.81%  77.19%  67.16%  59.06%  104.76%
Net assets at end of pe-
 riod (in thousands)        $905     $805  $5,459  $4,587   $5,997    $487    $405    $752    $322     $232
------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) Financial highlights for the year ended were calculated using the average shares outstanding method.
(d) For the period December 29, 1995 (Class C shares issue date) through November 30, 1996.
(e) For the period February 20, 1996 (Class D shares issue date) through November 30, 1996.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Equity Index Portfolio

                                              Class A
                          -----------------------------------------------------
                            2000        1999        1998       1997      1996
--------------------------------------------------------------------------------
Net asset value,
 beginning of year          $25.34       $22.69      $20.09    $16.79    $13.86
 Income (loss) from
  investment operations:
 Net investment income        0.27         0.28        0.28      0.30      0.31
 Net realized and
  unrealized gain (loss)     (1.25)        4.13        4.02      4.13      3.36
--------------------------------------------------------------------------------
Total income (loss) from
 investment operations       (0.98)        4.41        4.30      4.43      3.67
--------------------------------------------------------------------------------
Distributions to
 shareholders:
 Net investment income       (0.23)       (0.32)      (0.26)    (0.30)    (0.31)
 In excess of net
  investment income             --        (0.01)         --        --        --
 Net realized gain           (2.55)       (1.43)      (1.44)    (0.83)    (0.43)
--------------------------------------------------------------------------------
Total distributions to
 shareholders                (2.78)       (1.76)      (1.70)    (1.13)    (0.74)
--------------------------------------------------------------------------------
Net increase (decrease)      (3.76)        2.65        2.60      3.30      2.93
--------------------------------------------------------------------------------
Net asset value, end of
 year                       $21.58       $25.34      $22.69    $20.09    $16.79
--------------------------------------------------------------------------------
Total return (a)             (4.57)%      20.53%      23.39%    27.93%    27.53%
Ratio to average net
 assets of:
 Expenses, net of
  waivers and
  reimbursements              0.21%        0.21%       0.21%     0.22%     0.22%
 Expenses, before
  waivers and
  reimbursements              0.45%        0.44%       0.46%     0.46%     0.50%
 Net investment income,
  net of waivers and
  reimbursements              1.10%        1.19%       1.36%     1.66%     2.12%
 Net investment income,
  before waivers and
  reimbursements              0.86%        0.96%       1.11%     1.42%     1.84%
Portfolio turnover rate       8.49%       12.81%      15.26%    18.96%    18.02%
Net assets at end of
 year (in thousands)      $999,478   $1,368,157  $1,175,112  $844,065  $675,804
--------------------------------------------------------------------------------

                                           Class C                                       Class D
                          ----------------------------------------------  ------------------------------------------
                           2000       1999      1998     1997     1996     2000     1999     1998     1997     1996
---------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of year         $25.28     $22.64    $20.05   $16.79   $13.86  $25.25    $22.58   $20.00   $16.77  $13.83
 Income (loss) from
  investment operations:
 Net investment income       0.21       0.22      0.24     0.26     0.28    0.17      0.16     0.21     0.26    0.27
 Net realized and
  unrealized gain (loss)    (1.23)      4.12      4.01     4.11     3.35   (1.23)     4.15     4.00     4.07    3.36
---------------------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations      (1.02)      4.34      4.25     4.37     3.63   (1.06)     4.31     4.21     4.33    3.63
---------------------------------------------------------------------------------------------------------------------
Distributions
 to shareholders:
 Net investment income      (0.19)     (0.21)    (0.22)   (0.28)   (0.27)  (0.16)    (0.14)   (0.19)   (0.27)  (0.26)
 In excess of net
  investment income            --      (0.06)       --       --       --      --     (0.07)      --       --      --
 Net realized gain          (2.55)     (1.43)    (1.44)   (0.83)   (0.43)  (2.55)    (1.43)   (1.44)   (0.83)  (0.43)
---------------------------------------------------------------------------------------------------------------------
Total distributions to
 shareholders               (2.74)     (1.70)    (1.66)   (1.11)   (0.70)  (2.71)    (1.64)   (1.63)   (1.10)  (0.69)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)     (3.76)      2.64      2.59     3.26     2.93   (3.77)     2.67     2.58     3.23    2.94
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 year                      $21.52     $25.28    $22.64   $20.05   $16.79  $21.48    $25.25   $22.58   $20.00  $16.77
---------------------------------------------------------------------------------------------------------------------
Total return (a)            (4.77)%    20.23%    23.09%   27.64%   27.24%  (4.93)%   20.15%   22.90%   27.45%  27.20%
Ratio to average net
 assets of:
 Expenses, net of
  waivers and
  reimbursements             0.45%      0.45%     0.45%    0.46%    0.46%   0.60%     0.60%    0.60%    0.61%   0.61%
 Expenses, before
  waivers and
  reimbursements             0.69%      0.68%     0.70%    0.70%    0.74%   0.84%     0.83%    0.85%    0.85%   0.89%
 Net investment income,
  net of waivers and
  reimbursements             0.86%      0.95%     1.12%    1.42%    1.89%   0.71%     0.80%    0.97%    1.27%   1.78%
 Net investment income,
  before waivers and
  reimbursements             0.62%      0.72%     0.87%    1.18%    1.61%   0.47%     0.57%    0.72%    1.03%   1.50%
Portfolio turnover rate      8.49%     12.81%    15.26%   18.96%   18.02%   8.49%    12.81%   15.26%   18.96%  18.02%
Net assets at end of
 year (in thousands)      $91,522   $113,588  $111,991  $82,982  $53,929  $9,904   $16,397  $31,703  $30,650  $8,005
---------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Diversified Growth Portfolio

                                            Class A
                          ----------------------------------------------------------
                            2000         1999         1998       1997         1996
-------------------------------------------------------------------------------------
Net asset value,
 beginning of year          $19.79       $17.76       $16.20     $14.36       $12.20
Income (loss) from
 investment operations:
 Net investment income        0.01         0.07         0.07       0.11         0.14
 Net realized and
  unrealized gain             0.08         3.95         3.46       3.33         2.33
-------------------------------------------------------------------------------------
Total income from
 investment operations        0.09         4.02         3.53       3.44         2.47
-------------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income       (0.07)       (0.07)       (0.11)     (0.14)       (0.15)
 Net realized gain           (4.45)       (1.92)       (1.86)     (1.46)       (0.16)
-------------------------------------------------------------------------------------
Total distributions to
 shareholders                (4.52)       (1.99)       (1.97)     (1.60)       (0.31)
-------------------------------------------------------------------------------------
Net increase (decrease)      (4.43)        2.03         1.56       1.84         2.16
-------------------------------------------------------------------------------------
Net asset value, end of
 year                       $15.36       $19.79       $17.76     $16.20       $14.36
-------------------------------------------------------------------------------------
Total return (a)             (0.47)%      24.66%       25.22%     27.06%       20.83%
Ratio to average net as-
 sets of:
 Expenses, net of
  waivers and
  reimbursements              0.69%(b)     0.67%(b)     0.66%      0.67%(b)     0.66%
 Expenses, before
  waivers and
  reimbursements              1.01%        0.96%        0.96%      1.03%        1.10%
 Net investment income,
  net of waivers and
  reimbursements              0.06%        0.33%        0.45%      0.76%        0.98%
 Net investment income
  (loss), before waivers
  and reimbursements         (0.26)%       0.04%        0.15%      0.40%        0.54%
Portfolio turnover rate      63.39%       67.47%       37.74%     45.53%       59.99%
Net assets at end of
 year (in thousands)      $111,612     $189,077     $177,947   $158,383     $142,055
-------------------------------------------------------------------------------------
                                            Class D
                          ----------------------------------------------------------
                          2000 (c)     1999 (c)       1998       1997         1996
-------------------------------------------------------------------------------------
Net asset value,
 beginning of year          $19.49       $17.53       $16.03     $14.26       $12.16
Income (loss) from
 investment operations:
 Net investment income
  (loss)                     (0.05)          --         0.03       0.09         0.11
 Net realized and
  unrealized gain             0.07         3.89         3.40       3.27         2.29
-------------------------------------------------------------------------------------
Total income from
 investment operations        0.02         3.89         3.43       3.36         2.40
-------------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income       (0.04)          --        (0.07)     (0.13)       (0.14)
 In excess of net in-
  vestment income               --        (0.01)          --         --           --
 Net realized gain           (4.45)       (1.92)       (1.86)     (1.46)       (0.16)
-------------------------------------------------------------------------------------
Total distributions to
 shareholders                (4.49)       (1.93)       (1.93)     (1.59)       (0.30)
-------------------------------------------------------------------------------------
Net increase (decrease)      (4.47)        1.96         1.50       1.77         2.10
-------------------------------------------------------------------------------------
Net asset value, end of
 year                       $15.02       $19.49       $17.53     $16.03       $14.26
-------------------------------------------------------------------------------------
Total return (a)             (0.88)%      24.09%       24.73%     26.60%       20.39%
Ratio to average net as-
 sets of:
 Expenses, net of
  waivers and
  reimbursements              1.08%(b)     1.06%(b)     1.05%      1.06%(b)     1.05%
 Expenses, before
  waivers and
  reimbursements              1.40%        1.35%        1.35%      1.42%        1.49%
 Net investment income
  (loss), net of waivers
  and reimbursements         (0.33)%      (0.06)%       0.06%      0.37%        0.59%
 Net investment income
  (loss), before waivers
  and reimbursements         (0.65)%      (0.35)%      (0.24)%     0.01%        0.15%
Portfolio turnover rate      63.39%       67.47%       37.74%     45.53%       59.99%
Net assets at end of
 year (in thousands)          $515         $476       $1,122       $696         $433
-------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Expenses ratio, net of waivers and reimbursements, for the years would have been 0.66% and 1.05% for Class A and D, respectively, absent the effect of interest expense incurred by the fund's temporary borrowing against line of credit.
(c) Financial highlights for the years ended were calculated using average shares outstanding method.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Focused Growth Portfolio

                                            Class A
                          ------------------------------------------------------------
                            2000         1999         1998         1997         1996
----------------------------------------------------------------------------------------
Net asset value,
 beginning of year          $20.41       $16.39       $16.20       $14.48       $12.53
Income (loss) from
 investment operations:
 Net investment income
  (loss)                     (0.09)          --        (0.01)        0.05         0.02
 Net realized and
  unrealized gain             0.44         5.28         3.10         3.37         2.17
----------------------------------------------------------------------------------------
Total income from in-
 vestment operations          0.35         5.28         3.09         3.42         2.19
----------------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income          --           --        (0.05)       (0.02)       (0.05)
 Net realized gain           (3.08)       (1.26)       (2.85)       (1.68)       (0.19)
----------------------------------------------------------------------------------------
Total distributions to
 shareholders                (3.08)       (1.26)       (2.90)       (1.70)       (0.24)
----------------------------------------------------------------------------------------
Net increase (decrease)      (2.73)        4.02         0.19         1.72         1.95
----------------------------------------------------------------------------------------
Net asset value, end of
 year                       $17.68       $20.41       $16.39       $16.20       $14.48
----------------------------------------------------------------------------------------
Total return (a)              1.17%       34.23%       24.03%       27.05%       17.82%
Ratio to average net as-
 sets of:
 Expenses, net of
  waivers and
  reimbursements              0.92%(b)     0.92%(b)     0.92%(b)     0.92%(b)     0.91%
 Expenses, before
  waivers and
  reimbursements              1.27%        1.26%        1.29%        1.34%        1.43%
 Net investment income
  (loss), net of waivers
  and reimbursements         (0.49)%      (0.26)%      (0.04)%       0.30%        0.12%
 Net investment loss,
  before waivers and
  reimbursements             (0.84)%      (0.60)%      (0.41)%      (0.12)%      (0.40)%
Portfolio turnover rate     129.05%      110.80%       79.11%      108.29%      116.78%
Net assets at end of
 year (in thousands)      $226,975     $180,557     $123,380     $115,802     $106,250
----------------------------------------------------------------------------------------

                                           Class C
                           -------------------------------------------------------
                           2000 (d)      1999        1998       1997      1996 (e)
-----------------------------------------------------------------------------------
Net asset value,
 beginning of period        $20.30       $16.34     $16.16     $14.47      $13.46
Income (loss) from
 investment operations:
 Net investment income
  (loss)                     (0.14)       (0.03)     (0.05)      0.01       (0.01)
 Net realized and
  unrealized gain             0.45         5.25       3.09       3.37        1.02
-----------------------------------------------------------------------------------
Total income from invest-
 ment operations              0.31         5.22       3.04       3.38        1.01
-----------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income          --           --      (0.01)     (0.01)         --
 Net realized gain           (3.08)       (1.26)     (2.85)     (1.68)         --
-----------------------------------------------------------------------------------
Total distributions to
 shareholders                (3.08)       (1.26)     (2.86)     (1.69)         --
-----------------------------------------------------------------------------------
Net increase (decrease)      (2.77)        3.96       0.18       1.69        1.01
-----------------------------------------------------------------------------------
Net asset value, end of
 period                     $17.53       $20.30     $16.34     $16.16      $14.47
-----------------------------------------------------------------------------------
Total return (a)              0.94%       33.95%     23.73%     26.75%       7.51%
Ratio to average net as-
 sets of (c):
 Expenses, net of waivers
  and reimbursements          1.16%(b)     1.16%(b)   1.16%(b)   1.16%(b)    1.15%
 Expenses, before waivers
  and reimbursements          1.51%        1.50%      1.53%      1.58%       1.67%
 Net investment income
  (loss), net of waivers
  and reimbursements         (0.73)%      (0.50)%    (0.29)%     0.06%      (0.12)%
 Net investment loss, be-
  fore waivers and
  reimbursements             (1.08)%      (0.84)%    (0.66)%    (0.36)%     (0.64)%
Portfolio turnover rate     129.05%      110.80%     79.11%    108.29%     116.78%
Net assets at end of pe-
 riod (in thousands)       $11,442      $11,183     $8,719     $8,325      $6,993
-----------------------------------------------------------------------------------
                                          Class D
                           -------------------------------------------------------
                           2000 (d)     1999       1998       1997        1996
-----------------------------------------------------------------------------------
Net asset value,
 beginning of period        $20.00     $16.14     $16.01      $14.37      $12.48
Income (loss) from
 investment operations:
 Net investment income
  (loss)                     (0.18)     (0.02)     (0.05)       0.03       (0.03)
 Net realized and
  unrealized gain             0.46       5.14       3.04        3.30        2.15
-----------------------------------------------------------------------------------
Total income from invest-
 ment operations              0.28       5.12       2.99        3.33        2.12
-----------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income          --         --      (0.01)      (0.01)      (0.04)
 Net realized gain           (3.08)     (1.26)     (2.85)      (1.68)      (0.19)
-----------------------------------------------------------------------------------
Total distributions to
 shareholders                (3.08)     (1.26)     (2.86)      (1.69)      (0.23)
-----------------------------------------------------------------------------------
Net increase (decrease)      (2.80)      3.86       0.13        1.64        1.89
-----------------------------------------------------------------------------------
Net asset value, end of
 period                     $17.20     $20.00     $16.14      $16.01      $14.37
-----------------------------------------------------------------------------------
Total return (a)              0.78%     33.74%     23.60%      26.52%      17.42%
Ratio to average net as-
 sets of (c):
 Expenses, net of waivers
  and reimbursements          1.31%(b)   1.31%(b)   1.31%(b)    1.31%(b)    1.30%
 Expenses, before waivers
  and reimbursements          1.66%      1.65%      1.68%       1.73%       1.82%
 Net investment income
  (loss), net of waivers
  and reimbursements         (0.88)%    (0.65)%    (0.44)%     (0.09)%     (0.28)%
 Net investment loss, be-
  fore waivers and
  reimbursements             (1.23)%    (0.99)%    (0.81)%     (0.51)%     (0.80)%
Portfolio turnover rate     129.05%    110.80%     79.11%     108.29%     116.78%
Net assets at end of pe-
 riod (in thousands)          $643       $514     $1,779      $1,206        $656
-----------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Expenses ratio, net of waivers and reimbursements, for the years would have been 0.91%, 1.15% and 1.30% for Class A, C and D, respectively, absent the effect of interest expense incurred by the fund's temporary borrowing against line of credit.
(c) Annualized for periods less than a full year.
(d) Financial highlights for the year ended were calculated using the average shares outstanding method.
(e) For the period June 14, 1996 (Class C shares issue date) through November 30, 1996.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Period Ended November 30,
Mid Cap Growth Portfolio

                                                        Class A
                                                        --------
                                                        2000 (c)
-------------------------------------------------------------------
Net asset value, beginning of period                     $10.00
 Income (loss) from investment operations:
 Net investment loss                                      (0.01)
 Net realized and unrealized gain                          0.34
-------------------------------------------------------------------
Total income from investment operations                    0.33
-------------------------------------------------------------------
Distributions to shareholders:
 Net investment income                                      --
 Net realized gain                                          --
-------------------------------------------------------------------
Total distributions to shareholders                         --
-------------------------------------------------------------------
Net increase                                               0.33
-------------------------------------------------------------------
Net asset value, end of period                           $10.33
-------------------------------------------------------------------
Total return (a)                                           3.30%
Ratio to average net assets of (b):
 Expenses, net of waivers and reimbursements               0.93%(d)
 Expenses, before waivers and reimbursements               2.08%
 Net investment loss, net of waivers and reimbursements   (0.26)%
 Net investment loss, before waivers and reimbursements   (1.41)%
Portfolio turnover rate                                  208.25%
Net assets at end of period (in thousands)              $37,096
-------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) For the period commencing after the close of business December 31, 1999 through November 30, 2000.
(d) Expense ratios, net of waivers and reimbursements for the period ended would have been 0.91% absent the effect of interest expense incurred by the fund's temporary borrowing against a line of credit.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Small Company Index Portfolio

                                            Class A
                          --------------------------------------------------------
                            2000       1999         1998       1997         1996
--------------------------------------------------------------------------------------
Net asset value,
 beginning of year          $13.14     $13.02       $15.05     $13.97       $12.98
Income (loss) from
 investment operations:
 Net investment income        0.14       0.12         0.13       0.15         0.19
 Net realized and
  unrealized gain (loss)     (0.23)      1.61        (1.13)      2.69         1.75
--------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       (0.09)      1.73        (1.00)      2.84         1.94
--------------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income       (0.13)     (0.10)       (0.14)     (0.17)       (0.14)
 Net realized gain           (1.54)     (1.51)       (0.89)     (1.59)       (0.81)
--------------------------------------------------------------------------------------
Total distributions to
 shareholders                (1.67)     (1.61)       (1.03)     (1.76)       (0.95)
--------------------------------------------------------------------------------------
Net increase (decrease)      (1.76)      0.12        (2.03)      1.08         0.99
--------------------------------------------------------------------------------------
Net asset value, end of
 year                       $11.38     $13.14       $13.02     $15.05       $13.97
--------------------------------------------------------------------------------------
Total return (a)             (1.12)%    14.97%       (7.02)%    23.06%       15.96%
Ratio to average net
 assets of:
 Expenses, net of
  waivers and
  reimbursements              0.31%      0.34%(c)     0.31%      0.32%(c)     0.32%(c)
 Expenses, before
  waivers and
  reimbursements              0.66%      0.81%        0.74%      0.68%        0.79%
 Net investment income,
  net of waivers and
  reimbursements              1.19%      1.27%        1.19%      1.22%        1.36%
 Net investment income,
  before waivers and
  reimbursements              0.84%      0.80%        0.76%      0.86%        0.89%
Portfolio turnover rate      62.38%    101.01%       59.21%     42.66%       46.26%
Net assets at end of
 year (in thousands)      $243,169   $200,404     $139,100   $147,887     $112,856
--------------------------------------------------------------------------------------
                                            Class D
                          --------------------------------------------------------
                          2000 (b)     1999         1998       1997         1996
--------------------------------------------------------------------------------------
Net asset value,
 beginning of year          $13.01     $12.94       $15.01     $13.96       $12.95
Income (loss) from
 investment operations:
 Net investment income        0.08       0.10         0.11       0.17         0.13
 Net realized and
  unrealized gain (loss)     (0.24)      1.52        (1.19)      2.62         1.83
--------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       (0.16)      1.62        (1.08)      2.79         1.96
--------------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income       (0.11)     (0.04)       (0.10)     (0.15)       (0.14)
 Net realized gain           (1.54)     (1.51)       (0.89)     (1.59)       (0.81)
--------------------------------------------------------------------------------------
Total distributions to
 shareholders                (1.65)     (1.55)       (0.99)     (1.74)       (0.95)
--------------------------------------------------------------------------------------
Net increase (decrease)      (1.81)      0.07        (2.07)      1.05         1.01
--------------------------------------------------------------------------------------
Net asset value, end of
 year                       $11.20     $13.01       $12.94     $15.01       $13.96
--------------------------------------------------------------------------------------
Total return (a)             (1.76)%    14.13%       (7.58)%    22.68%       16.20%
Ratio to average net
 assets of:
 Expenses, net of
  waivers and
  reimbursements              0.70%      0.73%(c)     0.70%      0.71%(c)     0.71%(c)
 Expenses, before
  waivers and
  reimbursements              1.05%      1.20%        1.13%      1.07%        1.18%
 Net investment income,
  net of waivers and
  reimbursements              0.80%      0.88%        0.80%      0.76%        1.02%
 Net investment income,
  before waivers and
  reimbursements              0.45%      0.41%        0.37%      0.40%        0.55%
Portfolio turnover rate      62.38%    101.01%       59.21%     42.66%       46.26%
Net assets at end of
 year (in thousands)          $103       $446         $855       $690         $269
--------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Financial Highlights for the year ended were calculated using the average shares outstanding method.
(c) Expense ratios, net of waivers and reimbursements for the years ended would have been 0.31% and 0.70% for Class A and Class D, respectively, absent the effect of interest expense incurred by the fund's temporary borrowing against a line of credit.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Period Ended November 30,
Small Company Growth Portfolio

                                                        Class A
                                                        -------
                                                        2000(c)
-----------------------------------------------------------------
Net asset value, beginning of period                     $10.00
 Income (loss) from investment operations:
 Net investment income                                     0.01
 Net realized and unrealized loss                         (0.59)
-----------------------------------------------------------------
Total income (loss) from investment operations            (0.58)
-----------------------------------------------------------------
Distributions to shareholders:
 Net investment income                                       --
 Net realized gain                                           --
-----------------------------------------------------------------
Total distributions to shareholders                          --
-----------------------------------------------------------------
Net decrease                                              (0.58)
-----------------------------------------------------------------
Net asset value, end of period                            $9.42
-----------------------------------------------------------------
Total return (a)                                          (5.80)%
Ratio to average net assets of (b):
 Expenses, net of waivers and reimbursements               0.91%
 Expenses, before waivers and reimbursements               1.98%
 Net investment loss, net of waivers and reimbursements   (0.15)%
 Net investment loss, before waivers and reimbursements   (1.22)%
Portfolio turnover rate                                  375.29%
Net assets at end of period (in thousands)              $38,197
-----------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) For the period December 1, 1999 (commencement of operations) through November 30, 2000.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
International Equity Index Portfolio

                                              Class A
                                  --------------------------------------------
                                   2000        1999        1998       1997 (c)
------------------------------------------------------------------------------
Net asset value, beginning of
 period                            $13.50      $11.98      $10.55      $10.00
Income (loss) from investment
 operations:
 Net investment income               0.14        0.23        0.14        0.10
 Net realized and unrealized gain
  (loss)                            (1.36)       2.07        1.46        0.45
------------------------------------------------------------------------------
Total income (loss) from
 investment operations              (1.22)       2.30        1.60        0.55
------------------------------------------------------------------------------
Distributions to shareholders:
 Net investment income              (0.11)      (0.23)      (0.17)         --
 In excess of net investment
  income                               --       (0.01)         --          --
 Net realized gain                  (0.77)      (0.54)         --          --
------------------------------------------------------------------------------
Total distributions to
 shareholders                       (0.88)      (0.78)      (0.17)         --
------------------------------------------------------------------------------
Net increase (decrease)             (2.10)       1.52        1.43        0.55
------------------------------------------------------------------------------
Net asset value, end of period     $11.40      $13.50      $11.98      $10.55
------------------------------------------------------------------------------
Total return (a)                    (9.87)%     20.32%      15.50%       5.45%
Ratio to average net assets of
 (b):
 Expenses, net of waivers and
  reimbursements                     0.52%(e)    0.53%(e)    0.55%(e)    0.51%
 Expenses, before waivers and
  reimbursements                     0.89%       0.91%       1.00%       1.08%
 Net investment income, net of
  waivers and reimbursements         1.15%       1.21%       1.36%       1.75%
 Net investment income before
  waivers and reimbursements         0.78%       0.83%       0.91%       1.18%
Portfolio turnover rate             41.65%      45.97%      41.53%       8.16%
Net assets at end of period (in
 thousands)                       $87,563     $56,479     $44,940     $34,244
------------------------------------------------------------------------------

                                                     Class D
                                              ------------------------------
                                               2000       1999      1998 (d)
-------------------------------------------------------------------------------
Net asset value, beginning of period          $13.40     $11.97       $9.88
Income (loss) from investment operations:
 Net investment income                          0.09       0.12          --
 Net realized and unrealized gain (loss)       (1.43)      2.08        2.09
-------------------------------------------------------------------------------
Total income (loss) from investment
 operations                                    (1.34)      2.20        2.09
-------------------------------------------------------------------------------
Distributions to shareholders:
 Net investment income                         (0.06)     (0.11)         --
 In excess of net investment income               --      (0.12)         --
 Net realized gain                             (0.77)     (0.54)         --
-------------------------------------------------------------------------------
Total distributions to shareholders            (0.83)     (0.77)         --
-------------------------------------------------------------------------------
Net increase (decrease)                        (2.17)      1.43        2.09
-------------------------------------------------------------------------------
Net asset value, end of period                $11.23     $13.40      $11.97
-------------------------------------------------------------------------------
Total return (a)                              (10.83)%    19.48%      21.15 %
Ratio to average net assets of (b):
 Expenses, net of waivers and reimbursements    0.91%(e)   0.92%(e)    0.94%(e)
 Expenses, before waivers and reimbursements    1.28%      1.30%       1.39 %
 Net investment income (loss), net of waivers
  and reimbursements                            0.76%      0.82%      (0.11)%
 Net investment income (loss) before waivers
  and reimbursements                            0.39%      0.44%      (0.56)%
Portfolio turnover rate                        41.65%     45.97%      41.53 %
Net assets at end of period (in thousands)       $13        $14         $12
-------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) For the period April 1, 1997 (commencement of operations) through November 30, 1997.
(d) For the period October 5, 1998 (Class D shares issue date) through November 30, 1998.
(e) Expense ratios, net of waivers and reimbursements for the periods ended would have been 0.51% and 0.90% for Class A and Class D, respectively, absent the effect of interest expense incurred by the fund's temporary borrowing against a line of credit.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
International Growth Portfolio

                                                 Class A
                               ------------------------------------------------
                                 2000      1999      1998      1997      1996
--------------------------------------------------------------------------------
Net asset value, beginning of
 year                            $14.07    $11.78    $10.52    $10.63     $9.88
Income (loss) from investment
 operations:
 Net investment income             0.04      0.33      0.09      0.11      0.10
 Net realized and unrealized
  gain (loss)                     (0.44)     2.94      1.90      0.31      0.87
--------------------------------------------------------------------------------
Total income (loss) from in-
 vestment operations              (0.40)     3.27      1.99      0.42      0.97
--------------------------------------------------------------------------------
Distributions to sharehold-
 ers:
 Net investment income            (0.05)    (0.22)    (0.16)    (0.08)    (0.22)
 Net realized gain                (2.40)    (0.76)    (0.57)    (0.45)       --
--------------------------------------------------------------------------------
Total distributions to share-
 holders                          (2.45)    (0.98)    (0.73)    (0.53)    (0.22)
--------------------------------------------------------------------------------
Net increase (decrease)           (2.85)     2.29      1.26     (0.11)     0.75
--------------------------------------------------------------------------------
Net asset value, end of year     $11.22    $14.07    $11.78    $10.52    $10.63
--------------------------------------------------------------------------------
Total return (a)                 (4.26)%    30.07%    20.44%     4.21%     9.96%
Ratio to average net assets
 of:
 Expenses, net of waivers and
  reimbursements                   1.06%     1.06%     1.06%     1.06%     1.06%
 Expenses, before waivers and
  reimbursements                   1.33%     1.31%     1.31%     1.37%     1.43%
 Net investment income, net
  of waivers and reimburse-
  ments                            0.56%     0.92%     0.89%     0.97%     0.73%
 Net investment income, be-
  fore waivers and reimburse-
  ments                            0.29%     0.67%     0.64%     0.66%     0.36%
Portfolio turnover rate          171.93%   168.10%   160.13%   154.62%   202.47%
Net assets at end of year (in
 thousands)                    $151,426  $147,689  $111,594  $106,774  $138,182
--------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------

Notes to Financial Statements
November 30, 2000
1. Organization
Northern Institutional Funds (the "Trust") is a Delaware business trust which was formed on July 1, 1997, and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust currently includes twenty portfolios, each with its own investment objective. Each Portfolio, other than the International Bond Portfolio, is classified as diversified. Except as noted below, the Northern Trust Company ("Northern Trust") is the investment adviser for all actively managed Portfolios and is the custodian and transfer agent for the Trust. Northern Trust Investments, Inc. ("NTI"), formerly known as Northern Trust Quantitative Advisors, Inc. ("NTQA") is the investment adviser for the U.S. Treasury Index, Equity Index, International Equity Index and Small Company Index Portfolios. Northern Trust and PFPC Inc. ("PFPC") are the Trust's co-administrators and Northern Funds Distributors, LLC is the Trust's distributor. Presented herein are the financial statements of the fixed income and equity portfolios (the "Portfolios").
 Each of the Portfolios has three separate classes: Class A, C and D. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. As of November 30, 2000, Class A, Class C and Class D shares are outstanding for certain Portfolios.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(a) Investment Valuation
Investments held by a Portfolio are valued at the last quoted sale price on the exchange on which such securities are primarily traded. Securities traded on a foreign security exchange which are not traded on valuation date will be valued at the most recent quoted sales price. Securities which are traded in the over-the-counter markets, absent a last quoted sales price, are valued at the last quoted bid price. Exchange traded futures and options are valued at the settlement price as established by the exchange on which they are traded. Index futures are marked-to-market on a daily basis. Any securities, including restricted securities, for which current quotations are not readily available are valued at fair value as determined in good faith by Northern Trust under the supervision of the Board of Trustees (the "Board"). Short-term investments are valued at amortized cost which Northern Trust has determined, pursuant to Board authorization, approximates market value.

(b) Investment Transactions and Investment Income
Investment transactions are recorded on a trade date basis. Realized gains and losses on investment transactions are calculated on the identified-cost basis. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. The interest rates reflected in the Statements of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest only or principal only securities, the current effective yield. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date or as soon as the information is available.

(c) Deferred Organization Costs
Organization-related costs for funds incepted prior to June 30, 1998, are being amortized on a straight-line basis over five years. In the event any of the initial shares of any of the Portfolios are redeemed, the redemption proceeds will be reduced by the amount of any unamortized organization expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

(d) Expenses
Expenses arising in connection with a specific Portfolio are charged to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative net assets.

Northern Institutional Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------

Notes to Financial Statements--Continued
November 30, 2000

(e) Repurchase Agreements
During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Trust, at the Federal Reserve Bank of Chicago.

(f) Futures Contracts
Each Portfolio may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Portfolio bears the market risk arising from changes in the value of these financial instruments. At the time a Portfolio enters into a futures contract it is required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the Portfolio and the broker. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open futures contracts.
 At November 30, 2000, Equity Index, Small Company Index and International Equity Index Portfolios had entered into long exchange traded futures contracts. The aggregate market value of assets pledged to cover margin requirements for open positions at November 30, 2000, was approximately $3,324,000, $1,160,000 and $154,000,000 respectively.

(g) Stripped Securities
Stripped securities represent the right to receive future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only securities and the value of principal only stripped securities vary inversely with changes in interest rates.

(h) Forward Foreign Currency Exchange Contracts
Certain Portfolios are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. In addition, the International Bond and International Growth Portfolios may enter into foreign currency exchange contracts for speculative purposes. The objective of a Portfolio's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Portfolio's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Portfolio records realized gains or losses when the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
 The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

(i) Foreign Currency Translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.
 The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain (loss) on investments.

(j) Federal Taxes
It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders. Therefore, no provision is made for federal taxes.

-------------------------------------------------------------------------------
 At November 30, 2000, the Portfolios had the following capital loss carryforwards and related expiration dates for U.S. federal income tax purposes (in thousands):

                            November 30, November 30, November 30,
Amounts in thousands           2005          2007         2008
------------------------------------------------------------------
U.S. Government Securities      $--         $   60      $ 1,614
Short-Intermediate Bond          --            265       19,535
Intermediate Bond                --          1,831        1,510
U.S. Treasury Index               14           --            18
Bond                             --            759       39,265
International Bond               --             50          286
Mid Cap Growth                   --            --         2,599
Small Company Growth             --            --         3,066
------------------------------------------------------------------

 These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

(k) Distributions
Dividends from net investment income are declared and paid as follows:

-------------------------------------
U.S. Government Securities    Monthly
Short-Intermediate Bond       Monthly
Intermediate Bond             Monthly
U.S. Treasury Index           Monthly
Bond                          Monthly
International Bond          Quarterly
Balanced                    Quarterly
Equity Index                Quarterly
Diversified Growth           Annually
Focused Growth               Annually
Mid Cap Growth               Annually
Small Company Index          Annually
Small Company Growth         Annually
International Equity Index   Annually
International Growth         Annually
-------------------------------------

 Each Portfolio's net realized capital gains, if any, are distributed at least annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with generally accepted accounting principles.

3. Advisory, Transfer Agency and Custodian Agreements
The Trust has an investment advisory agreement whereby each Portfolio pays Northern Trust or NTI, as the case may be, a fee, computed daily and payable monthly, based on a specified percentage of its average daily net assets. For the current period, Northern Trust and NTI each voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the year ended November 30, 2000, are as follows:

                                              Net
                            Advisory  Less  Advisory
                              Fee    Waiver   Fee
----------------------------------------------------
U.S. Government Securities     .60%   .35%    .25%
Short-Intermediate Bond        .60    .35     .25
Intermediate Bond              .60    .35     .25
U.S. Treasury Index            .40    .25     .15
Bond                           .60    .35     .25
International Bond             .90    .20     .70
Balanced                       .80    .30     .50
Equity Index                   .30    .20     .10
Diversified Growth             .80    .25     .55
Focused Growth                1.10    .30     .80
Mid Cap Growth                1.10    .30     .80
Small Company Index            .40    .20     .20
Small Company Growth          1.10    .30     .80
International Equity Index     .50    .25     .25
International Growth          1.00    .20     .80
----------------------------------------------------

 As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of .01%,
 .10% and .15% of the average daily net asset value of the outstanding Class A, C and D shares, respectively, for the Portfolios. For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.

4. Administration and Distribution Agreements
Northern Trust and PFPC, the co-administrators of the Portfolios, are entitled to a monthly co-administration fee at an annual rate of .10% (.15% in the case of the International Bond, International Equity Index and International Growth Portfolios) of the average daily net assets of the respective Portfolios. The co-administrators are also entitled to additional fees for special legal services.
 In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the fees payable to Northern Trust for its duties as investment adviser and transfer agent, shareholder servicing fees and extraordinary expenses (such as taxes, interest and indemnification expenses), exceeded on an annualized basis .10% of a Portfolio's average daily net assets (0.25% for the International Bond, International Equity Index and International Growth Portfolios), the co-administrators reimbursed each Portfolio for the amount of

Northern Institutional Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------

Notes to Financial Statements--Continued
November 30, 2000
the excess pursuant to the terms of the co-administration agreement.
 The expenses reimbursed during the year ended November 30, 2000, under such arrangements, are shown on the accompanying Statements of Operations.
 Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation under its distribution agreement.

5. Shareholder Servicing Plan
The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to .15% and .25% of the average daily net asset value of the outstanding Class C and D shares, respectively.

6. Investment Transactions
Investment transactions for the year ended November 30, 2000 (excluding short-term investments) were as follows:

                                                    Proceeds
                                                   from sales   Proceeds
                                                       and     from sales
                             Purchases             maturities     and
                              of U.S.   Purchases    of U.S.   maturities
                            Government   of other  Government   of other
                            Obligations securities Obligations securities
-------------------------------------------------------------------------
                                           (in thousands)
U.S. Government Securities  $  125,915   $    --    $ 119,081   $   --
Short-Intermediate
 Bond                          109,110     56,335      54,642    43,370
Intermediate Bond               18,768      7,310      28,529    15,220
U.S. Treasury Index             43,144        --       32,211       --
Bond                         1,218,204    209,279   1,061,301   313,956
International Bond                 303     51,694       1,623    46,434
Balanced                        21,404     36,212      17,882    43,137
Equity Index                       --     109,816         --    461,044
Diversified Growth                 --      89,816         --    169,656
Focused Growth                     --     370,351         --    322,218
Mid Cap Growth                     --      80,790         --     39,634
Small Company Index                --     205,682         --    155,540
Small Company Growth               --     115,152         --     70,767
International Equity Index         --      76,330         --     31,912
International Growth               --     271,840         --    261,707
-------------------------------------------------------------------------

 As of November 30, 2000, the composition of unrealized appreciation (depreciation) of investment securities (including the effects of foreign currency translation and excluding futures transactions) based on the aggregate cost of investments for federal income tax purposes were as follows:

                                                                     Cost for
                                                                      Federal
                                                           Net        Income
                                                       Appreciation     Tax
                            Appreciation Depreciation (Depreciation) Purposes
------------------------------------------------------------------------------
                                              (in thousands)
U.S. Government Securities        862          262           600        94,630
Short-Intermediate Bond         2,542        3,091          (549)      258,348
Intermediate Bond                 255          969          (714)       29,173
U.S. Treasury Index               836           31           805        35,613
Bond                           18,235       22,837        (4,602)    1,162,401
International Bond                307        1,357        (1,050)       28,249
Balanced                       10,270        2,382         7,888        65,964
Equity Index                  387,500       87,489       300,011       797,432
Diversified Growth             32,112        5,470        26,642        84,134
Focused Growth                 51,146       11,686        39,460       198,245
Mid Cap Growth                  2,066        3,472        (1,406)       40,005
Small Company Index            27,930       72,031       (44,101)      286,444
Small Company Growth              952        2,800        (1,848)       40,964
International Equity Index      5,647       11,383        (5,736)       92,884
International Growth            6,480        9,902        (3,422)      156,576
------------------------------------------------------------------------------

7. Bank Loans
The Trust maintains a $100,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at .45% above the federal funds rate.
 Interest expense for the year ended November 30, 2000 was approximately $3,000, $1,000, $44,000, $27,000, $3,000, $1,000 and $11,000 for the
Intermediate Bond, Balanced, Diversified Growth, Focused Growth, Mid Cap Growth, Small Company Growth and International Equity Index Portfolios, respectively. These amounts are included in "Other Expenses" on the Statements of Operations.
 As of November 30, 2000, there were no outstanding borrowings.

--------------------------------------------------------------------------------
8. Share Transactions
Transactions in Class A Shares for the year ended November 30, 2000 were as follows:

                                                                Net
                                    Reinvested                Increase
                            Sales  distributions Redemptions (Decrease)
-----------------------------------------------------------------------
                                          (in thousands)
U.S. Government Securities   1,321       246        1,485          82
Short-Intermediate Bond     12,172       834        9,405       3,601
Intermediate Bond              536       143        1,758      (1,079)
U.S. Treasury Index          1,846        53        1,326         573
Bond                        16,308     3,325       12,104       7,529
International Bond             183        --           60         123
Balanced                     1,435       629        1,816         248
Equity Index                11,443     5,348       24,470      (7,679)
Diversified Growth             815     2,513        5,613      (2,285)
Focused Growth               4,588     1,410        2,003       3,995
Mid Cap Growth               3,792        --          197       3,595
Small Company
 Index                      10,106     1,787        5,780       6,113
Small Company Growth         4,374        --          318       4,056
International Equity Index   5,946       274        2,720       3,500
International Growth         3,443     1,926        2,367       3,002
-----------------------------------------------------------------------

 Transactions in Class A shares for the year ended November 30, 1999 were as follows:

                                                                Net
                                    Reinvested                Increase
                            Sales  distributions Redemptions (Decrease)
-----------------------------------------------------------------------
                                          (in thousands)
U.S. Government Securities   2,576       225          683       2,118
Short-Intermediate Bond      9,325       820        9,315         830
Intermediate Bond            5,326       138        4,371       1,093
U.S. Treasury Index            513        28          467          74
Bond                        22,095     3,026        7,604      17,517
International Bond             112        78           22         168
Balanced                     1,307       536          903         940
Equity Index                20,577     3,524       21,896       2,205
Diversified Growth             912     1,105        2,486        (469)
Focused Growth               2,118       558        1,357       1,319
Small Company
 Index                      15,298     1,961       12,685       4,574
International Equity Index   1,368       251        1,188         431
International Growth         1,516       695        1,185       1,026
-----------------------------------------------------------------------

 Transactions in Class C shares for the year ended November 30, 2000 were as follows:

                                                               Net
                                   Reinvested                Increase
                            Sales distributions Redemptions (Decrease)
----------------------------------------------------------------------
                                          (in thousands)
U.S. Government Securities    --        --            --          --
U.S. Treasury Index           43         1            38           6
Bond                         655       172         2,022      (1,195)
Balanced                       7         8             2          13
Equity Index                 909       526         1,675        (240)
Focused Growth                14        93             5         102
Small Company
 Index                        --        --            --          --
----------------------------------------------------------------------

 Transactions in Class C shares for the year ended November 30, 1999 were as follows:

                                                               Net
                                   Reinvested                increase
                            Sales distributions Redemptions (decrease)
----------------------------------------------------------------------
                                          (in thousands)
U.S. Government Securities      4        3           202       (195)
U.S. Treasury Index            18       --             9          9
Bond                        1,163      288         1,054        397
Balanced                       22       37           372       (313)
Equity Index                1,287      366         2,107       (454)
Focused Growth                 43       42            67         18
Small Company
 Index                         78        1           146        (67)
----------------------------------------------------------------------

 Transactions in Class D shares for the year ended November 30, 2000 were as follows:

                                                               Net
                                   Reinvested                increase
                            Sales distributions Redemptions (decrease)
----------------------------------------------------------------------
                                          (in thousands)
U.S. Government Securities    19         2           18           3
Short-Intermediate Bond       --         1            5          (4)
Intermediate Bond             --        --           --          --
U.S. Treasury Index            5        --            8          (3)
Bond                           5         1           77         (71)
International Bond            --        --           --          --
Balanced                      10         4            5           9
Equity Index                 137        74          399        (188)
Diversified Growth             6         7            3          10
Focused Growth                10         4            3          11
Mid Cap Growth                --        --           --          --
Small Company Index           --         5           30         (25)
Small Company Growth          --        --           --          --
International Equity Index    --        --           --          --
International Growth          --        --           --          --
----------------------------------------------------------------------

Northern Institutional Funds
Fixed Income and Equity Portfolios
--------------------------------------------------------------------------------

Notes to Financial Statements--Continued
November 30, 2000

 Transactions in Class D shares for the year ended November 30, 1999 were as follows:

                                                               Net
                                   Reinvested                increase
                            Sales distributions Redemptions (decrease)
----------------------------------------------------------------------
                                          (in thousands)
U.S. Government Securities    14         3            35        (18)
Short-Intermediate Bond        4         1            40        (35)
Intermediate Bond             --        --             1         (1)
U.S. Treasury Index            8         1            79        (70)
Bond                           8         8            32        (16)
International Bond            --        --             6         (6)
Balanced                      12         5            41        (24)
Equity Index                 270        97         1,122       (755)
Diversified Growth            11         7            58        (40)
Focused Growth                 9         5            98        (84)
Small Company Index            8         8            48        (32)
International Equity Index    --        --            --         --
International Growth           1         1            19        (17)
----------------------------------------------------------------------

9. Subsequent Event
Prior to January 1, 2001, NTI, currently a subsidiary of Northern Trust, served as Investment Adviser of the U.S. Treasury Index, Equity Index, Small Company Index and International Equity Index Portfolios. On January 1, 2001, Northern Trust transferred to NTI its rights and responsibilities as Investment Adviser and co-administrator of each of the Portfolios that Northern Trust was then managing, other than the International Growth and International Bond Portfolios.

Northern Institutional Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------
Report of Independent Auditors


To the Shareholders and Trustees of
Northern Institutional Funds
Fixed Income and Equity Portfolios
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the U.S. Government Securities, Short-Intermediate Bond, Intermediate Bond, U.S. Treasury Index, Bond, International Bond, Balanced, Equity Index, Diversified Growth, Focused Growth, Mid Cap Growth, Small Company Index, Small Company Growth, International Equity Index and International Growth Portfolios, comprising the Fixed Income and Equity Portfolios of the Northern Institutional Funds, as of November 30, 2000, and the related statements of operations, changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of the investments owned at November 30, 2000 by physical examination of the securities held by the custodian and by correspondence with central depositories, unaffiliated subcustodian banks and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the U.S. Government Securities, Short-Intermediate Bond, Intermediate Bond, U.S. Treasury Index, Bond, International Bond, Balanced, Equity Index, Diversified Growth, Focused Growth, Mid Cap Growth, Small Company Index, Small Company Growth, International Equity Index and International Growth Portfolios at November 30, 2000, the results of their operations, the changes in their net assets and financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


Chicago, Illinois
January 17, 2001

---------------
   NORTHERN
 INSTITUTIONAL
     FUNDS
---------------


[Northern Trust Logo] Managed by
                      Northern Trust


Investment Advisers

The Northern Trust Company
Northern Trust Investments, Inc.
P.O. Box 75943
Chicago, IL 60675-5943
(800) 637-1380


Transfer Agent and Custodian

The Northern Trust Company


Distributor

Northern Funds Distributors, LLC,
an independent third party


Co-Administrators

Northern Trust Investments, Inc.
PFPC Inc.


Trustees

William H. Springer, Chairman
Richard G. Cline
Edward J. Condon, Jr.
Wesley M. Dixon, Jr.
William J. Dolan, Jr.
John W. English
Raymond E. George, Jr.
Sandra Polk Guthman
Michael E. Murphy
Mary Jacobs Skinner
Richard P. Strubel
Stephen Timbers


Officers

Lloyd A. Wennlund, President
Eric Schweitzer, Vice President
Brian R. Curran, Vice President & Treasurer
Suzanne E. Anderson, Assistant Treasurer
Jeffrey A. Dalke, Secretary
Linda J. Hoard, Assistant Secretary


Independent Auditors

Ernst & Young LLP


Legal Counsel

Drinker Biddle & Reath LLP                                     NIFANR EQFX 1/01